SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

File No. 333-104654
File No. 811-21335

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. / /
Post-Effective Amendment No. 10 /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 13
(Check appropriate box or boxes.)

OPTIMUM FUND TRUST
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania 19103-7094
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	July 29, 2010

It is proposed that this filing will become effective (check appropriate box):
/ /	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/X/	on July 29, 2010 pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:
/ /this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

- - - C O N T E N T S - - -

This Post-Effective Amendment No. 10 to Registration File No. 333-104654 includes the following:

1.      Facing Page

2.      Contents Page

3.      Part A – Prospectuses

4.      Part B – Statement of Additional Information

5.      Part C – Other Information

6.      Signatures

7.      Exhibits

Prospectus                                JULY [__], 2010

Optimum Funds

	CUSIP	Nasdaq	Fund number
Optimum Large Cap Growth Fund
Class A	246118707		901
Class B	246118806		902
Class C	246118889		903
Optimum Large Cap Value Fund
Class A	246118863		905
Class B	246118855		906
Class C	246118848		907
Optimum Small-Mid Cap Growth Fund
Class A	246118822		909
Class B	246118814		910
Class C	246118798		911
Optimum Small-Mid Cap Value Fund
Class A	246118772		913
Class B	246118764		914
Class C	246118756		915
Optimum International Fund
Class A	246118731		917
Class B	246118723		918
Class C	246118715		919
Optimum Fixed Income Fund
Class A	246118681		921
Class B	246118673		922
Class C	246118665		923

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund summaries Optimum Large Cap Growth Fund Optimum Large Cap Value Fund Optimum Small-Mid Cap Growth Fund Optimum Small-Mid Cap Value Fund Optimum International Fund Optimum Fixed Income Fund	page [ ] [ ] [ ] [ ] [ ] [ ]

More information about the Funds’ risks	page [ ]

Disclosure of portfolio holdings information	page [ ]

Who manages the Funds? Investment manager Sub-advisers and portfolio managers Who’s Who?	page [ ] [ ] [ ] [ ] [ ]

About your account
Investing in the Funds
Choosing a share class
Dealer compensation
Payments to intermediaries
How to reduce your sales charge
Waivers of contingent deferred sales charges
How to buy shares
Fair valuation
Document delivery
How to sell shares
How to transfer shares
Account minimums
Special services
Exchanges
Frequent trading of Fund shares
Dividends, distributions, and taxes
page [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]

Financial highlights	page [ ]

Additional information	page [ ]

1

Fund summary: Optimum Large Cap Growth Fund

What is the Fund’s investment objective?
The Large Cap Growth Fund seeks long-term growth of capital.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts on Class A shares of this Fund if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds.  More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	4.00%1	1.00%1

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investments)

Class	A	B	C
Management fees	0.76%	0.76%	0.76%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	x.xx%	x.xx%	x.xx%
Total annual fund operating expenses	x.xx%	x.xx%	x.xx%
Fee waivers and expense reimbursements2	(x.xx%)	(x.xx%)	(x.xx%)
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%	x.xx%	x.xx%

1
If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from July 29, 2010 through July 29, 2011.  These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	B	(if redeemed) B	C	(if redeemed) C
1 year	$xxx	$xxx	$xxx	$xxx	$xxx
3 years	$xxx	$xxx	$xxx	$xxx	$xxx
5 years	$xxx	$xxx	$xxx	$xxx	$xxx
10 years	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx

2

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large market capitalization companies (80% policy).  This policy may be changed only upon 60 days’ prior notice to shareholders.  For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Growth Index.  As of June 30, 2010, the Russell 1000 Growth Index had a market capitalization range between $xxx million and $xxx billion.  The market capitalization range for this Index will change on a periodic basis.  A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment.  Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks.  In keeping with the Fund’s investment objective, the Fund may also invest in foreign securities, including ADRs and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund’s manager, Delaware Management Company (Manager), has selected T. Rowe Price Associates, Inc. (T. Rowe Price), Marsico Capital Management, LLC (Marsico), and Fred Alger Management, Inc. (Alger) to serve as the Fund’s sub-advisers.  Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-adviser.  The Manager may change the allocation at any time.  The relative values of each sub-adviser’s share of the Fund’s assets also may change over time.  Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund’s assets, T. Rowe Price mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  T. Rowe Price generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth.  T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing its investment strategy, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain.  These special situations might arise when T. Rowe Price’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a new product introduction or a favorable competitive development.  T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In selecting investments for the Portfolio, Marsico uses an approach that combines top-down macroeconomic analysis with bottom-up stock selection.  The top-down approach may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed.  As a result of the top-down analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large.  In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect.  This process is called bottom-up stock selection.

3

As part of this fundamental, bottom-up research, Marsico may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. Marsico also may prepare detailed earnings and cash flow models of companies.  These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios.  Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance.  The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell a Fund’s investments in portfolio securities if, in the opinion of Marsico, a security’s fundamentals change substantially, its price appreciates excessively in relation to fundamental prospects, the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, or for other reasons.

The core investments of Marsico’s portion of the portfolio generally may include established companies and securities that offer long-term growth potential.  However, the portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

In managing its portion of the Fund’s assets, Alger invests primarily in growth stocks.  Alger believes that issuers of growth stocks tend to fall into one of two categories:

•           High unit volume growth
Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

•           Positive life cycle change
Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

In implementing this philosophy, Alger places a heavy emphasis on original, in-depth analysis. Accordingly, Alger currently employs a team of more than 25 analysts. Analysts are sector specialists with broad responsibility to cover fundamental trends across the capitalization spectrum of their industry. The analyst team is composed of experienced analysts, who have years of experience analyzing the same industries and following the same companies as well as junior analysts supporting our research, financial modeling and analytical process.  The portfolio manager may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

In response to market, economic, political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes.  If a sub-adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval.  However, the Fund’s Board of Trustees must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund’s objective.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Risk	Definition
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Equity risk	The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bond.
High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Investment style risk – growth investment
The sub-advisers primarily use a particular style or set of styles — in this case “growth” styles — to select investments for the Fund.  Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Large-capitalization companies risk
Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations.  This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Portfolio management risk	The risk that the sub-advisers’ strategies and their securities selections might fail to produce the intended result.

4

How has the Optimum Large Cap Growth Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund’s Class A shares have varied over the past six calendar years.  The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling [___________]or by visiting our web site at www.[__________________].

Year-by-year total return (Class A)

2004	2005	2006	2007	2008	2009
11.80%	5.99%	8.90%	10.83%	-43.51%	xx.xx%

As of June 30, 2010, the Fund’s Class A shares had a calendar year-to-date return of xx.xx%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 10.97% for the quarter ended December 31, 2004 and its lowest quarterly return was –24.59% for the quarter ended December 31, 2008.  The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the previous sentence or in the bar chart.  If this fee were included, the returns would be less than those shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ended December 31, 2009

	1 year	5 years	Lifetime (8/1/03 to 12/31/09)
Class A return before taxes	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Class B return before taxes*	xx.xx%	xx.xx%	xx.xx%
Class C return before taxes*	xx.xx%	xx.xx%	xx.xx%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	xx.xx%	xx.xx%	xx.xx%

5

*	Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be
xx.xx%, x.xx%, and x.xx% for the 1-year, 5-year, and lifetime periods, respectively; and returns for Class C would be
xx.xx%, x.xx%, and x.xx% for the 1-year, 5-year, and lifetime periods, respectively.

After-tax performance is presented only for Class A shares of the Fund.  The after-tax returns for other Fund classes may vary.  Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust.

Sub-advisers
Marsico Capital Management, LLC (Marsico)

Portfolio manager	Title with Marsico	Start date on the Fund
Thomas F. Marsico	Founder and Chief Investment Officer	August 2003

T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio manager	Title with T. Rowe Price	Start date on the Fund
P. Robert Bartolo	Vice President	October 2007

Fred Alger Management, Inc. (Alger)

Portfolio manager	Title with Alger	Start date on the Fund
Patrick Kelly	Executive Vice President	September 2008

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day).  Shares may be purchased or redeemed: through your financial advisor or by exchanging shares you own in one Fund for shares of the same class of another Fund.

You may open an account with an initial investment of $2,500 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, or under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the minimum investment is $250, and you can make additional investments of $25 or more. The minimum for a Coverdell Education Savings Account is $500. Under certain circumstances, the initial and additional investment minimums may be waived; please see the statement of additional information. Your participating securities dealer or other financial intermediary may have different account and investment requirements.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

6

Fund summary: Optimum Large Cap Value Fund

What is the Fund’s investment objective?
The Large Cap Value Fund seeks long-term growth of capital.  The Fund may also seek income.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts on Class A shares of this Fund if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds.  More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	4.00%1	1.00%1

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investments)

Class	A	B	C
Management fees	0.72%	0.72%	0.72%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	x.xx%	x.xx%	x.xx%
Total annual fund operating expenses	x.xx%	x.xx%	x.xx%
Fee waivers and expense reimbursements2	(x.xx%)	(x.xx%)	(x.xx%)
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%	x.xx%	x.xx%

1
If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from July 29, 2010 through July 29, 2011.  These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

7

Class	A	B	(if redeemed) B	C	(if redeemed) C
1 year	$xxx	$xxx	$xxx	$xxx	$xxx
3 years	$xxx	$xxx	$xxx	$xxx	$xxx
5 years	$xxx	$xxx	$xxx	$xxx	$xxx
10 years	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large market capitalization companies (80% policy).  This policy may be changed only upon 60 days’ prior notice to shareholders.  For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Value Index.  As of June 30, 2010, the Russell 1000 Value Index had a market capitalization range between $xxx million and $xxx billion.  The market capitalization range for this Index will change on a periodic basis.  A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment.  Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks.  In keeping with the Fund’s investment objective, the Fund may also invest in foreign securities, including ADRs and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund’s manager, Delaware Management Company (Manager), has selected Massachusetts Financial Services Company (MFS) and TCW Investment Management Company (TCW), to serve as the Fund’s sub-advisers.  Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-adviser.  The Manager may change the allocation at any time.  The relative values of each sub-adviser’s share of the Fund’s assets also may change over time.   Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.

MFS focuses on investing the Fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies).  Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.  MFS uses a bottom-up investment approach in buying and selling investments for the Fund.  Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions.  Factors considered may include analysis of earnings, cash flows, competitive position, and management ability.  Quantitative analysis of these and other factors may also be considered.

In managing its portion of the Fund’s assets, TCW employs a highly disciplined investment process that has three steps. First, TCW quantitatively analyzes the investable universe for companies that meet one (or more) of TCW’s five value characteristics.  Given TCW’s yield objectives, dividend yield is the most heavily weighted of the five valuation criteria.  The remaining four are price-to-earnings, price-to-cash flow, price-to-book value, and price-to-sales ratios equal to or lower than the overall market, as defined by the S&P 500.  The second step is in-depth fundamental analysis.  TCW’s goal is to find a fundamental catalyst that will lead to the stock value being realized in the market place such as new or strong management, new products or market niche, or a restructuring.  The third step is portfolio construction.

In response to market, economic, political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes.  If a sub-adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval.  However, the Fund’s Board of Trustees must approve any changes to nonfundamental

8

investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund’s objective.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Risk	Definition
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Equity risk	The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bond.
High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Investment style risk – value investment
The sub-advisers primarily use a particular style or set of styles — in this case “value” styles — to select investments for the Fund.  Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Large-capitalization companies risk
Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations.  This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Portfolio management risk	The risk that the sub-advisers’ strategies and their securities selections might fail to produce the intended result.
Real estate industry risk
This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

How has the Optimum Large Cap Value Fund performed?
This bar chart and table can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund’s Class A shares have varied over the past six calendar years.  The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling [___________]or by visiting our web site at www.[__________________].

9

Year-by-year total return (Class A)

2004	2005	2006	2007	2008	2009
13.79%	5.46%	18.66%	4.18%	-37.51%	xx.xx%

As of June 30, 2010, the Fund’s Class A shares had a calendar year-to-date return of xx.xx%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 9.81% for the quarter ended December 31, 2004 and its lowest quarterly return was -22.22% for the quarter ended December 31, 2008.  The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the previous sentence or in the bar chart.  If this fee were included, the returns would be less than those shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ended December 31, 2009

	1 year	5 years	Lifetime (8/1/03 to 12/31/09)
Class A return before taxes	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Class B return before taxes*	xx.xx%	xx.xx%	xx.xx%
Class C return before taxes*	xx.xx%	xx.xx%	xx.xx%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	xx.xx%	xx.xx%	xx.xx%

*	Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be
xx.xx%, x.xx%, and x.xx% for the 1-year, 5-year, and lifetime periods, respectively; and returns for Class C would be
xx.xx%, x.xx%, and x.xx% for the 1-year, 5-year, and lifetime periods, respectively.

After-tax performance is presented only for Class A shares of the Fund.  The after-tax returns for other Fund classes may vary.  Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust.

Sub-advisers
TCW Investment Management Company (TCW)

Portfolio manager	Title with TCW	Start date on the Fund
Diane E. Jaffee, CFA	Group Managing Director	July 2005

Massachusetts Financial Services Company (MFS)

Portfolio managers	Title with MFS	Start date on the Fund
Steven R. Gorham	Investment Officer	August 2003
Nevin P. Chitkara	Investment	May 2006

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day).  Shares may be purchased or redeemed: through your financial advisor or by exchanging shares you own in one Fund for shares of the same class of another Fund.

10

You may open an account with an initial investment of $2,500 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, or under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the minimum investment is $250, and you can make additional investments of $25 or more. The minimum for a Coverdell Education Savings Account is $500. Under certain circumstances, the initial and additional investment minimums may be waived; please see the statement of additional information. Your participating securities dealer or other financial intermediary may have different account and investment requirements.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

11

Fund summary: Optimum Small-Mid Cap Growth Fund

What is the Fund’s investment objective?
The Small-Mid Cap Growth Fund seeks long-term growth of capital.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts on Class A shares of this Fund if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds.  More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	4.00%1	1.00%1

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investments)

Class	A	B	C
Management fees	1.10%	1.10%	1.10%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	x.xx%	x.xx%	x.xx%
Total annual fund operating expenses	x.xx%	x.xx%	x.xx%
Fee waivers and expense reimbursements2	(x.xx%)	(x.xx%)	(x.xx%)
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%	x.xx%	x.xx%

1
If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from July 29, 2010 through July 29, 2011.  These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

12

Class	A	B	(if redeemed) B	C	(if redeemed) C
1 year	$xxx	$xxx	$xxx	$xxx	$xxx
3 years	$xxx	$xxx	$xxx	$xxx	$xxx
5 years	$xxx	$xxx	$xxx	$xxx	$xxx
10 years	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small and mid-market capitalization companies (80% policy). This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, small market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Growth Index.  As of June 30, 2010, the Russell 2000 Growth Index had a market capitalization range between $xx million and $x.x billion, and the Russell MidCap Growth Index had a market capitalization range between $xxx million and $xx billion.  The market capitalization range for these Indices will change on a periodic basis.  A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets the respective definition above after purchase continue to be considered either a small- or mid-capitalization company, as applicable, for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's investment objective, the Fund may also invest in foreign securities, including ADR's and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (Manager), has selected Columbia Wanger Asset Management, L.P. (Columbia WAM) and Wellington Management Company, LLP (Wellington Management) to serve as the Fund's sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor's share of the Fund's assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, Columbia WAM typically looks for companies with: a strong business franchise that offers growth potential; products and services that give the company a competitive advantage; and/or a stock price that Columbia WAM believes is reasonable relative to the assets and earnings power of the company. Columbia WAM may identify what it believes are important economic, social, or technological trends and try to identify companies it thinks will benefit from these trends. Columbia WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Columbia WAM compares growth potential, financial strength, and fundamental value among companies.

In managing its portion of the Fund's assets, Wellington Management seeks to invest in stocks of rapidly growing companies, adding value through bottom-up, fundamental security selection decisions. The investment process consists of three phases: defining a universe, selecting individual stocks, and executing a portfolio strategy. Throughout this process, Wellington Management identifies both emerging and re-emerging growth companies. They generally look for companies that exhibit some or all of the following fundamental characteristics: sustainable revenue growth, superior market position, positive financial trends, and high quality management. A stock is purchased when it is considered to be undervalued relative to our fundamental outlook for the company. This valuation methodology focuses on a number of metrics, including absolute and relative forward price-to-earnings multiples, enterprise value/EBITDA, price-to-sales ratios, and the present value of future cash flows. The most compelling purchase candidates look attractive through several of these valuation metrics.

13

In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund's Board of Trustees must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund's objective.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Risk	Definition
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Equity risk	The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bond.
High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Investment style risk – growth investment
The sub-advisers primarily use a particular style or set of styles — in this case “growth” styles — to select investments for the Fund.  Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Portfolio management risk	The risk that the sub-advisers’ strategies and their securities selections might fail to produce the intended result.
Small- and mid-market capitalization companies
The risk that small- and mid-market capitalization companies are more vulnerable than larger companies to adverse business or economic developments. Consequently, the prices of smaller company stocks tend to rise and fall in value more frequently than the stocks of larger companies.

How has the Optimum Small-Mid Cap Growth Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund’s Class A shares have varied over the past six calendar years.  The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling [___________]or by visiting our web site at www.[__________________].

14

Year-by-year total return (Class A)

2004	2005	2006	2007	2008	2009
16.47%	5.33%	8.17%	5.06%	-44.76%	xx.xx%

As of June 30, 2010, the Fund’s Class A shares had a calendar year-to-date return of x.xx%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 16.01% for the quarter ended December 31, 2004 and its lowest quarterly return was –28.20% for the quarter ended December 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the previous sentence or in the bar chart.  If this fee were included, the returns would be less than those shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ended December 31, 2009

	1 year	5 years	Lifetime (8/1/03 to 12/31/09)
Class A return before taxes	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Class B return before taxes*	xx.xx%	xx.xx%	xx.xx%
Class C return before taxes*	xx.xx%	xx.xx%	xx.xx%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)	xx.xx%	xx.xx%	xx.xx%

*	Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be
xx.xx%, x.xx%, and x.xx% for the 1-year, 5-year, and lifetime periods, respectively; and returns for Class C would be
xx.xx%, x.xx%, and x.xx% for the 1-year, 5-year, and lifetime periods, respectively.

After-tax performance is presented only for Class A shares of the Fund.  The after-tax returns for other Fund classes may vary.  Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust.

Sub-advisers
Columbia Wanger Asset Management, L.P. (Columbia WAM)

Portfolio manager	Title with Columbia WAM	Start date on the Fund
Robert A. Mohn	Portfolio Manager	August 2003

Wellington Management Company, LLP (Wellington)

Portfolio manager	Title with Wellington	Start date on the Fund
Steven C. Angeli, CFA	Senior Vice President and Equity Portfolio Manager	June 2008

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day).  Shares may be purchased or redeemed: through your financial advisor or by exchanging shares you own in one Fund for shares of the same class of another Fund.

15

You may open an account with an initial investment of $2,500 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, or under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the minimum investment is $250, and you can make additional investments of $25 or more. The minimum for a Coverdell Education Savings Account is $500. Under certain circumstances, the initial and additional investment minimums may be waived; please see the statement of additional information. Your participating securities dealer or other financial intermediary may have different account and investment requirements.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

16

Fund summary: Optimum Small-Mid Cap Value Fund

What is the Fund’s investment objective?
The Small-Mid Cap Value Fund seeks long-term growth of capital.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts on Class A shares of this Fund if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds.  More information about these and other discounts is available from your financial advisor, in the this prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	4.00%1	1.00%1

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investments)

Class	A	B	C
Management fees	1.04%	1.04%	1.04%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	x.xx%	x.xx%	x.xx%
Total annual fund operating expenses	x.xx%	x.xx%	x.xx%
Fee waivers and expense reimbursements2	(x.xx%)	(x.xx%)	(x.xx%)
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%	x.xx%	x.xx%

1
If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from July 29, 2010 through July 29, 2011.  These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

17

Class	A	B	(if redeemed) B	C	(if redeemed) C
1 year	$xxx	$xxx	$xxx	$xxx	$xxx
3 years	$xxx	$xxx	$xxx	$xxx	$xxx
5 years	$xxx	$xxx	$xxx	$xxx	$xxx
10 years	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small and mid-market capitalization companies (80% policy). This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, small market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Value Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Value Index. As of June 30, 2010, the Russell 2000 Value Index had a market capitalization range between $xx million and $x.x billion, and the Russell MidCap Value Index had a market capitalization range between $xxx million and $xx billion. The market capitalization range for these Indices will change on a periodic basis. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets their respective definition above after purchase continue to be considered either a small- or mid-capitalization company, as applicable, for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's investment objective, the Fund may also invest in foreign securities, including ADRs and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (Manager), has selected The Delafield Group, a division of Tocqueville Asset Management L.P. (Tocqueville), The Killen Group, Inc. (Killen), and Westwood Management Corp. (Westwood) to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, The Delafield Group of Tocqueville considers factors including the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, management capability and practices, and the economic and political outlook. Although the balance sheet of a company is important to the sub-adviser's analysis, the sub-adviser may invest in financially troubled companies if the sub-adviser believes that the underlying assets are worth far more than the market price of the shares. In addition, companies generating free cash flow will be considered attractive. Securities will also be assessed upon their earning power, stated asset value, and off the balance sheet values. The Delafield Group of Tocqueville intends to invest in companies that are managed for the benefit of their shareholders and not by management that believes the most important measure of a company's success is its size.

In managing its portion of the Fund's assets, Killen adheres to the principles of value investing, using a fundamental, bottom-up approach. Investment research is conducted and produced internally by Killen's own staff. Killen seeks to buy securities that it believes to be undervalued and that offer the potential for long-term capital gains. Generally, the sub-adviser's average holding period for securities is three to four years. Killen will typically hold approximately 40 stocks in its portion of the Fund's assets.

In managing its portion of the Fund's assets, Westwood utilizes a value style of investing in choosing common stocks that it believes have limited downside risk and it believes are currently undervalued in the market. Other key metrics for evaluating the risk/return profile of an investment may include, but are not limited to: an improving return on equity; a

18

declining debt/equity ratio; and in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood also has disciplines in place that generally serve as sell signals, such as a security reaching a predetermined price target or a change to a company's fundamentals that negatively impacts the original investment thesis.

In response to market, economic, political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund's Board of Trustees must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund's objective.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Risk	Definition
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Equity risk	The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bond.
High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Investment style risk – value investment
The sub-advisers primarily use a particular style or set of styles — in this case “value” styles — to select investments for the Fund.  Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Portfolio management risk	The risk that the sub-advisers’ strategies and their securities selections might fail to produce the intended result.
Small- and mid-market capitalization companies
The risk that small- and mid-market capitalization companies are more vulnerable than larger companies to adverse business or economic developments. Consequently, the prices of smaller company stocks tend to rise and fall in value more frequently than the stocks of larger companies.

How has the Optimum Small-Mid Cap Value Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund’s Class A shares have varied over the past six calendar years.  The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the

19

Fund's most recently available month-end performance by calling [___________]or by visiting our web site at www.[__________________].

Year-by-year total return (Class A)

2004	2005	2006	2007	2008	2009
26.27%	7.69%	9.61%	-7.63%	-40.01%	xx.xx%

As of June 30, 2010, the Fund’s Class A shares had a calendar year-to-date return of x.xx%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 13.12% for the quarter ended December 31, 2004 and its lowest quarterly return was -33.03% for the quarter ended December 31, 2008.  The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the previous sentence or in the bar chart.  If this fee were included, the returns would be less than those shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ended December 31, 2009

	1 year	5 years	Lifetime (8/1/03 to 12/31/09)
Class A return before taxes	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Class B return before taxes*	xx.xx%	xx.xx%	xx.xx%
Class C return before taxes*	xx.xx%	xx.xx%	xx.xx%
Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)	xx.xx%	xx.xx%	xx.xx%

*	Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be
xx.xx%, x.xx%, and x.xx% for the 1-year, 5-year, and lifetime periods, respectively; and returns for Class C would be
xx.xx%, x.xx%, and x.xx% for the 1-year, 5-year, and lifetime periods, respectively.

After-tax performance is presented only for Class A shares of the Fund.  The after-tax returns for other Fund classes may vary.  Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust.

Sub-advisers
The Delafield Group, a division of Tocqueville Asset Management, L.P. (Tocqueville)

Portfolio managers	Title with Tocqueville	Start date on the Fund
J. Dennis Delafield	Managing Director	August 2003
Vincent Sellecchia	Managing Director	August 2003

The Killen Group, Inc. (Killen)

Portfolio managers	Title with Killen	Start date on the Fund
Lee S. Grout, CFA	Vice President and Head of Investment Research	January 2006
Robert E. Killen	Chief Executive Officer and Founder	January 2006

20

Westwood Management Corp. (Westwood)

Portfolio managers	Title with Westwood	Start date on the Fund
Ragen Stienke, CFA	Vice President and Portfolio Manager	December 2008
Corey Henegar, CFA	Vice President and Portfolio Manager	December 2008
Kellie Stark, CFA	Senior Vice President and Portfolio Manager	December 2008
David Spika, CFA	Vice President and Portfolio Manager	December 2008
Susan Byrne	Chairman, Chief Investment Officer, Portfolio Manager, and Founder	December 2008

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day).  Shares may be purchased or redeemed: through your financial advisor or by exchanging shares you own in one Fund for shares of the same class of another Fund.

You may open an account with an initial investment of $2,500 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, or under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the minimum investment is $250, and you can make additional investments of $25 or more. The minimum for a Coverdell Education Savings Account is $500. Under certain circumstances, the initial and additional investment minimums may be waived; please see the statement of additional information. Your participating securities dealer or other financial intermediary may have different account and investment requirements.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

21

Fund summary: Optimum International Fund

What is the Fund’s investment objective?
The International Fund seeks long-term growth of capital.  The Fund may also seek income.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts on Class A shares of this Fund if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds.  More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	4.00%1	1.00%1

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investments)

Class	A	B	C
Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	x.xx%	x.xx%	x.xx%
Total annual fund operating expenses	x.xx%	x.xx%	x.xx%
Fee waivers and expense reimbursements2	(x.xx%)	(x.xx%)	(x.xx%)
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%	x.xx%	x.xx%

1
If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from July 29, 2010 through July 29, 2011.  These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

22

Class	A	B	(if redeemed) B	C	(if redeemed) C
1 year	$xxx	$xxx	$xxx	$xxx	$xxx
3 years	$xxx	$xxx	$xxx	$xxx	$xxx
5 years	$xxx	$xxx	$xxx	$xxx	$xxx
10 years	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
The Fund invests primarily in non-U.S. securities, including securities of issuers located in emerging markets, but, in any event, will invest at least 65% of its net assets in non-U.S. securities.  The Fund considers non-U.S. securities to include those securities issued by companies: (i) whose principal securities trading markets are outside the U.S.; (ii) that derive 50% or more of their total revenue from either goods or services produced or sales made in markets outside the U.S.; (iii) that have 50% or more of their assets outside the U.S.; (iv) that are linked to non-U.S. dollar currencies; or (v) that are organized under the laws of, or with principal offices in, a country other than the U.S. The Fund does not limit its investments to issuers within a specific market capitalization range.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's investment objective, the Fund may also invest in futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (Manager), has selected Mondrian Investment Partners Limited (Mondrian) and BlackRock Advisors, LLC (BlackRock) to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, Mondrian uses a value-oriented approach that emphasizes individual stock selection. Mondrian conducts research on a global basis in an effort to identify securities that have the potential for long-term capital growth and income. The center of the research effort is a value-oriented dividend discount methodology for individual securities and market analysis that isolates value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made. In deciding to buy or sell an investment, Mondrian also considers movement in the price of individual securities and the impact of currency adjustments on a U.S.-domiciled, dollar-based investor.

In managing its portion of the Fund's assets, BlackRock applies an active investment process that is highly disciplined, research-intensive, global in its frame of reference, and risk-informed. BlackRock's approach combines proprietary, multi-factor quantitative analysis with independent fundamental research to construct portfolios with desired characteristics. Quantitative research helps the team study the investment universe and prioritize fundamental research. The stock selection process is based on the fundamental analysis conducted by our investment managers. Portfolio strategy and risk management are integral components of the portfolio construction process. The investment team believes that this integrated approach is critical to achieving its goal of consistently generating superior, risk-adjusted returns. Companies are purchased that BlackRock believes possess strong and/or improving industry and company fundamentals and/or favorable risk/reward outlooks. From BlackRock's perspective, the majority of investments typically have superior growth characteristics.

In response to market, economic, political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund's Board of Trustees must approve any changes to nonfundamental

23

investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund's objective.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Risk	Definition
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Equity risk	The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bond.
High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Investment style risk – value investment
The sub-advisers primarily use a particular style or set of styles — in this case “value” styles — to select investments for the Fund.  Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Portfolio management risk	The risk that the sub-advisers’ strategies and their securities selections might fail to produce the intended result.

How has the Optimum International Fund performed?
This bar chart and table can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund’s Class A shares have varied over the past six calendar years.  The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling [___________]or by visiting our web site at www.[__________________].

Year-by-year total return (Class A)

2004	2005	2006	2007	2008	2009
17.22%	11.47%	29.02%	8.77%	-43.07%	xx.xx%

As of June 30, 2010, the Fund’s Class A shares had a calendar year-to-date return of x.xx%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 12.94% for the quarter ended December 31, 2004 and its lowest quarterly return was -19.83% for the quarter ended December 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the previous sentence or in the bar chart.  If this

24

fee were included, the returns would be less than those shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ended December 31, 2009

	1 year	5 years	Lifetime (8/1/03 to 12/31/09)
Class A return before taxes	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Class B return before taxes*	xx.xx%	xx.xx%	xx.xx%
Class C return before taxes*	xx.xx%	xx.xx%	xx.xx%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)	xx.xx%	xx.xx%	xx.xx%
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)	xx.xx%	xx.xx%	xx.xx%

*	Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be
xx.xx%, x.xx%, and x.xx% for the 1-year, 5-year, and lifetime periods, respectively; and returns for Class C would be
xx.xx%, x.xx%, and x.xx% for the 1-year, 5-year, and lifetime periods, respectively.

After-tax performance is presented only for Class A shares of the Fund.  The after-tax returns for other Fund classes may vary.  Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust.

Sub-advisers
Mondrian Investment Partners Limited (Mondrian)

Portfolio managers	Title with Mondrian	Start date on the Fund
Fiona A. Barwick	Director of Regional Research	August 2003
Emma Lewis	Senior Portfolio Manager	August 2003

BlackRock Advisers, LLC (BlackRock)

Portfolio managers	Title with BlackRock	Start date on the Fund
Michael D. Carey, CFA	Managing Director	December 2008
Thomas P. Callan, CFA	Managing Director	December 2008

25

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day).  Shares may be purchased or redeemed: through your financial advisor or by exchanging shares you own in one Fund for shares of the same class of another Fund.

You may open an account with an initial investment of $2,500 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, or under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the minimum investment is $250, and you can make additional investments of $25 or more. The minimum for a Coverdell Education Savings Account is $500. Under certain circumstances, the initial and additional investment minimums may be waived; please see the statement of additional information. Your participating securities dealer or other financial intermediary may have different account and investment requirements.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

26

Fund summary: Optimum Fixed Income Fund

What is the Fund’s investment objective?
The Fixed Income Fund seeks a high level of income.  The Fund may also seek growth of capital.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts on Class A shares of this Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Optimum Funds.  More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	4.00%1	1.00%1

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investments)

Class	A	B	C
Management fees	0.59%	0.59%	0.59%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	x.xx%	x.xx%	x.xx%
Total annual fund operating expenses	x.xx%	x.xx%	x.xx%
Fee waivers and expense reimbursements2	(x.xx%)	(x.xx%)	(x.xx%)
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%	x.xx%	x.xx%

1
If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.  Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from July 29, 2010 through July 29, 2011.  These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

27

Class	A	B	(if redeemed) B	C	(if redeemed) C
1 year	$xxx	$xxx	$xxx	$xxx	$xxx
3 years	$xxx	$xxx	$xxx	$xxx	$xxx
5 years	$xxx	$xxx	$xxx	$xxx	$xxx
10 years	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in fixed income securities. This policy may be changed only upon 60 days’ prior notice to shareholders. The Fund focuses on securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, corporate debt securities, taxable and tax-exempt municipal securities, and mortgage-backed and asset-backed securities.

The Fund invests primarily in investment-grade fixed income securities (that is, those rated in the four highest rating categories by Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch, Inc. (“Fitch”) or, if unrated, determined by Delaware Management Company (the “Manager”) or a sub-adviser to be of comparable quality).

The Fund may also invest in high yield securities (commonly known as junk bonds) rated BB or lower by S&P or Fitch, or Ba or lower by Moody’s, or, if unrated, determined by the Manager or the sub-adviser to be of comparable quality. The Fund may invest in securities denominated in foreign currencies and U.S. dollar-denominated securities of foreign issuers. In keeping with the Fund’s investment objective, the Fund may also invest in futures, options, credit default swaps, and other derivatives.

The Fund may purchase individual securities of any maturity but generally will maintain a dollar weighted average portfolio maturity of five to 10 years. The Fund normally will have a duration that is comparable to that of the Barclays Capital U.S. Aggregate Bond Index. Duration is a measure of the expected change in value from changes in interest rates. Typically, a bond with a low (short) duration means that its value is less sensitive to interest rate changes, while bonds with a high (long) duration are more sensitive.

The Manager has selected Pacific Investment Management Company LLC (“PIMCO”) to serve as the Fund’s sub-adviser. The sub-adviser is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-adviser. The Manager also is responsible for the day-to-day investment management of a portion of the Fund’s assets. The Manager may change the allocation at any time. The relative values of the Manager’s and sub-adviser’s share of the Fund’s assets also may change over time. The Manager and the sub-adviser each select investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund’s assets, the Manager allocates investments principally among the following four sectors of the fixed income securities market: (1) the U.S. investment grade sector; (2) the U.S. high yield sector; (3) the international developed markets sector; and (4) the emerging markets sector. The Manager determines how much to allocate to each of these sectors based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the sectors.

In selecting securities for its portion of the Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages,

28

asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

In response to market, economic, political, or other conditions, the Manager or the sub-adviser may temporarily use a different investment strategy for defensive purposes. If the Manager or the sub-adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is non-fundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees must approve any changes to non-fundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund’s objective.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Risk	Definition
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bond.
High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Mortgage-backed and asset-backed securities risk	The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.
Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Portfolio management risk	The risk that the sub-advisers’ strategies and their securities selections might fail to produce the intended result.

How has the Optimum Fixed Income Fund performed?
This bar chart and table can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund’s Class A shares have varied over the past six calendar years.  The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling [___________]or by visiting our web site at www.[__________________].

29

Year-by-year total return (Class A)

2004	2005	2006	2007	2008	2009
5.86%	0.63%	5.45%	5.65%	-8.91%	xx.xx%

As of June 30, 2010, the Fund’s Class A shares had a calendar year-to-date return of xx.xx%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 3.80% for the quarter ended September 30, 2006 and its lowest quarterly return was –5.10% for the quarter ended December 31, 2008.  The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the previous sentence or in the bar chart.  If this fee were included, the returns would be less than those shown.  The average annual returns in the table shown below do include the sales charge.

Average annual returns for periods ended December 31, 2009

	1 year	5 years	Lifetime (8/1/03 to 12/31/09)
Class A return before taxes	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Class B return before taxes*	xx.xx%	xx.xx%	xx.xx%
Class C return before taxes*	xx.xx%	xx.xx%	xx.xx%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	xx.xx%	xx.xx%	xx.xx%

*	Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be
xx.xx%, x.xx%, and x.xx% for the 1-year, 5-year, and lifetime periods, respectively; and returns for Class C would be
xx.xx%, x.xx%, and x.xx% for the 1-year, 5-year, and lifetime periods, respectively.

After-tax performance is presented only for Class A shares of the Fund.  The after-tax returns for other Fund classes may vary.  Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust.

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Paul Grillo	Senior Vice President and Co-Chief Investment Officer – Total Return Fixed Income Strategy	August 2003
Thomas H. Chow	Senior Vice President and Senior Portfolio Manager	May 2007
Roger A. Early	Senior Vice President and Co-Chief Investment Officer – Total Return Fixed Income Strategy	May 2007
Wen-Dar Chen	Vice President and Portfolio Manager – International Debt	May 2007
Kevin Loome	Head of High Yield Fixed Income Team	August 2007

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Sub-adviser
Pacific Investment Management Company LLC (PIMCO)

Portfolio manager	Title with Mondrian	Start date on the Fund
Saumil H. Parikh	Managing Director and Portfolio Manager	April 2010

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day).  Shares may be purchased or redeemed: through your financial advisor or by exchanging shares you own in one Fund for shares of the same class of another Fund.

You may open an account with an initial investment of $2,500 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, or under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the minimum investment is $250, and you can make additional investments of $25 or more. The minimum for a Coverdell Education Savings Account is $500. Under certain circumstances, the initial and additional investment minimums may be waived; please see the statement of additional information. Your participating securities dealer or other financial intermediary may have different account and investment requirements.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

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More information about the Funds’ risks

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest.  Before you invest in a Fund, you should carefully evaluate the risks associated with that Fund.

The Funds have principal investment strategies that come with inherent risks.  Each Fund’s principal risks are identified in its Fund profile under the heading “What are the principal risks of investing in the Fund?” and are described in more detail below.  Also described below are additional risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.  Unless otherwise indicated, each risk applies to all of the Funds.  Please see the Statement of Additional Information (“SAI”) for a further discussion of these risks and other risks not discussed here.

Convertible securities risk
The value of convertible securities fluctuates in relation to changes in interest rates and the value of the underlying common stock.

Counterparty risk
This is the risk that a Fund may lose money because a party that the Manager contracts with to buy or sell securities fails to fulfill its side of the agreement.  In addition, a Fund may lend up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions, and such transactions expose the Fund to counterparty risk as further described in the Funds’ SAI.

Derivatives risk
A derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate, or index.  Options, futures contracts, credit default swaps, and forward contracts are examples of derivatives.  A Fund’s investments in derivatives may rise or fall more rapidly than other investments.  These transactions are subject to changes in the underlying security on which such transactions are based.  Even a small investment in derivative securities can have a significant impact on a Fund’s total return, and it is possible for a Fund’s losses on a derivative to exceed its investment.  Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and portfolio management risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, interest rate, or index.  These types of transactions will be used for a number of reasons, including:  to manage a Fund’s exposure to changes in securities prices and foreign currencies; to efficiently adjust a Fund’s overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities (“hedging”); and to serve as a cash management tool.  When a derivative security is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa.  However, a lack of correlation between the value of a derivative and the assets being hedged could render a Fund’s hedging strategy unsuccessful and could result in losses.  To the extent that a Fund uses a derivative security for purposes other than as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Equity risk
Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company’s operations.

Fixed income risk
To the extent that a Fund invests a substantial amount of its assets in fixed income securities, the Fund may be subject to the following risks:

Credit risk
It is possible that the issuer of a security will not be able to make interest and principal payments when due.

Interest rate risk
This is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

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Lower-rated securities risk

High yield, high-risk bonds (commonly known as junk bonds), while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default, and a more limited and less liquid secondary market than higher-rated securities.  These securities are subject to greater price volatility and risk of loss of income and principal than are higher-rated securities.  Lower-rated and unrated fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated fixed income securities, which react primarily to fluctuations in the general level of interest rates.  Fixed income securities of this type are considered to be of poor standing and primarily speculative.  Such securities are subject to a substantial degree of credit risk.

Mortgage-backed and asset-backed securities risk
This is the risk that the principal on mortgage- backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.  If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates.  Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility.  This is known as extension risk.

Foreign risk
A Fund’s investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.  In addition, there is the possibility of expropriation, nationalization, or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls, which may include suspension of the ability to transfer currency from a given country, and default in foreign government securities.  As a result of these factors, foreign securities markets may be less liquid and more volatile than U.S. markets and a Fund may experience difficulties and delays in converting foreign currencies back into U.S. dollars.  Such events may cause the value of certain foreign securities to fluctuate widely and may make it difficult to accurately value foreign securities.  In addition, the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Currency risk
Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.  Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase losses.

Emerging markets risk
Risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.  In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality.  Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

Industry-specific risk
This is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond.  A fund that concentrates its investments in a particular industry or individual security generally is subject to greater risks than a fund that is not concentrated.

Inflation risk
This is the risk that the return from your investments will be less than the increase in the cost of living due to inflation, thus preventing you from reaching your financial goals.

Information risk
This is the risk that key information about a security is inaccurate or unavailable.

Initial public offering risk
The volume of initial public offerings (IPOs) and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall.  If IPOs are brought to the market, availability may be limited

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and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.  In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks.

Investment style risk
A sub-adviser may primarily use a particular style or set of styles — either growth or value styles — to select investments for a Fund.  Those styles may be out of favor or may not produce the best results over short or longer time periods.  They may also increase the volatility of a Fund’s share price.

Growth investing risk
Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks.  These companies tend to invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in falling markets.  As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Value investing risk
Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks.  However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Issuer-specific risk
The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.  A Fund could lose all of its investment in a company’s securities.

Large-capitalization companies risk
Large-capitalization companies tend to go in and out of favor based on market and economic conditions.  Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations.  This potentially lower risk means that a Fund’s share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Leverage risk
This is the risk associated with securities or practices (for example, borrowing) that multiply small price movements into large changes in value.

Liquidity risk
A Fund’s investment in illiquid securities may reduce the return of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Market risk
This is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Multiple adviser risk
Each Fund employs multiple investment advisers, each of which independently chooses and maintains a portfolio of securities for the Fund and is responsible for investing a specific allocated portion of the Fund’s assets.  The same security may be held in different portions of a Fund or may be acquired for one portion of a Fund at a time when an investment adviser to another portion deems it appropriate to dispose of the securities from that other portion.  Similarly, under some market conditions, one investment adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other investment adviser believes continued exposure to the equity markets is appropriate for its allocated portion of a Fund.  Because each investment adviser directs the trading for its own portion of a Fund, and does not aggregate its transactions with those of the other investment adviser, a Fund may incur higher brokerage costs than would be the case if a single investment adviser were managing the entire Fund.

Opportunity risk
This is the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

Political risk
This is the risk of losses directly attributable to government or political actions.

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Portfolio management risk

The sub-advisers’ (and, where applicable, the Manager’s) strategies and their securities selections might fail to produce the intended result.

Portfolio turnover risk
The Funds do not restrict the frequency of trading to limit expenses or to minimize the tax effect that a Fund’s distributions may have on shareholders.  A Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.  Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover).  High portfolio turnover may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Small- and mid-market capitalization companies risk - Risk is greater for investments in small- and mid-market capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. Their managements may lack depth and experience. Smaller companies also may have narrower product lines and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small- and mid-market capitalization companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of smaller company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Investments in small- and mid-market capitalization companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates. Additionally, many small-capitalization stocks trade less frequently and in smaller volume than exchange-listed stocks. Some small-capitalization companies may be unseasoned companies that have been in operation less than three years, including operation of any predecessors. Their securities may have limited liquidity and their prices may be very volatile.

Valuation risk
This is the risk that a Fund has valued securities at a price that is higher than the price the Fund could obtain if it sold the securities.

Disclosure of portfolio holdings information
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

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Who manages the Funds?

Investment manager
Each Fund is managed by Delaware Management Company (Manager), located at 2005 Market Street, Philadelphia, Pennsylvania  19103-7094.  The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (DMHI).  DMHI is a wholly owned subsidiary of Macquarie Group Ltd. The Manager makes investment decisions for the Fund, manages the Fund's business affairs, and provides daily administrative services. As of March 31, 2010, the Manager and its affiliates had more than $xxx billion in assets under management.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

As the Funds’ investment manager, the Manager has overall responsibility for the general management of the Trust and the Funds, which includes selecting the Funds’ sub-advisers and monitoring each Fund and sub-adviser to ensure that investment activities remain consistent with a Fund’s investment objective.  A team is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which Fund performance is measured.  The Manager has hired LPL Financial Corporation (LPL), a registered broker/dealer and investment adviser, as a consultant to assist with this process.

For the last fiscal year, each Fund paid the Manager the following aggregate fee, net of waivers, based on such Fund’s average daily net assets:

Fund	Management Fee
Large Cap Growth Fund
Large Cap Value Fund
Small-Mid Cap Growth Fund
Small-Mid Cap Value Fund
International Fund
Fixed Income Fund

Each Fund’s (except the Small-Mid Cap Growth Fund’s) management fee, as a percentage of average daily net assets, declines as assets increase above designated levels.  The Manager pays the consulting fees out of its assets as described in the Funds’ SAI.

A discussion regarding the basis for the Board of Trustees’ approvals of the investment advisory and sub-advisory agreements is available in the Funds’ annual report to shareholders for the period ended March 31, 2010.

Sub-advisers and portfolio managers
Each Fund’s investments are selected by one or more sub-advisers.  The following identifies and describes each Fund’s sub-advisers, identifies each Fund’s portfolio managers, and describes each portfolio manager’s business experience.  Each sub-adviser is paid by the Manager.

Large Cap Growth Fund

Marsico Capital Management, LLC (Marsico) is located at 1200 17th Street, Suite 1600, Denver, CO 80202. Marsico Capital was organized in September 1997 as a registered investment adviser.  Marsico Capital provides investment services to other mutual funds and private accounts and, as of March 31, 2009 had approximately $47 billion under management. Marsico has held its Fund responsibilities since the Fund’s inception.

Thomas F. Marsico is the founder and Chief Investment Officer of Marsico and manages the investment program for Marsico's portion of the Large Cap Growth Fund. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager. He has held his Fund responsibilities since the inception of the Fund.

T. Rowe Price Associates, Inc. (T. Rowe Price), located at 100 East Pratt Street, Baltimore, MD 21202, was founded in 1937 and manages institutional investment portfolios and mutual funds.  T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., which is a publicly-traded financial services holding company.  As of March 31, 2009, T. Rowe Price had approximately $268.8 billion in assets under management.  T. Rowe Price has held its Fund responsibilities since the Fund’s inception.

P. Robert Bartolo, a Vice President with T. Rowe Price, is primarily responsible for the day-to-day management of T. Rowe Price’s share of the Fund’s assets.  Mr. Bartolo is Chairman of T. Rowe Price’s Investment Advisory Committee

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which develops and executes the Fund’s investment program.  Mr. Bartolo joined T. Rowe Price in 2002 and his investment experience dates from 1997.  He has held his Fund responsibilities since October 2007.

Fred Alger Management, Inc. (Alger) is headquartered at 111 Fifth Avenue, New York, NY 10003.  Alger, founded in 1964, became a registered investment advisor with the Securities and Exchange Commission in March 1970, and provides investment management services to individuals and institutional clients. Alger is an indirect subsidiary of Alger Associates, Inc., a holding company owned by the Alger family.  As of March 31, 2009, Alger had approximately $8 billion in assets under management.  Alger has held its Fund responsibilities since September 2008.

Patrick Kelly is primarily responsible for the day-to-day management of the investment program for Alger's portion of the Fund.  Mr. Kelly has been employed by Alger since 1999 and currently serves as Executive Vice President and portfolio manager.  He has held his Fund responsibilities since September 2008.

Large Cap Value Fund
TCW Investment Management Company (TCW), located at 865 South Figueroa Street, Los Angeles, CA 90017, was founded in 1987.  TCW is part of the TCW Group which was founded in 1971.  TCW specializes in managing assets for insurance companies, foreign investors, wrap programs, and high net worth individuals, and manages a number of mutual funds for retail and institutional investors.  As of March 31, 2009, TCW had approximately $100 billion in assets under management or committed to management.  TCW has held its Fund responsibilities since July 2005.

Diane E. Jaffee, CFA, Group Managing Director, is primarily responsible for the day-to-day management of TCW’s share of the Fund’s assets. Ms. Jaffee joined TCW through an acquisition of SG Cowen Asset Management where she had been a Senior Portfolio Manager since 1995.  Ms. Jaffee has over 20 years of investment company experience and she has held her Fund responsibilities since July 2005.

Massachusetts Financial Services Company (MFS), located at 500 Boylston Street, Boston, Massachusetts 02116, is America’s oldest mutual fund organization.  MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund.  As of March 31, 2009, MFS had approximately $118 billion in assets under management.  MFS has held its Fund responsibilities since the Fund’s inception.

Steven R. Gorham, Investment Officer, and Nevin P. Chitkara, Investment Officer, have primary responsibility for the day-to-day portfolio management of MFS’ share of the Fund’s assets.  Messrs. Gorham and Chitkara have been employed in the investment area of MFS since 1992 and 1997, respectively. Messrs. Gorham and Chitkara have held their Fund responsibilities since the inception of the Fund and May 2006, respectively.

Small-Mid Cap Growth Fund
Columbia Wanger Asset Management, L.P. (Columbia WAM), located at 227 West Monroe Street, Suite 3000, Chicago, IL 60606, and its predecessor have managed mutual funds since 1992.  As of March 31, 2009, Columbia WAM had over $17.2 billion in assets under management.  Columbia WAM has held its Fund responsibilities since the Fund’s inception.

Robert A. Mohn, a Portfolio Manager with Columbia WAM, is primarily responsible for the day-to-day management of Columbia WAM’s share of the Fund’s assets.  Mr. Mohn has been a member of the domestic analytical team at Columbia WAM and its predecessor since 1992 and has been a portfolio manager since 1996.  He has held his Fund responsibilities since the Fund’s inception.

Wellington Management Company, LLP (Wellington Management) is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, MA 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of March 31, 2009, Wellington Management had investment management authority with respect to approximately $396 billion in assets (which does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve Bank).  Wellington Management has held its Fund responsibilities since June 2008.

Steven C. Angeli, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, is primarily responsible for the day-to-day management of Wellington Management's share of the Fund's assets. Mr. Angeli joined Wellington Management as an investment professional in 1994.  He has held his Fund responsibilities since June 2008.

Small-Mid Cap Value Fund
The Delafield Group, a division of Tocqueville Asset Management L.P. (Tocqueville), located at 40 West 57th Street, 19th Floor, New York, NY 10019, has been in the asset management business since 1985. As of June 30, 2009, Tocqueville

37

had approximately $5.8 billion in assets under management. Tocqueville has held its Fund responsibilities since September 2009.

J. Dennis Delafield and Vincent Sellecchia are primarily responsible for the day-to-day management of The Delafield Group of Tocqueville's share of the Fund's assets. Messrs. Delafield and Sellecchia are Managing Directors of Tocqueville. They have been associated with Tocqueville Asset Management L.P. since September 2009. Prior to joining Tocqueville, Messrs. Delafield and Sellecchia were Managing Directors of Reich & Tang Asset Management, LLC. They have both held their Fund responsibilities since the Fund's inception.

The Killen Group, Inc. (Killen) is an independently owned value manager located at 1189 Lancaster Avenue, Berwyn, PA 19312 in suburban Philadelphia. Killen was founded in 1982 and manages private accounts and mutual funds. As of March 31, 2009, The Killen Group had over $496 million in assets under management. Killen has held its Fund responsibilities since January 2006.

Lee S. Grout, CFA, and Robert E. Killen are primarily responsible for the day-to-day management of Killen's share of the Fund's assets. Mr. Grout is Vice President and Head of Investment Research at Killen, which he joined in 1997. Mr. Killen is Chairman, CEO and founder of Killen. Messrs. Grout and Killen have held their Fund responsibilities since January 2006.

Westwood Management Corp. (Westwood) is an investment adviser located at 200 Crescent Court in Dallas, TX. Westwood was founded in 1983 and predominantly serves the institutional marketplace through separately managed portfolios in addition to providing sub-advisory services for commingled funds and mutual funds. As of March 31, 2009, Westwood had approximately $7 billion assets under management. Westwood has held its Fund responsibilities since December 2008.

A team of portfolio managers is primarily responsible for the day-to-day management of Westwood's share of the Fund's assets. All of the portfolio team members participate in the investment decision process when determining the stock selection for the portfolio and the appropriate weight of the stocks selected. The portfolio team has five members: Ragen Stienke, Corey Henegar, Kellie Stark, David Spika, and Susan Byrne. Mr. Stienke, CFA, is a Vice President and Portfolio Manager who has been with Westwood since 2004. Prior to joining Westwood, Mr Stienke was with UBS Investment bank in the research department. Mr. Henegar, CFA, is a Vice President and Portfolio Manager who has been with Westwood since 2001. Ms. Stark, CFA, is a Senior Vice President and Portfolio Manager who has been with Westwood since 1992. Mr. Spika, CFA, is a Vice President and Portfolio Manager who has been with Westwood since 2003. Ms. Byrne is the Chairman, Chief Investment Officer, Portfolio Manager and founder of Westwood. They have held their Fund responsibilities since December 2008.

International Fund
Mondrian Investment Partners Limited (Mondrian) located at Fifth Floor, 10 Gresham Street, London, England EC2V 7JD, has been in the global asset management business since 1990. As of March 31, 2009, Mondrian had over $43.8 billion in assets under management. Mondrian has held its Fund responsibilities since the Fund’s inception.

Fiona A. Barwick and Emma Lewis are primarily responsible for the day-to-day management of Mondrian’s share of the Fund’s assets. Ms. Barwick is a Director of Regional Research and has been with Mondrian since 1993. Ms. Lewis is a Senior Portfolio Manager and has been with Mondrian since 1995.  They have held their Fund responsibilities since the Fund’s inception.

BlackRock Advisors, LLC (BlackRock), located at 40 East 52nd Street New York, NY 10022, was founded in 1988 and manages equity, fixed income, real estate, liquidity, alternatives, and asset allocation/balanced strategies for institutional and retail clients. As of March 31, 2009, BlackRock had approximately $1.28 trillion assets under management. BlackRock has held its Fund responsibilities since December 2008.

BlackRock's share of the Fund is managed by Michael D.Carey, CFA, Managing Director at BlackRock, and Thomas P. Callan, CFA, Managing Director at BlackRock. Mr. Carey is a member of the BlackRock Global Opportunities Team. He is lead portfolio manager for the industrials, energy, materials, and utilities sectors, product manager for Global and International All-Cap equity portfolios, and a member of the team's Investment Strategy Group. Prior to joining BlackRock in 1998, Mr. Carey was an investment strategist with the PNC Asset Management Group. He began his career as a fixed income analyst with PNC in 1992. Mr. Callan is head of BlackRock's Global Opportunities Team and a member of the Leadership Committee. He is architect of the team's investment process, leads the team's Investment Strategy Group, and provides portfolio and risk management oversight for all of the team's products. Prior to joining BlackRock's Global Opportunities Team in 1996, Mr. Callan was with the PNC Asset Management Group, which he joined in 1992. He started

38

as a health care analyst for PNC's mutual fund group and later served as an international equity analyst. Mr. Callan began his investment career at PNC Bank as a personal trust portfolio manager in 1988. They have held their Fund responsibilities since December 2008.

Fixed Income Fund
Paul Grillo, Thomas H. Chow, Roger A. Early, Wen-Dar Chen, and Kevin Loome are primarily responsible for the day-to-day management of the Manager’s share of the Fund’s assets.

Mr. Grillo is a Senior Vice President and Co-Chief Investment Officer - Total Return Fixed Income Strategy and has been with Delaware Investments since 1993. Mr. Chow is a Senior Vice President and Senior Portfolio Manager and has been with Delaware Investments since 2001. Mr. Early is a Senior Vice President and Co-Chief Investment Officer Officer - Total Return Fixed Income Strategy and re-joined Delaware Investments in March 2007. Mr. Early most recently worked at Chartwell Investment Partners as a Senior Portfolio Manager in fixed income from 2003-2007. From 2002 to 2003, Mr. Early was Chief Investment Officer for Fixed Income at Turner Investments. Dr. Chen is a Vice President and Portfolio Manager - International Debt and has been with Delaware Investments since mid-2004. Prior to joining Delaware Investments, Dr. Chen was a quantitative analyst in global asset backed securities, credit strategies, and quantitative strategies at J.P. Morgan Securities. Mr. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. Mr. Grillo has held his Fund responsibilities since the Fund’s inception, and Messrs. Chow, Early, and Chen assumed Fund responsibilities in May 2007. Mr. Loome has held his Fund responsibilities since August 2007.

Pacific Investment Management Company LLC (“PIMCO”), located at 840 Newport Center Drive, Newport Beach, CA 92660, was founded in 1971. PIMCO is a Delaware limited liability company and is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI LP”).  Allianz SE ("Allianz SE") is the indirect, majority owner of AGI LP.  Allianz SE is a European-based, multinational insurance and financial services holding company.  As of December 31, 2009, PIMCO had approximately $1 trillion in assets under management.

Saumil H. Parikh will be primarily responsible for the day-to-day management of PIMCO’s share of the Fund’s assets. Mr. Parikh is a managing director and generalist portfolio manager in the Newport Beach office. He is head of macroeconomic research for North America and also serves as a member of the short-term, mortgage and global specialist portfolio management teams. Prior to joining PIMCO in 2000, Mr. Parikh was a financial economist and market strategist at UBS Warburg. He has 11 years of investment experience and holds undergraduate degrees in economics and biology from Grinnell College.

In addition, PIMCO has an Investment Committee, which oversees the setting of investment policy decisions, including duration positioning, yield curve management, sector rotation, credit quality and overall portfolio composition, for all PIMCO portfolios and strategies, including PIMCO’s share of the Fund’s assets.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

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Who’s who?

The following describes the various organizations involved in managing, administering and servicing the Funds.

Board of trustees.  A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs.  Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund.  Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor.  However, the Funds rely on certain exemptive rules adopted by the U.S. Securities and Exchange Commission (SEC) that require the Board of Trustees to be comprised of a majority of such independent Trustees.  These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager and Sub-advisers.  An investment manager is a company with overall responsibility for the management of a fund’s assets.  A sub-adviser is a company generally responsible for the day-to-day management of the fund’s assets or some portion thereof.  The sub-adviser is selected and supervised by the investment manager.  The investment manager or the sub-adviser, as the case may be, is responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus.  The investment manager or the sub-adviser, as the case may be, places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders.  A written contract between a mutual fund and its investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets.  A written contract between the investment manager and the sub-adviser specifies the services the sub-adviser performs.  The investment manager and the sub-adviser are subject to numerous legal restrictions, especially regarding transactions between themselves and the funds they advise.  Delaware Management Company serves as the Funds’ investment manager.  The Funds’ sub-advisers are identified under the heading “Who manages the Funds?”.

The Manager and the Funds received an exemptive order from the SEC (Multi-Manager Order) that enables the Manager, subject to the approval of the Board, but without shareholder approval, to appoint and replace sub-advisers for new or existing Funds, enter into and terminate sub-advisory agreements with respect to the Funds, or materially amend the terms of sub-advisory agreements. However, the Manager will not be able to enter into a sub-advisory agreement with an “affiliated person” of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) (Affiliated Adviser) unless the sub-advisory agreement with the Affiliated Adviser, including compensation thereunder, is approved by the affected Fund’s shareholders, including, in instances in which the sub-advisory agreement pertains to a newly formed fund, the fund’s initial shareholder.

The Multi-Manager Order will likely enable the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval for matters relating to sub-advisers or sub-advisory agreements. The Multi-Manager Order does not permit overall investment management fees paid by a Fund to be increased without shareholder approval or change Manager’s responsibilities to a Fund. Shareholders will be notified of any changes made to sub-advisers or sub-advisory agreements within 90 days of the change.

Although shareholder approval is not required for the termination of sub-advisory agreements, shareholders of a Fund continue to have the right to terminate such agreements for the Fund at any time by a vote of a majority of outstanding voting securities of the Fund. In employing a manager of managers approach, an investment manager may hire consultants to assist with its duties. The Manager has hired LPL, a registered broker/dealer and investment adviser, as a consultant to assist with this process.

Portfolio managers.  Portfolio managers are employed by the investment manager and/or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.  The Funds’ portfolio managers are identified under the heading “Who manages the Funds?”.

Custodian.  Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.  The Bank of New York Mellon, One Wall Street, New York, NY 10286-0001, serves as the Funds’ custodian.

Distributor.  Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.  Delaware Distributors, L.P. (Distributor) serves as the Funds’ distributor.  Shares of the Funds may be

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purchased only through a securities dealer or other financial intermediary that has entered into an agreement with the Funds’ distributor (a participating securities dealer or other financial intermediary), including LPL.

Service agent.  Mutual fund companies employ service agents (sometimes called “transfer agents”) to provide transfer agency, shareholder, accounting, and administrative services.  Transfer agents maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions.  Many shareholder service agents also provide customer service to shareholders.  Fund accountants price portfolio holdings and calculate fund net asset values (NAVs).  Fund administrators provide various administrative services such as coordinating service provider relationships, contract renewals and Board meetings.  Delaware Service Company, Inc. serves as the Funds’ service agent.  LPL serves as, and other participating securities dealers or other financial intermediaries may also serve as, the Funds’ sub-service agent with respect to fund shares they have sold.

Securities dealers and other financial intermediaries.  Securities dealers and other financial intermediaries provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments.  Participating securities dealers or other financial intermediaries are compensated for their services, generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund’s assets.

Shareholders.  Like shareholders of other companies, mutual fund shareholders have specific voting rights.  Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

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About your account

Investing in the Funds

Shares of the Funds may be purchased only through a participating securities dealer or other financial intermediary.

You can choose from a number of share classes for each Fund.  Because each share class has a different combination of sales charges, fees, and other features, you should consult your participating securities dealer or other financial intermediary to determine which class best suits your investment goals and time frame.

Certain participating securities dealers or other financial intermediaries may charge you additional fees in connection with transactions in Fund shares.

Choosing a share class

Class A

•
Class A shares have an up-front sales charge of up to 5.75% (Large Cap Growth Fund, Large Cap Value Fund, Small-Mid Cap Growth Fund, Small-Mid Cap Value Fund, and International Fund) or 4.50% (Fixed Income Fund) that you pay when you buy the shares.

•
If you invest $75,000 or more (Large Cap Growth Fund, Large Cap Value Fund, Small-Mid Cap Growth Fund, Small-Mid Cap Value Fund, and International Fund) or $100,000 or more (Fixed Income Fund), your front-end sales charge will be reduced.

•	You may qualify for other reduced sales charges and, under certain circumstances the sales charge may be waived as described in “How to reduce your sales charge.”

•
Class A shares are also subject to an annual 12b-1 fee no greater than 0.35% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, participating securities dealers, or other financial intermediaries for providing services and/or maintaining shareholder accounts.  The 12b-1 fee for Class A shares is lower than the 12b-1 fees for Class B and Class C shares.  See “Dealer compensation” below for further information.

•	Class A shares are not subject to a CDSC.

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The table below details your sales charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge.  The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth.  The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of sales charge, and rounding.

Class A sales charges Large Cap Growth Fund, Large Cap Value Fund, Small-Mid Cap Growth Fund, Small-Mid Cap Value Fund, and International Fund
Amount of Investment	Sales charge as a % of offering price	Sales charge as a % of net amount invested	Gross dealer’s commission as a % of offering price
Less than $75,000	5.75%	6.10%	5.75%
$75,000 but less than $100,000	4.75%	4.99%	4.75%
$100,000 but less than $250,000	3.75%	3.90%	3.75%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1 million	2.00%	2.04%	2.00%
$1 million or more	None	None	None
Fixed Income Fund
Less than $100,000	4.50%	4.71%	4.50%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1 million	2.00%	2.04%	2.00%
$1 million or more	None	None	None

Class B

As of July 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) or 457 plans), are allowed in the Fund’s Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in the Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’s pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of July 31, 2007, and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form.  In addition, because the Fund’s or its Distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus supplement if there are any changes to any attributes, sales charges, or fees.

•	Class B shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC if you redeem your shares within six years after you buy them.

•
For Large Cap Growth Fund, Large Cap Value Fund, Small-Mid Cap Growth Fund, Small-Mid Cap Value Fund, and International Fund, if you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%.  The CDSC declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

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•
For Fixed Income Fund, if you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%.  The CDSC declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.

•
In determining whether the CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period.  For further information on how the CDSC is determined, please see “Calculation of Contingent Deferred Sales Charges – Class B and Class C.”

•	Under certain circumstances, the CDSC may be waived; please see “Waivers of Contingent Deferred Sales Charges” below for further information.

•
For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fee of no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, participating securities dealers, or other financial intermediaries for providing services and/or maintaining shareholder accounts.

•	Because of the higher 12b-1 fee, Class B shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

•
Approximately eight years after you buy them, Class B shares automatically convert to Class A shares with a 12b-1 fee of no more than 0.35%.  Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B’s higher 12b-1 fees apply.

Class C

•
Class C shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund.  However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

•	Under certain circumstances, the CDSC may be waived; please see “Waivers of contingent deferred sales charges” below for further information.

•
Class C shares are subject to an annual 12b-1 fee of no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, participating securities dealers, or other financial intermediaries for providing services and/or maintaining shareholder accounts.

•	Because of the higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

•           Unlike Class B shares, Class C shares do not automatically convert to another class.

•	You may purchase any amount less than $1 million of Class C shares at any one time. Orders that exceed $1 million will be rejected. The limitation on maximum purchases varies for retirement plans.

•
In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.  For further information on how the CDSC is determined, please see “Calculation of Contingent Deferred Sales Charges – Class B and Class C” below.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay service fees for providing services to shareholders of that class and/or maintaining shareholder accounts for that class, and distribution fees for the sale and distribution of shares of the class.  Because these fees are paid out of class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Calculation of contingent deferred sales charges – Class B and Class C

CDSCs are charged as a percentage of the dollar amount subject to the CDSC.  The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption.  No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions.  For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Optimum Fund.  In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.

Dealer compensation
The participating securities dealer or other financial intermediary (including LPL) that sells you shares of a Fund may be eligible to receive the following amounts as compensation for your investment in the Fund.

	Class A1	Class B2	Class C3
Large Cap Growth Fund, Large Cap Value Fund, Small-Mid Cap Growth Fund, Small-Mid Cap Value Fund, and International Fund
Gross Dealer’s Commission	None	4.00%	1.00%
Investment less than $75,000	5.75%	None	None
$75,000 but less than $100,000	4.75%	None	None
$100,000 but less than $250,000	3.75%	None	None
$250,000 but less than $500,000	2.50%	None	None
$500,000 but less than $1 million	2.00%	None	None
$1 million or more	0.00%	None	None
12b-1 distribution and/or service fee to dealer	0.35%	0.25%	1.00%

Fixed Income Fund
Gross dealer’s commission	None	4.00%	1.00%
Investment less than $100,000	4.50%	None	None
$100,000 but less than $250,000	3.50%	None	None
$250,000 but less than $500,000	2.50%	None	None
$500,000 but less than $1 million	2.00%	None	None
$1 million or more	0.00%	None	None
12b-1 distribution and/or service fee to dealer	0.35%	0.25%	1.00%

1
On sales of Class A shares, the Distributor re-allows to your participating securities dealer or other financial intermediary the full amount of the front-end sales charge and the full 0.35% 12b-1 distribution and service fee applicable to Class A.

2
On sales of Class B shares, the Distributor pays your participating securities dealer or other financial intermediary an up-front commission of 4.00%.  Your participating securities dealer or other financial intermediary also may be eligible to receive a 12b-1 service fee of up to 0.25% from the date of purchase.  After approximately eight years, Class B shares automatically convert to Class A shares and your participating securities dealer or other financial intermediary may then be eligible to receive the full 0.35% 12b-1 distribution and service fee applicable to Class A.

3
On sales of Class C shares, the Distributor pays your participating securities dealer or other financial intermediary an up-front commission of 1.00%.  The up-front commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%, which your participating securities dealer or other financial intermediary may be eligible to receive at the time of purchase.  During the first 12 months, the Distributor retains the full 1.00% 12b-1 distribution and service fee to offset partially the up-front commission paid and the 0.25% 12b-1 service fee advanced at the time of purchase.  Starting in the 13th month, your participating securities dealer or other financial intermediary may be eligible to receive the full 1.00% 12b-1 distribution and service fee applicable to Class C.

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Payments to intermediaries
The Distributor and its affiliates may pay additional compensation (at their own expense and not as an expense of the Funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares, including providing the Funds with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons and customers (“distribution assistance”). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries. The Distributor and its affiliates may pay additional compensation (at their own expense and not as an expense of the Funds) to certain Financial Intermediaries who provide certain services on their behalf, such as for shareholder services. For example, Financial Intermediaries (including LPL) who have entered into a sub-service agreement with Delaware Service Company, Inc. may receive compensation from Delaware Service Company, Inc. at an annual rate of up to [0.18%] of each Fund’s average daily net assets, with respect to Fund shares they have sold.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you.  In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of a Fund’s shares.

For more information, please see the Funds’ SAI.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares.  Please refer to the SAI for detailed information and eligibility requirements.  You may also get additional information from your participating securities dealer or other financial intermediary.  You or your participating securities dealer or other financial intermediary must notify us at the time you purchase shares if you are eligible for any of these programs.  You may also need to provide information to your participating securities dealer or other financial intermediary or to a Fund in order to qualify for a reduction in sales charges.  Such information may include your total Optimum Fund holdings, and the names of qualifying family members and their holdings.  We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

Program	How it works		Share class
		A	B	C
Letter of intent	Through a letter of intent you agree to invest a certain amount in Optimum Funds over a 13-month period to qualify for reduced front-end sales charges.	X	Not available
Although the letter of intent and rights of accumulation do not apply to the purchase of Class C shares, you can combine your purchase of Class A shares with your purchase of Class C shares to fulfill your letter of intent or qualify for rights of accumulation.

Rights of accumulation	You can combine your holdings or purchases of all Optimum Funds as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.	X
Although the rights of accumulation does not apply to Class B shares acquired upon reinvestment of dividends or capital gains, you can combine the value of your Class B shares purchased on or before May 31, 2007 with your purchase of Class A shares to qualify for rights of accumulation.

Reinvestment of redeemed shares	Up to 35 days after you redeem shares, you can reinvest the proceeds without paying a sales charge as noted to the right.	For Class A, you will not have to pay an additional front-end sales charge.	Not available.	Not available.

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Each Fund may, from time to time, waive the front-end sales charge on its Class A shares sold to clients of certain participating securities dealers or other financial intermediaries meeting criteria established by the Distributor. This privilege will apply only to a client who can document that such Class A shares were purchased with proceeds from the redemption of shares from an unaffiliated mutual fund on which a sales charge was paid or that were subject at any time to a CDSC, and when the Distributor has determined in its sole discretion that the unaffiliated fund invests primarily in the same types of securities as or has an investment objective similar to that of the Fund purchased.  The shares of the unaffiliated fund must have been purchased within the last two years prior to the date on which Class A shares are purchased, and purchases of Class A shares must be made within 30 days of redemption from the unaffiliated fund.

Waivers of Contingent Deferred Sales Charges

Each Fund’s applicable CDSCs may be waived under the following circumstances:

Share Class
Category	A	B	C
Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.
	X	X	X
Redemptions that result from a Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.	X	X	X
Distributions to participants or beneficiaries from a retirement plan qualified under Section 401(a) of the Code.	X	Not available.	Not available.
Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under Section 401(a) of the Code with respect to that retirement plan.	X	Not available.	Not available.
Periodic distributions from an individual retirement account (i.e., IRA, Roth IRA, SIMPLE IRA, SARSEP, SEP IRA, or Coverdell ESA ) or a qualified plan** (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), or 457 Retirement Plans) not subject to a penalty under Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Code.
	X	X	X
Returns of excess contributions due to any regulatory limit from an individual retirement account (i.e., IRA, Roth IRA, SIMPLE IRA, SARSEP, SEP IRA, or Coverdell ESA ) or a qualified plan** (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), or 457 Retirement Plans).
	X	X	X
Distributions by other employee benefit plans to pay benefits.	X	Not available.	Not available.
Systematic withdrawals from a retirement account or qualified plan that are not subject to a penalty pursuant to Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan* as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Code.  The systematic withdrawal may be pursuant to the Funds’ systematic withdrawal plan or a systematic withdrawal permitted by the Code.
	X	X	X
Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed.  In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.
	X	X	X
Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.	X	Not available.	X
Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase. See “Buying Class A shares at Net Asset Value” above.	X	Not available.	Not available.

*	Qualified plans that are fully redeemed at the direction of the plan’s fiduciary are subject to any applicable CDSC unless the redemption is due to the termination of the plan.

Certain sales charges may be based on historical cost.  Therefore, you should maintain any records that substantiate these costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information.  Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Optimum Funds’ Web site at www.optimummutualfunds.com.  Additional information on sales charges can be found in the Funds’ SAI, which is available upon request.

How to buy shares

47

Through your financial intermediary

Your participating securities dealer or other financial intermediary can handle all the details of purchasing shares, including opening an account.  Your participating securities dealer or other financial intermediary may charge you a separate fee for this service.

By exchange
You may also purchase shares by exchanging shares you own in one Fund for shares of the same class of another Fund.  To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary.

You may open an account with an initial investment of $2,500 and make additional investments at any time for as little as $100.  If you are buying shares in an IRA or Roth IRA, or under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the minimum investment is $250, and you can make additional investments of $25 or more.  The minimum for a Coverdell Education Savings Account is $500.  Under certain circumstances, the initial and additional investment minimums may be waived; please see the SAI.  Your participating securities dealer or other financial intermediary may have different account and investment requirements.

Certificates representing shares purchased are not issued.

The price to buy shares is the NAV per share, plus any applicable sales charge.  This is the offering price.  The price of your shares is based on the next calculation of NAV after your order is placed.  For your purchase order to be priced at the NAV on the day of your order, you must submit your order to your participating securities dealer or other financial intermediary prior to that day’s close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern time.  Your participating securities dealer or other financial intermediary is responsible for making sure that your order is promptly sent to the Fund.  Any purchase order placed after the close of regular trading on the NYSE will be priced at the NAV at the close of regular trading on the next business day.  We reserve the right to reject any purchase order.

We determine each Fund’s NAV at the close of regular trading on the NYSE each business day that the NYSE is open (Business Day).  We calculate this value by adding the market value of all the securities and assets in a Fund’s portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding.  The result is the NAV.

Securities listed on a U.S. securities exchange for which market quotations are available are normally valued at the last quoted sale price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Unlisted domestic equity securities are normally valued at the last sale price as of the close of the NYSE.  Domestic equity securities traded over-the-counter and domestic equity securities that are not traded on the valuation date are valued at the mean of the bid and asked price or at a price determined to represent fair value.

Securities listed on a foreign exchange are generally valued at the last quoted sales price at the close of the exchange on which the security is primarily traded or at the last quoted sales price available at the time when net assets are valued.  For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange, as provided by an independent pricing service.  Foreign securities may trade on weekends or other days when a Fund does not price its shares.  While the value of a Fund’s assets may change on these days, you will not be able to purchase or redeem Fund shares.

U.S. Government securities are normally priced at the mean of the bid and asked price.  Corporate bonds and other fixed income securities are generally valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.  Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

For other assets and securities for which quotations are determined to be not readily available (possibly including restricted securities) we use methods approved by the Funds’ Board that are designed to price securities at their fair market value.

Fair valuation

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When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, each Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Board has delegated responsibility for valuing a Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Optimum Fund as another member of your household, we send your household one copy of the Fund’s prospectus and annual and semiannual reports unless you opt otherwise.  This will help us reduce the printing and mailing expenses associated with the Funds.  We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials.  If you wish to receive individual materials, please call our Shareholder Service Center at 800 914-0278 or your financial adviser.  We will begin sending you individual copies of these documents 30 days after receiving your request.

How to sell shares

Through your financial intermediary
Your participating securities dealer or other financial intermediary can handle all the details of redeeming your shares.  Your participating securities dealer or other financial intermediary may charge you a separate fee for this service.

By exchange
You may also redeem shares by exchanging shares you own in one Fund for shares of the same class of another Fund.  To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary.

The price to sell shares is the NAV, minus any applicable CDSC.  The price of your shares is based on the next calculation of NAV after your order is placed.  For your redemption request to be priced at the NAV on the day of your request, you must submit your request to your participating securities dealer or other financial intermediary prior to that day’s close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time.  Your participating securities dealer or other financial intermediary is responsible for making sure that your redemption request is promptly sent to the Fund.  Any redemption request placed after the close of regular trading on the NYSE will be priced at the NAV at the close of regular trading on the next Business Day.  A Fund may reject an order to sell shares under certain circumstances.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less.  This arrangement assures that you will not pay a CDSC on any increase in the value of your shares.  You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains.  If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price.  The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

How to transfer shares
You may transfer your Fund shares only to another participating securities dealer or other financial intermediary.  All future trading of these assets must be coordinated by the receiving firm.  You may not transfer your Fund shares to a securities dealer or other financial intermediary that has not entered into an agreement with the Distributor.  In this case, you must either transfer your shares to an account with the Funds’ service agent (contact Delaware Service Company, Inc. at 800 914-0278 for information), or sell your shares and pay any applicable deferred sales charge.  Certain shareholder services may not be available for the transferred shares.  If you hold Fund shares directly with the Funds’

49

service agent, you may purchase, only through dividend reinvestment, additional shares of only those Funds previously owned before the transfer.

Redemptions-in-kind
The Fund has reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.

Account minimums
If you redeem shares and your account balance falls below a Fund’s required account minimum of $1,000 ($250 for IRAs, Roth IRAs, or Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum.  If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account does not reach the minimum balance, the Fund may redeem the shares in your account (without charging any deferred sales charge) after 60 days’ written notice to you.  Under certain circumstances, the account minimums may be waived; please see the SAI.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Systematic withdrawal plan
Through our systematic withdrawal plan, you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate.  If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly.  The applicable CDSC for Class B and C Shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established.  If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

Dividend reinvestment plan
Through our dividend reinvestment plan, you may have your distributions reinvested in your account or in the same share class in another Fund.  The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or a CDSC.  Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may exchange all or part of your shares of one Fund for shares of the same class of another Fund without paying a front-end sales charge or a CDSC at the time of the exchange.  When exchanging shares of one Fund for the same class of shares of other Funds, your new shares will be subject to the same CDSC as the shares you originally purchased.  The holding period for purposes of determining the CDSC and (when exchanging Class B shares) the conversion to Class A shares will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares.  You do not pay sales charges on shares that you acquired through the reinvestment of dividends.  You may have to pay taxes on your exchange.  To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary.

Frequent trading of Fund shares
The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected.  The Funds’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to each Fund and its shareholders, such as market timing.  The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” — that is, purchases into a fund followed quickly by redemptions out of that fund.  A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares.  If you make a second such short-term roundtrip in a fund within 90 rolling calendar days as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use a Fund’s exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order.  Each Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange

50

order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account.  Transactions placed in violation of a Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Funds’ current Prospectus.  A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund’s monitoring procedures and the procedures to close accounts to new purchases.  Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.  While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Funds’ market timing policy does not require a Fund to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Funds’ shares dilute the value of shares held by long-term shareholders.  Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity.  Excessive purchases and sales or exchanges of a Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund’s performance if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally, 4:00 p.m. Eastern time).  Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures
Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds’ market timing policy or other patterns of short-term or excessive trading.  For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns.  Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds’ monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not

51

able or willing to monitor or enforce the Funds’ frequent trading policy with respect to an omnibus account, the Funds or their agents may require the financial intermediary to impose its frequent trading policy, rather than the Funds’ policy, to shareholders investing in the Funds through the financial intermediary. A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Funds. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares, and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations.   In an effort to discourage market timers in such accounts, the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of a Fund and its agents to detect market timing in Fund shares, there is no guarantee that a Fund will be able to identify these shareholders or curtail their trading practices. In particular, a Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. Each Fund intends to qualify each year as a regulated investment company under the Code.  As a regulated investment company, each Fund generally pays no federal income tax on the income and gains it distributes to you.  Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually, and will distribute net realized capital gains, if any, at least annually.  A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.  The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements.  Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year.  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  The Funds may reclassify income after your tax reporting statement is mailed to you.  Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Funds will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “buying a dividend.”  If you are a taxable investor and invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax considerations.  In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.  Because the Fixed Income Fund primarily derives its income from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Fixed Income Fund may be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Optimum Fund is the same as a sale.

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By law, if you do not provide the Funds with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  The Funds also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. If the International Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and, with respect to taxable years of a Fund that begin before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Funds.

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Financial highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [_____________], independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request by calling 800 523-1918.

	Year ended 3/31
Optimum Large Cap Growth Fund – Class A	2010	2009	2008	2007	2006

Net asset value, beginning of period		$11.220	$11.980	$11.540	$10.020

Income (loss) from investment operations:
Net investment loss1		(0.001)	(0.021)	(0.047)	(0.057)
Net realized and unrealized gain (loss) on investments and foreign currencies		(4.229)	(0.406)	0.692	1.577
Total from investment operations		(4.230)	(0.427)	0.645	1.520

Less dividends and distributions from:
Net realized gain on investments		—	(0.296)	(0.205)	—
Return of capital		—	(0.037)	—	—
Total dividends and distributions		---	(0.333)	(0.205)	---
Net asset value, end of period		$6.990	$11.220	$11.980	$11.540

Total return2		(37.70%)	(3.86%)	5.75%	15.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$28,347	$54,022	$56,088	$47,283
Ratio of expenses to average net assets		1.61%	1.60%	1.69%	1.69%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.64%	1.60%	1.77%	1.84%
Ratio of net investment loss to average net assets		(0.01%)	(0.17%)	(0.41%)	(0.52%)
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly		(0.04%)	(0.17%)	(0.49%)	(0.67%)
Portfolio turnover		164%	59%	37%	48%

1   The average shares outstanding method has been applied for per share information.
2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects a waiver by the manager, as applicable.  Performance would have been lower had the waiver not been in effect.

54

	Year ended 3/31
Optimum Large Cap Growth Fund – Class B	2010	2009	2008	2007	2006

Net asset value, beginning of period		$10.870	$11.700	$11.340	$9.910

Income (loss) from investment operations:
Net investment loss1		(0.059)	(0.100)	(0.119)	(0.126)
Net realized and unrealized gain (loss) on investments and foreign currencies		(4.081)	(0.397)	0.684	1.556
Total from investment operations		(4.140)	(0.497)	0.565	1.430

Less dividends and distributions from:
Net realized gain on investments		—	(0.296)	(0.205)	—
Return of Capital		---	(0.037)	---	---
Total dividends and distributions		—	(0.333)	(0.205)	—

Net asset value, end of period		$6.730	$10.870	$11.700	$11.340

Total return2		(38.09%)	(4.56%)	5.14%	14.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$4,780	$9,345	$10,819	$10,168
Ratio of expenses to average net assets		2.26%	2.25%	2.34%	2.34%
Ratio of expenses to average net assets prior to fees waived and expenses paid indirectly		2.29%	2.25%	2.42%	2.49%
Ratio of net investment loss to average net assets		(0.66%)	(0.82%)	(1.06%)	(1.17%)
Ratio of net investment loss to average net assets prior to fees waived and expenses paid indirectly		(0.69%)	(0.82%)	(1.14%)	(1.32%)
Portfolio turnover		164%	59%	37%	48%

1   The average shares outstanding method has been applied for per share information.
2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects a waiver by the manager, as applicable.  Performance would have been lower had the waiver not been in effect.

55

	Year ended 3/31
Optimum Large Cap Growth Fund – Class C	2010	2009	2008	2007	2006

Net asset value, beginning of period		$10.870	$11.700	$11.340	$9.910

Income (loss) from investment operations:
Net investment loss1		(0.059)	(0.100)	(0.119)	(0.126)
Net realized and unrealized gain (loss) on investments and foreign currencies		(4.081)	(0.397)	0.684	1.556
Total from investment operations		(4.140)	(0.497)	0.565	1.430

Less dividends and distributions from:
Net realized gain on investments		—	(0.296)	(0.205)	—
Return of Capital		—	(0.037)	---	—
Total dividends and distributions		---	(0.333)	(0.205)	---

Net asset value, end of period		$6.730	$10.870	$11.700	$11.340

Total return2		(38.09%)	(4.56%)	5.14%	14.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$102,233	$203,394	$203,591	$164,995
Ratio of expenses to average net assets		2.26%	2.25%	2.34%	2.34%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		2.29%	2.25%	2.42%	2.49%
Ratio of net investment loss to average net assets		(0.66%)	(0.82%)	(1.06%)	(1.17%)
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly		(0.69%)	(0.82%)	(1.14%)	(1.32%)
Portfolio turnover		164%	59%	37%	48%

1   The average shares outstanding method has been applied for per share information.
2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects a waiver by the manager, as applicable.  Performance would have been lower had the waiver not been in effect.

56

	Year ended 3/31
Optimum Large Cap Value Fund – Class A	2010	2009	2008	2007	2006

Net asset value, beginning of period		$11.170	$12.730	$11.320	$10.840

Income (loss) from investment operations:
Net investment income1		0.165	0.138	0.128	0.092
Net realized and unrealized gain (loss) on investments and foreign currencies		(4.453)	(0.931)	1.614	0.947
Total from investment operations		(4.288)	(0.793)	1.742	1.039

Less dividends and distributions from:
Net investment income		(0.029)	(0.134)	(0.104)	(0.065)
Net realized gain on investments		(0.143)	(0.633)	(0.228)	(0.494)
Total dividends and distributions		(0.172)	(0.767)	(0.332)	(0.559)

Net asset value, end of period		$6.710	$11.170	$12.730	$11.320

Total return2		(38.97%)	(6.80%)	15.65%	9.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$26,901	$53,097	$58,161	$45,666
Ratio of expenses to average net assets		1.54%	1.54%	1.55%	1.55%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.60%	1.56%	1.73%	1.83%
Ratio of net investment income to average net assets		1.82%	1.09%	1.07%	0.83%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		1.76%	1.07%	0.89%	0.55%
Portfolio turnover		37%	30%	22%	52%

1   The average shares outstanding method has been applied for per share information.
2   Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects a waiver by the manager.  Performance would have been lower had the waiver not been in effect.

57

	Year ended 3/31
Optimum Large Cap Value Fund – Class B	2010	2009	2008	2007	2006

Net asset value, beginning of period		$11.090	$12.640	$11.240	$10.780

Income (loss) from investment operations:
Net investment income1		0.106	0.056	0.052	0.021
Net realized and unrealized gain (loss) on investments and foreign currencies		(4.413)	(0.923)	1.606	0.933
Total from investment operations		(4.307)	(0.867)	1.658	0.954

Less dividends and distributions from:
Net investment income		(0.010)	(0.050)	(0.030)	---
Net realized gain on investments		(0.143)	(0.633)	(0.228)	(0.494)
Total dividends and distributions		(0.153)	(0.683)	(0.258)	(0.494)

Net asset value, end of period		$6.630	$11.090	$12.640	$11.240

Total return2		(39.37%)	(7.38%)	14.97%	9.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$4,664	$9,454	$11,403	$10,103
Ratio of expenses to average net assets		2.19%	2.19%	2.20%	2.20%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		2.25%	2.21%	2.38%	2.48%
Ratio of net investment income to average net assets		1.17%	0.44%	0.42%	0.18%
Ratio of net investment income (loss) to average net assets prior to fees waived and expense paid indirectly		1.11%	0.42%	0.24%	(0.10%)
Portfolio turnover		37%	30%	22%	52%

1   The average shares outstanding method has been applied for per share information.
2   Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

58

	Year ended 3/31
Optimum Large Cap Value Fund – Class C	2010	2009	2008	2007	2006

Net asset value, beginning of period		$11.080	$12.630	$11.240	$10.780

Income (loss) from investment operations:
Net investment income1		0.106	0.057	0.051	0.021
Net realized and unrealized gain (loss) on investments and foreign currencies		(4.403)	(0.924)	1.597	0.933
Total from investment operations		(4.297)	(0.867)	1.648	0.954

Less dividends and distributions from:
Net investment income		(0.010)	(0.050)	(0.030)	---
Net realized gain on investments		(0.143)	(0.633)	(0.228)	(0.494)
Total dividends and distributions		(0.153)	(0.683)	(0.258)	(0.494)

Net asset value, end of period		$6.630	$11.080	$12.630	$11.240

Total return2		(39.31%)	(7.39%)	14.88%	9.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$98,881	$205,501	$216,527	$163,876
Ratio of expenses to average net assets		2.19%	2.19%	2.20%	2.20%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		2.25%	2.21%	2.38%	2.48%
Ratio of net investment income to average net assets		1.17%	0.44%	0.42%	0.18%
Ratio of net investment income (loss) to average net assets prior to fees waived and expense paid indirectly		1.11%	0.42%	0.24%	(0.10%)
Portfolio turnover		37%	30%	22%	52%

1   The average shares outstanding method has been applied for per share information.
2   Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

59

	Year ended 3/31
Optimum Small-Mid Cap Growth Fund – Class A	2010	2009	2008	2007	2006

Net asset value, beginning of period		$11.280	$14.070	$14.340	$11.750

Income (loss) from investment operations:
Net investment loss1		(0.092)	(0.177)	(0.155)	(0.176)
Net realized and unrealized gain (loss) on investments		(4.428)	(1.952)	0.188	2.766
Total from investment operations		(4.520)	(2.129)	0.033	2.590

Less dividends and distributions from:
Net realized gain on investments		---	(0.651)	(0.303)	---
Return of capital		---	(0.010)	---	---
Total dividends and distributions		---	(0.661)	(0.303)	---

Net asset value, end of period		$6.760	$11.280	$14.070	$14.340

Total return2		(40.07%)	(15.96%)	0.37%	22.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$4,814	$9,282	$12,088	$11,984
Ratio of expenses to average net assets		1.90%	1.92%	1.95%	1.95%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		2.26%	2.11%	2.32%	2.46%
Ratio of net investment loss to average net assets		(0.96%)	(1.27%)	(1.15%)	(1.38%)
Ratio of net investment loss to average net assets prior to fees waivedand expense paid indirectly		(1.32%)	(1.46%)	(1.52%)	(1.89%)
Portfolio turnover		119%	46%	46%	47%

1   The average shares outstanding method has been applied for per share information.
2   Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

60

	Year ended 3/31
Optimum Small-Mid Cap Growth Fund – Class B	2010	2009	2008	2007	2006

Net asset value, beginning of period		$10.930	$13.750	$14.110	$11.640

Income (loss) from investment operations:
Net investment loss1		(0.152)	(0.265)	(0.240)	(0.257)
Net realized and unrealized gain (loss) on investments		(4.268)	(1.894)	0.183	2.727
Total from investment operations		(4.420)	(2.159)	(0.057)	2.470

Less dividends and distributions from:
Net realized gain on investments		---	(0.651)	(0.303)	---
Return of capital		---	(0.010)	---	---
Total dividends and distributions		---	(0.661)	(0.303)	---

Net asset value, end of period		$6.510	$10.930	$13.750	$14.110

Total return2		(40.44%)	(16.56%)	(0.27%)	21.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$807	$1,620	$2,187	$2,285
Ratio of expenses to average net assets		2.55%	2.57%	2.60%	2.60%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		2.91%	2.76%	2.97%	3.11%
Ratio of net investment loss to average net assets		(1.61%)	(1.92%)	(1.80%)	(2.03%)
Ratio of net investment loss to average net assets prior to fees waivedand expense paid indirectly		(1.97%)	(2.11%)	(2.17%)	(2.54%)
Portfolio turnover		119%	46%	46%	47%

1   The average shares outstanding method has been applied for per share information.
2   Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

61

	Year ended 3/31
Optimum Small-Mid Cap Growth Fund – Class C	2010	2009	2008	2007	2006

Net asset value, beginning of period		$10.930	$13.750	$14.110	$11.640

Income (loss) from investment operations:
Net investment loss1		(0.152)	(0.264)	(0.240)	(0.257)
Net realized and unrealized gain (loss) on investments		(4.268)	(1.895)	0.183	2.727
Total from investment operations		(4.420)	(2.159)	(0.057)	2.470

Less dividends and distributions from:
Net realized gain on investments		---	(0.651)	(0.303)	---
Return of capital		---	(0.010)	---	---
Total dividends and distributions		---	(0.661)	(0.303)	---

Net asset value, end of period		$6.510	$10.930	$13.750	$14.110

Total return2		(40.44%)	(16.56%)	(0.27%)	21.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$16,863	$34,086	$40,324	$36,537
Ratio of expenses to average net assets		2.55%	2.57%	2.60%	2.60%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		2.91%	2.76%	2.97%	3.11%
Ratio of net investment loss to average net assets		(1.61%)	(1.92%)	(1.80%)	(2.03%)
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly		(1.97%)	(2.11%)	(2.17%)	(2.54%)
Portfolio turnover		119%	46%	46%	47%

1   The average shares outstanding method has been applied for per share information.
2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects a waiver by the manager.  Performance would have been lower had the waiver not been in effect.

62

	Year ended 3/31
Optimum Small-Mid Cap Value Fund – Class A	2010	2009	2008	2007	2006

Net asset value, beginning of period		$10.380	$13.540	$13.590	$12.410

Income (loss) from investment operations:
Net investment income (loss)1		0.011	(0.025)	(0.020)	(0.022)
Net realized and unrealized gain (loss) on investments		(4.683)	(2.102)	0.759	2.043
Total from investment operations		(4.672)	(2.127)	0.739	2.021

Less dividends and distributions from:
Net realized gain on investments		(0.018)	(1.033)	(0.789)	(0.841)
Total dividends and distributions		(0.018)	(1.033)	(0.789)	(0.841)

Net asset value, end of period		$5.690	$10.380	$13.540	$13.590

Total return2		(45.09%)	(16.34%)	5.93%	17.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$4,045	$9,145	$12,721	$13,300
Ratio of expenses to average net assets		1.75%	1.76%	1.76%	1.76%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		2.22%	2.09%	2.32%	2.58%
Ratio of net investment income (loss) to average net assets		0.15%	(0.20%)	(0.16%)	(0.17%)
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly		(0.32%)	(0.53%)	(0.72%)	(0.99%)
Portfolio turnover		86%	53%	49%	42%

1   The average shares outstanding method has been applied for per share information.
2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects a waiver by the manager.  Performance would have been lower had the waiver not been in effect.

63

	Year ended 3/31
Optimum Small-Mid Cap Value Fund – Class B	2010	2009	2008	2007	2006

Net asset value, beginning of period		$10.030	$13.190	$13.350	$12.280

Income (loss) from investment operations:
Net investment loss1		(0.042)	(0.102)	(0.101)	(0.102)
Net realized and unrealized gain (loss) on investments		(4.510)	(2.025)	0.730	2.013
Total from investment operations		(4.552)	(2.127)	0.629	1.911

Less dividends and distributions from:
Net realized gain on investments		(0.018)	(1.033)	(0.789)	(0.841)
Total dividends and distributions		(0.018)	(1.033)	(0.789)	(0.841)

Net asset value, end of period		$5.460	$10.030	$13.190	$13.350

Total return2		(45.47%)	(16.79%)	5.27%	16.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$731	$1,636	$2,239	$2,359
Ratio of expenses to average net assets		2.40%	2.41%	2.41%	2.41%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		2.87%	2.74%	2.97%	3.23%
Ratio of net investment loss to average net assets		(0.50%)	(0.85%)	(0.81%)	(0.82%)
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly		(0.97%)	(1.18%)	(1.37%)	(1.64%)
Portfolio turnover		86%	53%	49%	42%

1   The average shares outstanding method has been applied for per share information.
2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects a waiver by the manager.  Performance would have been lower had the waiver not been in effect.

64

	Year ended 3/31
Optimum Small-Mid Cap Value Fund – Class C	2010	2009	2008	2007	2006

Net asset value, beginning of period		$10.020	$13.190	$13.350	$12.280

Income (loss) from investment operations:
Net investment loss1		(0.042)	(0.102)	(0.101)	(0.102)
Net realized and unrealized gain (loss) on investments		(4.500)	(2.035)	0.730	2.013
Total from investment operations		(4.542)	(2.137)	0.629	1.911

Less dividends and distributions from:
Net realized gain on investments		(0.018)	(1.033)	(0.789)	(0.841)
Total dividends and distributions		(0.018)	(1.033)	(0.789)	(0.841)

Net asset value, end of period		$5.460	$10.020	$13.190	$13.350

Total return2		(45.42%)	(16.79%)	5.27%	16.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$14,811	$32,891	$41,622	$38,782
Ratio of expenses to average net assets		2.40%	2.41%	2.41%	2.41%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		2.87%	2.74%	2.97%	3.23%
Ratio of net investment loss to average net assets		(0.50%)	(0.85%)	(0.81%)	(0.82%)
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly		(0.97%)	(1.18%)	(1.37%)	(1.64%)
Portfolio turnover		86%	53%	49%	42%
1   The average shares outstanding method has been applied for per share information.
2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects a waiver by the manager.  Performance would have been lower had the waiver not been in effect.

65

	Year ended 3/31
Optimum International Fund – Class A	2010	2009	2008	2007	2006

Net asset value, beginning of period		$13.840	$15.490	$13.470	$11.660

Income (loss) from investment operations:
Net investment income1		0.280	0.262	0.112	0.180
Net realized and unrealized gain (loss) on investments and foreign currencies		(6.557)	(0.798)	2.661	2.456
Total from investment operations		(6.277)	(0.536)	2.773	2.636

Less dividends and distributions from:
Net investment income		(0.326)	(0.116)	(0.172)	(0.074)
Net realized gain on investments		(0.227)	(0.998)	(0.581)	(0.752)
Total dividends and distributions		(0.553)	(1.114)	(0.753)	(0.826)

Net asset value, end of period		$7.010	$13.840	$15.490	$13.470

Total return2		(46.64%)	(3.96%)	21.26%	23.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$9,578	$22,971	$25,523	$20,247
Ratio of expenses to average net assets		1.77%	1.75%	1.96%	1.96%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.86%	1.75%	1.96%	2.20%
Ratio of net investment income to average net assets		2.66%	1.69%	0.78%	1.47%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		2.57%	1.69%	0.78%	1.23%
Portfolio turnover		58%	19%	18%	68%

1   The average shares outstanding method has been applied for per share information.
2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects a waiver by the manager, as applicable.  Performance would have been lower had the waiver not been in effect.

66

	Year ended 3/31
Optimum International Fund – Class B	2010	2009	2008	2007	2006

Net asset value, beginning of period		$13.580	$15.240	$13.290	$11.530

Income (loss) from investment operations:
Net investment income (loss)1		0.213	0.163	0.021	0.102
Net realized and unrealized gain (loss) on investments and foreign currencies		(6.436)	(0.787)	2.614	2.426
Total from investment operations		(6.223)	(0.624)	2.635	2.528

Less dividends and distributions from:
Net investment income		(0.250)	(0.038)	(0.104)	(0.016)
Net realized gain on investments		(0.227)	(0.998)	(0.581)	(0.752)
Total dividends and distributions		(0.477)	(1.036)	(0.685)	(0.768)

Net asset value, end of period		$6.880	$13.580	$15.240	$13.290

Total return2		(47.02%)	(4.59%)	20.44%	22.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$1,764	$4,203	$5,031	$4,594
Ratio of expenses to average net assets		2.42%	2.40%	2.61%	2.61%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		2.51%	2.40%	2.61%	2.85%
Ratio of net investment income (loss) to average net assets		2.01%	1.04%	0.13%	0.82%
Ratio of net investment income (loss) to average net assets prior to fees waived and expense paid indirectly		1.92%	1.04%	0.13%	0.58%
Portfolio turnover		58%	19%	18%	68%

1   The average shares outstanding method has been applied for per share information.
2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects a waiver by the manager, as applicable.  Performance would have been lower had the waiver not been in effect.

67

	Year ended 3/31
Optimum International Fund – Class C	2010	2009	2008	2007	2006

Net asset value, beginning of period		$13.590	$15.250	$13.290	$11.540

Income (loss) from investment operations:
Net investment income (loss)1		0.213	0.163	0.021	0.102
Net realized and unrealized gain (loss) on investments and foreign currencies		(6.436)	(0.787)	2.624	2.416
Total from investment operations		(6.223)	(0.624)	2.645	2.518

Less dividends and distributions from:
Net investment income		(0.250)	(0.038)	(0.104)	(0.016)
Net realized gain on investments		(0.227)	(0.998)	(0.581)	(0.752)
Total dividends and distributions		(0.477)	(1.036)	(0.685)	(0.768)

Net asset value, end of period		$6.890	$13.590	$15.250	$13.290

Total return2		(46.98%)	(4.59%)	20.51%	22.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$34,520	$84,431	$91,696	$70,828
Ratio of expenses to average net assets		2.42%	2.40%	2.61%	2.61%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		2.51%	2.40%	2.61%	2.85%
Ratio of net investment income (loss) to average net assets		2.01%	1.04%	0.13%	0.82%
Ratio of net investment income (loss) to average net assets prior to fees waived and expense paid indirectly		1.92%	1.04%	0.13%	0.58%
Portfolio turnover		58%	19%	18%	68%

1   The average shares outstanding method has been applied for per share information.
2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects a waiver by the manager, as applicable.  Performance would have been lower had the waiver not been in effect.

68

	Year ended 3/31
Optimum Fixed Income Fund – Class A	2010	2009	2008	2007	2006

Net asset value, beginning of period		$8.930	$9.050	$8.740	$8.890

Income (loss) from investment operations:
Net investment income1		0.449	0.402	0.399	0.316
Net realized and unrealized gain (loss) on investments and foreign currencies		(1.140)	(0.066)	0.255	(0.199)
Total from investment operations		(0.691)	0.336	0.654	0.117

Less dividends and distributions from:
Net investment income		(0.462)	(0.380)	(0.344)	(0.253)
Net realized gain on investments		(0.027)	(0.076)	---	(0.014)
Total dividends and distributions		(0.489)	(0.456)	(0.344)	(0.267)

Net asset value, end of period		$7.750	$8.930	$9.050	$8.740

Total return2		(7.82%)	3.78%	7.58%	1.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$39,299	$63,262	$58,691	$47,956
Ratio of expenses to average net assets		1.24%	1.24%	1.25%	1.25%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.47%	1.43%	1.61%	1.67%
Ratio of net investment income to average net assets		5.38%	4.44%	4.48%	3.55%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		5.15%	4.25%	4.12%	3.13%
Portfolio turnover		158%	256%	238%	298%

1   The average shares outstanding method has been applied for per share information.
2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects a waiver by the manager.  Performance would have been lower had the waiver not been in effect.

69

	Year ended 3/31
Optimum Fixed Income Fund – Class B	2010	2009	2008	2007	2006

Net asset value, beginning of period		$8.930	$9.060	$8.740	$8.900

Income (loss) from investment operations:
Net investment income1		0.395	0.343	0.342	0.258
Net realized and unrealized gain (loss) on investments and foreign currencies		(1.140)	(0.076)	0.264	(0.209)
Total from investment operations		(0.745)	0.267	0.606	0.049

Less dividends and distributions from:
Net investment income		(0.408)	(0.321)	(0.286)	(0.195)
Net realized gain on investments		(0.027)	(0.076)	---	(0.014)
Total dividends and distributions		(0.435)	(0.397)	(0.286)	(0.209)

Net asset value, end of period		$7.750	$8.930	$9.060	$8.740

Total return2		(8.42%)	2.99%	7.01%	0.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$5,483	$8,788	$9,568	$9,278
Ratio of expenses to average net assets		1.89%	1.89%	1.90%	1.90%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		2.12%	2.08%	2.26%	2.32%
Ratio of net investment income to average net assets		4.73%	3.79%	3.83%	2.90%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		4.50%	3.60%	3.47%	2.48%
Portfolio turnover		158%	256%	238%	298%

1   The average shares outstanding method has been applied for per share information.
2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects a waiver by the manager.  Performance would have been lower had the waiver not been in effect.

70

	Year ended 3/31
Optimum Fixed Income Fund – Class C	2010	2009	2008	2007	2006

Net asset value, beginning of period		$8.940	$9.060	$8.750	$8.900

Income (loss) from investment operations:
Net investment income1		0.395	0.343	0.341	0.258
Net realized and unrealized gain (loss) on investments and foreign currencies		(1.140)	(0.066)	0.255	(0.199)
Total from investment operations		(0.745)	0.277	0.596	0.059

Less dividends and distributions from:
Net investment income		(0.408)	(0.321)	(0.286)	(0.195)
Net realized gain on investments		(0.027)	(0.076)	---	(0.014)
Total dividends and distributions		(0.435)	(0.397)	(0.286)	(0.209)

Net asset value, end of period		$7.760	$8.940	$9.060	$8.750

Total return2		(8.41%)	3.11%	6.88%	0.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$157,185	$257,340	$227,036	$186,869
Ratio of expenses to average net assets		1.89%	1.89%	1.90%	1.90%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		2.12%	2.08%	2.26%	2.32%
Ratio of net investment income to average net assets		4.73%	3.79%	3.83%	2.90%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		4.50%	3.60%	3.47%	2.48%
Portfolio turnover		158%	256%	238%	298%

1   The average shares outstanding method has been applied for per share information.
2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects a waiver by the manager.  Performance would have been lower had the waiver not been in effect.

71

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain on investments.”

Net asset value (“NAV”)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and CDSCs, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security.  A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

72

Additional information about each Fund’s investments is available in the Funds’ annual and semiannual reports to shareholders.  In the Funds’ shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the report.  You can find more information about the Funds in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference).  If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in a Fund, please contact your participating securities dealer or other financial intermediary.  If you hold Fund shares directly with the Funds’ service agent, call toll-free 800 914-0278.  The Funds’ SAI and annual and semiannual reports to shareholders are also available free of charge, through the Funds’ Web site (www.optimummutualfunds.com).

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can get copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-1520. Information about the Fund, including its SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

Investment Company Act file number:  811-21335

OM003PP1-0709

PR-901 [--] DG3 7/10                                                                                                                                                     PO xxxxx

73

Prospectus                                JULY [__], 2010

Optimum Funds
	CUSIP	Nasdaq	Fund number
Optimum Large Cap Growth Fund
Institutional Class	246118871		904
Optimum Large Cap Value Fund
Institutional Class	246118830		908
Optimum Small-Mid Cap Growth Fund
Institutional Class	246118780		912
Optimum Small-Mid Cap Value Fund
Institutional Class	246118749		916
Optimum International Fund
Institutional Class	246118699		920
Optimum Fixed Income Fund
Institutional Class	246118657		924

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund summaries Optimum Large Cap Growth Fund Optimum Large Cap Value Fund Optimum Small-Mid Cap Growth Fund Optimum Small-Mid Cap Value Fund Optimum International Fund Optimum Fixed Income Fund	page
More information about the Funds’ risks	page
Disclosure of portfolio holdings information	page
Who manages the Funds? Investment manager Sub-advisers and portfolio managers Who’s Who?	page
About your account
Investing in the Funds
Payments to intermediaries
How to buy shares
Fair valuation
Document delivery
How to sell shares
How to transfer shares
Account minimums
Exchanges
Frequent trading of Fund shares
Dividends, distributions, and taxes
page
Financial highlights	page
Additional information	page [ ]

1

Fund summaries: Optimum Large Cap Growth Fund

What is the Fund’s investment objective?
The Large Cap Growth Fund seeks long-term growth of capital.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investments)

Institutional Class
Management fees	0.76%
Distribution and service (12b-1) fees	none
Other expenses	x.xx%
Total annual fund operating expenses	x.xx%
Fee waiver and expense reimbursements1	(x.xx%)
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%

1
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from July 29, 2010 through July 29, 2011.  These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Class
1 year	$xxx
3 years	$xxx
5 years	$xxx
10 years	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large market capitalization companies (80% policy).  This policy may be changed only upon 60 days’ prior notice to shareholders.  For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Growth Index.  As of June 30, 2010, the Russell 1000 Growth Index had a market capitalization range between $xxx million and $xxx billion.  The market capitalization range for this Index will change on a periodic basis.  A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment.  Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

2

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks.  In keeping with the Fund’s investment objective, the Fund may also invest in foreign securities, including ADRs and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund’s manager, Delaware Management Company (Manager), has selected T. Rowe Price Associates, Inc. (T. Rowe Price), Marsico Capital Management, LLC (Marsico), and Fred Alger Management, Inc. (Alger) to serve as the Fund’s sub-advisers.  Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-adviser.  The Manager may change the allocation at any time.  The relative values of each sub-adviser’s share of the Fund’s assets also may change over time.  Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund’s assets, T. Rowe Price mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  T. Rowe Price generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth.  T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing its investment strategy, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain.  These special situations might arise when T. Rowe Price’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a new product introduction or a favorable competitive development.  T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In selecting investments for the Portfolio, Marsico uses an approach that combines top-down macroeconomic analysis with bottom-up stock selection.  The top-down approach may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed.  As a result of the top-down analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large.  In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect.  This process is called bottom-up stock selection.

As part of this fundamental, bottom-up research, Marsico may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. Marsico also may prepare detailed earnings and cash flow models of companies.  These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios.  Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance.  The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell a Fund’s investments in portfolio securities if, in the opinion of Marsico, a security’s fundamentals change substantially, its price appreciates excessively in relation to fundamental prospects, the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, or for other reasons.

The core investments of Marsico’s portion of the portfolio generally may include established companies and securities that offer long-term growth potential.  However, the portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

3

In managing its portion of the Fund’s assets, Alger invests primarily in growth stocks.  Alger believes that issuers of growth stocks tend to fall into one of two categories:

•           High unit volume growth
Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

•           Positive life cycle change
Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

In implementing this philosophy, Alger places a heavy emphasis on original, in-depth analysis. Accordingly, Alger currently employs a team of more than 25 analysts. Analysts are sector specialists with broad responsibility to cover fundamental trends across the capitalization spectrum of their industry. The analyst team is composed of experienced analysts, who have years of experience analyzing the same industries and following the same companies as well as junior analysts supporting our research, financial modeling and analytical process.  The portfolio manager may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

In response to market, economic, political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes.  If a sub-adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval.  However, the Fund’s Board of Trustees must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund’s objective.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Risk	Definition
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Equity risk	The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bond.
High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Investment style risk – growth investment
The sub-advisers primarily use a particular style or set of styles — in this case “growth” styles — to select investments for the Fund.  Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Large-capitalization companies risk
Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations.  This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Portfolio management risk	The risk that the sub-advisers’ strategies and their securities selections might fail to produce the intended result.

4

How has the Optimum Large Cap Growth Fund performed?
The bar chart and table below can help you evaluate the risks of investing in the Fund.  The bar chart shows how the annual return for the Fund’s Institutional Class shares have varied over the past six calendar years.  The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling [___________] or by visiting our web site at www.[___________________________] .

Year-by-year total return (Institutional Class)

2004	2005	2006	2007	2008	2009
12.21%	6.43%	9.27%	11.19%	-43.35%	xx.xx%

As of June 30, 2010, the Fund’s Institutional Class shares had a calendar year-to-date return of xx.xx%. During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 11.03% for the quarter ended December 31, 2004 and its lowest quarterly return was -24.54% for the quarter ended December 31, 2008.

Average annual returns for periods ended December 31, 2009

	1 year	5 years	Lifetime (8/1/03 to 12/31/09)
Return before taxes	xx.xx%	xx.xx%	xx.xx%
Return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	xx.xx%	xx.xx%	xx.xx%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (“IRAs”).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust.

Sub-advisers
Marsico Capital Management, LLC (Marsico)

Portfolio manager	Title with Marsico	Start date on the Fund
Thomas F. Marsico	Founder and Chief Investment Officer	August 2003

T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio manager	Title with T. Rowe Price	Start date on the Fund
P. Robert Bartolo	Vice President	October 2007

5

Fred Alger Management, Inc. (Alger)

Portfolio manager	Title with Alger	Start date on the Fund
Patrick Kelly	Executive Vice President	September 2008

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day).  Shares may be purchased or redeemed: through your financial advisor or by exchanging shares you own in one Fund for shares of the same class of another Fund.

There is no minimum initial purchase requirement for Institutional Class shares, but Institutional Class shares are available for purchase only by the following: (1) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans; (2) tax-exempt employee benefit plans of the Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor); (3) institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates, as well as the clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts; (4) discretionary advisory accounts of a participating securities dealer or other financial intermediary or its affiliates; (5) programs sponsored by and/or controlled by financial intermediaries where: (a) such programs allow or require the purchase of Institutional Class shares; (b) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Fund's transfer agent; and (c) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the Institutional Class shares through a no-commission network or platform; (6) a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; (7) registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to a RIA for investment purposes. Use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients; (8) certain plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended (Code), for which the Fund's Manager, Distributor, or service agent, or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution, or similar services; (9) private investment vehicles, including, but not limited to, foundations and endowments.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

6

Fund summary: Optimum Large Cap Value Fund

What is the Fund’s investment objective?
The Large Cap Value Fund seeks long-term growth of capital.  The Fund may also seek income.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investments)

Institutional Class
Management fees	0.72%
Distribution and service (12b-1) fees	none
Other expenses	x.xx%
Total annual fund operating expenses	x.xx%
Fee waiver and expense reimbursements1	(x.xx%)
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%

1
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from July 29, 2010 through July 29, 2011.  These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Class
1 year	$xxx
3 years	$xxx
5 years	$xxx
10 years	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large market capitalization companies (80% policy).  This policy may be changed only upon 60 days’ prior notice to shareholders.  For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Value Index.  As of June 30, 2010, the Russell 1000 Value Index had a market capitalization range between $xxx million and $xxx billion.  The market capitalization range for this Index will change on a periodic basis.  A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment.  Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

7

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks.  In keeping with the Fund’s investment objective, the Fund may also invest in foreign securities, including ADRs and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund’s manager, Delaware Management Company (Manager), has selected Massachusetts Financial Services Company (MFS) and TCW Investment Management Company (TCW), to serve as the Fund’s sub-advisers.  Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-adviser.  The Manager may change the allocation at any time.  The relative values of each sub-adviser’s share of the Fund’s assets also may change over time.   Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.

MFS focuses on investing the Fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies).  Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.  MFS uses a bottom-up investment approach in buying and selling investments for the Fund.  Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions.  Factors considered may include analysis of earnings, cash flows, competitive position, and management ability.  Quantitative analysis of these and other factors may also be considered.

In managing its portion of the Fund’s assets, TCW employs a highly disciplined investment process that has three steps. First, TCW quantitatively analyzes the investable universe for companies that meet one (or more) of TCW’s five value characteristics.  Given TCW’s yield objectives, dividend yield is the most heavily weighted of the five valuation criteria.  The remaining four are price-to-earnings, price-to-cash flow, price-to-book value, and price-to-sales ratios equal to or lower than the overall market, as defined by the S&P 500.  The second step is in-depth fundamental analysis.  TCW’s goal is to find a fundamental catalyst that will lead to the stock value being realized in the market place such as new or strong management, new products or market niche, or a restructuring.  The third step is portfolio construction.

In response to market, economic, political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes.  If a sub-adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval.  However, the Fund’s Board of Trustees must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund’s objective.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Risk	Definition
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Equity risk	The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bond.
High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Investment style risk – value investment
The sub-advisers primarily use a particular style or set of styles — in this case “value” styles — to select investments for the Fund.  Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Large-capitalization companies risk
Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations.  This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Portfolio management risk	The risk that the sub-advisers’ strategies and their securities selections might fail to produce the intended result.
Real estate industry risk
This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

8

How has the Optimum Large Cap Value Fund performed?
The bar chart and table below can help you evaluate the risks of investing in the Fund.  The bar chart shows how the annual return for the Fund’s Institutional Class shares have varied over the past six calendar years.  The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling [___________] or by visiting our web site at www.[___________________________] .

Year-by-year total return (Institutional Class)

2004	2005	2006	2007	2008	2009
14.06%	5.81%	19.05%	4.63%	-37.26%	xx.xx%

As of June 30, 2010, the Fund’s Institutional Class shares had a calendar year-to-date return of 4.37%. During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 9.87% for the quarter ended December 31, 2004 and its lowest quarterly return was -22.07% for the quarter ended December 31, 2008.

Average annual returns for periods ended December 31, 2009

	1 year	5 years	Lifetime (8/1/03 to 12/31/09)
Return before taxes	xx.xx%	xx.xx%	xx.xx%
Return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	xx.xx%	xx.xx%	xx.xx%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (“IRAs”).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

9

Who manages the Fund

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust.

Sub-advisers
TCW Investment Management Company (TCW)

Portfolio manager	Title with TCW	Start date on the Fund
Diane E. Jaffee, CFA	Group Managing Director	July 2005

Massachusetts Financial Services Company (MFS)

Portfolio managers	Title with MFS	Start date on the Fund
Steven R. Gorham	Investment Officer	August 2003
Nevin P. Chitkara	Investment	May 2006

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day).  Shares may be purchased or redeemed: through your financial advisor or by exchanging shares you own in one Fund for shares of the same class of another Fund.

There is no minimum initial purchase requirement for Institutional Class shares, but Institutional Class shares are available for purchase only by the following: (1) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans; (2) tax-exempt employee benefit plans of the Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor); (3) institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates, as well as the clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts; (4) discretionary advisory accounts of a participating securities dealer or other financial intermediary or its affiliates; (5) programs sponsored by and/or controlled by financial intermediaries where: (a) such programs allow or require the purchase of Institutional Class shares; (b) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Fund's transfer agent; and (c) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the Institutional Class shares through a no-commission network or platform; (6) a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; (7) registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to a RIA for investment purposes. Use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients; (8) certain plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended (Code), for which the Fund's Manager, Distributor, or service agent, or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution, or similar services; (9) private investment vehicles, including, but not limited to, foundations and endowments.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

10

Fund summary: Optimum Small-Mid Cap Growth Fund

What is the Fund’s investment objective?
The Small-Mid Cap Growth Fund seeks long-term growth of capital.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investments)

Institutional Class
Management fees	1.10%
Distribution and service (12b-1) fees	none
Other expenses	x.xx%
Total annual fund operating expenses	x.xx%
Fee waiver and expense reimbursements1	(x.xx%)
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%

1
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from July 29, 2010 through July 29, 2011.  These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Class
1 year	$xxx
3 years	$xxx
5 years	$xxx
10 years	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small and mid-market capitalization companies (80% policy). This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, small market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Growth Index.  As of June 30, 2010, the Russell 2000 Growth Index had a market capitalization range between $xx million and $x.x billion, and the Russell MidCap Growth Index had a market capitalization range between $xxx million and $xx billion.  The market capitalization range for these Indices will change on a periodic basis.  A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets the respective

11

definition above after purchase continue to be considered either a small- or mid-capitalization company, as applicable, for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's investment objective, the Fund may also invest in foreign securities, including ADR's and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (Manager), has selected Columbia Wanger Asset Management, L.P. (Columbia WAM) and Wellington Management Company, LLP (Wellington Management) to serve as the Fund's sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor's share of the Fund's assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, Columbia WAM typically looks for companies with: a strong business franchise that offers growth potential; products and services that give the company a competitive advantage; and/or a stock price that Columbia WAM believes is reasonable relative to the assets and earnings power of the company. Columbia WAM may identify what it believes are important economic, social, or technological trends and try to identify companies it thinks will benefit from these trends. Columbia WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Columbia WAM compares growth potential, financial strength, and fundamental value among companies.

In managing its portion of the Fund's assets, Wellington Management seeks to invest in stocks of rapidly growing companies, adding value through bottom-up, fundamental security selection decisions. The investment process consists of three phases: defining a universe, selecting individual stocks, and executing a portfolio strategy. Throughout this process, Wellington Management identifies both emerging and re-emerging growth companies. They generally look for companies that exhibit some or all of the following fundamental characteristics: sustainable revenue growth, superior market position, positive financial trends, and high quality management. A stock is purchased when it is considered to be undervalued relative to our fundamental outlook for the company. This valuation methodology focuses on a number of metrics, including absolute and relative forward price-to-earnings multiples, enterprise value/EBITDA, price-to-sales ratios, and the present value of future cash flows. The most compelling purchase candidates look attractive through several of these valuation metrics.

In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund's Board of Trustees must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund's objective.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Risk	Definition
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Equity risk	The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bond.
High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Investment style risk – growth investment
The sub-advisers primarily use a particular style or set of styles — in this case “growth” styles — to select investments for the Fund.  Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Portfolio management risk	The risk that the sub-advisers’ strategies and their securities selections might fail to produce the intended result.
Small- and mid-market capitalization companies
The risk that small- and mid-market capitalization companies are more vulnerable than larger companies to adverse business or economic developments. Consequently, the prices of smaller company stocks tend to rise and fall in value more frequently than the stocks of larger companies.

12

How has the Optimum Small-Mid Cap Growth Fund performed?
The bar chart and table below can help you evaluate the risks of investing in the Fund.  The bar chart shows how the annual return for the Fund’s Institutional Class shares have varied over the past six calendar years.  The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling [___________] or by visiting our web site at www.[___________________________] .

Year-by-year total return (Institutional Class)

2004	2005	2006	2007	2008	2009
16.83%	5.79%	8.57%	5.36%	-44.56%	xx.xx%

As of June 30, 2010, the Fund’s Institutional Class shares had a calendar year-to-date return of x.xx% During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 16.05% for the quarter ended December 31, 2004 and its lowest quarterly return was -28.14% for the quarter ended December 31, 2008.

Average annual returns for periods ended December 31, 2009

	1 year	5 years	Lifetime (8/1/03 to 12/31/09)
Return before taxes	xx.xx%	xx.xx%	xx.xx%
Return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Russell 2500® Growth Index (reflects no deduction for fees, expenses, or taxes)	xx.xx%	xx.xx%	xx.xx%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (“IRAs”).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

13

Who manages the Fund

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust.

Sub-advisers
Columbia Wanger Asset Management, L.P. (Columbia WAM)

Portfolio manager	Title with Columbia WAM	Start date on the Fund
Robert A. Mohn	Portfolio Manager	August 2003

Wellington Management Company, LLP (Wellington)

Portfolio manager	Title with Wellington	Start date on the Fund
Steven C. Angeli, CFA	Senior Vice President and Equity Portfolio Manager	June 2008

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day).  Shares may be purchased or redeemed: through your financial advisor or by exchanging shares you own in one Fund for shares of the same class of another Fund.

There is no minimum initial purchase requirement for Institutional Class shares, but Institutional Class shares are available for purchase only by the following: (1) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans; (2) tax-exempt employee benefit plans of the Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor); (3) institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates, as well as the clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts; (4) discretionary advisory accounts of a participating securities dealer or other financial intermediary or its affiliates; (5) programs sponsored by and/or controlled by financial intermediaries where: (a) such programs allow or require the purchase of Institutional Class shares; (b) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Fund's transfer agent; and (c) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the Institutional Class shares through a no-commission network or platform; (6) a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; (7) registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to a RIA for investment purposes. Use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients; (8) certain plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended (Code), for which the Fund's Manager, Distributor, or service agent, or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution, or similar services; (9) private investment vehicles, including, but not limited to, foundations and endowments.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

14

Fund summary : Optimum Small-Mid Cap Value Fund

What is the Fund’s investment objective?
The Small-Mid Cap Value Fund seeks long-term growth of capital.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investments)

Institutional Class
Management fees	1.04%
Distribution and service (12b-1) fees	none
Other expenses	x.xx%
Total annual fund operating expenses	x.xx%
Fee waiver and expense reimbursements1	(x.xx%)
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%

1
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from July 29, 2010 through July 29, 2011.  These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Class
1 year	$xxx
3 years	$xxx
5 years	$xxx
10 years	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small and mid-market capitalization companies (80% policy). This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, small market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Value Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Value Index. As of June 30, 2010, the Russell 2000 Value Index had a market capitalization range between $xx million and $x.x billion, and the Russell MidCap Value Index had a market capitalization range between $xxx million and $xx billion. The market capitalization range for these Indices will change on a periodic basis. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets their respective definition

15

above after purchase continue to be considered either a small- or mid-capitalization company, as applicable, for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's investment objective, the Fund may also invest in foreign securities, including ADRs and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (Manager), has selected The Delafield Group, a division of Tocqueville Asset Management L.P. (Tocqueville), The Killen Group, Inc. (Killen), and Westwood Management Corp. (Westwood) to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, The Delafield Group of Tocqueville considers factors including the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, management capability and practices, and the economic and political outlook. Although the balance sheet of a company is important to the sub-adviser's analysis, the sub-adviser may invest in financially troubled companies if the sub-adviser believes that the underlying assets are worth far more than the market price of the shares. In addition, companies generating free cash flow will be considered attractive. Securities will also be assessed upon their earning power, stated asset value, and off the balance sheet values. The Delafield Group of Tocqueville intends to invest in companies that are managed for the benefit of their shareholders and not by management that believes the most important measure of a company's success is its size.

In managing its portion of the Fund's assets, Killen adheres to the principles of value investing, using a fundamental, bottom-up approach. Investment research is conducted and produced internally by Killen's own staff. Killen seeks to buy securities that it believes to be undervalued and that offer the potential for long-term capital gains. Generally, the sub-adviser's average holding period for securities is three to four years. Killen will typically hold approximately 40 stocks in its portion of the Fund's assets.

In managing its portion of the Fund's assets, Westwood utilizes a value style of investing in choosing common stocks that it believes have limited downside risk and it believes are currently undervalued in the market. Other key metrics for evaluating the risk/return profile of an investment may include, but are not limited to: an improving return on equity; a declining debt/equity ratio; and in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood also has disciplines in place that generally serve as sell signals, such as a security reaching a predetermined price target or a change to a company's fundamentals that negatively impacts the original investment thesis.

In response to market, economic, political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund's Board of Trustees must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund's objective.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Risk	Definition
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Equity risk	The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bond.
High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Investment style risk – value investment
The sub-advisers primarily use a particular style or set of styles — in this case “value” styles — to select investments for the Fund.  Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Portfolio management risk	The risk that the sub-advisers’ strategies and their securities selections might fail to produce the intended result.
Small- and mid-market capitalization companies
The risk that small- and mid-market capitalization companies are more vulnerable than larger companies to adverse business or economic developments. Consequently, the prices of smaller company stocks tend to rise and fall in value more frequently than the stocks of larger companies.

16

How has the Optimum Small-Mid Cap Value Fund performed?
The bar chart and table below can help you evaluate the risks of investing in the Fund.  The bar chart shows how the annual return for the Fund’s Institutional Class shares have varied over the past six calendar years.  The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling [___________] or by visiting our web site at www.[___________________________] .

Year-by-year total return (Institutional Class)

2004	2005	2006	2007	2008	2009
26.74%	7.97%	10.09%	-7.29%	-39.74%	xx.xx%

As of June 30, 2009, the Fund’s Institutional Class shares had a calendar year-to-date return of 8.44%. During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 13.25% for the quarter ended December 31, 2004 and its lowest quarterly return was -32.87% for the quarter ended December 31, 2008.

Average annual returns for periods ended December 31, 2009

	1 year	5 years	Lifetime (8/1/03 to 12/31/09)
Return before taxes	xx.xx%	xx.xx%	xx.xx%
Return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)	xx.xx%	xx.xx%	xx.xx%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans

17

and individual retirement accounts (“IRAs”).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust.

Sub-advisers
The Delafield Group, a division of Tocqueville Asset Management, L.P. (Tocqueville)

Portfolio managers	Title with Tocqueville	Start date on the Fund
J. Dennis Delafield	Managing Director	August 2003
Vincent Sellecchia	Managing Director	August 2003

The Killen Group, Inc. (Killen)

Portfolio managers	Title with Killen	Start date on the Fund
Lee S. Grout, CFA	Vice President and Head of Investment Research	January 2006
Robert E. Killen	Chief Executive Officer and Founder	January 2006

Westwood Management Corp. (Westwood)

Portfolio managers	Title with Westwood	Start date on the Fund
Ragen Stienke, CFA	Vice President and Portfolio Manager	December 2008
Corey Henegar, CFA	Vice President and Portfolio Manager	December 2008
Kellie Stark, CFA	Senior Vice President and Portfolio Manager	December 2008
David Spika, CFA	Vice President and Portfolio Manager	December 2008
Susan Byrne	Chairman, Chief Investment Officer, Portfolio Manager, and Founder	December 2008

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day).  Shares may be purchased or redeemed: through your financial advisor or by exchanging shares you own in one Fund for shares of the same class of another Fund.

There is no minimum initial purchase requirement for Institutional Class shares, but Institutional Class shares are available for purchase only by the following: (1) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans; (2) tax-exempt employee benefit plans of the Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor); (3) institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates, as well as the clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts; (4) discretionary advisory accounts of a participating securities dealer or other financial intermediary or its affiliates; (5) programs sponsored by and/or controlled by financial intermediaries where: (a) such programs allow or require the purchase of Institutional Class shares; (b) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Fund's transfer agent; and (c) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the Institutional Class shares through a no-commission network or platform; (6) a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; (7) registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to a RIA for investment purposes. Use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients; (8) certain plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended (Code), for which the Fund's Manager, Distributor, or service agent, or one or more of their affiliates provide record

18

keeping, administrative, investment management, marketing, distribution, or similar services; (9) private investment vehicles, including, but not limited to, foundations and endowments.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

19

Fund summary: Optimum International Fund

What is the Fund’s investment objective?
The International Fund seeks long-term growth of capital.  The Fund may also seek income.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investments)

Institutional Class
Management fees	0.80%
Distribution and service (12b-1) fees	none
Other expenses	x.xx%
Total annual fund operating expenses	x.xx%
Fee waiver and expense reimbursements1	(x.xx%)
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%

1
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from July 29, 2010 through July 29, 2011.  These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Class
1 year	$xxx
3 years	$xxx
5 years	$xxx
10 years	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
The Fund invests primarily in non-U.S. securities, including securities of issuers located in emerging markets, but, in any event, will invest at least 65% of its net assets in non-U.S. securities.  The Fund considers non-U.S. securities to include those securities issued by companies: (i) whose principal securities trading markets are outside the U.S.; (ii) that derive 50% or more of their total revenue from either goods or services produced or sales made in markets outside the U.S.; (iii) that have 50% or more of their assets outside the U.S.; (iv) that are linked to non-U.S. dollar currencies; or (v) that are organized under the laws of, or with principal offices in, a country other than the U.S. The Fund does not limit its investments to issuers within a specific market capitalization range.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible

20

into common stocks. In keeping with the Fund's investment objective, the Fund may also invest in futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (Manager), has selected Mondrian Investment Partners Limited (Mondrian) and BlackRock Advisors, LLC (BlackRock) to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, Mondrian uses a value-oriented approach that emphasizes individual stock selection. Mondrian conducts research on a global basis in an effort to identify securities that have the potential for long-term capital growth and income. The center of the research effort is a value-oriented dividend discount methodology for individual securities and market analysis that isolates value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made. In deciding to buy or sell an investment, Mondrian also considers movement in the price of individual securities and the impact of currency adjustments on a U.S.-domiciled, dollar-based investor.

In managing its portion of the Fund's assets, BlackRock applies an active investment process that is highly disciplined, research-intensive, global in its frame of reference, and risk-informed. BlackRock's approach combines proprietary, multi-factor quantitative analysis with independent fundamental research to construct portfolios with desired characteristics. Quantitative research helps the team study the investment universe and prioritize fundamental research. The stock selection process is based on the fundamental analysis conducted by our investment managers. Portfolio strategy and risk management are integral components of the portfolio construction process. The investment team believes that this integrated approach is critical to achieving its goal of consistently generating superior, risk-adjusted returns. Companies are purchased that BlackRock believes possess strong and/or improving industry and company fundamentals and/or favorable risk/reward outlooks. From BlackRock's perspective, the majority of investments typically have superior growth characteristics.

In response to market, economic, political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund's Board of Trustees must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund's objective.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Risk	Definition
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Equity risk	The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bond.
High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Investment style risk – value investment
The sub-advisers primarily use a particular style or set of styles — in this case “value” styles — to select investments for the Fund.  Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Portfolio management risk	The risk that the sub-advisers’ strategies and their securities selections might fail to produce the intended result.

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How has the Optimum International Fund performed?
The bar chart and table below can help you evaluate the risks of investing in the Fund.  The bar chart shows how the annual return for the Fund’s Institutional Class shares have varied over the past six calendar years.  The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling [___________] or by visiting our web site at www.[___________________________] .

Year-by-year total return (Institutional Class)

2004	2005	2006	2007	2008	2009
17.70%	11.79%	29.54%	9.10%	-42.82%	xx.xx%

As of June 30, 2010, the Fund’s Institutional Class shares had a calendar year-to-date return of x.xx%. During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 13.09% for the quarter ended December 31, 2004  and its lowest quarterly return was -19.66% for the quarter ended December 31, 2008.

Average annual returns for periods ended December 31, 2009

	1 year	5 years	Lifetime (8/1/03 to 12/31/09)
Return before taxes	xx.xx%	xx.xx%	xx.xx%
Return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)	xx.xx%	xx.xx%	xx.xx%
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)	xx.xx%	xx.xx%	xx.xx%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (“IRAs”).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

22

Who manages the Fund

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust.

Sub-advisers
Mondrian Investment Partners Limited (Mondrian)

Portfolio managers	Title with Mondrian	Start date on the Fund
Fiona A. Barwick	Director of Regional Research	August 2003
Emma Lewis	Senior Portfolio Manager	August 2003

BlackRock Advisers, LLC (BlackRock)

Portfolio managers	Title with BlackRock	Start date on the Fund
Michael D. Carey, CFA	Managing Director	December 2008
Thomas P. Callan, CFA	Managing Director	December 2008

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day).  Shares may be purchased or redeemed: through your financial advisor or by exchanging shares you own in one Fund for shares of the same class of another Fund.

There is no minimum initial purchase requirement for Institutional Class shares, but Institutional Class shares are available for purchase only by the following: (1) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans; (2) tax-exempt employee benefit plans of the Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor); (3) institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates, as well as the clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts; (4) discretionary advisory accounts of a participating securities dealer or other financial intermediary or its affiliates; (5) programs sponsored by and/or controlled by financial intermediaries where: (a) such programs allow or require the purchase of Institutional Class shares; (b) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Fund's transfer agent; and (c) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the Institutional Class shares through a no-commission network or platform; (6) a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; (7) registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to a RIA for investment purposes. Use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients; (8) certain plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended (Code), for which the Fund's Manager, Distributor, or service agent, or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution, or similar services; (9) private investment vehicles, including, but not limited to, foundations and endowments.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

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Fund summary: Optimum Fixed Income Fund

What is the Fund’s investment objective?
The Fixed Income Fund seeks a high level of income.  The Fund may also seek growth of capital.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investments)

Institutional Class
Management fees	0.59%
Distribution and service (12b-1) fees	none
Other expenses	x.xx%
Total annual fund operating expenses	x.xx%
Fee waiver and expense reimbursements1	(x.xx%)
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%

1
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from July 29, 2010 through July 29, 2011.  These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Class
1 year	$xxx
3 years	$xxx
5 years	$xxx
10 years	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in fixed income securities. This policy may be changed only upon 60 days’ prior notice to shareholders. The Fund focuses on securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, corporate debt securities, taxable and tax-exempt municipal securities, and mortgage-backed and asset-backed securities.

The Fund invests primarily in investment-grade fixed income securities (that is, those rated in the four highest rating categories by Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch, Inc. (“Fitch”) or, if unrated, determined by Delaware Management Company (the “Manager”) or a sub-adviser to be of comparable quality).

The Fund may also invest in high yield securities (commonly known as junk bonds) rated BB or lower by S&P or Fitch, or Ba or lower by Moody’s, or, if unrated, determined by the Manager or the sub-adviser to be of comparable quality. The

24

Fund may invest in securities denominated in foreign currencies and U.S. dollar-denominated securities of foreign issuers. In keeping with the Fund’s investment objective, the Fund may also invest in futures, options, credit default swaps, and other derivatives.

The Fund may purchase individual securities of any maturity but generally will maintain a dollar weighted average portfolio maturity of five to 10 years. The Fund normally will have a duration that is comparable to that of the Barclays Capital U.S. Aggregate Bond Index. Duration is a measure of the expected change in value from changes in interest rates. Typically, a bond with a low (short) duration means that its value is less sensitive to interest rate changes, while bonds with a high (long) duration are more sensitive.

The Manager has selected Pacific Investment Management Company LLC (“PIMCO”) to serve as the Fund’s sub-adviser. The sub-adviser is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-adviser. The Manager also is responsible for the day-to-day investment management of a portion of the Fund’s assets. The Manager may change the allocation at any time. The relative values of the Manager’s and sub-adviser’s share of the Fund’s assets also may change over time. The Manager and the sub-adviser each select investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund’s assets, the Manager allocates investments principally among the following four sectors of the fixed income securities market: (1) the U.S. investment grade sector; (2) the U.S. high yield sector; (3) the international developed markets sector; and (4) the emerging markets sector. The Manager determines how much to allocate to each of these sectors based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the sectors.

In selecting securities for its portion of the Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

In response to market, economic, political, or other conditions, the Manager or the sub-adviser may temporarily use a different investment strategy for defensive purposes. If the Manager or the sub-adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is non-fundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees must approve any changes to non-fundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund’s objective.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Risk	Definition
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bond.
High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Mortgage-backed and asset-backed securities risk	The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.
Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Portfolio management risk	The risk that the sub-advisers’ strategies and their securities selections might fail to produce the intended result.

25

How has the Optimum Fixed Income Fund performed?
The bar chart and table below can help you evaluate the risks of investing in the Fund.  The bar chart shows how the annual return for the Fund’s Institutional Class shares have varied over the past six calendar years.  The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling [___________] or by visiting our web site at www.[___________________________] .

Year-by-year total return (Institutional Class)

2004	2005	2006	2007	2008	2009
6.13%	1.00%	5.84%	6.02%	-8.48%	xx.xx%

As of June 30, 2010, the Fund’s Institutional Class shares had a calendar year-to-date return of xx.xx%. During the periods  illustrated in this bar chart, the Institutional Class’ highest quarterly return was 3.78% for the quarter ended September 30, 2006 and its lowest quarterly return was -5.03% for the quarter ended December 31, 2008.

Average annual returns for periods ended December 31, 2009

	1 year	5 years	Lifetime (8/1/03 to 12/31/09)
Return before taxes	xx.xx%	xx.xx%	xx.xx%
Return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	xx.xx%	xx.xx%	xx.xx%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (“IRAs”).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

26

Who manages the Fund

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust.

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Paul Grillo	Senior Vice President and Co-Chief Investment Officer – Total Return Fixed Income Strategy	August 2003
Thomas H. Chow	Senior Vice President and Senior Portfolio Manager	May 2007
Roger A. Early	Senior Vice President and Co-Chief Investment Officer – Total Return Fixed Income Strategy	May 2007
Wen-Dar Chen	Vice President and Portfolio Manager – International Debt	May 2007
Kevin Loome	Head of High Yield Fixed Income Team	August 2007

Sub-adviser
Pacific Investment Management Company LLC (PIMCO)

Portfolio manager	Title with Mondrian	Start date on the Fund
Saumil H. Parikh	Managing Director and Portfolio Manager	April 2010

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day).  Shares may be purchased or redeemed: through your financial advisor or by exchanging shares you own in one Fund for shares of the same class of another Fund.

There is no minimum initial purchase requirement for Institutional Class shares, but Institutional Class shares are available for purchase only by the following: (1) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans; (2) tax-exempt employee benefit plans of the Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor); (3) institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates, as well as the clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts; (4) discretionary advisory accounts of a participating securities dealer or other financial intermediary or its affiliates; (5) programs sponsored by and/or controlled by financial intermediaries where: (a) such programs allow or require the purchase of Institutional Class shares; (b) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Fund's transfer agent; and (c) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the Institutional Class shares through a no-commission network or platform; (6) a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; (7) registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to a RIA for investment purposes. Use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients; (8) certain plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended (Code), for which the Fund's Manager, Distributor, or service agent, or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution, or similar services; (9) private investment vehicles, including, but not limited to, foundations and endowments.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries

27

If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

28

More information about the Funds’ risks

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest.  Before you invest in a Fund, you should carefully evaluate the risks associated with that Fund.

The Funds have principal investment strategies that come with inherent risks.  Each Fund’s principal risks are identified in its Fund profile under the heading “What are the principal risks of investing in the Fund?” and are described in more detail below.  Also described below are additional risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.  Unless otherwise indicated, each risk applies to all of the Funds.  Please see the Statement of Additional Information (“SAI”) for a further discussion of these risks and other risks not discussed here.

Convertible securities risk
The value of convertible securities fluctuates in relation to changes in interest rates and the value of the underlying common stock.

Counterparty risk
This is the risk that a Fund may lose money because a party that the Manager contracts with to buy or sell securities fails to fulfill its side of the agreement.  In addition, a Fund may lend up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions, and such transactions expose the Fund to counterparty risk as further described in the Funds’ SAI.

Derivatives risk
A derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate, or index.  Options, futures contracts, credit default swaps, and forward contracts are examples of derivatives.  A Fund’s investments in derivatives may rise or fall more rapidly than other investments.  These transactions are subject to changes in the underlying security on which such transactions are based.  Even a small investment in derivative securities can have a significant impact on a Fund’s total return, and it is possible for a Fund’s losses on a derivative to exceed its investment.  Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk, counterparty, and portfolio management risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, interest rate, or index.  These types of transactions will be used for a number of reasons, including:  to manage a Fund’s exposure to changes in securities prices and foreign currencies; to efficiently adjust a Fund’s overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities (“hedging”); and to serve as a cash management tool.  When a derivative security is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa.  However, a lack of correlation between the value of a derivative and the assets being hedged could render a Fund’s hedging strategy unsuccessful and could result in losses.  To the extent that a Fund uses a derivative security for purposes other than as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Equity risk
Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company’s operations.

Fixed Income risk
To the extent that a Fund invests a substantial amount of its assets in fixed income securities, the Fund may be subject to the following risks:

Credit risk
It is possible that the issuer of a security will not be able to make interest and principal payments when due.

Interest rate risk
This is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

Lower-rated securities risk
High yield, high-risk bonds (commonly known as junk bonds), while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default, and a more limited and less liquid secondary

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market than higher-rated securities.  These securities are subject to greater price volatility and risk of loss of income and principal than are higher-rated securities.  Lower-rated and unrated fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated fixed income securities, which react primarily to fluctuations in the general level of interest rates.  Fixed income securities of this type are considered to be of poor standing and primarily speculative.  Such securities are subject to a substantial degree of credit risk.

Mortgage-backed and asset-backed securities risk
This is the risk that the principal on mortgage- backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.  If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates.  Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility.  This is known as extension risk.

Foreign risk
A Fund’s investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.  In addition, there is the possibility of expropriation, nationalization, or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls, which may include suspension of the ability to transfer currency from a given country, and default in foreign government securities.  As a result of these factors, foreign securities markets may be less liquid and more volatile than U.S. markets and a Fund may experience difficulties and delays in converting foreign currencies back into U.S. dollars.  Such events may cause the value of certain foreign securities to fluctuate widely and may make it difficult to accurately value foreign securities.  In addition, the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Currency risk
Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment.  Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase losses.

Emerging markets risk
Risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.  In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality.  Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

Industry-specific risk
This is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond.  A fund that concentrates its investments in a particular industry or individual security generally is subject to greater risks than a fund that is not concentrated.

Inflation risk
This is the risk that the return from your investments will be less than the increase in the cost of living due to inflation, thus preventing you from reaching your financial goals.

Information risk
This is the risk that key information about a security is inaccurate or unavailable.

Initial public offering risk
The volume of initial public offerings (“IPOs”) and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall.  If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.  In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks.

Investment style risk

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A sub-adviser may primarily use a particular style or set of styles — either growth or value styles — to select investments for a Fund.  Those styles may be out of favor or may not produce the best results over short or longer time periods.  They may also increase the volatility of a Fund’s share price.

Growth investing risk
Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks.  These companies tend to invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in falling markets.  As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Value investing risk
Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks.  However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Issuer-specific risk
The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.  A Fund could lose all of its investment in a company’s securities.

Large-capitalization companies risk
Large-capitalization companies tend to go in and out of favor based on market and economic conditions.  Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations.  This potentially lower risk means that a Fund’s share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Leverage risk
This is the risk associated with securities or practices (for example, borrowing) that multiply small price movements into large changes in value.

Liquidity risk
A Fund’s investment in illiquid securities may reduce the return of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Market risk
This is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Multiple adviser risk
Each Fund employs multiple investment advisers, each of which independently chooses and maintains a portfolio of securities for the Fund and is responsible for investing a specific allocated portion of the Fund’s assets.  The same security may be held in different portions of a Fund or may be acquired for one portion of a Fund at a time when an investment adviser to another portion deems it appropriate to dispose of the securities from that other portion.  Similarly, under some market conditions, one investment adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other investment adviser believes continued exposure to the equity markets is appropriate for its allocated portion of a Fund.  Because each investment adviser directs the trading for its own portion of a Fund, and does not aggregate its transactions with those of the other investment adviser, a Fund may incur higher brokerage costs than would be the case if a single investment adviser were managing the entire Fund.

Opportunity risk
This is the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

Political risk
This is the risk of losses directly attributable to government or political actions.

Portfolio management risk
The sub-advisers’ (and, where applicable, the Manager’s) strategies and their securities selections might fail to produce the intended result.

Portfolio turnover risk

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The Funds do not restrict the frequency of trading to limit expenses or to minimize the tax effect that a Fund’s distributions may have on shareholders.  A Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.  Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover).  High portfolio turnover may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Small- and mid-market capitalization companies risk - Risk is greater for investments in small- and mid-market capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. Their managements may lack depth and experience. Smaller companies also may have narrower product lines and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small- and mid-market capitalization companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of smaller company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Investments in small- and mid-market capitalization companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates. Additionally, many small-capitalization stocks trade less frequently and in smaller volume than exchange-listed stocks. Some small-capitalization companies may be unseasoned companies that have been in operation less than three years, including operation of any predecessors. Their securities may have limited liquidity and their prices may be very volatile.

Valuation risk
This is the risk that a Fund has valued securities at a price that is higher than the price the Fund could obtain if it sold the securities.

Disclosure of portfolio holdings information
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

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Who manages the Funds?

Investment manager
Each Fund is managed by Delaware Management Company (Manager), located at 2005 Market Street, Philadelphia, Pennsylvania  19103-7094.  The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (DMHI).  DMHI is a wholly owned subsidiary of Macquarie Group Ltd. The Manager makes investment decisions for the Fund, manages the Fund's business affairs, and provides daily administrative services. As of March 31, 2010, the Manager and its affiliates had more than $xxx billion in assets under management.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

As the Funds’ investment manager, the Manager has overall responsibility for the general management of the Trust and the Funds, which includes selecting the Funds’ sub-advisers and monitoring each Fund and sub-adviser to ensure that investment activities remain consistent with a Fund’s investment objective.  A team is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which Fund performance is measured.  The Manager has hired LPL Financial Corporation (LPL), a registered broker/dealer and investment adviser, as a consultant to assist with this process.

For the last fiscal year, each Fund paid the Manager the following aggregate fee, net of waivers, based on such Fund’s average daily net assets:
Fund	Management Fee
Large Cap Growth Fund
Large Cap Value Fund
Small-Mid Cap Growth Fund
Small-Mid Cap Value Fund
International Fund
Fixed Income Fund

Each Fund’s (except the Small-Mid Cap Growth Fund’s) management fee, as a percentage of average daily net assets, declines as assets increase above designated levels.  The Manager pays the consulting fees out of its assets as described in the Funds’ SAI.

A discussion regarding the basis for the Board of Trustees’ approvals of the investment advisory and sub-advisory agreements is available in the Funds’ annual report to shareholders for the period ended March 31, 2010.

Sub-advisers and portfolio managers

Each Fund’s investments are selected by one or more sub-advisers.  The following identifies and describes each Fund’s sub-advisers, identifies each Fund’s portfolio managers, and describes each portfolio manager’s business experience.  Each sub-adviser is paid by the Manager.

Large Cap Growth Fund

Marsico Capital Management, LLC (Marsico) is located at 1200 17th Street, Suite 1600, Denver, CO 80202. Marsico Capital was organized in September 1997 as a registered investment adviser.  Marsico Capital provides investment services to other mutual funds and private accounts and, as of March 31, 2009 had approximately $47 billion under management. Marsico has held its Fund responsibilities since the Fund’s inception.

Thomas F. Marsico is the founder and Chief Investment Officer of Marsico and manages the investment program for Marsico's portion of the Large Cap Growth Fund. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager. He has held his Fund responsibilities since the inception of the Fund.

T. Rowe Price Associates, Inc. (T. Rowe Price), located at 100 East Pratt Street, Baltimore, MD 21202, was founded in 1937 and manages institutional investment portfolios and mutual funds.  T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., which is a publicly-traded financial services holding company.  As of March 31, 2009, T. Rowe Price had approximately $268.8 billion in assets under management.  T. Rowe Price has held its Fund responsibilities since the Fund’s inception.

P. Robert Bartolo, a Vice President with T. Rowe Price, is primarily responsible for the day-to-day management of T. Rowe Price’s share of the Fund’s assets.  Mr. Bartolo is Chairman of T. Rowe Price’s Investment Advisory Committee which develops and executes the Fund’s investment program.  Mr. Bartolo joined T. Rowe Price in 2002 and his investment experience dates from 1997.  He has held his Fund responsibilities since October 2007.

Fred Alger Management, Inc. (Alger) is headquartered at 111 Fifth Avenue, New York, NY 10003.  Alger, founded in 1964, became a registered investment advisor with the Securities and Exchange Commission in March 1970, and provides investment management services to individuals and institutional clients. Alger is an indirect subsidiary of Alger Associates, Inc., a holding company owned by the Alger family.  As of March 31, 2009, Alger had approximately $8 billion in assets under management.  Alger has held its Fund responsibilities since September 2008.

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Patrick Kelly is primarily responsible for the day-to-day management of the investment program for Alger's portion of the Fund.  Mr. Kelly has been employed by Alger since 1999 and currently serves as Executive Vice President and portfolio manager.  He has held his Fund responsibilities since September 2008.

Large Cap Value Fund

TCW Investment Management Company (TCW), located at 865 South Figueroa Street, Los Angeles, CA 90017, was founded in 1987.  TCW is part of the TCW Group which was founded in 1971.  TCW specializes in managing assets for insurance companies, foreign investors, wrap programs, and high net worth individuals, and manages a number of mutual funds for retail and institutional investors.  As of March 31, 2009, TCW had approximately $100 billion in assets under management or committed to management.  TCW has held its Fund responsibilities since July 2005.

Diane E. Jaffee, CFA, Group Managing Director, is primarily responsible for the day-to-day management of TCW’s share of the Fund’s assets. Ms. Jaffee joined TCW through an acquisition of SG Cowen Asset Management where she had been a Senior Portfolio Manager since 1995.  Ms. Jaffee has over 20 years of investment company experience and she has held her Fund responsibilities since July 2005.

Massachusetts Financial Services Company (MFS), located at 500 Boylston Street, Boston, Massachusetts 02116, is America’s oldest mutual fund organization.  MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund.  As of March 31, 2009, MFS had approximately $118 billion in assets under management.  MFS has held its Fund responsibilities since the Fund’s inception.

Steven R. Gorham, Investment Officer, and Nevin P. Chitkara, Investment Officer, have primary responsibility for the day-to-day portfolio management of MFS’ share of the Fund’s assets.  Messrs. Gorham and Chitkara have been employed in the investment area of MFS since 1992 and 1997, respectively. Messrs. Gorham and Chitkara have held their Fund responsibilities since the inception of the Fund and May 2006, respectively.

Small-Mid Cap Growth Fund

Columbia Wanger Asset Management, L.P. (Columbia WAM), located at 227 West Monroe Street, Suite 3000, Chicago, IL 60606, and its predecessor have managed mutual funds since 1992.  As of March 31, 2009, Columbia WAM had over $17.2 billion in assets under management.  Columbia WAM has held its Fund responsibilities since the Fund’s inception.

Robert A. Mohn, a Portfolio Manager with Columbia WAM, is primarily responsible for the day-to-day management of Columbia WAM’s share of the Fund’s assets.  Mr. Mohn has been a member of the domestic analytical team at Columbia WAM and its predecessor since 1992 and has been a portfolio manager since 1996.  He has held his Fund responsibilities since the Fund’s inception.

Wellington Management Company, LLP (Wellington Management) is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, MA 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of March 31, 2009, Wellington Management had investment management authority with respect to approximately $396 billion in assets (which does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve Bank).  Wellington Management has held its Fund responsibilities since June 2008.

Steven C. Angeli, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, is primarily responsible for the day-to-day management of Wellington Management's share of the Fund's assets. Mr. Angeli joined Wellington Management as an investment professional in 1994.  He has held his Fund responsibilities since June 2008.

Small-Mid Cap Value Fund

The Delafield Group, a division of Tocqueville Asset Management L.P. (Tocqueville), located at 40 West 57th Street, 19th Floor, New York, NY 10019, has been in the asset management business since 1985. As of June 30, 2009, Tocqueville had approximately $5.8 billion in assets under management. Tocqueville has held its Fund responsibilities since September 2009.

J. Dennis Delafield and Vincent Sellecchia are primarily responsible for the day-to-day management of The Delafield Group of Tocqueville's share of the Fund's assets. Messrs. Delafield and Sellecchia are Managing Directors of Tocqueville. They have been associated with Tocqueville Asset Management L.P. since September 2009. Prior to joining Tocqueville, Messrs. Delafield and Sellecchia were Managing Directors of Reich & Tang Asset Management, LLC. They have both held their Fund responsibilities since the Fund's inception.

The Killen Group, Inc. (Killen) is an independently owned value manager located at 1189 Lancaster Avenue, Berwyn, PA 19312 in suburban Philadelphia. Killen was founded in 1982 and manages private accounts and mutual funds. As of March 31, 2009, The Killen Group had over $496 million in assets under management. Killen has held its Fund responsibilities since January 2006.

Lee S. Grout, CFA, and Robert E. Killen are primarily responsible for the day-to-day management of Killen's share of the Fund's assets. Mr. Grout is Vice President and Head of Investment Research at Killen, which he joined in 1997. Mr. Killen

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is Chairman, CEO and founder of Killen. Messrs. Grout and Killen have held their Fund responsibilities since January 2006.

Westwood Management Corp. (Westwood) is an investment adviser located at 200 Crescent Court in Dallas, TX. Westwood was founded in 1983 and predominantly serves the institutional marketplace through separately managed portfolios in addition to providing sub-advisory services for commingled funds and mutual funds. As of March 31, 2009, Westwood had approximately $7 billion assets under management. Westwood has held its Fund responsibilities since December 2008.

A team of portfolio managers is primarily responsible for the day-to-day management of Westwood's share of the Fund's assets. All of the portfolio team members participate in the investment decision process when determining the stock selection for the portfolio and the appropriate weight of the stocks selected. The portfolio team has five members: Ragen Stienke, Corey Henegar, Kellie Stark, David Spika, and Susan Byrne. Mr. Stienke, CFA, is a Vice President and Portfolio Manager who has been with Westwood since 2004. Prior to joining Westwood, Mr Stienke was with UBS Investment bank in the research department. Mr. Henegar, CFA, is a Vice President and Portfolio Manager who has been with Westwood since 2001. Ms. Stark, CFA, is a Senior Vice President and Portfolio Manager who has been with Westwood since 1992. Mr. Spika, CFA, is a Vice President and Portfolio Manager who has been with Westwood since 2003. Ms. Byrne is the Chairman, Chief Investment Officer, Portfolio Manager and founder of Westwood. They have held their Fund responsibilities since December 2008.

International Fund

Mondrian Investment Partners Limited (Mondrian) located at Fifth Floor, 10 Gresham Street, London, England EC2V 7JD, has been in the global asset management business since 1990. As of March 31, 2009, Mondrian had over $43.8 billion in assets under management. Mondrian has held its Fund responsibilities since the Fund’s inception.

Fiona A. Barwick and Emma Lewis are primarily responsible for the day-to-day management of Mondrian’s share of the Fund’s assets. Ms. Barwick is a Director of Regional Research and has been with Mondrian since 1993. Ms. Lewis is a Senior Portfolio Manager and has been with Mondrian since 1995.  They have held their Fund responsibilities since the Fund’s inception.

BlackRock Advisors, LLC (BlackRock), located at 40 East 52nd Street New York, NY 10022, was founded in 1988 and manages equity, fixed income, real estate, liquidity, alternatives, and asset allocation/balanced strategies for institutional and retail clients. As of March 31, 2009, BlackRock had approximately $1.28 trillion assets under management. BlackRock has held its Fund responsibilities since December 2008.

BlackRock's share of the Fund is managed by Michael D.Carey, CFA, Managing Director at BlackRock, and Thomas P. Callan, CFA, Managing Director at BlackRock. Mr. Carey is a member of the BlackRock Global Opportunities Team. He is lead portfolio manager for the industrials, energy, materials, and utilities sectors, product manager for Global and International All-Cap equity portfolios, and a member of the team's Investment Strategy Group. Prior to joining BlackRock in 1998, Mr. Carey was an investment strategist with the PNC Asset Management Group. He began his career as a fixed income analyst with PNC in 1992. Mr. Callan is head of BlackRock's Global Opportunities Team and a member of the Leadership Committee. He is architect of the team's investment process, leads the team's Investment Strategy Group, and provides portfolio and risk management oversight for all of the team's products. Prior to joining BlackRock's Global Opportunities Team in 1996, Mr. Callan was with the PNC Asset Management Group, which he joined in 1992. He started as a health care analyst for PNC's mutual fund group and later served as an international equity analyst. Mr. Callan began his investment career at PNC Bank as a personal trust portfolio manager in 1988. They have held their Fund responsibilities since December 2008.

Fixed Income Fund

Paul Grillo, Thomas H. Chow, Roger A. Early, Wen-Dar Chen, and Kevin Loome are primarily responsible for the day-to-day management of the Manager’s share of the Fund’s assets.

Mr. Grillo is a Senior Vice President and Co-Chief Investment Officer - Total Return Fixed Income Strategy and has been with Delaware Investments since 1993. Mr. Chow is a Senior Vice President and Senior Portfolio Manager and has been with Delaware Investments since 2001. Mr. Early is a Senior Vice President and Co-Chief Investment Officer Officer - Total Return Fixed Income Strategy and re-joined Delaware Investments in March 2007. Mr. Early most recently worked at Chartwell Investment Partners as a Senior Portfolio Manager in fixed income from 2003-2007. From 2002 to 2003, Mr. Early was Chief Investment Officer for Fixed Income at Turner Investments. Dr. Chen is a Vice President and Portfolio

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Manager - International Debt and has been with Delaware Investments since mid-2004. Prior to joining Delaware Investments, Dr. Chen was a quantitative analyst in global asset backed securities, credit strategies, and quantitative strategies at J.P. Morgan Securities. Mr. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. Mr. Grillo has held his Fund responsibilities since the Fund’s inception, and Messrs. Chow, Early, and Chen assumed Fund responsibilities in May 2007. Mr. Loome has held his Fund responsibilities since August 2007.

Pacific Investment Management Company LLC (“PIMCO”), located at 840 Newport Center Drive, Newport Beach, CA 92660, was founded in 1971. PIMCO is a Delaware limited liability company and is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI LP”).  Allianz SE ("Allianz SE") is the indirect, majority owner of AGI LP.  Allianz SE is a European-based, multinational insurance and financial services holding company.  As of December 31, 2009, PIMCO had approximately $1 trillion in assets under management.

Saumil H. Parikh will be primarily responsible for the day-to-day management of PIMCO’s share of the Fund’s assets. Mr. Parikh is a managing director and generalist portfolio manager in the Newport Beach office. He is head of macroeconomic research for North America and also serves as a member of the short-term, mortgage and global specialist portfolio management teams. Prior to joining PIMCO in 2000, Mr. Parikh was a financial economist and market strategist at UBS Warburg. He has 11 years of investment experience and holds undergraduate degrees in economics and biology from Grinnell College.

In addition, PIMCO has an Investment Committee, which oversees the setting of investment policy decisions, including duration positioning, yield curve management, sector rotation, credit quality and overall portfolio composition, for all PIMCO portfolios and strategies, including PIMCO’s share of the Fund’s assets.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

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Who’s who?

The following describes the various organizations involved in managing, administering and servicing the Funds.

Board of trustees.  A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs.  Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund.  Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor.  However, the Funds rely on certain exemptive rules adopted by the U.S. Securities and Exchange Commission (SEC) that require the Board of Trustees to be comprised of a majority of such independent Trustees.  These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager and Sub-advisers.  An investment manager is a company with overall responsibility for the management of a fund’s assets.  A sub-adviser is a company generally responsible for the day-to-day management of the fund’s assets or some portion thereof.  The sub-adviser is selected and supervised by the investment manager.  The investment manager or the sub-adviser, as the case may be, is responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus.  The investment manager or the sub-adviser, as the case may be, places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders.  A written contract between a mutual fund and its investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets.  A written contract between the investment manager and the sub-adviser specifies the services the sub-adviser performs.  The investment manager and the sub-adviser are subject to numerous legal restrictions, especially regarding transactions between themselves and the funds they advise.  Delaware Management Company serves as the Funds’ investment manager.  The Funds’ sub-advisers are identified under the heading “Who manages the Funds?”.

The Manager and the Funds received an exemptive order from the SEC (Multi-Manager Order) that enables the Manager, subject to the approval of the Board, but without shareholder approval, to appoint and replace sub-advisers for new or existing Funds, enter into and terminate sub-advisory agreements with respect to the Funds, or materially amend the terms of sub-advisory agreements. However, the Manager will not be able to enter into a sub-advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) (Affiliated Adviser) unless the sub-advisory agreement with the Affiliated Adviser, including compensation thereunder, is approved by the affected Fund's shareholders, including, in instances in which the sub-advisory agreement pertains to a newly formed fund, the fund's initial shareholder.

The Multi-Manager Order will likely enable the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval for matters relating to sub-advisers or sub-advisory agreements. The Multi-Manager Order does not permit overall investment management fees paid by a Fund to be increased without shareholder approval or change Manager's responsibilities to a Fund. Shareholders will be notified of any changes made to sub-advisers or sub-advisory agreements within 90 days of the change.

Although shareholder approval is not required for the termination of sub-advisory agreements, shareholders of a Fund continue to have the right to terminate such agreements for the Fund at any time by a vote of a majority of outstanding voting securities of the Fund. In employing a manager of managers approach, an investment manager may hire consultants to assist with its duties. The Manager has hired LPL, a registered broker/dealer and investment adviser, as a consultant to assist with this process.

Portfolio managers.  Portfolio managers are employed by the investment manager and/or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.  The Funds’ portfolio managers are identified under the heading “Who manages the Funds?”.

Custodian.  Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.  The Bank of New York Mellon, One Wall Street, New York, NY 10286-0001, serves as the Funds’ custodian.

Distributor.  Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.  Delaware Distributors, L.P. (Distributor) serves as the Funds’ distributor.  Shares of the Funds may be

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purchased only through a securities dealer or other financial intermediary that has entered into an agreement with the Funds’ distributor (a participating securities dealer or other financial intermediary), including LPL.

Service agent.  Mutual fund companies employ service agents (sometimes called “transfer agents”) to provide transfer agency, shareholder, accounting, and administrative services.  Transfer agents maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions.  Many shareholder service agents also provide customer service to shareholders.  Fund accountants price portfolio holdings and calculate fund net asset values (NAVs).  Fund administrators provide various administrative services such as coordinating service provider relationships, contract renewals and Board meetings.  Delaware Service Company, Inc. serves as the Funds’ service agent.  LPL serves as, and other participating securities dealers or other financial intermediaries may also serve as, the Funds’ sub-service agent with respect to Fund shares they have sold.

Securities dealers and other financial intermediaries.  Securities dealers and other financial intermediaries provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments.  Participating securities dealers or other financial intermediaries are compensated for their services, generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund’s assets.

Shareholders.  Like shareholders of other companies, mutual fund shareholders have specific voting rights.  Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

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About your account

Investing in the Funds
Institutional Class shares of the Funds may be purchased only through a participating securities dealer or other financial intermediary.

Institutional Class shares are available for purchase only by the following:

•	retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans;

•	tax-exempt employee benefit plans of the Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor);

•
institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates and clients of Delaware Investment Advisers, an affiliate of the Manager, as well as the clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts;

•	discretionary advisory accounts of a participating securities dealer or other financial intermediary or its affiliates;

•
programs sponsored by and/or controlled by financial intermediaries where: (1) such programs allow or require the purchase of Institutional Class shares; (2) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Fund's transfer agent; and (3) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the Institutional Class shares through a no-commission network or platform; or

•
a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

•
registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to a RIA for investment purposes. Use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

•
certain plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended (Code), for which the Fund's Manager, Distributor, or service agent, or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution, or similar services;

•	private investment vehicles, including, but not limited to, foundations and endowments.

Payments to intermediaries
Delaware Distributors, L.P. (Distributor) and its affiliates may pay additional compensation (at their own expense and not as an expense of the Funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares, including providing the Funds with "shelf space" or a higher profile with the Financial Intermediary's consultants, sales persons and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries. The Distributor and its affiliates may pay additional compensation (at their own expense and not as an expense of the Funds) to certain Financial Intermediaries who provide certain services on their behalf, such as for shareholder services. For example, Financial Intermediaries (including LPL) who have entered into a sub-service agreement with Delaware Service Company, Inc. may receive compensation from Delaware Service Company, Inc. at an annual rate of up to 0.18% of each Fund's average daily net assets, with respect to Fund shares they have sold.

39

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of a Fund's shares.

For more information, please see the Funds’ SAI.

How to buy shares

Through your financial intermediary

Your participating securities dealer or other financial intermediary can handle all the details of purchasing shares, including opening an account.  Your participating securities dealer or other financial intermediary may charge you a separate fee for this service.

By exchange
You may also purchase shares by exchanging shares you own in one Fund for shares of the same class of another Fund.  To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary.  Your participating securities dealer or other financial intermediary may have different account and investment requirements. There are no minimum purchase requirements for Institutional Class, but certain eligibility requirements, as described above, must be satisfied.

Certificates representing shares purchased are not issued.

The price to buy shares is the NAV per share.  The price of your shares is based on the next calculation of NAV after your order is placed.  For your purchase order to be priced at the NAV on the day of your order, you must submit your order to your participating securities dealer or other financial intermediary prior to that day’s close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern time.  Your participating securities dealer or other financial intermediary is responsible for making sure that your order is promptly sent to the Fund.  Any purchase order placed after the close of regular trading on the NYSE will be priced at the NAV at the close of regular trading on the next business day.  We reserve the right to reject any purchase order. We determine each Fund’s NAV at the close of regular trading on the NYSE each business day that the NYSE is open (Business Day).  We calculate this value by adding the market value of all the securities and assets in a Fund’s portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding.  The result is the NAV.

Securities listed on a U.S. securities exchange for which market quotations are available are normally valued at the last quoted sale price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Unlisted domestic equity securities are normally valued at the last sale price as of the close of the NYSE.  Domestic equity securities traded over-the-counter and domestic equity securities that are not traded on the valuation date are valued at the mean of the bid and asked price or at a price determined to represent fair value.

Securities listed on a foreign exchange are generally valued at the last quoted sales price at the close of the exchange on which the security is primarily traded or at the last quoted sales price available at the time when net assets are valued.  For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange, as provided by an independent pricing service.  Foreign securities may trade on weekends or other days when a Fund does not price its shares.  While the value of a Fund’s assets may change on these days, you will not be able to purchase or redeem Fund shares.

U.S. Government securities are normally priced at the mean of the bid and asked price.  Corporate bonds and other fixed income securities are generally valued on the basis of prices provided by a pricing service when such prices are believed

40

to reflect the fair market value of such securities.  Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

For other assets and securities for which quotations are determined to be not readily available (possibly including restricted securities) we use methods approved by the Funds’ Board that are designed to price securities at their fair market value.

Fair valuation
When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, each Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, each Fund the Board has delegated responsibility for valuing a Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery
If you have an account in the same Optimum Fund as another person or entity at your address, we send you one copy of the Funds’ prospectus and annual and semiannual reports to that address unless you opt otherwise.  This will help us reduce the printing and mailing expenses associated with the Funds.  We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials.  If you wish to receive individual materials, please call our Shareholder Service Center at 800 914-0278 or your financial adviser.  We will begin sending you individual copies of these documents 30 days after receiving your request.

How to sell shares

Through your financial intermediary

Your participating securities dealer or other financial intermediary can handle all the details of redeeming your shares.  Your participating securities dealer or other financial intermediary may charge you a separate fee for this service.

By exchange
You may also redeem shares by exchanging shares you own in one Fund for shares of the same class of another Fund.  To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary.

The price to sell shares is the NAV.  The price of your shares is based on the next calculation of NAV after your order is placed.  For your redemption request to be priced at the NAV on the day of your request, you must submit your request to your participating securities dealer or other financial intermediary prior to that day’s close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time.  Your participating securities dealer or other financial intermediary is responsible for making sure that your redemption request is promptly sent to the Fund.  Any redemption request placed after the close of regular trading on the NYSE will be priced at the NAV at the close of regular trading on the next Business Day.  A Fund may reject an order to sell shares under certain circumstances.

How to transfer shares
You may transfer your Fund shares only to another participating securities dealer or other financial intermediary.  All future trading of these assets must be coordinated by the receiving firm.  You may not transfer your Fund shares to a securities dealer or other financial intermediary that has not entered into an agreement with the Distributor.  In this case, you must either transfer your shares to an account with the Funds’ service agent (contact Delaware Service Company, Inc. at 800 914-0278 for information), or sell your shares and pay any applicable deferred sales charge.  Certain

41

shareholder services may not be available for the transferred shares.  If you hold Fund shares directly with the Funds’ service agent, you may purchase, only through dividend reinvestment, additional shares of only those Funds previously owned before the transfer.

Redemptions-in-kind
The Fund has reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.

Account minimums
If you redeem shares and your account balance falls below a Fund’s required account minimum of $1,000, a Fund may redeem the shares in your account after 60 days’ written notice to you.  Under certain circumstances, the account minimums may be waived; please see the SAI.

Exchanges
You may generally exchange all or part of your shares of one Fund for shares of the same class of another Fund.  If you exchange shares to a Fund that has a sales charge, you will pay any applicable sales charges on your new shares.  You do not pay sales charges on shares that you acquired through the reinvestment of dividends.  You may have to pay taxes on your exchange.  You may not exchange your shares for Class B or Class C shares of the Funds.  To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary.

Frequent trading of Fund shares
The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected.  The Funds’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to each Fund and its shareholders, such as market timing.  The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” — that is, purchases into a fund followed quickly by redemptions out of that fund.  A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares.  If you make a second such short-term roundtrip in a fund within 90 rolling calendar days as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use a Fund’s exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order.  Each Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account.  Transactions placed in violation of a Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Funds’ current Prospectus.  A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund’s monitoring procedures and the procedures to close accounts to new purchases.  Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.  While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Funds’ market timing policy does not require a Fund to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Funds’ shares dilute the value of shares held by long-term shareholders.  Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to

42

maintain a higher level of its assets in cash to accommodate significant short-term trading activity.  Excessive purchases and sales or exchanges of a Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund’s performance if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally, 4:00 p.m. Eastern time).  Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures
Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds’ market timing policy or other patterns of short-term or excessive trading.  For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns.  Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds’ monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds’ frequent trading policy with respect to an omnibus account, the Funds or their agents may require the financial intermediary to impose its frequent trading policy, rather than the Funds’ policy, to shareholders investing in the Funds through the financial intermediary. A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Funds. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares, and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations.   In an effort to discourage market timers in such accounts, the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of a Fund and its agents to detect market timing in Fund shares, there is no guarantee that a Fund will be able to identify these shareholders or curtail their trading practices. In particular, a Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

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Dividends and distributions. Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code.  As a regulated investment company, each Fund generally pays no federal income tax on the income and gains it distributes to you.  Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually, and will distribute net realized capital gains, if any, at least annually.  A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.  The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements.  Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year.  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  The Funds may reclassify income after your tax reporting statement is mailed to you.  Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Funds will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “buying a dividend.”  If you are a taxable investor and invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax considerations.  In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.  Because the Fixed Income Fund primarily derives its income from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Fixed Income Fund may be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Optimum Fund is the same as a sale.

By law, if you do not provide the Funds with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  The Funds also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. If the International Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.  Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and, with respect to taxable years of a Fund that begin before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Funds.

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Financial highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [_____________], independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request by calling 800 523-1918.

Optimum Large Cap Growth Fund – Institutional Class	Year ended 3/31
	2010	2009	2008	2007	2006
Net asset value, beginning of period		$11.410	$12.140	$11.650	$10.080

Income (loss) from investment operations:
Net investment income (loss)1		0.032	0.023	(0.006)	(0.019)
Net realized and unrealized gain (loss) on investments and foreign currencies		(4.312)	(0.420)	0.701	1.589
Total from investment operations		(4.280)	(0.397)	0.695	1.570

Less dividends and distributions from:
Net realized gain on investments		---	(0.296)	(0.205)	---
Return of capital		---	(0.037)	---	---
Total dividends and distributions		—	(0.333)	(0.205)	—
Net asset value, end of period		$7.130	$11.410	$12.140	$11.650

Total return2		(37.51%)	(3.56%)	6.13%	15.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$402,574	$723,347	$518,509	$355,961
Ratio of expenses to average net assets		1.26%	1.25%	1.34%	1.34%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.29%	1.25%	1.42%	1.49%
Ratio of net investment income (loss) to average net assets		0.34%	0.18%	(0.06%)	(0.17%)
Ratio of net investment income (loss) to average net assets prior to fees waived and expense paid indirectly		0.31%	0.18%	(0.14%)	(0.32%)
Portfolio turnover		164%	59%	37%	48%

1	The average shares outstanding method has been applied for per share information.

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2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.  Total investment return reflects a waiver by the manager, as applicable.  Performance would have been lower had the waiver not been in effect.

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Optimum Large Cap Value – Institutional Class	2010	2009	2008	2007	Year ended 3/31 2006

Net asset value, beginning of period		$11.190	$12.750	$11.330	$10.860

Income (loss) from investment operations:
Net investment income1		0.197	0.183	0.170	0.131
Net realized and unrealized gain (loss) on investments and foreign currencies		(4.465)	(0.931)	1.623	0.936
Total from investment operations		(4.268)	(0.748)	1.793	1.067

Less dividends and distributions from:
Net investment income		(0.039)	(0.179)	(0.145)	(0.103)
Net realized gain on investments		(0.143)	(0.633)	(0.228)	(0.494)
Total dividends and distributions		(0.182)	(0.812)	(0.373)	(0.597)

Net asset value, end of period		$6.740	$11.190	$12.750	$11.330

Total return2		(38.76%)	(6.46%)	16.12%	10.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$358,559	$607,637	$508,000	$319,857
Ratio of expenses to average net assets		1.19%	1.19%	1.20%	1.20%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.25%	1.21%	1.38%	1.48%
Ratio of net investment income to average net assets		2.17%	1.44%	1.42%	1.18%
Ratio of net investment income (loss) to average net assets prior to fees waived and expense paid indirectly		2.11%	1.42%	1.24%	0.90%
Portfolio turnover		37%	30%	22%	52%

1	The average shares outstanding method has been applied for per share information.
2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.  Total investment return reflects a waiver by the manager.  Performance would have been lower had the waiver not been in effect.

47

Optimum Small-Mid Cap Growth Fund – Institutional Class	Year ended 3/31
	2010	2009	2008	2007	2006

Net asset value, beginning of period		$11.470	$14.250	$14.470	$11.820

Income (loss) from investment operations:
Net investment loss1		(0.059)	(0.128)	(0.108)	(0.131)
Net realized and unrealized gain (loss) on investments		(4.511)	(1.991)	0.191	2.781
Total from investment operations		((4.570)	(2.119)	0.083	2.650

Less dividends and distributions from:
Net realized gain on investments		---	(0.651)	(0.303)	---
Return of Capital		---	(0.010)	---	---
Total dividends and distributions		---	(0.661)	(0.303)	---

Net asset value, end of period		$6.900	$11.470	$14.250	$14.470

Total return2		(39.84%)	(15.68%)	0.72%	22.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$53,244	$90,614	$84,934	$67,466
Ratio of expenses to average net assets		1.55%	1.57%	1.60%	1.60%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.91%	1.76%	1.97%	2.11%
Ratio of net investment loss to average net assets		(0.61%)	(0.92%)	(0.80%)	(1.03%)
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly		(0.97%)	(1.11%)	(1.17%)	(1.54%)
Portfolio turnover		119%	46%	46%	47%

1	The average shares outstanding method has been applied for per share information.
2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.  Total investment return reflects a waiver by the manager.  Performance would have been lower had the waiver not been in effect.

48

Optimum Small-Mid Cap Value Fund – Institutional Class	Year ended 3/31
	2010	2009	2008	2007	2006

Net asset value, beginning of period		$10.580	$13.720	$13.720	$12.470

Income (loss) from investment operations:
Net investment income (loss)1		0.041	0.018	0.025	0.023
Net realized and unrealized gain (loss) on investments		(4.783)	(2.125)	0.764	2.068
Total from investment operations		(4.742)	(2.107)	0.789	2.091

Less dividends and distributions from:
Net realized gain on investments		(0.018)	(1.033)	(0.789)	(0.841)
Total dividends and distributions		(0.018)	(1.033)	(0.789)	(0.841)

Net asset value, end of period		$5.820	$10.580	$13.720	$13.720

Total return2		(44.90%)	(15.97%)	6.24%	17.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$58,173	$66,657	$71,387	$54,803
Ratio of expenses to average net assets		1.40%	1.41%	1.14%	1.41%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.87%	1.74%	1.97%	2.23%
Ratio of net investment income (loss) to average net assets		0.50%	0.15%	0.19%	0.18%
Ratio of net investment income (loss) to average net assets prior to fees waived and expense paid indirectly		0.03%	(0.18%)	(0.37%)	(0.64%)
Portfolio turnover		86%	53%	49%	42%

1	The average shares outstanding method has been applied for per share information.

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2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.  Total investment return reflects a waiver by the manager.  Performance would have been lower had the waiver not been in effect.

50

	Year ended 3/31
Optimum International Fund – Institutional Class	2010	2009	2008	2007	2006

Net asset value, beginning of period		$13.940	$15.590	$13.550	$11.720

Income (loss) from investment operations:
Net investment income1		0.317	0.317	0.162	0.224
Net realized and unrealized gain (loss) on investments and foreign currencies		(6.611)	(0.797)	2.679	2.464
Total from investment operations		(6.294)	(0.480)	2.841	2.688

Less dividends and distributions from:
Net investment income		(0.369)	(0.172)	(0.220)	(0.106)
Net realized gain on investments		(0.227)	(0.998)	(0.581)	(0.752)
Total dividends and distributions		(0.596)	(1.170)	(0.801)	(0.858)

Net asset value, end of period		$7.050	$13.940	$15.590	$13.550

Total return2		(46.49%)	(3.59%)	21.68%	23.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$79,430	$174,954	$154,198	$99,733
Ratio of expenses to average net assets		1.42%	1.40%	1.61%	1.61%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.51%	1.40%	1.61%	1.85%
Ratio of net investment income to average net assets		3.01%	2.04%	1.13%	1.82%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		2.92%	2.04%	1.13%	1.58%
Portfolio turnover		58%	19%	18%	68%

1	The average shares outstanding method has been applied for per share information.
2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.  Total investment return reflects a waiver by the manager, as applicable.  Performance would have been lower had the waiver not been in effect.

51

Optimum Fixed Income Fund – Institutional Class	Year ended 3/31
	2010	2009	2008	2007	2006

Net asset value, beginning of period		$8.920	$9.050	$8.730	$8.890

Income (loss) from investment operations:
Net investment income2		0.479	0.434	0.431	0.348
Net realized and unrealized gain (loss) on investments and foreign currencies		(1.141)	(0.076)	0.265	(0.209)
Total from investment operations		(0.662)	0.358	0.696	0.139

Less dividends and distributions from:
Net investment income		(0.491)	(0.412)	(0.376)	(0.285)
Net realized gain on investments		(0.027)	(0.076)	---	(0.014)
Total dividends and distributions		(0.518)	(0.488)	(0.376)	(0.299)

Net asset value, end of period		$7.740	$8.920	$9.050	$8.730

Total return3		(7.51%)	4.04%	8.09%	1.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$434,285	$597,388	$454,154	$309,363
Ratio of expenses to average net assets		0.89%	0.89%	0.90%	0.90%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.12%	1.08%	1.26%	1.32%
Ratio of net investment income to average net assets		5.73%	4.79%	4.83%	3.90%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		5.50%	4.60%	4.47%	3.48%
Portfolio turnover		158%	256%	238%	298%

1	The average shares outstanding method has been applied for per share information.
2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.  Total investment return reflects a waiver by the manager.  Performance would have been lower had the waiver not been in effect.

52

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from:  Net realized gain on investments.”

Net asset value (“NAV”)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

53

Additional information about each Fund’s investments is available in the Funds’ annual and semiannual reports to shareholders.  In the Funds’ shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the report.  You can find more information about the Funds in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference).  If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in a Fund, please contact your participating securities dealer or other financial intermediary.  If you hold Fund shares directly with the Funds’ service agent, call toll-free 800 914-0278.  The Funds’ SAI and annual and semiannual reports to shareholders are also available free of charge, through the Funds’ Web site (www.optimummutualfunds.com).

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can get copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-1520. Information about the Fund, including its SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

Investment Company Act file number:  811-21335

OM003PP2-0709
PR-904 [--] DG3 7/10                                                                                                                                                      PO xxxxx

54

STATEMENT OF ADDITIONAL INFORMATION
July [  ], 2010

OPTIMUM FUND TRUST
2005 Market Street
Philadelphia, PA  19103-7094

Nasdaq tickers
Optimum Large Cap Growth Fund
Class A	OALGX
Class B	OBLGX
Class C	OCLGX
Institutional Class	OILGX
Optimum Large Cap Value Fund
Class A	OALVX
Class B	OBLVX
Class C	OCLVX
Institutional Class	OILVX
Optimum Small-Mid Cap Growth Fund
Class A	OASGX
Class B	OBSGX
Class C	OCSGX
Institutional Class	OISGX
Optimum Small-Mid Cap Value Fund
Class A	OASVX
Class B	OBSVX
Class C	OCSVX
Institutional Class	OISVX
Optimum International Fund
Class A	OAIEX
Class B	OBIEX
Class C	OCIEX
Institutional Class	OIIEX
Optimum Fixed Income Fund
Class A	OAFIX
Class B	OBFIX
Class C	OCFIX
Institutional Class	OIFIX

This Statement of Additional Information (“Part B”) supplements the information contained in the current prospectuses for the Funds (the “Prospectuses”), dated July [  ], 2010, as they may be amended from time to time.  This Part B should be read in conjunction with the applicable Prospectus.  This Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Prospectus.  A Prospectus may be obtained by writing to or calling your participating securities dealer or other financial intermediary.  If you hold Fund shares directly with the Funds’ Service agent, call toll-free 800 914-0278.  The Funds’ financial statements, the notes relating thereto, the financial highlights and the report of the independent registered public accounting firm are incorporated by reference from the Annual Report into this Part B.  The Annual Report will accompany any request for Part B.  The Annual Report can be obtained, without charge, by calling 800 914-0278.

	Page		Page
Fund History		Investment Plans
Investment Objectives, Restrictions, and Policies		Determining Offering Price and Net Asset Value
Investment Strategies and Risks		Redemption and Exchange
Disclosure of Portfolio Holdings Information		Distributions and Taxes
Management of the Trust		Performance Information
Investment Manager and Other Service Providers		Financial Statements
Portfolio Managers		Principal Holders
Trading Practices and Brokerage		Appendix A – Description of Ratings
Capital Structure		Appendix B – Proxy Voting Policies
Purchasing Shares

This Part B describes shares of Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, Optimum Small-Mid Cap Value Fund, Optimum International Fund and Optimum Fixed Income Fund (each a “Fund” and collectively, the “Funds”), which are series of Optimum Fund Trust (the “Trust”).  Each Fund offers three retail classes:  Class A Shares, Class B Shares, and Class C Shares (referred to collectively as the “Fund Classes”).  Each Fund also offers an Institutional Class.  Each class may be referred to individually as a “Class” and collectively as the “Classes.”  The Funds’ investment manager is Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust.

FUND HISTORY

Organization
The Trust was organized as a Delaware statutory trust on April 21, 2003.

Classification
The Trust is an open-end registered management investment company.  Each Fund operates as a “diversified” fund as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

INVESTMENT OBJECTIVES, RESTRICTIONS, AND POLICIES

The Funds’ investment objectives are described in the Prospectuses.  Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.  However, the Board of Trustees (the “Board”) must approve any changes to nonfundamental investment objectives and a Fund will notify shareholders at least 60 days prior to a material change in the Fund’s objective.

Fundamental Investment Restrictions
The Trust has adopted the following restrictions for each Fund, which cannot be changed without approval by the holders of a “majority” of the respective Fund’s outstanding shares, which is a vote by the holders of the lesser of (a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (b) more than 50% of the outstanding voting securities.  The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Fund purchases securities.

Each Fund may not:

1.           Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities issued by other investment companies) if, as a result, more than 5% of the Fund’s total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund’s total assets may be invested without regard to this limitation.

2.           Make investments that will result in the concentration (as that term may be defined in the 1940 Act), any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

3.           Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

4.           Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

5.           Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

6.           Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

7.           Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

Nonfundamental Investment Restrictions
In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which are considered nonfundamental and may be changed by the Board without shareholder approval.  The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Fund purchases securities.

1.           A Fund may not invest more than 15% of respective net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

2.           A Fund may not purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

3.            A Fund may not sell securities short or maintain a short position, except that the Fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

4.            A Fund may not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

Portfolio Turnover
Portfolio trading will be undertaken principally to accomplish each Fund’s investment objective.  Each Fund is free to dispose of portfolio securities at any time, subject to complying with the Code (the “Code”) and the 1940 Act, when such a move is desirable in light of such Fund’s investment objective.  The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover.  Such turnover always will be incidental to transactions undertaken with a view to achieving the Fund’s investment objective.

The portfolio turnover rate tells you the amount of trading activity in a Fund’s portfolio.  A turnover rate of 100% would occur, for example, if all of such Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded.  The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Fund’s shares.  A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.  In investing to achieve its investment objective, each Fund may hold securities for any period of time.

Each Fund’s portfolio turnover rate for the fiscal years ended March 31, 2010 and March 31, 2009, respectively, are set forth below:

Fund	2010	2009
Optimum Large Cap Growth Fund		164%
Optimum Large Cap Value Fund		37%
Optimum Small-Mid Cap Growth Fund		119%
Optimum Small-Mid Cap Value Fund		86%
Optimum International Fund		58%
Optimum Fixed Income Fund		158%

[*	The Funds’ increase in portfolio turnover from fiscal year 2009 to 2010 was due primarily to changes in sub-advisers and the transition in security holdings.]

INVESTMENT STRATEGIES AND RISKS

The Prospectuses discuss each Fund’s investment objective and the strategies followed to seek to achieve that objective.  The following discussion supplements the description of the Funds’ investment strategies and risks that are included in the Prospectuses. The Funds’ investment strategies are nonfundamental and may be changed without shareholder approval.

Asset-Backed Securities
A Fund may invest in securities which are backed by assets such as mortgages, loans, receivables or other assets.  Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.  Such receivables are securitized in either a pass-through or a pay-through structure.  Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool.  Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued.

To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support.  Such credit support falls into two categories:  (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely.  Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool.  Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees).  The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.  Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets.  Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area.  Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity.  Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities, but the risk of such a prepayment does exist.  Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases ever, established, and other risks which may be peculiar to particular classes of collateral.  For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance.  In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws.  Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

Brady Bonds
A Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”).  Brady Plan debt restructurings have been implemented in a number of countries including Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history.  Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.  Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”).  In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

Combined Transactions
A Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions (“component” transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the investment adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Convertible Debt and Non-Traditional Equity Securities
A Fund may invest in convertible and debt securities of issuers in any industry.  A convertible security is a security that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities rank ahead of common stock in a corporation’s capital structure and therefore entail less risk than the corporation’s common stock.  However, convertible securities typically rank behind non-convertible securities of the same issuer.  Convertible and debt securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security’s underlying common stock.  A convertible security’s price depends on both its “investment value” (its value with the conversion privilege), and its “conversion value” (its market value if it were exchanged for the underlying security according to its conversion privilege).  When a convertible security’s investment value is greater than its conversion value, its price will primarily reflect its investment value.  In this scenario, price will probably be most affected by interest rate changes, increasing when interest rates fall and decreasing when interest rates rise, similar to a fixed-income security.  Additionally, the credit standing of the issuer and other factors also may have an effect on the convertible security’s value.  Conversely, when the conversion value approaches or exceeds the investment value, the price of the convertible security will rise above its investment value.  The higher the convertible security’s price relative to its investment value, the more direct the relationship between the changes in its price and changes in the price of the underlying equity security.

A convertible security’s price will typically provide a premium over the conversion value. This represents the additional price investors are willing to pay for a security that offers income, ranks ahead of common stock in a company’s capital structure and also has the possibility of capital appreciation due to the conversion privilege.  Because a convertible security has fixed interest or dividend payments, when the underlying stock declines, the convertible security’s price is increasingly determined by its yield. For this reason, the convertible security may not decline as much as the underlying common stock.  The extent of the price decline will also depend on the amount of the premium over its conversion value.

Common stock acquired upon conversion of a convertible security will generally be held for so long as the investment manager anticipates such stock will provide the Fund with opportunities that are consistent with the Funds’ investment objectives and policies.

A Fund may invest in convertible debentures without regard to rating categories.  Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investing in investment grade convertible debentures.  Under rating agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

A Fund may have difficulty disposing of such lower rated convertible debentures because the trading market for such securities may be thinner than the market for higher rated convertible debentures.  To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities.  The lack of a liquid secondary market, as well as adverse publicity with respect to these securities, may have an adverse impact on market price and a Fund’s ability to dispose of particular issues in response to a specific economic event such as deterioration in the creditworthiness of the issuer.  The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of pricing the Fund’s portfolio and calculating its net asset value (“NAV”).  The market behavior of convertible securities in lower rating categories is often more volatile than that of higher quality securities.  Lower quality convertible securities are judged by Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Service (“S&P”) to have speculative elements or characteristics; their future cannot be considered as well assured, and their earnings and asset protection may be moderate or poor in comparison to investment grade securities.

In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments.  The market values of securities rated below investment grade tend to be more sensitive to company specific developments and changes in economic conditions than higher rated securities.  Issuers of these securities are often highly leveraged so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  In addition, such issuers may not have more traditional methods of financing available to them, and therefore may be unable to repay debt at maturity by refinancing.

A Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock (“PERCS”), which provide an investor with the opportunity to earn higher dividend income than is available on a company’s common stock.  A PERCS is a preferred stock that generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price.  Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity).  Under a typical arrangement, if after a predetermined number of years the issuer’s common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock.  If, however, the issuer’s common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock.  The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer’s common stock.  PERCS can be called at any time prior to maturity, and hence do not provide call protection.  However, if called early, the issuer may pay a call premium over the market price to the investor.  This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

A Fund also may invest in other enhanced convertible securities.  These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities).  ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three- to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they automatically convert to either cash or a specified number of shares of common stock. An investment in such securities may involve additional risks.  Unlike conventional convertible securities, enhanced convertible securities do not usually have a fixed maturity (par) value.  Rather, such securities generally provide only for a mandatory conversion into cash or common stock.  As a result, a Fund risks loss of principal if the cash received, or the price of the underlying common stock at the time of conversion, is less than the price paid for the enhanced convertible security.  Such securities may be more or less liquid than conventional convertible securities or non-convertible debt securities.

Corporate Reorganizations
A Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the investment adviser, it is consistent with the Fund’s investment objective and policies. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by the Fund.

In general, securities that are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the investment adviser which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offerer as well as the dynamics of the business climate when the offer or proposal is in process.

Credit Default Swaps
Each Fund may enter into credit default swap (“CDS”) contracts to the extent consistent with its investment objectives and strategies.  A CDS contract is a risk-transfer instrument (in the form of a derivative security) through which one party (the “purchaser of protection”) transfers to another party (the “seller of protection”) the financial risk of a Credit Event (as defined below), as it relates to a particular reference security or basket of securities (such as an index).  In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic premium.  In the most general sense, the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of protection of the reference security or securities.  The benefit for the seller of protection is the premium income it receives.  A Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of its holdings (i.e., to reduce risk when the Fund owns or has exposure to such securities).  A Fund also might use CDS contracts to create or vary exposure to securities or markets.

CDS transactions may involve general market, illiquidity, counterparty and credit risks.  CDS prices may also be subject to rapid movements in response to news and events affecting the underlying securities.  As the purchaser or seller of protection, a Fund may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

                Where a Fund is a purchaser of protection, it will designate on its books and records cash or liquid securities sufficient to cover its premium payments under the CDS.  To the extent that the Fund, as a purchaser of protection, may be required in the event of a credit default to deliver to the counterparty (1) the reference security (or basket of securities), (2) a security (or basket of securities) deemed to be the equivalent of the reference security (or basket of securities), or (3) the negotiated monetary value of the obligation, the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the reference security (or basket of securities), the Fund will designate on its books and records cash or liquid securities sufficient to satisfy the potential obligation.  To the extent that the Fund, as a seller of protection, may be required in the event of a credit default to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its books and records cash or liquid securities sufficient to cover the obligation.  Whether a credit default swap requires the Fund to cash settle its obligations or to net its obligations (i.e., to offset its obligations against the obligations of the counterparty), the Fund will designate on its books and records cash or liquid securities sufficient to cover its obligations under the credit default swap. All cash and liquid securities designated by the Fund to cover its obligations under CDSs will be marked to market daily to cover these obligations.

As the seller of protection in a CDS contract, a Fund would be required to pay the par (or other agreed-upon) value of a reference security (or basket of securities) to the counterparty in the event of a default, bankruptcy, failure to pay, obligation acceleration, modified restructuring or agreed upon event (each of these events is a “Credit Event”).  If a Credit Event occurs, the Fund generally would receive the security or securities to which the Credit Event relates in return for the payment to the purchaser of the par value.  Provided that no Credit Event occurs, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract in return for this credit protection.  In addition, if no Credit Event occurs during the term of the CDS contract, the Fund would have no delivery requirement or payment obligation to the purchaser of protection.  As the seller of protection, a Fund would have credit exposure to the reference security (or basket of securities).  A Fund will not sell protection in a CDS contract if it cannot otherwise hold the security (or basket of securities).

As the purchaser of protection in a CDS contract, a Fund would pay a premium to the seller of protection.  In return, the Fund would be protected by the seller of protection from a Credit Event on the reference security (or basket of securities).  A risk in this type of transaction is that the seller of protection may fail to satisfy its payment obligations to the Fund if a Credit Event should occur.  This risk is known as counterparty risk and is described in further detail below.

If the purchaser of protection does not own the reference security (or basket of securities), the purchaser of protection may be required to purchase the reference security (or basket of securities) in the case of a Credit Event on the reference security (or basket of securities).  If the purchaser of protection cannot obtain the security (or basket of securities), it may be obligated to deliver a security (or basket of securities) that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

Each CDS contract is individually negotiated.  The term of a CDS contract, assuming no Credit Event occurs, is typically between two and five years.  CDS contracts may be unwound through negotiation with the counterparty.  Additionally, a CDS contract may be assigned to a third party.  In either case, the unwinding or assignment involves the payment or receipt of a separate payment by a Fund to terminate the CDS contract.

A significant risk in CDS transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations.  If there is a default by a counterparty who is a purchaser of protection, a Fund’s potential loss is the agreed upon periodic stream of payments from the purchaser of protection.  If there is a default by a counterparty that is a seller of protection, a Fund’s potential loss is the failure to receive the par value or other agreed upon value from the seller of protection if a Credit Event should occur.  CDS contracts do not involve the delivery of collateral to support each party’s obligations; therefore, a Fund will only have contractual remedies against the counterparty pursuant to the CDS agreement.  As with any contractual remedy, there is no guarantee that a Fund would be successful in pursuing such remedies.  For example, the counterparty may be judgment proof due to insolvency.  A Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

Custodial Receipts
A Fund may acquire U.S. Government securities and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury.  The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.  The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Purchasers of the stripped securities generally are treated as the beneficial holders of the underlying U.S. Government securities for federal tax and securities purposes.

Depositary Receipts
A Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts (“Depositary Receipts”).  Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  “Sponsored” Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” Depositary Receipts are issued without participation of the issuer of the deposited security.  Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.  Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.

ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market.  EDRs and GDRs traded in the over-the-counter market that do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Fund’s limitation with respect to such securities.  ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency.  Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Equity Securities
Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, rights, warrants to acquire common stock and securities convertible into common stock.  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time.  The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate.

Eurodollar Instruments
A Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon that are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.  A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Exchange Traded Funds ("ETFs")

These are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index.  A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Foreign Securities
Investing in securities of foreign issuers involves certain considerations, including those described in the Prospectuses, which are not typically associated with investing in securities of U.S. issuers.  In determining whether companies or securities are U.S. or foreign, among other factors, we will examine: the sources of a company’s income, the company’s principal office and branch locations; the company’s domicile; the location of the company’s assets; the currency denomination of the security; and the registration of the company or security.  For example, Yankee Bonds are fixed income securities that trade in the U.S., are dollar-denominated and may be registered in the U.S.  However, such securities are issued by foreign issuers and are therefore usually considered foreign securities for purposes of determining compliance with investor limitations and will subject the portfolio generally to the risks associated with foreign securities.

Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations.  There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the U.S. and this information tends to be of a lesser quality.  Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies.  In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles.  Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency or constant purchasing power.  Inflation accounting may indirectly generate losses or profits.  Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

Further, a Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts.  Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the U.S., are likely to be higher.  Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties.  In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S., and capital requirements for brokerage firms are generally lower.  The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the U.S.

Compared to the U.S. and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading.  Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries.  Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries.  These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests.  Additional restrictions may be imposed at any time by these or other countries in which a Fund invests.  Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents.  Although these restrictions may in the future make it undesirable to invest in emerging countries, the investment advisors for the Funds do not believe that any current repatriation restrictions would affect their decision to invest in such countries.  Countries such as those in which a Fund may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.  Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government’s policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

Because the securities of foreign issuers are frequently denominated in foreign currencies, and because a Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, a Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.  The investment policies of certain of the Funds permit them to enter into forward foreign currency exchange contracts and various related currency transactions in order to hedge the Funds’ holdings and commitments against changes in the level of future currency rates.  Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

Foreign Currency Transactions
A Fund may purchase or sell currencies and/or engage in forward foreign currency transactions (i.e., contracts to exchange one currency for another on some future date at a specified exchange rate) in order to expedite settlement of portfolio transactions in connection with its investment in foreign securities and to minimize currency value fluctuations.  Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  A Fund will account for forward contracts by marking to market each day at daily exchange rates.

When a Fund enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of that Fund’s assets denominated in such foreign currency, the Fund will cover such contract by maintaining liquid portfolio securities in an amount not less than the value of that Fund’s total assets committed to the consummation of such contract.  To the extent a Fund is not able to cover its forward positions with underlying portfolio securities, the Fund’s custodian bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Fund in an amount not less than the value of such Fund’s total assets committed to the consummation of such forward contracts.  If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contracts.

Futures, swaps, and options on forward contracts may be used to “hedge” a Fund’s exposure to potentially unfavorable currency changes.  In certain circumstances, a “proxy currency” may be substituted for the currency in which the investment is denominated, a strategy known as “proxy hedging.”  If a Fund were to engage in any of these foreign currency transactions, they would be primarily to protect the Fund’s foreign securities from adverse currency movements relative to the dollar.  Such transactions involve the risk that anticipated currency movements will not occur, which could reduce a Fund’s total return.  There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Forward Contracts
A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. A Fund may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

A Fund will cover outstanding forward contracts by maintaining liquid portfolio securities in an amount not less that the value of that Fund’s total assets committed to the consummation of such contracts. To the extent that a Fund is not able to cover its forward positions with underlying portfolio securities, the Funds’ custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Fund’s commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund’s commitments with respect to such contracts.

Futures Contracts and Options
Futures Contracts.  A Fund may enter into futures contracts relating to securities, securities indices, interest rates and currencies.  (Unless otherwise specified, interest rate futures contracts, securities and securities index futures contracts and foreign currency futures contracts are collectively referred to as “futures contracts.”)  Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price.  Futures contracts may be bought or sold for any number of reasons, including: to manage a Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting a Fund’s overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool.  Futures contracts may not always be successful hedges; their prices can be highly volatile; using them could lower a Fund’s total return; and the potential loss from the use of futures can exceed a Fund’s initial investment in such contracts.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodities Futures Trading Commission (“CFTC”), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.  (In general, a call option on a futures contract is “in-the-money” if the value of the underlying futures contract exceeds the exercise (“strike”) price of the call; a put option on a futures contract is “in-the-money” if the value of the underlying futures contract is exceeded by the strike price of the put.)  This policy does not limit to 5% the percentage of the Fund’s assets that are at risk in futures contracts, options on futures contracts and currency options.

Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Fund’s current or intended investments from broad fluctuations in stock or bond prices.  For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund’s securities portfolio that might otherwise result.  If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position.  When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase.  As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Fund’s current or intended investments in fixed-income securities.  For example, if a Fund owned long-term bonds and interest rates were expected to increase, that Fund might sell interest rate futures contracts.  Such a sale would have much the same effect as selling some of the long-term bonds in that Fund’s portfolio.  However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Fund to hedge its interest rate risk without having to sell its portfolio securities.  If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Fund’s interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the NAV of that Fund from declining as much as it otherwise would have.  On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices.  Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, a Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized.  At that time, the interest rate futures contracts could be liquidated and that Fund’s cash reserve could then be used to buy long-term bonds on the cash market.

A Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect current or intended investments from fluctuations in currency exchange rates.  Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant.  A Fund may sell futures contracts on a foreign currency, for example, when that Fund holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar.  In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts.  However, if the value of the foreign currency increases relative to the dollar, the Fund’s loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies.  When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

A Fund also may engage in currency “cross hedging” when, in the opinion of the investment adviser, the historical relationship among foreign currencies suggests that the Fund may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated.  Such “cross hedging” is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the dollar.

Lastly, it should be noted that the Trust (on behalf of each Fund) has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each Fund’s operation.  Accordingly, the Funds are not subject to registration or regulation as a CPOs.

Options on Futures Contracts:  A Fund may purchase and write options on the types of futures contracts in which each Fund may invest.  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in a Fund’s portfolio.  If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund’s portfolio holdings.  The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract.  If the futures price at expiration of the put option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase.  If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives.  Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, a Fund’s losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

A Fund may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts.  For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected marketwide decline or changes in interest or exchange rates, a Fund could, in lieu of selling futures contracts, purchase put options thereon.  In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option.  If the market decline does not occur, the Fund will suffer a loss equal to the price of the put.  Where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.  If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call.  However, if the market declines, the Fund will suffer a loss equal to the price of the call, but the securities that the Fund intends to purchase may be less expensive.

Options on Foreign Currencies:  A Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized.  For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant.  In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency.  If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon.  The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates.  As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.  In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options, which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

A Fund may write options on foreign currencies for the same types of hedging purposes.  For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, they could, instead of purchasing a put option, write a call option on the relevant currency.  If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against the anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency that, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased costs up to the value of the premium.  As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.  If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss, which may not be offset by the amount of the premium.  Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefit that might otherwise have been obtained from favorable movements in exchange rates.

A Fund also may write covered call options on foreign currencies.  A call option written on a foreign currency by a Fund is “covered” if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund’s custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.  A call option is also covered if the Fund has a call on the same foreign currency and in the same principle amount as the call written where the exercise price of the call held is (a) equal to less than the exercise price of the call written, or (b) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government securities or other high-grade liquid debt securities in a segregated account with its custodian bank.

With respect to writing put options, at the time the put is written, a Fund will establish a segregated account with its custodian bank consisting of cash, U.S. Government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Fund will be required to pay upon exercise of the put.  The account will be maintained until the put is exercised, has expired, or the Fund has purchased a closing put of the same series as the one previously written.

Options:  Options, a type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor “writes” or sells the option), to buy or sell an asset at a predetermined price in the future.  Options contracts may be bought or sold for any number of reasons, including: to manage a Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting a Fund’s overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool.  Call or put options may be purchased or sold on securities, financial indices, and foreign currencies. Options may not always be successful hedges; their prices can be highly volatile; and using them could lower a Fund’s total return.

To the extent authorized to engage in option transactions, a Fund may invest in options that are exchange listed or traded over-the-counter.  Certain over-the-counter options may be illiquid. A Fund will enter into an option position only if there appears to be a liquid market for such options.  However, there can be no assurance that a liquid secondary market will be maintained.  Thus, it may not be possible to close option positions, which may have an adverse impact on a Fund’s ability to effectively hedge its securities.  A Fund will enter into such options only to the extent consistent with its limitations on investments in illiquid securities.

            Covered Call Writing – A Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the investment adviser determines is appropriate in seeking to obtain the Fund’s investment objective.  A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period.  The advantage to a Fund of writing covered calls is that the Fund receives a premium, which is additional income.  However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction.  A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

With respect to such options, a Fund may enter into closing purchase transactions.  A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.  A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction.  Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security.  Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.  Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid.  Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period.  If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

The market value of a call option generally reflects the market price of an underlying security.  Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

A Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period.  Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security that it might otherwise wish to sell or deliver a security it would want to hold.  Options written by the Fund will normally have expiration dates between one and nine months from the date written.  The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Purchasing Put Options – A Fund may purchase put options.  A Fund will, at all times during which it holds a put option, own the security covered by such option.  A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date.  A Fund may purchase put options in order to protect against a decline in market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”).  The ability to purchase put options allows a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security.  If the security does not drop in value, the Fund will lose the value of the premium paid.  A Fund may sell a put option that it has previously purchased prior to the sale of the securities underlying such option.  Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold.

A Fund may sell a put option purchased on individual portfolio securities.  Additionally, a Fund may enter into closing sale transactions.  A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Purchasing Call Options — A Fund may purchase call options.  When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option.  The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price.  The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction.  This is accomplished by selling an option of the same series as the option previously purchased.  A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist.  In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund.

Options on Stock Indices:  A Fund may write call options and purchase put options on certain stock indices and enter into closing transactions in connection therewith.  A Fund also may sell a put option purchased on stock indices.  A Fund also may purchase call options on stock indices and enter into closing transactions in connection therewith.

Options on stock indices are similar to options on stocks but have different delivery requirements.  Stock options provide the right to take or make delivery of the underlying stock at a specified price.  A stock index option gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”  Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.  The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple.  The writer of the option is obligated, in return for the premium received, to make delivery of this amount.  Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

As with stock options, a Fund may offset positions in stock index options prior to expiration by entering into a closing transaction on an exchange or may let the option expire unexercised.

A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.  Some stock index options are based on a broad market index such as the Standard & Poor’s 500 Index or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor’s 100 Index.  Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.  Options on stock indices are currently traded on the following exchanges among others:  Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

A Fund’s ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund’s portfolio securities.  Because a Fund’s portfolio will not duplicate the components of an index, the correlation will not be exact.  Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument.  It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities, which would result in a loss on both such securities and the hedging instrument.

Positions in stock index options may be closed out only on an exchange that provides a secondary market.  There can be no assurance that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be possible to close such an option.  The inability to close options positions could have an adverse impact on a Fund’s ability to effectively hedge its securities.  A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

Writing Covered Puts — A Fund may purchase or sell (write) put options on securities as a means of achieving additional return or of hedging the value of the Fund’s portfolio.  A put option is a contract that gives the holder of the option the right to sell to the writer (seller), in return for a premium, the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise price during the option period.  A Fund will write only “covered” options.  In the case of a put option written (sold) by the Fund, the Fund will maintain in a segregated account cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period.

Closing Transactions: If a Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction.  This is accomplished by purchasing an option of the same series as the option previously written.  There can be no assurance that either a closing purchase or sale transaction can be effected when a Fund so desires.  An option position may be closed out only on an exchange that provides a secondary market for an option of the same series.  Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option.  Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.  If a Fund purchases a put option, the loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold.

Hybrid Instruments
Hybrid instruments (a type of potentially high-risk derivative) that the Funds may invest in have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter “hybrid instruments”).  Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively “underlying assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “benchmarks”).  Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.  For example, a Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.  One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries.  The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level.  Furthermore, a Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.  The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs.  Of course, there is no guarantee that the strategy will be successful, and a Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies.  Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark.  The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked.  Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements.  In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future.  Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments.  Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument.  Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates.  Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain).  The latter scenario may result if “leverage” is used to structure the hybrid instrument.  Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.  In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a Fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the Fund would have to consider and monitor.  Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the NAV of a Fund.

Illiquid Securities
A Fund may invest up to 15% of its net assets in illiquid assets.  A Fund may invest in (i) securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, and (ii) securities that are sold in transactions between qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. Such securities are subject to contractual or legal restrictions on subsequent transfer. As a result of the absence of a public trading market, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by a Fund or less than their fair value and in some instances, it may be difficult to locate any purchaser. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed or Rule 144A securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration.

While maintaining oversight, the Board has delegated to each Fund’s investment adviser the day-to-day functions of determining whether or not individual securities are liquid for purposes of the limitations on investments in illiquid assets.  Rule 144A securities will be considered illiquid and therefore subject to a Fund’s limit on the purchase of illiquid securities unless the Board or the Fund’s investment adviser determines that the Rule 144A securities are liquid.  In determining the liquidity of a security, an investment adviser considers the following factors:  (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, the mechanics of transfer and whether a security is listed on an electronic network for trading the security). In the case of commercial paper, the investment adviser will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization (“NRSRO”). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

If the respective investment adviser determines that a security that was previously determined to be liquid is no longer liquid and, as a result, the applicable Fund’s holdings of illiquid securities exceed the Fund’s limit on investment in such securities, the respective investment adviser will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Inverse Floaters

Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security.  The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities.

Investment Company Securities
Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, none of the Funds may operate as a “fund of funds” which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if the shares of such Fund are invested in by a fund that operates as a “fund of funds.”Any investments that a Fund makes in other investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.  Under the 1940 Act’s current limitations, a Fund may not (1) own more than 3% of the voting stock of another investment company; and (2) invest more than 5% of the Fund’s total assets in the shares of any one investment company; nor, (3) invest more than 10% of the Fund’s total assets in shares of other investment companies.  These percentage limitations also apply to the Fund’s investments in unregistered investment companies.

Lending of Portfolio Securities
A Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions. It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met.  These conditions are as follows:  (i) each transaction must have 100% collateral in the form of cash, short-term U.S. Government securities, or irrevocable letters of credit payable by banks acceptable to a Fund from the borrower; (ii) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; (iii) the Fund must be able to terminate the loan after notice, at any time; (iv) the Fund must receive reasonable interest on any loan, and any dividends, interest, or other distributions on the lent securities, and any increase in the market value of such securities; (v) the Fund may pay reasonable custodian fees in connection with the loan; and (vi) the voting rights on the lent securities may pass to the borrower; however, under certain circumstances the Fund must attempt to enter into an arrangement to exercise voting rights on the loaned securities.  The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up.  Therefore, a Fund will only enter into loan arrangements after a review of all pertinent facts by the investment adviser, under the supervision of the Board as applicable, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk.  Creditworthiness will be monitored on an ongoing basis by the investment adviser.

Loans and Other Direct Indebtedness
A Fund may purchase loans and other direct indebtedness.  In purchasing a loan, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental or other borrower.  Many such loans are secured, although some may be unsecured.  Such loans may be in default at the time of purchase.  Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal.  However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.  These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities.  Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution that has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower.  Alternatively, such loans may be structured as a novation, pursuant to which a Fund would assume all of the rights of the lending institution in a loan or as an assignment, pursuant to which a Fund would purchase an assignment of a portion of a lender’s interest in a loan either directly from the lender or through an intermediary.

                A Fund may also purchase trade or other claims against companies, which generally represent money owned by the company to a supplier of goods or services.  These claims may also be purchased at a time when the company is in default.

Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand.  These commitments may require a Fund to increase its investment in a company at a time when that Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).  To the extent that a Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high grade debt obligations in an amount sufficient to meet such commitments.  A Fund’s ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower.  In selecting the loans and other direct indebtedness that a Fund will purchase, the investment adviser will rely upon its own (and not the original lending institution’s) credit analysis of the borrower.  As a Fund may be required to rely upon another lending institution to collect and pass onto the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts.  In such cases, a Fund will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an “issuer” of the loan for purposes of compliance with applicable law pertaining to the diversification of the Fund’s portfolio investments.  The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions.  Investments in such loans and other direct indebtedness may involve additional risk to the Funds.

Lower-Rated Debt Securities
High yield, high risk securities are commonly known as “junk bonds.”  These securities are rated lower than BBB by S&P or Baa by Moody’s and are often considered to be speculative and involve significantly higher risk of default on the payment of principal and interest or are more likely to experience significant price fluctuation due to changes in the issuer’s creditworthiness.  Market prices of these securities may fluctuate more than higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.  Although the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings.  Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession.  See Appendix A - Description of Ratings.

The market for lower-rated securities may be less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold.  If market quotations are not available, these securities will be valued in accordance with procedures established by the Board, including the use of outside pricing services.  Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which numerous external sources for quotations and last-sale information are available.  Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value its portfolio securities and the Fund’s ability to dispose of these lower-rated debt securities.

Since the risk of default is higher for lower-quality securities, the investment adviser’s research and credit analysis is an integral part of managing any securities of this type held by a Fund.  In considering investments for a Fund, the investment adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.  The investment adviser’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.  There can be no assurance that such analysis will prove accurate.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of shareholders.

Master Limited Partnerships

The Funds may invest in master limited partnerships (“MLP”).  A MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes.

MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. When investing in an MLP, the Fund intends to purchase publicly traded common units issued to limited partners of the MLP. The general partner of an MLP is typically owned by one or more of the following: a major energy company, an investment fund, or the direct management of the MLP. The general partner may be structured as a private or publicly traded corporation or other entity.  The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded stock.  MLP income is generally not subject to entity-level tax. Instead, an MLP’s income, gain, loss, deductions and other tax items pass through to common unitholders.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages.  Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis.  The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels.  As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.  A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders.  These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

MLP common units represent limited partnership interests in the MLP.  Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP.  To the extent that a Fund invests in MLPs, it intends to purchase common units in market transactions.  Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors.  In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.  A Fund intends to invest in MLPs only to an extent and in a manner consistent with the Fund’s qualification as a regulated investment company.

An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Although common unitholders are generally limited in their liability, similar to a corporation’s shareholders, creditors typically have the right to seek the return of distributions made to such unitholders if the liability in question arose before the distribution was paid. This liability may stay attached to the common unitholder even after the units are sold. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Certain diversification and income requirements imposed by the Code will limit the Funds’ ability to invest in MLP securities. In addition, a Fund’s ability to meet its investment objective may depend in part on the level of taxable income and distributions and dividends received from the MLP securities in which the Fund invests, a factor over which the Fund has no control. The benefit derived from our investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and distributions received by us would be taxed entirely as dividend income.

As a limited partner in the MLPs in which a Fund invests, the Fund will receive a pro rata share of income, gains, losses and deductions from those MLPs. Historically, a significant portion of income from such MLPs has been offset by tax deductions. A Fund’s shareholders will incur a current tax liability on that portion of an MLP’s income and gains that is not offset by tax deductions and losses. The percentage of an MLP’s income and gains that is offset by tax deductions and losses will fluctuate over time for various reasons.

Money Market Instruments
A Fund may, from time to time, invest all or part of its available assets in money market instruments maturing in one year or less.  The types of instruments that a Fund may purchase are described below:

1.           U.S. Government Securities – Securities issued or guaranteed by the U.S. Government, including Treasury Bills, Notes and bonds.

2.           U.S. Government Agency Securities – Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.

3.           Bank Obligations – Certificates of deposit, bankers’ acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars, and certificates and issues of domestic savings and loan associations of one billion dollars in assets whose deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”).  Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks.  In particular, a foreign country could impose exchange controls that might delay the release of proceeds from that country.  Such deposits are not covered by the FDIC.  Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch that could expose a Fund to a greater risk of loss.  A Fund will only buy short-term instruments in nations where these risks are minimal.  A Fund will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those that, in the opinion of the investment adviser, are of an investment quality comparable to other debt securities bought by the Fund.

4.           Commercial Paper – A Fund may invest in short-term promissory notes issued by corporations which at the time of purchase are rated A-2 or better by S&P or P-2 or better by Moody’s or which have received comparable ratings from a nationally-recognized statistical rating organization approved by the Board or, if not rated, issued or guaranteed by a corporation with outstanding debt rated AA or better by S&P or Aa or better by Moody’s.

5.           Short-term Corporate Debt – A Fund may invest in corporate notes, bonds and debentures, which at the time of purchase are rated AA or better by S&P or Aa or better by Moody’s or which have received comparable ratings from a nationally-recognized statistical rating organization approved by the Board, provided such securities have one year or less remaining to maturity.  Such securities generally have greater liquidity and are subject to considerably less market fluctuation than longer issues.

The ratings of S&P, Moody’s and other rating services represent their opinions as to the quality of the money market instruments that they rate.  It should be emphasized, however, that ratings are general and are not absolute standards of quality.  These ratings are the initial criteria for selection of portfolio investments, but a Fund will further evaluate these securities.  See Appendix A--Description of Ratings.

Mortgage-Backed Securities

A Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or government sponsored corporations or those issued by certain private, non-government corporations, such as financial institutions.  Those securities include, but are not limited to, certificates issued by the Government National Mortgage Association (“GNMA”).  Such securities differ from other fixed-income securities in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.  When prevailing interest rates rise, the value of a GNMA security may decrease as do other debt securities.  When prevailing interest rates decline, however, the value of GNMA securities may not rise on a comparable basis with other debt securities because of the prepayment feature of GNMA securities.  Additionally, if a GNMA certificate is purchased at a premium above its principal value because its fixed rate of interest exceeds the prevailing level of yields, the decline in price to par may result in a loss of the premium in the event of prepayment.  Funds received from prepayments may be reinvested at the prevailing interest rates, which may be lower than the rate of interest that had previously been earned.

The Federal National Mortgage Association (“FNMA”), a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. Government. The Federal Home Loan Mortgage Corporation  (“FHLMC”), a corporate instrumentality of the U.S. Government, issues participation certificates that represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. Government.

As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayments of the underlying pool of mortgages and cannot be predicted.

In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that FNMA and FHLMC would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on these companies’ debt and equity securities is unclear.

A Fund also may invest in collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).  CMOs are debt securities issued by U.S. Government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture.  CMOs are issued in a number of classes or series with different maturities.  The classes or series are retired in sequence as the underlying mortgages are repaid.  Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid.  Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).  REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property.  REMICs are similar to CMOs in that they issue multiple classes of securities.

CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency.  They are secured by the underlying collateral of the private issuer.  A Fund may invest in CMOs and REMICs issued by private entities, which are not collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, so-called non-agency mortgage-backed securities.  Investments in these securities generally may be made only if the securities (i) are rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization (e.g., BBB or better by S&P or Baa or better by Moody’s) and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate.  Non-agency mortgage-backed securities are subject to the interest rate and prepayment risks, described above, to which other CMOs and REMICs issued by private issuers are subject.  Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. Government.  In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than other CMOs and REMICs.

A Fund also may invest in CMO residuals, which are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer.  The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments.  Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital.  The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets.  In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only class of stripped mortgage-backed securities, as described below.  In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based.  In certain circumstances, a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers.  The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets.  Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question.  In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act.  CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

A Fund also may invest in stripped mortgage-backed securities (“SMBS”), which are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were developed fairly recently.  As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Although the market for the foregoing securities has become increasingly liquid over the past few years, currently, the market for such securities is experiencing a period of extreme volatility, which has negatively impacted market liquidity positions. Initially, the market participants’ concerns were focused on the subprime segment of the mortgage-backed securities market. However, these concerns have since expanded to include a broad range of mortgaged-backed and asset-backed securities, as well as other fixed income securities.  These securities are more difficult to value and may be hard to sell. In addition, in general, securities issued by certain private organizations may not be readily marketable.

Municipal Securities

Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as “private activity bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, governmentally-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation. Certain debt obligations known as “industrial development bonds” under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately-operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to finance the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be municipal securities, but the size of such issues is limited under current and prior federal tax law.

Information about the financial condition of issuers of municipal securities may be less available than about corporations with a class of securities registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

Private Placements
Private placement securities are securities which have not been registered with the SEC and which are usually only sold to large, institutional investors.  For various reasons, an issuer may prefer or be required as a practical matter to obtain private financing.  Adverse conditions in the public securities markets may preclude a public offering of an issuer’s securities.  An issuer often is willing to provide more attractive features in securities issued privately because it has avoided the expense and delay involved in a public offering.  Private placements of debt securities have frequently resulted in higher yields and restrictive covenants that provide greater protection for the purchaser, such as longer call or refunding protection than would typically be available with publicly offered securities of the same type.  Securities acquired through private placements may also have special features not usually characteristic of similar securities offered to the public, such as contingent interest or warrants for the purchase of the issuer’s stock.  See “Illiquid Securities.”

Real Estate Investment Trusts (“REITs”)
Investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects.  REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are also subject to interest rate risks - when interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise.  Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline.  In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

Repurchase Agreements
A Fund may, from time to time, enter into repurchase agreement transactions.  Under a repurchase agreement, the purchaser generally acquires ownership of the security but the seller (usually a bank or a securities dealer) agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price.  A Fund will limit its investment in repurchase agreements to those that its investment adviser, under guidelines established by the Board, as applicable, determines to present minimal credit risks and which are of high quality.  In addition, a Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund’s yield under such agreements, which is monitored on a daily basis.  Such collateral is held by a custodian in book entry form.  Such agreements may be considered loans under the 1940 Act, but a Fund considers repurchase agreements contracts for the purchase and sale of securities, and it seeks to perfect a security interest in the collateral securities so that it has the right to keep and dispose of the underlying collateral in the event of a default.  The term of these agreements is usually from overnight to one week and never exceeds one year.   A Fund will take custody of the collateral under repurchase agreements.

Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred.  The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchase security.  Such transactions afford an opportunity for a Fund to invest temporarily available cash.  A Fund’s risk is limited to the seller’s ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation.  Should such an issuer default, a Fund, barring extraordinary circumstances, will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery.  A Fund considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements.  A Fund will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price.  The underlying securities will be limited to those described above.

The funds for which the Manager or subsidiaries or affiliates thereof serve as investment adviser have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act (“Order”) to allow such funds to jointly invest cash balances.  A Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements
A reverse repurchase agreement is the sale of a security by a Fund and its agreement to repurchase the security at a specified time and price.  A Fund will maintain in a segregated account cash, cash equivalents or U.S. Government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks).  Under the 1940 Act, reverse repurchase agreements may be considered borrowings by a Fund; accordingly, a Fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets.  The use of reverse repurchase agreements by a Fund creates leverage, which increases the Fund’s investment risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

“Roll” Transactions
A Fund may engage in “roll” transactions. A “roll” transaction is the sale of securities together with a commitment (for which a Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Under the 1940 Act, these transactions may be considered borrowings by a Fund; accordingly, a Fund will limit its use of these transactions, together with any other borrowings, to no more than one-third of its total assets. A Fund will segregate liquid assets such as cash, U.S. Government securities or other high-grade debt obligations in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a Fund’s aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of a Fund’s portfolio securities decline while the Fund is in a leveraged position, greater depreciation of their net assets would likely occur than were they not in such a position. As a Fund’s aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

Short Sales “Against the Box”

A Fund may engage in short sales “against the box.” This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short that a Fund has the right to obtain, for delivery at a specified date in the future, without the payment of additional cost. In a short sale against the box, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, a Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, generally the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. Because a Fund ordinarily will want to continue to hold securities in its portfolio that are sold short, a Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities or for certain other limited purposes. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Special Situations
A Fund may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer.  There is a risk that the “special situation” might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce the expected gains or produce a loss for the Fund.

Standby Commitments
These instruments, which are similar to a put, give a Fund the option to obligate a broker, dealer or bank to repurchase a security held by that Fund at a specified price.

Swaps, Caps, Floors, and Collars
A Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars.  It is expected that a Fund will enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.  It also is expected that a Fund will use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay.  Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a nominal amount of principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices.  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.  Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the investment adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to their borrowing restrictions.  A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or is determined to be of equivalent credit quality by the investment adviser.  If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid.  Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Temporary Defensive Policies
Each of the Large Cap Growth Fund, the Large Cap Value Fund, the Small-Mid Cap Growth Fund, the Small-Mid Cap Value Fund and the Fixed Income Fund reserves the right to invest without limitation in cash, money market instruments or high quality short-term debt securities, including repurchase agreements, for temporary defensive purposes.  The International Fund reserves the right to invest without limitation in U.S. securities, cash, money market instruments or high quality short-term debt securities, including repurchase agreements, for temporary defensive purposes.

Tender Option Bonds
A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. A Fund’s investment adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

Unseasoned Companies
A Fund may invest in relatively new or unseasoned companies that are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average.  Securities of unseasoned companies present greater risks than securities of larger, more established companies.  The companies in which a Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services.  Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.  Due these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

U.S. Government Securities
The U.S. Government securities in which a Fund may invest for temporary purposes and otherwise include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. Government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. Government.

U.S. Treasury securities are backed by the “full faith and credit” of the U.S. Government.  Securities issued or guaranteed by federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government.  In the case of securities not backed by the full faith and credit of the U.S. Government,  investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitment.  Agencies that are backed by the full faith and credit of the U.S. Government include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others.  Certain agencies and instrumentalities, such as GNMA, are, in effect, backed by the full faith and credit of the U.S. Government through provisions in their charters that they may make “indefinite and unlimited” drawings on the Treasury, if needed to service its debt.  Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and FNMA, are not guaranteed by the U.S., but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations.  Finally, other agencies and instrumentalities, such as the Farm Credit System and the FHLMC, are federally chartered institutions under U.S. Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the U.S., Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

An instrumentality of a U.S. Government agency is a government agency organized under federal charter with government supervision.  Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks and the FNMA.

Variable and Floating Rate Notes
Variable rate master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument.  Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded.  Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time.  While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper.  In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value.  A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value.  Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Fund’s investment adviser under guidelines established by the Board to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies.  In making such determinations, the investment adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition.  Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party.  The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and a Fund could, for this or other reasons, suffer a loss to the extent of the default.  Variable or floating rate notes may be secured by bank letters of credit.

Warrants
Warrants are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

When-Issued and Delayed Delivery Securities
A Fund may purchase securities on a when-issued or delayed delivery basis.  In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction.  Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment.  A Fund will maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments.  The payment obligation and the interest rates that will be received are each fixed at the time a Fund enters into the commitment and no interest accrues to the Fund until settlement.  Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Zero Coupon and Pay-In-Kind (“PIK”) Bonds
Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or pay value.  PIK bonds pay interest through the issuance to holders of additional securities.  Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to a Fund authorized to invest in them.  Investments in zero coupon or PIK bonds would require a Fund to accrue and distribute income not yet received.  In order to generate sufficient cash to make these distributions, a Fund may be required to sell securities in its portfolio that it otherwise might have continued to hold or to borrow.  These rules could affect the amount, timing and tax character of income distributed to you by a Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Each Fund has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed.  The Trust posts a list of the Funds’ portfolio holdings monthly, with a 30-day lag, on the Funds’ Web site, www.optimummutualfunds.com.  In addition, on a 10-day lag, we also make available on the Web site a month-end summary listing of the number of each Fund’s securities, country and asset allocations, and top 10 securities and sectors by percentage of holdings for each Fund.  This information is available publicly to any and all shareholders free of charge once posted on the Funds’ Web site, www.optimummutualfunds.com, or by calling 800 914-0278.

Other entities, including institutional investors and intermediaries that distribute the Funds’ shares, are generally treated similarly and are not provided with the Funds’ portfolio holdings in advance of when they are generally available to the public.

Third-party service providers and affiliated persons of the Funds are provided with the Funds’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds.  In accordance with the policy, third-party service providers who may receive non-public portfolio holdings information on an ongoing basis are:  the Manager’s affiliates and its sub-advisory consultant, the Funds’ independent registered public accounting firm, the Funds’ custodian, the Funds’ legal counsel, the Funds’ financial printer and the Funds’ proxy voting service (Institutional Shareholder Services).  These entities are obligated to keep such information confidential.

Third-party rating and ranking organizations and consultants who have signed agreements (“Non-Disclosure Agreements”) with the Funds or the Manager may receive portfolio holdings information more quickly than the 30 day lag.  The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Funds’ portfolio securities).  In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information.  Neither the Funds, the Manager nor any affiliate receive any compensation or consideration with respect to these agreements.

                To protect the shareholders’ interest and to avoid conflicts of interest, Non-Disclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Funds’ Chief Compliance Officer prior to such use.

The Board will be notified of any substantial change to the foregoing procedures.  The Board also receives an annual report from the Trust’s Chief Compliance Officer which, among other things, addresses the operation of the Trust’s procedures concerning the disclosure of portfolio holdings information.

MANAGEMENT OF THE TRUST

Officers and Trustees
The business and affairs of the Trust are managed under the direction of its Board.  Certain officers and Trustees of the Trust hold identical positions in each of the funds in the Delaware Investments® family of investment companies (each a “Delaware Investments® Fund” and collectively, the “Delaware Investments® Funds”).  As of June [  ], 2010, the Trust’s officers and Trustees owned less than 1% of the outstanding shares of each Class of each Fund.

The Trust’s Trustees and principal officers are noted below along with their age and their business experience for the past five years.  The Trustees serve for indefinite terms until their resignation, death or removal.

Name, Address and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex1 Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Mark S. Casady2 2005 Market Street Philadelphia, PA 19103 Age 49	Trustee	Since April 2003	Chairman and Chief Executive Officer — LPL Financial Corp. (May 2002 – Present)	6	None
Theodore K. Smith2 2005 Market Street Philadelphia, PA 19103 Age 42	Trustee, President and Chief Executive Officer	Since June 2008	Executive Vice President, Retail Product Sales and Marketing, Delaware Investments (October 2006 – Present) Head of Strategic Partner Account Management —Lincoln Financial Distributors (July 2005 – October 2006) Vice President, Head of Managed Accounts — Delaware Investments (August 2002 – July 2005)	6	None1
Independent Trustees
Nicholas D. Constan 2005 Market Street Philadelphia, PA 19103 Age 71	Trustee	Since July 2003	Adjunct Professor — University of Pennsylvania (1965 – Present)	6	None
Durant A. Hunter 2005 Market Street Philadelphia, PA 19103 Age 61	Trustee	Since July 2003	Consultant — Ridgeway Partners, LLC (Executive Recruiting) (July 2003 – Present) Consultant — Whitehead Mann Inc. (Executive Recruiting) (July 2000 – July 2003)	6	None
Stephen P. Mullin 2005 Market Street Philadelphia, PA 19103 Age 54	Trustee	Since July 2003	Senior Vice President and Principal — Econsult Corporation (Economic consulting) (January 2000 – Present)	6	None
Robert A. Rudell 2005 Market Street Philadelphia, PA 19103 Age 61	Trustee	Since July 2003	Private Investor (2002 – Present)	6
Director and
Chair, Compensation
Committee —
Medtox Scientific, Inc. (Medical devices/clinical lab)
(April 2002 – Present)

Director and Independent Chairman —
Heartland Funds
(mutual funds)
(April 2005 – Present)

Director — Vantagepoint Funds
(mutual funds)
(March 2007 –Present)

Jon E. Socolofsky 2005 Market Street Philadelphia, PA 19103 Age 64	Trustee	Since July 2003	Private Investor (2002 – Present)	6	None
Robert J. Christian 2005 Market Street Philadelphia, PA 19103 Age 61	Trustee Chairman	Since November 2007 Since March 2009	Private Investor (2006 – Present) Chief Investment Officer Wilmington Trust Corp. (1996 – 2006)	6	Trustee — Wilmington Funds (Mutual funds) (1998 – present); Trustee — FundVantage (mutual funds) (June 2007 – present)

The following is additional information regarding investment professionals affiliated with the Trust.

Name, Address and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex1 Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Officers
David F. Connor 2005 Market Street Philadelphia, PA 19103 Age: 46	Vice President, Deputy General Counsel, and Secretary	Vice President since September 2000 and Secretary since October 2005	David F. Connor has served as Vice President and Deputy General Counsel at Delaware Investments since 2000.	6	None3
David P. O’Connor 2005 Market Street Philadelphia, PA 19103 Age: 44	Senior Vice President, General Counsel, and Chief Legal Officer	Senior Vice President, General Counsel, and Chief Legal Officer since October 2005	David P. O’Connor has served in various executive and legal capacities at different times at Delaware Investments.	6	None3
Richard Salus 2005 Market Street Philadelphia, PA 19103 Age: 46	Senior Vice President and Chief Financial Officer	Chief Financial Officer since November 2006	Richard Salus has served in various executive capacities at different times at Delaware Investments.	6	None3
Daniel V. Geatens 2005 Market Street Philadelphia, PA 19103 Age: 37	Vice President and Treasurer	Treasurer since October 2007	Daniel V. Geatens has served in various capacities at different times at Delaware Investments.	6	None3

1  The term “Fund Complex” refers to the Trust’s Funds.  Messrs. Connor, O’Connor, Salus and Geatens also serve in similar capacities for the Delaware Investments® Funds which have the same Manager, principal underwriter and transfer agent as the Trust.
2  “Interested persons” of the Funds by virtue of their executive and management positions or relationships with the Fund’s service providers or sub-service providers.
3 Messrs. Messrs. Connor, O’Connor, Salus and Geatens also serve in similar capacities for the Delaware Investments® Funds, a fund complex also managed and distributed by Delaware Investments with 81 funds.

The following table shows each Trustee’s ownership of shares of the Funds and of all Delaware Investments® Funds as of December 31, 2009.

Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Theodore K. Smith	None	None
Mark S. Casady	Large Cap Growth Fund: [$10,001 - $50,000]	[over $100,000]
Large Cap Value Fund: [$10,001 - $50,000]
Small-Mid Cap Value Fund: [$1 - $10,000]
International Fund: [$10,001 - $50,000]
Fixed Income: [$50,001 - $100,000]
Nicholas D. Constan	Large Cap Growth Fund: [$1 - $10,000]	[$10,001 - $50,000]
Large Cap Value Fund: [$1 - $10,000]
Small-Mid Cap Growth Fund: [$1 - $10,000]
Small-Mid Cap Value Fund: [$1 - $10,000]
International Fund: [$1 - $10,000]
Durant A. Hunter	Large Cap Growth Fund [$10,001 - $50,000]	[$50,001 - $100,000]
Large Cap Value Fund [$10,001 - $50,000]
Small-Mid Cap Growth Fund [$1 - $10,000]
Small-Mid Cap Value Fund [$1 - $10,000]
International Fund [$10,001 - $50,000]
Stephen P. Mullin	Large Cap Growth Fund: [$1 - $10,000]	[$10,001 - $50,000]
Large Cap Value Fund: [$1 - $10,000]
Small-Mid Cap Growth Fund: [$1 - $10,000]
Small-Mid Cap Value Fund: [$1 - $10,000]
International Fund: [$1 - $10,000]
Robert A. Rudell	Large Cap Growth Fund: [$10,001 - $50,000]	[over $100,000]
Large Cap Value Fund: [$10,001 - $50,000]
Small-Mid Cap Growth Fund: [$1 - $10,000]
Small-Mid Cap Value Fund: [$1 - $10,000]
International Fund: [$10,001 - $50,000]
Fixed Income: [$10,001 - $50,000]
Jon E. Socolofsky	Large Cap Growth Fund: [$10,001 - $50,000]	[$50,001 - $100,000]
Large Cap Value Fund: [$10,001 - $50,000]
Small-Mid Cap Growth Fund: [$10,001 - $50,000]
Small-Mid Cap Value Fund: [$10,001 - $50,000]
International Fund: [$10,001 - $50,000]
Robert J. Christian	[None]	[None]

The following table describes the aggregate compensation for each Trustee entitled to receive compensation, for the fiscal year ended March 31, 2010.  Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Trust.

Trustee	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of the Trust Expenses	Total Compensation from the Trust and Fund Complex paid to each Trustee1
Nicholas D. Constan		None
Durant A. Hunter		None
Stephen P. Mullin		None
Robert A. Rudell		None
Jon E. Socolofsky		None
Robert J. Christian		None
1      As of April 1, 2006, each independent Trustee receives a total annual retainer fee of $10,000 for serving as a Trustee, plus 9,000 for each Board Meeting attended ($500 per telephonic meeting). Members of the Audit Committee (other than the Chairman) receive additional annual compensation of $2,500. In addition, the chairman of the Audit Committee receives an annual retainer of $3,500. Members of the Nominating Committee (other than the chairman) receive additional annual compensation of $1,500. In addition, the chairman of the Nominating Committee receives an annual retainer of $2,500. The Independent Chairman receives an additional annual retainer of $3,500.

Board Leadership Structure

Board Chairman:  The Board has designated one of the Independent Trustees to serve as Board Chairman.  The Board Chairman, in consultation with Fund management, counsel and the other Trustees, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the Board in connection with Board meetings. The Chairman conducts meetings of the Trustees.  The Chairman also generally serves as a liaison between Trustees, Fund officers, and counsel, and is a member of the Audit Committee.

Size and composition of Board: The Board is currently comprised of eight Trustees.  The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue and debate, resulting in an effective decision-making body. The Board is comprised of Trustees with a variety of professional backgrounds.  The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. The Trustees regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board.

Committees: The Board has established two committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Fund. The committees benefit from the professional expertise of their members. At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board.

The Board has the following committees:

Audit Committee:  This committee monitors accounting and financial reporting policies and practices, and internal controls for the Trust.  It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board.  The Trust’s Audit Committee consists of the following three Independent Trustees:  Jon E. Socolofsky, Chairperson; Robert J. Christian; and Robert A. Rudell.  The Audit Committee held 6 meetings during the Trust’s last fiscal year.

Nominating and Governance Committee:  This committee recommends Board members, fills vacancies, and considers the qualifications of Board members.  The committee also monitors the performance of counsel for the Independent Trustees.  The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board.  Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Optimum Fund Trust Nominating and Governance Committee, c/o the Trust at 2005 Market Street, Philadelphia, Pennsylvania  19103.  Shareholders should include appropriate information on the background and qualifications of any person recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected.  Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board.  The committee consists of the following three Independent Trustees: Durant A. Hunter, Chairperson; Nicholas D. Constan; and Stephen P. Mullin.  The Nominating Committee held 5 meetings during the last fiscal year.

Board role in risk oversight: The Board performs a risk oversight function for the Trust consisting, among other things, of the following activities:  (1) receiving and reviewing reports related to the performance and operations of the Funds of the Trust; (2) reviewing, approving, or modifying as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to review investment strategies, techniques and the processes used to manage related risks;  (4) addressing security valuation risk in connection with its review of fair valuation decisions made by Fund management pursuant to Board-approved procedures; (5) meeting with representatives of key service providers, including the Manager, the Distributor, the Transfer Agent, the custodian and the independent public accounting firm of the Trust, to review and discuss the activities of the Trust’s series and to provide direction with respect thereto; (6) engaging the services of the Trust’s Chief Compliance Officer to test the compliance procedures of the Trust and its service providers; and (7) requiring management’s periodic presentations on specified risk topics.

The Trustees perform this risk oversight function throughout the year in connection with each quarterly Board meeting.  The Trustees/Directors routinely discuss certain risk management topics with Fund management at the Board level and also through the standing committees of the Board.  In addition to these recurring risk management discussions, Fund management raises other specific risk management issues relating to the Funds with the Trustees/Directors at Board and committee meetings.  When discussing new product initiatives with the Board, Fund management also discusses risk – either the risks associated with the new proposals or the risks that the proposals are designed to mitigate.  Fund management also provides periodic presentations to the Board to give the Trustees a general overview of how the Manager and its affiliates identify and manage risks pertinent to the Funds.

The Audit Committee looks at specific risk management issues on an ongoing basis.  The Audit Committee is responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and certain compliance matters.  In addition, the Audit Committee meets with the Manager’s internal audit and risk management personnel on a quarterly basis to review the reports on their examinations of functions and processes affecting the Fund.

The Board’s other committees also play a role in assessing and managing risk.  The Nominating and Corporate Governance Committee and the Independent Trustee Committee play a role in managing governance risk by developing and recommending to the Board corporate governance principles and, in the case of the Independent Trustee Committee, by overseeing the evaluation of the Board, its committees and its activities.

Because risk is inherent in the operation of any business endeavor, and particularly in connection with the making of financial investments, there can be no assurance that the Board of Trustees’ approach to risk oversight will be able to minimize or even mitigate any particular risk.  Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Codes of Ethics
The Trust, the Manager, and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions.  Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics.  Each Sub-Adviser also has adopted a Code of Ethics under Rule 17j-1.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting
The Board has delegated to the Manager the responsibility for making all proxy voting decisions in relation to the portfolio securities held by the Funds.  The Manager has, in turn, delegated to each Sub-Adviser the responsibility to vote proxies with respect to portfolio securities held by the portion of a Fund that such Sub-Adviser advises.  The Manager has retained the responsibility to vote proxies with respect to portfolio securities held by the Funds (or portions thereof) that it advises directly.  The Manager and each Sub-Adviser have adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority.  It is possible that one Sub-Adviser on a given Fund may vote differently than another Sub-Adviser on the same Fund in regards to the same proxy issue based on that Sub-Adviser’s proxy voting policies and procedures.  Copies of the policies and procedures for the Manager and each Sub-Adviser are included with this Part B.  See “Appendix B– Proxy Voting Policies and Procedures.”  Information, if any, regarding how the Funds voted proxies relating to their respective portfolio securities during the most recent 12-month period ended June 30 is available without charge:  (i) through the Funds’ Web site at www.optimummutualfunds.com; and (ii) on the SEC’s Web site at www.sec.gov.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager
The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to each Fund, subject to the supervision and direction of the Trust’s Board.  The Manager also provides investment management services to the Delaware Investments® Funds.  Affiliates of the Manager also manage other investment accounts.  While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.  The Manager is registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

As of March 31, 2010, the Manager and its affiliates were managing in the aggregate in excess of $xxx billion in assets in various institutional or separately managed, investment company and insurance accounts.  The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”).  DMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group, Ltd. (“Macquarie”).  Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services.

DMHI has consented to, and granted a non-exclusive license for, the use by any Fund or by the Trust of the identifying word “Optimum” in the name of any Fund or of the Trust.  Such consent is subject to revocation by DMHI in its discretion, if DMHI or a subsidiary or affiliate thereof is not employed as the investment adviser of each Fund of the

Trust.  As between the Trust and DMHI, DMHI controls the use of the name of the Trust insofar as such name contains the identifying word “Optimum.”  DMHI may, from time to time, use the identifying word “Optimum” in other connections and for other purposes, including, without limitation, in the names of other investment companies, corporations or businesses which it may manage, advise, sponsor or own or in which it may have a financial interest.  DMHI may require the Trust or any Fund thereof to cease using the identifying word “Optimum” in the name of the Trust or any Fund thereof if the Trust or any Fund thereof ceases to employ DMHI or a subsidiary or affiliate thereof as investment adviser.

The Investment Management Agreement for the Funds is dated January 4, 2010.  Under the Agreement, the Manager has full discretion and responsibility, subject to the overall supervision of the Trust’s Board, to select and contract with one or more investment sub-advisers (“Sub-Advisers”), to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities and cash contained in each Fund.  The Agreement obligates the Manager to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional Sub-Advisers, and to monitor the Sub-Advisers’ compliance with the relevant Fund’s investment objective, policies and restrictions.  Under the Agreement, the Trust will bear the expenses of conducting its business.  The Trust and the Manager may share facilities in common to each, which may include legal and accounting personnel, with appropriate pro ration of expenses between them.  In addition, the Manager pays the salaries of all officers and Trustees of the Trust who are officers, directors or employees of the Manager or its affiliates.

The Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of each Fund, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the Independent Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Agreement is terminable without penalty on 60 days’ notice by the Trustees of the Trust or by the Manager.  The Agreement will terminate automatically in the event of its assignment.

As compensation for services rendered under the Management Agreement, the Manager is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund:

Fund	Annual Management Fee Rate (as a percentage of average daily net assets)
Optimum Large Cap Growth Fund
0.8000% of assets up to $250 million
0.7875% of assets from $250 million to $300 million
0.7625% of assets from $300 million to $400 million
0.7375% of assets from $400 million to $500 million
0.7250% of assets from $500 million to $1 billion
0.7100% of assets from $1 billion to $1.5 billion
0.7000% of assets over $1.5 billion

Optimum Large Cap Value Fund
0.8000% of assets up to $100 million
0.7375% of assets from $100 million to $250 million
0.7125% of assets from $250 million to $500 million
0.6875% of assets from $500 million to $1 billion
0.6675% of assets from $1 billion to $1.5 billion
0.6475% of assets over $1.5 billion

Optimum Small-Mid Cap Growth Fund	1.1000% of assets
Optimum Small-Mid Cap Value Fund	1.0500% of assets up to $75 million 1.0250% of assets from $75 million to $150 million 1.0000% of assets over $150 million
Optimum International Fund	0.8750% of assets up to $50 million 0.8000% of assets from $50 to 100 million 0.7800% of assets from $100 to 300 million 0.7650% of assets from $300 to 400 million 0.7300% of assets over $400 million
Optimum Fixed Income Fund
0.7000% of assets up to $25 million
0.6500% of assets from $25 million to $100 million
0.6000% of assets from $100 million to $500 million
0.5500% of assets from $500 million to $1 billion
0.5000% of assets over $1 billion

Each Fund’s (except the Small-Mid Cap Growth Fund’s) management fee, as a percentage of net assets, declines as assets increase above designated levels.

The investment management fees incurred for the last three fiscal years with respect to each Fund were as follows:

Fund	March 31, 2010	March 31, 2009	March 31, 2008
Optimum Large Cap Growth Fund	$[ ] earned $[ ] paid $[ ] waived	$6,105,009 earned $5,865,179 paid $239,830 waived	$7,132,566 earned $7,132,566 paid $0 waived
Optimum Large Cap Value Fund	$[ ] earned $[ ] paid $[ ] waived	$5,146,100 earned $4,707,545 paid $438,555 waived	$6,418,962 earned $6,279,164 paid $139,798 waived
Optimum Small-Mid Cap Growth Fund	$[ ] earned $[ ] paid $[ ] waived	$1,256,541 earned $842,766 paid $413,775 waived	$1,691,392 earned $1,400,524 paid $290,868 waived
Optimum Small-Mid Cap Value Fund	$[ ] earned $[ ] paid $[ ] waived	$988,474 earned $545,967 paid $442,507 waived	$1,310,791 earned $894,657 paid $416,134 waived
Optimum International Fund	$[ ] earned $[ ] paid $[ ] waived	$1,714,748 earned $1,519,384 paid $195,364 waived	$2,413,512 earned $2,413,512 paid $0 waived
Optimum Fixed Income Fund	$[ ] earned $[ ] paid $[ ] waived	$4,881,995 earned $2,948,967 paid $1,933,028 waived	$5,120,418 earned $3,483,353 paid $1,637,065 waived

Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreement, each Fund is responsible for all of its own expenses.  Among others, such expenses include the Funds’ proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

The Manager has also entered into a Consulting Services Agreement with LPL Financial Corporation (“LPL”) to provide research to assist the Manager in evaluating and monitoring Fund performance and the Sub-Advisers and in making recommendations to the Trustees about hiring and changing Sub-Advisers.  The Manager is responsible for paying LPL the following consulting fees on each Fund out of the Manager’s assets:

Fund	Annual Consulting Fee Rate (as a percentage of average daily net assets)
Optimum Large Cap Growth Fund	0.285% of assets up to $250 million
0.280% of assets from $250 million to $300 million
0.270% of assets from $300 million to $400 million
0.260% of assets from $400 million to $500 million
0.250% of assets over $500 million
Optimum Large Cap Value Fund	0.285% of assets up to $100 million
0.260% of assets from $100 million to $250 million
0.250% of assets from $250 million to $500 million
0.240% of assets over $500 million
Optimum Small-Mid Cap Growth Fund	0.285% of assets
Optimum Small-Mid Cap Value Fund	0.285% of assets up to $75 million
0.280% of assets from $75 million to $150 million
0.270% of assets over $150 million
Optimum International Fund	0.285% of assets up to $50 million
0.260% of assets from $50 to 100 million
0.250% of assets from $100 to 300 million
0.240% of assets from $300 to 400 million
0.230% of assets over $400 million
Optimum Fixed Income Fund	0.285% of assets up to $25 million
0.270% of assets from $25 million to $100 million
0.250% of assets from $100 million to $500 million
0.230% of assets from $500 million to $1 billion
0.210% of assets over $1 billion

The Sub-Advisers
The Manager has entered into Sub-Advisory Agreements on behalf of each Fund. The Sub-Advisory Agreements obligate Marsico Capital Management, LLC (“Marsico”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), TCW Investment Management Company (“TCW”), Massachusetts Financial Services Company (“MFS”), Columbia Wanger Asset Management, L.P. (“CWAM”), the Delafield Group, a division of Tocqueville Asset Management L.P. (“The Delafield Group of Tocqueville” or “Tocqueville”), The Killen Group, Inc. (“Killen”), Mondrian Investment Partners Limited (“Mondrian”), Wellington Management Company, LLP (“Wellington Management”), Fred Alger Management, Inc. (“Alger”), Westwood Management Corp. (“Westwood”), BlackRock Advisors, LLC (“BlackRock”), and Pacific Investment Management Company LLC (“PIMCO”) (referred to individually as a “Sub-Adviser” and collectively as the “Sub-Advisers”) to:

(i)	make investment decisions on behalf of their respective Funds;
(ii)	place all orders for the purchase and sale of investments for their respective Funds with brokers or dealers selected by the Manager and/or the Sub-Advisers; and
(iii)	perform certain limited related administrative functions in connection therewith.

CWAM is an indirect, wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, which is a publicly traded financial services holding company. Societe Generale Asset Management owns approximately 100% of TCW's parent company (The TCW Group, Inc.) as of March 31, 2009. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). BlackRock is a Delaware corporation and a wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. In addition, Bank of America Corporation, through its subsidiary Merrill Lynch & Co., Inc., has a significant economic interest in BlackRock, Inc. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI LP”), and Allianz SE is the indirect, majority owner of AGI LP.

           Pursuant to the terms of the Sub-Advisory Agreements, the investment sub-advisory fees are paid by the Manager to the Sub-Advisers that are not affiliated persons of the Manager at a percentage rate of the average daily net assets of a given Fund managed by such Sub-Adviser.  For the past three fiscal years, the Manager paid the Sub-Advisers the following investment sub-advisory fees (shown on an aggregated basis per Fund):

Fund	March 31, 2010	March 31, 2009	March 31, 2008
Optimum Large Cap Growth Fund	$[ ]	$3,392,525	$4,080,828
Optimum Large Cap Value Fund	$[ ]	$2,738,517	$3,341,868
Optimum Small-Mid Cap Growth Fund	$[ ]	$851,398	$1,124,513
Optimum Small-Mid Cap Value Fund	$[ ]	$638,793	$885,001
Optimum International Fund	$[ ]	$884,287	$1,236,944
Optimum Fixed Income Fund	$[ ]	$950,988	$969,178

The Manager recommends Sub-Advisers for each Fund to the Trustees based upon its continuing quantitative and qualitative evaluation of each Sub-Adviser’s skills in managing assets pursuant to specific investment styles and strategies.  Unlike many other mutual funds, the Funds are not associated with any one portfolio manager, and benefit from independent specialists selected from the investment management industry.

The Sub-Advisers have discretion, subject to oversight by the Trustees and the Manager, to purchase and sell portfolio assets, consistent with their respective Funds’ investment objectives, policies and restrictions and specific investment strategies developed by the Manager.

Generally, no Sub-Adviser provides any services to any Fund except asset management and related administrative and recordkeeping services.  However, a Sub-Adviser or its affiliated broker-dealer may execute portfolio transactions for a Fund and receive brokerage commissions in connection therewith as permitted by Section 17(e) of the 1940 Act.

The Sub-Advisers also provide investment management and/or sub-advisory services to other mutual funds and may also manage private investment accounts.  Although investment decisions for a Fund are made independently from those of other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for a Fund.

Distributor
The Distributor, Delaware Distributors, L.P. (“Distributor”), located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Trust’s shares under a Distribution Agreement dated January 4, 2010.  The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund Classes under their respective Rule 12b-1 Plans.  The Distributor is an indirect subsidiary of DMHI.  The Distributor has agreed to use its best efforts to sell shares of the Fund.  See the Prospectuses for information on how to invest.  Shares of the Fund are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust.  The Board annually reviews fees paid to the Distributor.

During the Funds’ last three fiscal years, the Distributor received net commissions from each Fund on behalf of its respective Class A Shares, after re-allowances to dealers, as follows:

Fund	Fiscal Year Ended 3/31/10
	Total Amount of Underwriting Commission	Amounts Re-allowed to Dealers	Net Commission to Distributor
Optimum Large Cap Growth Fund	$[ ]	$[ ]	$[ ]
Optimum Large Cap Value Fund	$[ ]	$[ ]	$[ ]
Optimum Small-Mid Cap Growth Fund	$[ ]	$[ ]	$[ ]
Optimum Small-Mid Cap Value Fund	$[ ]	$[ ]	$[ ]
Optimum International Fund	$[ ]	$[ ]	$[ ]
Optimum Fixed Income Fund	$[ ]	$[ ]	$[ ]

Fund	Fiscal Year Ended 3/31/09
	Total Amount of Underwriting Commission	Amounts Re-allowed to Dealers	Net Commission to Distributor
Optimum Large Cap Growth Fund	$159,321	$134,731	$24,590
Optimum Large Cap Value Fund	$154,633	$131,003	$23,630
Optimum Small-Mid Cap Growth Fund	$28,438	$24,009	$4,429
Optimum Small-Mid Cap Value Fund	$24,115	$20,341	$3,774
Optimum International Fund	$52,093	$44,089	$8,004
Optimum Fixed Income Fund	$142,595	$125,181	$17,414

Fund	Fiscal Year Ended 3/31/08
	Total Amount of Underwriting Commission	Amounts Re-allowed to Dealers	Net Commission to Distributor
Optimum Large Cap Growth Fund	$404,787	$340,462	$64,325
Optimum Large Cap Value Fund	$395,635	$332,904	$62,731
Optimum Small-Mid Cap Growth Fund	$70,091	$58,925	$11,166
Optimum Small-Mid Cap Value Fund	$56,464	$47,558	$8,906
Optimum International Fund	$140,702	$118,307	$22,395
Optimum Fixed Income Fund	$373,903	$324,241	$49,662

During the Funds’ last three fiscal years, the Distributor received, in the aggregate, contingent deferred sales charge (“CDSC”) payments with respect to Class B Shares of the Funds as follows:

Fund	Fiscal Year Ended 3/31/2010	Fiscal Year Ended 3/31/2009	Fiscal Year Ended 3/31/2008
Optimum Large Cap Growth Fund	$[ ]	$29,711	$25,203
Optimum Large Cap Value Fund	$[ ]	$29,121	$23,485
Optimum Small-Mid Cap Growth Fund	$[ ]	$5,240	$4,824
Optimum Small-Mid Cap Value Fund	$[ ]	$4,573	$4,158
Optimum International Fund	$[ ]	$10,547	$8,318
Optimum Fixed Income Fund	$[ ]	$25,386	$24,861

During the Funds’ last three fiscal years, the Distributor received, in the aggregate, CDSC payments with respect to Class C Shares of the Funds as follows:

Fund	Fiscal Year Ended 3/31/2010	Fiscal Year Ended 3/31/2009	Fiscal Year Ended 3/31/2008
Optimum Large Cap Growth Fund	$[ ]	$30,676	$28,382
Optimum Large Cap Value Fund	$[ ]	$30,073	$27,445
Optimum Small-Mid Cap Growth Fund	$[ ]	$5,206	$4,803
Optimum Small-Mid Cap Value Fund	$[ ]	$4,780	$3,947
Optimum International Fund	$[ ]	$10,353	$9,776
Optimum Fixed Income Fund	$[ ]	$47,988	$41,470

Fund Accountants
Effective October 1, 2007, The Bank of New York Mellon ( “BNY Mellon”), One Wall Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Fund. Those services include performing functions related to calculating the Fund’s net asset values (“NAVs”) and providing financial reporting information, regulatory compliance testing, and other related accounting services. For these services, the Fund pays BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. Effective October 1, 2007, Delaware Service Company, Inc. (“DSC”) provides fund accounting and financial administration oversight services to the Fund. Those services include overseeing the Fund’s pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, the Fund pays DSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. The fees payable to BNY Mellon and DSC under the service agreements described above will be allocated among all funds on a relative NAV basis.  Prior to October 1, 2007, DSC provided fund accounting and financial administration services to the Fund at an annual rate of 0.04% of the Fund’s average daily net assets.

During the period April 1, 2007 to September 30, 2001, the Funds paid DSC the following amounts for fund accounting and financial administration services:

Fund	Period from 4/1/2007 Through 9/30/07
Optimum Large Cap Growth Fund	$177,968
Optimum Large Cap Value Fund	$176,634
Optimum Small-Mid Cap Growth Fund	$30,738
Optimum Small-Mid Cap Value Fund	$26,747
Optimum International Fund	$59,803
Optimum Fixed Income Fund	$162,221

During the period from October 1, 2007 to March 31, 2008 and the fiscal years ended March 31, 2009 and 2010, the Funds paid the following amounts to BNY Mellon for fund accounting and financial administration services:

Fund	Fiscal Year Ended 3/31/10	Fiscal Year Ended 3/31/09	Period from 10/1/2007 Through 3/31/08
Optimum Large Cap Growth Fund	$[ ]	$280,464	$173,651
Optimum Large Cap Value Fund	$[ ]	$248,188	$157,649
Optimum Small-Mid Cap Growth Fund	$[ ]	$39,797	$26,611
Optimum Small-Mid Cap Value Fund	$[ ]	$32,978	$20,467
Optimum International Fund	$[ ]	$74,011	$52,815
Optimum Fixed Income Fund	$[ ]	$289,646	$162,156

During the period from October 1, 2007 to March 31, 2008 and the fiscal years ended March 31, 2009 and 2010, the Funds paid the following amounts to DSC for fund accounting and financial administration oversight services:

Fund	Fiscal Year Ended 3/31/10	Fiscal Year Ended 3/31/09	Period from 10/1/2007 Through 3/31/08
Optimum Large Cap Growth Fund	$[ ]	$39,991	$24,720
Optimum Large Cap Value Fund	$[ ]	$35,391	$22,442
Optimum Small-Mid Cap Growth Fund	$[ ]	$5,675	$3,788
Optimum Small-Mid Cap Value Fund	$[ ]	$4,703	$2,914
Optimum International Fund	$[ ]	$10,552	$7,518
Optimum Fixed Income Fund	$[ ]	$41,311	$23,084

Administrative and Transfer Agency Services
DSC also provides the Trust with administrative services including:  preparation, filing and maintaining governing documents; preparation of materials and reports for the Board; and preparation and filing of registration statements and other regulatory filings. DSC makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust.  For providing these administrative services, each Fund pays DSC the following fee as a percentage of the Fund's average daily net assets (plus out-of-pocket expenses): 0.165% of assets up to $500 million; 0.140% of assets from $500 million to $1 billion; and 0.115% of assets over $1 billion.

In addition, DSC serves as the shareholder servicing, dividend disbursing, and transfer agent for each Fund.  For providing these transfer agency services, the Trust pays DSC a fee at an annual rate of 0.235% of the Trust's total average daily net assets, subject to a minimum fee of $2,000 per class per fund each month, plus out-of-pocket expenses. DSC is an affiliate of the Manager, and is a subsidiary of DMHI and, therefore, of Macquarie.  DSC may also contract to compensate selling dealers for providing certain services to Fund shareholders.  These payments are made out of DSC's compensation, and may equal up to 0.18% of a Fund's average daily net assets for shareholders that the selling dealer services. In addition to the asset-based fee that LPL receives for services provided as consultant to the Manager, LPL has been engaged to provide such services and DSC pays LPL a fee at an annual rate of 0.18% of average daily net assets in connection with such services.

Custodian
BNY Mellon also serves as custodian of each Fund’s securities and cash.  As custodian for each Fund, BNY Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities.  BNY Mellon also serves as the Funds’ custodian for their investments in foreign securities.

Legal Counsel
Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

PORTFOLIO MANAGERS

A.           Other Accounts Managed

The following chart lists certain information about types of other accounts for which the portfolio managers are primarily responsible as of March 31, 2010.  Any accounts managed in a personal capacity appear under “Other Accounts” along with other accounts managed on a professional basis.  The personal account information is current as of the most recent calendar quarter. This disclosure has been provided by the Manager and Sub-Advisor, as applicable.

Large Cap Growth Fund:
	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
Marsico
Thomas F. Marsico
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]
T. Rowe Price
P. Robert Bartolo
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]
Alger
Patrick Kelly
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Large Cap Value Fund:
	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
TCW
Diane Jaffee
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]
MFS
Steven R. Gorham
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]
Nevin P. Chitkara
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Small-Mid Cap Growth Fund:
	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
CWAM
Robert A. Mohn
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]
Wellington Management
Steven C. Angeli
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Small-Mid Cap Value Fund:
	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
Westwood
Susan M. Byrne
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]
Ragen R. Stienke
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]
Corey R. Henegar
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]
Kellie R. Stark
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]
David S. Spika
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]
The Delafield Group of Toqueville
J. Dennis Delafield
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]
Vincent Sellecchia
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]
Killen
Lee S. Grout
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]
Robert E. Killen
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

International Fund:
	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
Mondrian
Emma Lewis
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]
Fiona Barwick
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]
BlackRock
Michael D. Carey
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]
Thomas P. Callan
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Fixed Income Fund:
	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
The Manager
Roger Early
Registered Investment Companies:	[ ]	$[ ]	[ ]	$[ ]
Other pooled investment vehicles:	[ ]	$[ ]	[ ]	$[ ]
Other accounts:	[ ]	$[ ]	[ ]	$[ ]
Paul Grillo
Registered Investment Companies:	[ ]	$[ ]	[ ]	$[ ]
Other pooled investment vehicles:	[ ]	$[ ]	[ ]	$[ ]
Other accounts:	[ ]	$[ ]	[ ]	$[ ]
Thomas Chow
Registered Investment Companies:	[ ]	$[ ]	[ ]	$[ ]
Other pooled investment vehicles:	[ ]	$[ ]	[ ]	$[ ]
Other accounts:	[ ]	$[ ]	[ ]	$[ ]
Kevin Loome
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]
PIMCO
Saumil H. Parikh
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

B.           Description of Potential Material Conflicts of Interest

1.           Large Cap Growth Fund:

Marsico

As a general matter, MCM faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio.  Consequently, portfolio managers may or may not purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio.  Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline.  The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  Although MCM does not track the time a portfolio manager spends on a single portfolio, it does assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible.  MCM seeks to manage competing interests for the time and attention of portfolio managers.

The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades.  MCM often aggregates into a single trade order several individual contemporaneous client trade orders in a single security.  Under MCM’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, MCM seeks to allocate such trades to participating client accounts in a fair and equitable manner.  With respect to IPOs and other syndicated or limited offerings, it is MCM’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives or strategies will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged.  To deal with these situations, MCM has adopted policies and procedures for allocating transactions across multiple accounts.  MCM’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another.  MCM’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

MCM has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts.  In addition, MCM monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

T. Rowe Price
Portfolio managers at T. Rowe Price typically manage multiple accounts.  These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts.  Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio.  Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio.   T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients.  Also, as disclosed under the “Portfolio Manager’s Compensation” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

Alger
To seek to ensure that all clients are treated equitably, Alger has adopted policies and procedures that address the allocation of investment opportunities and execution of portfolio transactions, as well as personal trading by its employees. Nevertheless, the portfolio manager is generally responsible for managing several accounts for several clients. In addition to the Fund and other funds advised or sub-advised by Alger, these other accounts may include separate accounts and other investment vehicles. Moreover, the size of these accounts can vary significantly from the size of the Fund. Potential conflicts of interest exist when a portfolio manager has responsibility and makes investment decisions involving such accounts. While investment decisions for accounts are made with consideration of their respective investment objectives and constraints, availability of cash for investment, current holdings and size of investment positions, it is therefore possible that a particular security may be bought or sold for only one account, or in different amounts and at different times for different accounts. To address this conflict, Alger has developed trade allocation policies and procedures designed to avoid action that would result in an intentional improper advantage or disadvantage to any one account managed by Alger. Accordingly, transactions are generally allocated among accounts in a manner believed by Alger to be most equitable to each account, generally using a pro-rata allocation methodology. Exceptions to pro-rata allocation are made to recognize the investment needs and particular restrictions of each individual account, including but not limited to consideration of issuer concentration, industry exposure, asset class exposure, credit exposure, available cash, desire to eliminate and/or not establish de minimis positions, and to accounts with specialized investment policies and objectives.

Alger, and the Fund’s portfolio manager, furnish advisory services to numerous clients in addition to the Fund, and Alger may, consistent with applicable law, make investment decisions for other clients (including accounts which have potentially higher fees paid to Alger or in which portfolio manager has personal investments) that may be the same as or different from those made for the Fund. In addition, Alger and its affiliates, including Fred Alger & Company, Incorporated, may or may not have an interest in the securities whose purchase and sale Alger recommends to the Fund. Actions with respect to securities of the same kind may be the same as or different from the action which Alger or any of its affiliates may take with respect to the same securities.

2.           Large Cap Value Fund:

TCW

               Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or TCW has a greater financial incentive, such as a performance fee account or where an account or fund managed by a portfolio manager has a higher fee sharing arrangement than the portfolio manager’s fee sharing percentage with respect to the Fund.  TCW has adopted policies and procedures reasonably designed to address these types of conflicts and TCW believes its policies and procedures serve to operate in a manner that is fair and equitable among its clients, including the Fund.

MFS
MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.  In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives.  A Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries.  A portfolio manager may execute transactions for another fund or account that may adversely impact the value of the Fund’s investments.  Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each.  It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.  In most cases, however, MFS believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment.

3.           Small-Mid Cap Growth Fund:

CWAM
Like other investment professionals with multiple clients, the Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time.  CWAM has adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard.  Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), if any, may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.  Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to CWAM’s Code of Ethics and certain limited exceptions, the CWAM’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts.  The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.  A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Fund.  A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for the Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of the Fund as well as other accounts, CWAM’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any.  Aggregation of trades may create the potential for unfairness to the Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by the Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay.  CWAM has adopted compliance procedures that provide that any transactions between the Fund and another account managed by CWAM are to be made at an independent current market price, consistent with applicable laws and regulation.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the Fund and other accounts managed by its portfolio manager(s).  Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for the Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account.  A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved.  Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for the Fund, even though it could have been bought or sold for the Fund at the same time.  A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales).  There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Fund.

The Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts.  Many of the potential conflicts of interest to which CWAM’s portfolio managers are subject are essentially the same as or similar to the potential conflicts of interest related to the investment management activities of CWAM and its affiliates.

Wellington Management
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Fund (“Portfolio Manager”) generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Portfolio Manager makes investment decisions for each account, including the Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Manager may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Fund.

The Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Fund. Messr. Angeli also manages hedge funds, which pay performance allocations to Wellington Management or its affiliates.  Because incentive payments paid by Wellington Management to the Portfolio Manager are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Manager.  Finally, the Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

4.           Small-Mid Cap Value Fund:

The Delafield Group of Toqueville
Conflicts of Interest.  As indicated in the table above, Mr. Delafield and Mr. Sellecchia (the "Portfolio Managers") manage other accounts in addition to the Fund. The Portfolio Managers' management of these other accounts may give rise to potential conflicts of interest. Potential conflicts of interest between accounts are addressed by Tocqueville through internal monitoring policies and procedures reasonably designed to manage or mitigate those conflicts.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the Portfolio Manager's day-to-day management of the Fund. Because of his positions with the Fund, the Portfolio Manager knows the size, timing, and possible market impact of Fund trades. It is possible that the portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of the Fund. Tocqueville has adopted policies and procedures it believes are reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of the Portfolio Managers' management of the Fund and other accounts that may allow him to allocate investment opportunities in a way that favors other accounts over the Fund. Tocqueville has adopted a "trade allocation and aggregation" policy that is designed to ensure that client accounts are treated fairly and equitably. Although trades are typically allocated based on client size, differences may exist based on a number of factors such as a client's investment objective or risk profile. The compliance officer reviews allocations periodically to attempt to ensure that all accounts are treated fairly. Tocqueville has also adopted policies and procedures for managing multiple accounts ("Multiple Account Policies"). In addition to describing the allocation and aggregation policies, the Multiple Account Policies describe additional activities that may involve conflicts in connection with managing multiple accounts and set forth certain procedures to address those conflicts. For example, the Portfolio Managers must inform the chief operating officer or the chief compliance officer whenever they engage in the short sales of securities owned by the Fund or other advisory accounts. The chief compliance officer periodically reviews such short sales to ensure that no accounts are systematically favored over others. It is the policy of Tocqueville to manage each account based on the client's investment objectives and related restrictions and, as discussed above, Tocqueville has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions.

Because the Portfolio Managers manage multiple accounts with similar objectives, and thus frequently purchase and sell the same securities for such accounts, certain allocation issues may arise. In particular, if a Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one client or account, the Fund may not be able to take full advantage of that opportunity due to an allocation of unfilled purchase or sale orders across all eligible funds and other accounts. In addition, in the event a Portfolio Manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. Tocqueville has adopted policies and procedures that are designed to manage the risk that an account could be systematically advantaged or disadvantaged in connection with the allocation of investment opportunities and aggregation of trade orders. Nevertheless, there can be no assurance that such policies and procedures will be effective in preventing instances where one account is advantaged or disadvantaged over another.

Certain components of the Portfolio Managers' compensation structure may also give rise to potential conflicts of interest to the extent that a Portfolio Manager may have an incentive to favor or devote more effort in managing accounts that impact, or impact to a larger degree, their overall compensation. As reflected below, each Portfolio Manager's base salary is based on total advisory fees collected each month, in arrears, for those accounts managed by such Portfolio Manager, including the Fund. As a result, since their base salary is directly tied to the percentage of the advisory fee charged to the accounts, including the Funds, the Portfolio Managers may have an incentive to favor accounts where the Advisor charges a higher advisory fee and those accounts that have a larger asset base to the disadvantage of other accounts that have a lower advisory fee and those accounts with lower total net assets.

In addition, as described below, Portfolio Managers are paid a discretionary annual bonus and the level of the discretionary annual bonus is determined, in part, based upon Tocqueville profitability. Such profits are generally derived from the fees Tocqueville receives for managing all of its investment management accounts. To the extent that accounts other than the Fund have the potential to generate more profits for the Tocqueville than the Fund, the Portfolio Managers may have an incentive to favor such other accounts.

Killen
Conflicts of Interest. Killen realizes that as investment advisor it is a fiduciary of its clients and owes them a duty of undivided loyalty. As a result of its relationship with its clients, Killen has adopted written policies and procedures to deal with the actual or potential conflicts of interest that may arise in the operation of its business. Killen has developed these policies and procedures so that it may reasonably be able to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts and allocating investment opportunities.

Employee Personal Trading. Killen has adopted a Code of Ethics that regulates the personal securities trading of all employees. Employees are required to disclose their personal holdings upon commencement of employment. If the employee maintains a brokerage account, statements and trade confirmations are sent directly from the brokerage firm to Killen’s compliance department. Employees without brokerage accounts must submit quarterly reports on whether or not they engaged in any securities transactions. Also, all employees must submit quarterly statements on any transactions in mutual funds managed by Killen. Employees may not purchase any security held in a client’s account. If an employee owns a security held in a client’s account, he or she may only sell it during certain black out periods and all securities transactions must be pre-cleared.

Managing Multiple Accounts and Allocating Investment Opportunities. Killen has an Investment Management Committee (the “Committee”) of portfolio managers and analysts that manages all client accounts. The Committee meets regularly to review portfolio holdings and discuss purchase and sale activity. Committee members buy and sell securities for clients as they see fit, guided by the client’s investment objective.

Killen has adopted policies and procedures for the aggregation of clients’ orders and the allocation of the aggregated trades. Orders are aggregated to promote fairness. Orders may be aggregated only if the trader or portfolio manager determines it is in the best interests of each client participating in the order, it is consistent with Killen’s duty to obtain best execution, and consistent with the terms of the advisory contract of each participating client. The price of the securities purchased or sold in an aggregated order will be at the average share price for all transactions of the clients in that security on a given day. The allocation of securities obtained in an aggregated securities order will be made in accordance with Killen’s trade allocation procedures.

The Chief Compliance Officer of Killen will review periodically all aggregated trades to ensure that the policies and procedures are being followed and that no client is being systematically disadvantaged by the aggregation procedures. The Chief Operating Officer shall be responsible for ensuring that aggregated trades are allocated to client accounts in accordance with procedures.

Westwood
Westwood also manages institutional accounts, commingled funds and other mutual funds in several different investment strategies. Westwood’s management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as the Fund.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby Westwood could favor one account over another.  Another potential conflict could include Westwood’s knowledge about the size, timing and possible market impact of Fund trades, whereby Westwood could use this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, Westwood currently has a limited number of relationships for which it receives performance-based fees. Performance-based fees may give rise to potential conflicts because the potential to receive increased fees from a performance-based fee account creates an incentive to favor one account over another.   However, Westwood has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.  Westwood’s trade allocation policy is to aggregate client transactions, including the Fund’s, where possible when it is believed that such aggregation may facilitate Westwood’s duty of best execution.  Accounts for which orders are aggregated receive the average price of such transaction. Any transaction costs incurred in the transaction are shared pro rata based on each client’s participation in the transaction.  Westwood generally allocates securities among client accounts according to each account’s pre-determined participation in the transaction. Westwood’s policy prohibits any allocation of trades that would favor any proprietary accounts, affiliated accounts, or any particular client(s) or group of clients more over any other account(s). Westwood prohibits late trading, frequent trading and/or market timing in the funds and monitors trades daily to ensure this policy is not violated.

5.           International Fund:

Mondrian
Mondrian’s description of any material conflicts of interest that may arise in connection with its management of the Fund’s investments and the investments of the other accounts is explained in general terms in the Mondrian Compliance Program. The relevant extract from the Program is included below:

Definition of a “Material Interest.” The Company considers a “Material Interest” in relation to a transaction to be any interest of a material adverse nature, other than:

(a) fees and disclosable commission on the transaction;

(b) goods or services which can reasonably be expected to assist in carrying on designated investment business with or for clients and which are provided or to be provided under a soft dollar agreement.

If employees are aware of anything that could be a material interest then they should report it to the Chief Compliance Officer or the Managing Director.

Fair Trading if a Material Interest arises. The Company should not knowingly advise or effect a transaction for any client in which the Company has a Material Interest or a relationship which gives rise to a conflict of interest in relation to such a transaction, unless the Company takes reasonable steps to ensure fair treatment for the client.

In the event of a Material Interest arising, the Company should:

                (a) disclose to the client (whether in a Terms of Business or otherwise) any Material Interest or conflict of interest or duty it has in relation to a transaction before it advises that client about the transaction, or deals on behalf of that client in the exercise of discretion; and to believe on reasonable grounds that the client does not object to that Material Interest or conflict; or

(b) if disclosure is impracticable, disregard the interest or conflict, so that any disadvantage to the client is avoided; or

(c) ensure that any such Material Interest or conflict is eliminated.

The following are examples of potential conflicts:

❑	Dealing in investments as principal. The Company is not authorized to invest directly in securities on its own account.

❑
Dealing in investments as agent for more than one party. This is managed through the operation of dealing policies designed to ensure the fair and equal treatment of all clients e.g. the allocation of aggregated trades among clients (refer to Section 3.8.3 below, “Simultaneous Management of Client Portfolios” and Section 3.23 “Trading Policies).

❑	Dealing as dual agent e.g. agency crosses or internal switches (refer to Section 3.8.3 below, “Simultaneous Management of Client Portfolios” and Section 3.23 “Trading Policies” for further details).

❑	Transacting client trades with an affiliated broker. The Company has only one affiliated broker and no client transactions are permitted to be executed through this entity.

❑
Performance Fees. The Company may offer a performance fee arrangement to clients on request. The potential conflict of interest arising from performance-related fees is addressed by the Company’s procedure for the allocation of aggregated trades among clients (for details refer to Section 3.8.3 below “Simultaneous Management of Client Portfolios”).

❑
Pricing and Valuation. To avoid the potential conflict of interest inherent in every valuation where the fund manager is compensated on asset size and/or portfolio performance, the Company has adopted and approved policies and procedures specifically identifying the pricing source to be used for specific security types. Refer to Section 3.25 Valuation/Pricing for further details. Compliance with these policies and procedures is monitored using exception reporting, as well as regular review, testing and evaluation of the appropriateness of the procedures.

If an employee is uncertain as to whether an interest or relationship is material and adverse, they should consult the Chief Compliance Officer.

Directorships and External Appointments. Directorships of companies external to the Company may be material. Before accepting an executive or non-executive directorship or any other appointment in another company, employees, including executive directors, must obtain the prior approval of the Managing Director. The Chief Compliance Officer must be informed of all such appointments and changes.

Simultaneous Management of Client Portfolios Acting Collectively. The Company does and may act for a number of clients collectively. When proposing to act for clients collectively the Company will not do so before ensuring that there will be no material adverse effect on any client.

Allocation of Investment Opportunities. Investment opportunities should be allocated among clients in an equitable manner. For equity portfolios the Company makes stock selection decisions at committee level. Those stocks identified as investment opportunities are added to the Company’s list of approved stocks (“Stock List”). Portfolios will hold only those stocks contained in the Stock List, and portfolios governed by the same or a similar mandate will be structured similarly (that is, will hold the same or comparable stocks), and will exhibit similar characteristics. For bond portfolios investment decisions are also committee based, and all bond portfolios governed by the same or a similar mandate are structured in the same way. Sale and purchase opportunities identified at regular investment meetings will be applied to portfolios across the board, subject to the requirements of individual client mandates. Clients with performance-based fees shall be allocated investment opportunities in the same way as clients whose fees are not performance-based.

Allocation of Aggregated Trades.  All allocations must be fair between clients and, to be reasonable in the interests of clients, will generally be made in proportion to the size of the original orders placed. However where such allocation would create a material adverse effect on a client an adjustment may be made to the allocation. Where such adjustment is considered appropriate, the Company’s normal policy will be to adopt a random method of allocation between clients achieved through an automated process. Such allocations should not conflict with any instructions a client may have issued, or with any limitations placed on the degree of discretion the Portfolio Manager has to act on behalf of the client.

Dual Agency/Cross Trade. Dual Agency (also known as Cross Trading) concerns those transactions where the Company acts as agent for both the buyer and seller. The Company may from time to time act as agent for both parties with respect to transactions in investments. If the Company proposes to act in such capacity the Portfolio Manager will first: (a) obtain approval from the Chief Compliance Officer; and (b) inform the customer of the capacity in which the Company is acting.

If a Dual Agency transaction is conducted, the Company should issue contract notes to the customers where relevant.

No Dual Agency transaction can be undertaken for any ERISA customer.

Managing Conflicts of Interest in respect of Employee Personal Dealings. The Company must take reasonable steps to ensure that none of its directors, officers or employees (or those of its associates) effects any transaction on their own account which conflicts with client interests. These individuals are also prohibited from procuring any other person to enter into such a transaction (except in the proper course of their employment). For the purposes of clarity, this will include, but is not limited to, anyone connected with that individual by reason of a domestic or business relationship (other than as arises solely because that person is a client of the Company) such that the individual has influence over that person’s judgement as to how to invest his property or exercise any rights attaching to his Investments. The Company rules which govern personal account dealing and general ethical standards are set out in Section 3.7 “Code of Ethics” of this Program.

Chinese Wall Issues. Any other conflicts of interest arising from access to nonpublic information are addressed in the Mondrian Investment Partners Limited Code of Ethics under “Policy Statement on Insider Trading and Securities Fraud”.

Monitoring of Compliance with Conflicts of Interest Procedures. The Company’s Compliance Monitoring Program incorporates periodic reviews of areas where conflicts of interest might arise, including procedures for trade allocation, dual agency trades, affiliated brokers, daily pricing and others. Conflicts of interest arising from personal securities trading and other areas covered by the Company’s Code of Ethics and the Policy Statement on Insider Trading and Securities Fraud (see above Section 3.7) are also subject to regular review.

Any apparent violations of the above procedures shall be investigated and reported to the Chief Compliance Officer, who will determine any action necessary, including amendments to existing procedures.

Any material findings would be reported to senior management and the Compliance Committee (a sub-committee of the Company’s Board) and, where required, any relevant regulator.

BlackRock

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to Optimum International Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to Optimum International Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to Optimum International Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to Optimum International Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that Mr. Callan currently manages certain accounts that are subject to performance fees. In addition, Mr. Callan assists in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

6.           Fixed Income Fund:

The Manager
Individual portfolio managers may perform investment management services for other accounts similar to those provided to the Fund and the investment action for each account and the Fund may differ.  For example, one account or the Fund may be selling a security, while another account or the Fund may be purchasing or holding the same security.  As a result, transactions executed for one account and the Fund may adversely affect the value of securities held by another account.  Additionally, the management of multiple accounts and the Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple accounts and the Fund.  A portfolio manager may discover an investment opportunity that may be suitable for more than one account or the Fund.  The investment opportunity may be limited, however, so that all accounts and the Fund for which the investment would be suitable may not be able to participate.  The Manager has adopted procedures designed to allocate investments fairly across multiple accounts.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest.  While the Manager’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

PIMCO

                From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other.  The other accounts might have similar investment objectives or strategies as the Fund, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund.  The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades.  A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund.  Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of a Fund’s trades.  It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities.  A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines.  Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by a Fund and another account.  PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook.  PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees.  A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance.  Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund.  PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Fund and such other accounts on a fair and equitable basis over time.

C.           Compensation

Each portfolio manager’s compensation consists of the following:

1.           Large Cap Growth Fund:

Marsico
The compensation package for portfolio managers of MCM is structured as a combination of base salary (may be reevaluated at least annually), and periodic cash bonuses.  Bonuses are typically based on a number of factors including MCM’s overall profitability for the period.  Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services.  In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees.  Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool.  No other special employee incentive arrangements are currently in place or being planned.  In addition to salary and bonus, portfolio managers may participate in other MCM benefits to the same extent and on the same basis as other Marsico Capital employees.  Portfolio manager compensation comes solely from MCM.  In addition, MCM’s portfolio managers typically are offered equity interests in Marsico Management Equity, LLC, which indirectly owns MCM, and may receive distributions on those equity interests.

As a general matter, MCM does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks.  Although performance may be a relevant consideration, comparisons with fixed benchmarks may not always be useful.  Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s abilities.  To encourage a long-term horizon for managing portfolios, MCM evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements.  Other factors that may also be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within MCM’s investment team, contributions to MCM’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

T. Rowe Price
Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in certain investment partnerships. Compensation is variable and is determined based on the following factors.

Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms.

Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity.  The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Alger
An Alger portfolio manager’s compensation generally consists of salary and an annual bonus. In addition, portfolio managers are eligible for standard health and retirement benefits available to all Alger employees, including a 401(k) plan sponsored by Alger. A portfolio manager’s base salary is typically a function of the portfolio manager’s experience (with consideration given to type, investment style and size of investment portfolios previously managed), performance of his job responsibilities, and financial services industry peer comparisons. Base salary is generally a fixed amount that is subject to an annual review. The annual bonus is variable from year to year, and considers various factors, including:

•	the firm’s overall financial results and profitability;
•	the firm’s overall investment management performance;
•	current year’s and prior years’ pre-tax investment performance (both relative and absolute) of the portfolios for which the individual is responsible; and
•	the individual’s leadership contribution within the firm.

2.           Large Cap Value Fund:

TCW
The overall objective of the compensation program for portfolio managers is for the Advisor to attract what it considers competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate are designed to achieve these objectives and to reward the portfolio managers for their contribution to the success of their clients and the Advisor and its affiliates within The TCW Group (collectively, "TCW"). Portfolio managers are compensated through a combination of base salary, profit sharing based compensation ("profit sharing"), bonus and equity incentive participation in the Advisor’s immediate parent, The TCW Group, Inc. and/or ultimate parent, Société Générale (“equity incentives”).  Profit sharing and equity incentives generally represent most of the portfolio managers' compensation. In some cases, portfolio managers are eligible for discretionary bonuses.

Salary.    Salary is agreed to with managers at time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of the portfolio manager’s compensation.

Profit Sharing.  Profit sharing is linked quantitatively to a fixed percentage of income relating to accounts in the investment strategy area for which the portfolio managers are responsible and is paid quarterly. Profit sharing may be determined on a gross basis, without the deduction of expenses; in most cases, revenues are allocated to a pool and profit sharing compensation is paid out after the deduction of group expenses. The profit sharing percentage used to compensate a portfolio manager for management of a fund is generally the same as that used to compensate them for all other client accounts they manage in the same strategy for TCW, with limited exceptions involving grandfathered accounts (accounts that become clients of TCW before or after a specified date or former clients of a manager that joined TCW from another firm), firm capital of TCW or accounts sourced through a distinct distribution channel.  Income included in a profit sharing pool will relate to the products managed by the portfolio manager. In some cases, the pool includes revenues related to more than one equity or fixed income product where the portfolio managers work together as a team, in which case each participant in the pool is entitled to profit sharing derived from all the included products.  In certain cases, a portfolio manager may also participate in a profit sharing pool that includes revenues from products besides the strategies offered in the funds, including alternative investment products (as described below); the portfolio manger would be entitled to participate in such pool where he or she supervises, is involved in the management of, or is associated with a group, other members of which manage, such products. Profit sharing arrangements are generally the result of agreement between the portfolio manager and TCW, although in some cases they may be discretionary based on supervisor allocation.

In some cases, the profit sharing percentage is subject to increase based on the relative pre-tax performance of the investment strategy composite returns, net of fees and expenses, to that of the benchmark. The measurement of performance relative to the benchmark can be based on single year or multiple year metrics, or a combination thereof.  The benchmark used is the one associated with a fund managed by the portfolio manager as disclosed in the prospectus. Benchmarks vary from strategy to strategy but, within a given strategy, the same benchmark applies to all accounts, including the funds.

Certain accounts of TCW have a performance (or incentive) fee in addition to or in lieu of an asset-based fee. For these accounts, the profit sharing pool from which the portfolio managers' profit sharing compensation is paid will include the performance fees.  For investment strategies investing in marketable securities such as those employed in the Funds, the performance fee normally consists of an increased asset-based fee, the increased percentage of which is tied to the performance of the account relative to a benchmark (usually the benchmark associated with the strategy). In these marketable securities strategies, the profit sharing percentage applied relative to performance fees is generally the same as it is for the asset-based fees chargeable to a fund. In the case of alternative investment strategies and TCW’s “alpha” strategies” , performance fees are based on the account achieving net gains over a specified rate of return to the account or to a class of securities in the account. Profit sharing for alternative investment strategies may also include structuring or transaction fees. “Alpha strategies” are those in which the strategy seeks to provide incremental risk-adjusted return relative to a LIBOR rate of return through alpha and beta isolation  techniques, that include the use of options, forwards and derivative instruments. “Alternative investment strategies” include (a) mezzanine or other forms of privately placed financing, distressed investing, private equity, project finance, real estate investments, leveraged strategies (including short sales) and other similar strategies not employed by the Funds or (b) strategies employed by a funds that are offered in structured vehicles, such as collateralized loan obligations or collateralized debt obligations or in private funds (sometimes referred to as hedge funds).  In the case of certain alternative investment products in which a portfolio manager may be entitled to profit sharing compensation, the profit sharing percentage for performance fees may be lower or higher than the percentage applicable to the asset-based fees.

Discretionary Bonus/Guaranteed Minimums.    In general, portfolio managers do not receive discretionary bonuses. However, in some cases where portfolio managers do not receive profit sharing or where the company has determined the combination of salary and profit sharing does not adequately compensate the portfolio manager, discretionary bonuses may be paid by TCW. Also, pursuant to contractual arrangements, some portfolio managers may be entitled to a mandatory bonus if the sum of their salary and profit sharing does not meet certain minimum thresholds.

Equity Incentives.  All portfolio managers participate in equity incentives based on overall firm performance of TCW and its affiliates, through stock ownership or participation in stock option or stock appreciation plans of TCW and/or Société Générale. The TCW 2001 and 2005 TCW Stock Option Plans provide eligible portfolio managers the opportunity to participate in an effective economic interest in TCW, the value of which is tied to TCW’s annual financial performance as a whole.  Participation is generally determined in the discretion of TCW, taking into account factors relevant to the portfolio manager’s contribution to the success of TCW.  Portfolio managers participating in the TCW 2001 or 2005 TCW Stock Option Plan will also generally participate in Société Générale’s Stock Option Plan which grants options on its common stock, the value of which may be realized after certain vesting requirements are met.  Some portfolio managers are direct stockholders of TCW and/or Société Générale, as well.

Other Plans and Compensation  Vehicles. Portfolio managers may also participate in a deferred compensation plan that is generally available to a wide-range of officers of TCW, the purpose of which is to allow the participant to defer portions of income to a later date while accruing earnings on a tax-deferred basis based on performance of TCW-managed products selected by the participant. Portfolio managers may also elect to participate in TCW’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis.

MFS
Compensation.  Portfolio manager total cash compensation is a combination of base salary and performance bonus.

Base Salary - Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.  The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2008, the following benchmarks were used:
Portfolio Manager	Benchmark(s)
Nevin P. Chitkara	Lipper Large-Cap Value Funds
Lipper Global Funds
Lipper Mixed-Asset Target Allocation Moderate Funds
Lipper Equity-Income Funds
MSCI World Index
MSCI World Index Value
Lipper Global Large-Cap Value Funds
Russell 1000 Value Index
Standard & Poor’s 500 Stock Index
Standard & Poor’s 500 Stock/Citigroup Value Index
JP Morgan Global Government Bond Index
Barclay’s Capital U.S. Aggregate Bond Index
MSCI KOKUSAI Index

Steven R. Gorham	Lipper Large-Cap Value Funds
Lipper Global Funds
Lipper Equity-Income Funds
Russell 1000 Value Index
Standard & Poor’s 500 Stock Index
Standard & Poor’s 500 Stock/Citigroup Value Index
Barclay’s Capital U.S. Aggregate Bond Index
MSCI World Index
JP Morgan Global Government Bond Index
MSCI KOKUSAI Index

Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan.  Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms.  The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level as well as other factors.

3.           Small-Mid Cap Growth Fund:

CWAM
As of December 31, 2008, the portfolio manager of the Optimum Small-Mid Cap Growth Fund, Robert A. Mohn, receives all of his compensation from CWAM and its parent company, Columbia Management.  Mr. Mohn receives compensation in the form of salary and incentive compensation.  Typically, a high proportion of an analyst’s or portfolio manager’s incentive compensation is paid in cash with a smaller proportion going into two separate incentive plans.  The first plan is a notional investment based on the performance of certain Columbia Funds, including the Columbia Acorn Funds.  The second plan consists of Bank of America restricted stock and/or options. For 2008, investments in the second plan were made through a deferred cash program.  Both plans vest over three years from the date of issuance.  The CWAM total incentive compensation pool, including cash and the two incentive plans, is based on formulas, with investment performance of individual portfolio managers and certain analysts, plus firm-wide investment performance, as the primary drivers.

Analysts and portfolio managers are positioned in a number of compensation tiers based on cumulative performance of the portfolios that they manage.  Performance of each Fund for purposes of portfolio manager compensation is measured relative to its primary benchmark.  One and three year performance periods primarily drive incentive levels.  Excellent performance results in advancement to a higher tier until the highest tier is reached. Higher tiers have higher base compensation levels and wider incentive compensation ranges. While cumulative performance places analysts and managers in tiers, current year performance drives changes in incentive compensation levels. Incentive compensation varies by tier, and can range between a fraction of base pay to several times base pay; the objective being to provide very competitive total compensation for high performing analysts and portfolio managers.  If a Fund’s performance declines, the compensation incentives available to its analysts and portfolio manager(s) also decline.

Wellington Management
Wellington Management receives a fee based on the assets under management of the Fund as set forth in the Investment Subadvisory Agreement between Wellington Management and Optimum Fund Trust on behalf of the Fund.  Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Fund. The following information is as of June 30, 2009.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients.  Wellington Management’s compensation of the Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Fund (“Portfolio Manager”) includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner of Wellington Management is determined by the Managing Partners of the firm.  A partner’s base salary is generally a fixed amount that may change as a result of an annual review. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of a Portfolio Manager‘s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm.  The Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager.  The Portfolio Manager’s incentive payment relating to the Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results.  Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Manager, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Manager may also be eligible for bonus payments based on his overall contribution to Wellington Management’s business operations.  Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance.  Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula.  Messr. Angeli is a partner of the firm.

Fund	Benchmark Index and/or Peer Group for Incentive Period
Small Mid-Cap Growth	Russell 2000 Growth Index

4.           Small-Mid Cap Value Fund:

The Delafield Group of Toqueville

Compensation. Tocqueville is one of several investment sub-advisers to the Fund for which it is paid an advisory fee based on the value of the Fund assets under its management.

Tocqueville compensates the Portfolio Manager for the Fund with a base monthly payment and an annual bonus. In the case of the portfolio manager being responsible for managing multiple Tocqueville accounts, the method used to determine the compensation of the portfolio manager is the same for his management services on all accounts, including the Fund, where he is the primary investment adviser/portfolio manager. The base compensation is calculated and paid on a monthly basis. It is based on the amount of all investment advisory fees collected by Tocqueville each month, in arrears, generated from the value of the portfolio assets of accounts, including the Fund, for which the Portfolio Manager is the primary investment adviser/portfolio manager at Tocqueville. The Portfolio Manager is paid a percentage of all these fees and Tocqueville retains the balance. The percentage of fees to be paid the Portfolio Manager was mutually agreed to and established at the time the Portfolio Manager first joined Tocqueville.

Messrs. Delafield and Sellecchia receive compensation in connection with his management of the Fund and other accounts identified above based on a variable amount that is calculated as described above and paid on a monthly basis to the Delafield Group of Tocqueville. The Delafield Group investment team members, other than Messrs. Delafield and Sellecchia, will be paid a fixed salary out of the variable amount payable to the Delafield Group. Mr. Delafield and Mr. Sellecchia, after payment of the fixed salaries to other members of the investment team and certain other expenses, will split any of the variable amount remaining as their compensation.

The Portfolio Manager also receives a discretionary annual bonus that is determined by a number of factors. One of the primary components is the overall profitability of Tocqueville. Other factors include the expansion of the client account base and, the market environment for the period under review. Another component is the amount of Tocqueville revenue that was generated by the work and effort of the portfolio manager. Additional factors include the involvement of the Portfolio Manager in the investment management functions of Tocqueville; his role in the development of other investment professionals and his work relationship with support staff; and, his overall contribution to strategic planning and his input in decisions for the Tocqueville group of investment managers.

Upon retirement, the Portfolio Manager is entitled to receive a continuation of monthly compensation for ten years calculated in accordance with the formula for the base compensation described above, based on a declining percentage of the investment advisory fees paid by his clients who continue to be clients of Tocqueville subsequent to his retirement.

Killen
Compensation for portfolio managers includes a fixed salary plus a profit sharing program. Profit sharing is based upon the profitability of Killen, which is, in part, dependent upon the value of the total assets under management. Killen offers a 401(k) plan whereby portfolio managers may elect to contribute up to the legal limit and contributions are matched up to a fixed limit.

Westwood

Westwood compensates its portfolio managers for their management of the Optimum International Fund. Each named portfolio manager’s compensation consists of a base salary, cash bonus, and equity-based incentive compensation as well as a full benefits package. Westwood annually reviews all forms of compensation for all employees of the company. Base salary levels are maintained at levels that the compensation committee deems to be commensurate with similar companies in the asset management industry.

Percentages for each component of compensation are variable. Cash bonus awards are determined at year-end. The firm also offers a stock incentive program for all employees throughout the firm. Equity-based compensation awards, which currently consist of time vested restricted stock, are granted each February and vest over a four-year period from the date of grant. As owners, our employees' interests are closely aligned with those of our stockholders and clients; as a result, we all succeed together. In determining incentive compensation and annual merit-based salary increases, employees on the investment team are evaluated according to a combination of quantitative and qualitative factors. A major component of this evaluation is based upon the performance of individual stock recommendations and portfolio performance. Health insurance, employer-paid life insurance and employer-paid short and long-term disability insurance packages including a 401(k) plan with employer matching, are provided to all Westwood employees.

5.           International Fund:

Mondrian
Mondrian has the following programs in place to retain key investment staff:

Competitive Salary. All investment professionals are remunerated with a competitive base salary.

Profit Sharing Bonus Pool.  All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company’s profitability (approximately 30% of profits).

Equity Ownership. Mondrian is majority management owned. A high proportion of senior Mondrian staff (investment professionals and other support functions) are shareholders in the business.

Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term performance, teamwork, client service and marketing. As an individual’s ability to influence these factors depends on that individual’s position and seniority within the firm, so the allocation of participation in these programs will reflect this.

At Mondrian, the investment management of particular portfolios is not “star manager” based but uses a team system.  This means that Mondrian’s investment professionals are primarily assessed on their contribution to the team’s effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

Compensation Committee. In determining the amount of bonuses and equity awarded, Mondrian’s Board of Directors consults with the company’s Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

Defined Contribution Pension Plan. All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Plan provides death benefits for death in service and a spouse’s or dependant’s pension may also be payable.

BlackRock
BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance and revenue-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation. Discretionary incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a team revenue component. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Optimum International Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Optimum International Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Optimum International Fund include the S&P Citigroup Broad Market Index Global Ex-U.S.

Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Carey and Callan have each received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Carey and Callan have each participated in the deferred compensation program.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Messrs. Carey and Callan are each eligible to participate in these plans.

6.           Fixed Income Fund:

The Manager
Base Salary:  Each named portfolio manager receives a fixed base salary.  Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus:  Due to transitioning of responsibilities of our fixed income managers over the past year, some of the managers’ bonuses may have been guaranteed for the past year. It is anticipated that going forward an objective component will be added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database.  The following paragraph describes the structure of the non-guaranteed bonus.

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors.  There is one pool for bonus payments for the fixed income department.  The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts.  Generally, 60%-75% of the bonus is quantitatively determined.  For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according the Fund’s Lipper or Morningstar peer group percentile ranking on a one-year, three-year, and five-year basis, with longer-term performance more heavily weighted.  For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the Frank Russell and Callan Associates databases (or similar sources of relative performance data) on a one-year, three-year, and five-year basis, with longer term performance more heavily weighted.  There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the 25th-30th percentile.  There is a sliding scale for investment companies that are ranked above the 50th percentile.  The remaining 25%-40% portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance.  Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Incentive Plan/Equity Compensation Plan — Portfolio managers may be awarded options, stock appreciation rights, restricted stock awards, restricted stock units, deferred stock units, and performance awards (collectively, “Awards”) relating to the underlying shares of common stock of Delaware Investments U.S., Inc. pursuant to the terms of the Delaware Investments U.S., Inc. 2009 Incentive Compensation Plan (the “Plan”) established on March 24, 2009.  Since the establishment of the Plan, Awards are no longer granted under the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan effective December 26, 2008, which was established in 2001.

The Plan was established in order to:  assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts.    Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting.  Shares issued typically must be held for six months and one day, after which time the stockholder may put them back to the company, subject to any applicable holding requirements.  The fair market value of the shares of Delaware Investments U.S., Inc., is normally determined as of each March 31, June 30, September 30 and December 31.  The fair market value of shares of common stock underlying Awards granted on or after December 26, 2008 is determined by an independent appraiser utilizing an appraisal valuation methodology in compliance with Section 409A of the Internal Revenue Code and the regulations promulgated thereunder. The fair market value of shares of common stock underlying Awards granted prior to December 26, 2008 is determined by an independent appraiser utilizing a formula-based valuation methodology.

Other Compensation:  Portfolio managers may also participate in benefit plans and programs available generally to all employees.

PIMCO
PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement.  The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm.  The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus.  Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits.  Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan.  PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation.  PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus.  Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually.  Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success.  These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager.  Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

§
3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Fund) and relative to applicable industry peer groups;

§	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

§	Amount and nature of assets managed by the portfolio manager;
§	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

§	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
§	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

§	Contributions to asset retention, gathering and client satisfaction;
§	Contributions to mentoring, coaching and/or supervising; and

§	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.  Final bonus award amounts are determined by the PIMCO Compensation Committee.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period.  The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth.  Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Key employees of PIMCO, including certain Managing Directors, Executive Vice Presidents, and Senior Vice Presidents, are eligible to participate in the PIMCO Class M Unit Equity Participation Plan, a long-term equity plan.  The Class M Unit Equity Participation Plan grants options on PIMCO equity that vest in years three, four and five.  Upon vesting, the options will convert into PIMCO M Units, which are non-voting common equity of PIMCO.  M Units pay out quarterly distributions equal to a pro-rata share of PIMCO’s net profits.  There is no assured liquidity and they may remain outstanding perpetually.

Profit Sharing Plan.  Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits.  Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

D.           Ownership of Shares
[As of March 31, 2010, none of the portfolio managers owned Fund shares.]

TRADING PRACTICES AND BROKERAGE

Portfolio transactions are executed by the Manager or the respective Sub-Adviser, as appropriate, on behalf of each Fund in accordance with the standards described below.

The Manager or the respective Sub-Adviser selects broker/dealers to execute transactions on behalf of the Fund for the purchase or sale of portfolio securities on the basis of the Manager’s or the respective Sub-Adviser’s, as appropriate, judgment of their professional capability to provide the service.  The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Funds.  Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction.  Each Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager’s or the respective Sub-Adviser’s trading department as to rates paid and charged for similar transactions throughout the securities industry.  In some instances, a Fund may pay a minimal share transaction cost when the transaction presents no difficulty.  Fixed income trades are made on a net basis where securities are either bought or sold directly from or to a broker/dealer.  In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price), which is the equivalent of a commission.

Portfolio transactions for certain of the Funds may be effected in foreign markets that may not allow negotiation of commissions or where it is customary to pay fixed rates.

During the last three fiscal years ended March 31, 2010, 2009, and 2008, the aggregate dollar amounts of brokerage commissions paid by each Fund were as follows:

Fund	2010	2009	2008
Optimum Large Cap Growth Fund	$[ ]	$2,511,455	$827,690
Optimum Large Cap Value Fund	$[ ]	$746,012	$762,141
Optimum Small-Mid Cap Growth Fund	$[ ]	$284,429	$169,322
Optimum Small-Mid Cap Value Fund	$[ ]	$367,461	$206,123
Optimum International Fund	$[ ]	$205,222	$90,897
Optimum Fixed Income Fund	$[ ]	$35,035	$36,424

The following Sub-Advisers effected Fund transactions through their affiliated brokers.  For the last three fiscal years, the aggregate amount of all commissions for transaction effected through the affiliated brokers, the percentage such amount represented all commissions generated by the Sub-Advisers directed transactions, and the percentage of all transactions effected through the affiliated brokers are disclosed below.

2010

Fund/Sub-Adviser	Name Of Affiliated Broker	Aggregate Amount Of Commissions Paid To An Affiliated Broker	Percent Of Aggregate Commissions Paid To An Affiliated Broker	Percent Of Aggregate Amount Of Transactions Effected Through Affiliated Broker

2009

Fund/Sub-Adviser	Name Of Affiliated Broker	Aggregate Amount Of Commissions Paid To An Affiliated Broker	Percent Of Aggregate Commissions Paid To An Affiliated Broker	Percent Of Aggregate Amount Of Transactions Effected Through Affiliated Broker
Large Cap Growth Fund/Alger	Fred Alger & Co., Inc.	$129,801	7.20%	8.80%
Small-Mid Cap Fund/Killen	Berwyn Financial Svcs.	$31,000	28.4%	28.0%

2008

Fund/Sub-Adviser	Name Of Affiliated Broker	Aggregate Amount Of Commissions Paid To An Affiliated Broker	Percent Of Aggregate Commissions Paid To An Affiliated Broker	Percent Of Aggregate Amount Of Transactions Effected Through Affiliated Broker
Small-Mid Cap Fund/Killen	Berwyn Financial Svcs.	$17,962	30.8%	30.3%

Subject to best execution and Rule 12b-1(h) under the 1940 Act, the Manager or Sub-Advisers may allocate brokerage business to broker/dealers who provide brokerage and research services.  These services may include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses.  Such services are used by the manager or a sub-adviser in connection with its investment decision-making process with respect to one or more Funds and accounts managed by it, and may not be used, or used exclusively, with respect to the Fund or account generating the brokerage.

As provided in the 1934 Act, as amended, and the Management Agreement and Sub-Advisory Agreements, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided.  Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Funds paying higher commissions, the Manager and Sub-Advisers believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided.  In some instances, services may be provided to the Manager or a Sub-Adviser that constitute in some part brokerage and research services used by the Manager or Sub-Adviser in connection with its investment decision-making process, and constitute in some part services used by the Manager or Sub-Adviser in connection with administrative or other functions not related to its investment decision-making process.  In such cases, the Manager or Sub-Adviser will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the manager or sub-adviser in connection with administrative or other functions not related to its investment decision-making process.

During the fiscal year ended March 31, 2010, the Funds paid brokerage commissions in the amounts indicated below to broker/dealers who provided brokerage and research services:

Fund	Brokerage Commissions Directed For Brokerage And Research Services

*Previously, soft dollar services were typically viewed as receiving third party research through broker commissions. Recent regulatory releases have modified this approach. In addition to traditional third party research, soft dollar services are now considered to include bundled broker-dealer research. This change is based on both the Securities and Exchange Commission's recent interpretive release on client commission practices and the United Kingdom Financial Services Authority's policy on bundled brokerage and soft commission arrangements. As a result, TCW now reports commissions for both traditional (non-broker dealer) third party research and bundled broker-dealer research.

As of March 31, 2010, the following Funds held securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act:

Fund	Regular Brokers/Dealers

Combined orders for two or more accounts or funds engaged in the purchase or sale of the same security may be placed if the judgment is made that joint execution is in the best interest of each participant and will result in best execution.  Transactions involving commingled orders are allocated in a manner deemed equitable to each account.  When a combined order is executed in a series of transactions, at different prices, each account participating in the order may be allocated an average price obtained from the executing broker.  The Manager or Sub-Advisers may randomly allocate purchases or sales among participating accounts when the amounts involved are too small to be evenly proportioned in a cost efficient manner.  In performing random allocations, the Manager or Sub-Advisers will consider consistency of strategy implementation among participating accounts.  It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts.  Although it is recognized that, in some cases, joint execution of orders and/or random allocation of small orders could adversely affect the price or volume of the security that a particular account may obtain, the advantages of combined orders or random allocation based on size may outweigh the possible advantages of separate transactions.

Consistent with Financial Industry Regulatory Authority (“FINRA”) rules, and subject to seeking best execution, the Manager or Sub-Advisers may place orders with broker/dealers that have agreed to defray certain Fund expenses, such as custodian fees.

In addition, so long as no fund is disadvantaged, portfolio transactions that generate commissions or their equivalent may be allocated to broker/dealers who provide daily portfolio pricing services to the Trust.  Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

CAPITAL STRUCTURE

Capitalization
The Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value allocated to each Class of each Fund.  All shares are, when issued in accordance with the Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid and non-assessable.  Shares do not have preemptive rights.  All shares of each Fund represent an undivided proportionate interest in the assets of such Fund.  Shares of the Funds’ Institutional Class may not vote on any matter that affects the Fund Classes’ distribution plans under Rule 12b-1.  Similarly, as a general matter, shareholders of the Fund Classes may vote only on matters affecting their respective Class, including the Fund Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold.  However, Class B Shares may vote on any proposal to increase materially the fees to be paid by a Fund under the Rule 12b-1 Plan relating to such Fund’s Class A Shares.  Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of each Fund.  General expenses of the Funds will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Fund Classes’ Rule 12b-1 Plans will be allocated solely to those classes.

Non-cumulative Voting
The Trust’s shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

PURCHASING SHARES

As of the close of business on July 31, 2007, the Funds ceased to permit new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) or 457 plans), in Class B Shares in any of the Funds, except through a reinvestment of dividends or capital gains or permitted exchanges.  Existing shareholders of Class B Shares may continue to hold their Class B Shares, reinvest dividends into Class B shares, and exchange their Class B Shares of one Fund for Class B Shares of another Fund, as permitted by existing exchange privileges.

For Class B Shares outstanding as of July 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B Shares attributes, including the contingent deferred sales charge (“CDSC”)_schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form.  You will be notified via Supplement if there are any changes to these attributes, sales charges, or fees.

General Information
Shares of each Fund are offered on a continuous basis by the Distributor and may be purchased only through a securities dealer or other financial intermediary that has entered into a Dealer’s Agreement with the Funds’ Distributor (a “participating securities dealer or other financial intermediary”).  Participating securities dealers and other financial intermediaries are responsible for transmitting orders promptly.  The Trust reserves the right to suspend sales of a Fund’s shares, and reject any order for the purchase of Fund shares if, in the opinion of management, such rejection is in such Fund’s best interest.

The minimum initial investment generally is $2,500 for Class A Shares and Class C Shares.  Subsequent purchases of such Classes generally must be at least $100.  The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, Trustees and employees of the Funds, the Manager or any of the Manager’s affiliates if the purchases are made pursuant to a payroll deduction program.  Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an automatic investment plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25.  There are no minimum purchase requirements for accounts opened under an asset allocation program established through a participating securities dealer or other financial intermediary.  There are no minimum purchase requirements for the Institutional Class, but certain eligibility requirements must be satisfied.

For Class C Shares, each purchase must be in an amount that is less than $1 million.  The Funds will reject any purchase order for $1,000,000 or more of Class C Shares.  An investor should keep in mind that reduced front-end sales charges apply to investments of $75,000 or more (Large Cap Growth Fund, Large Cap Value Fund, Small-Mid Cap Growth Fund, Small-Mid Cap Value Fund, and International Fund) or $100,000 or more (Fixed Income Fund) in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and are not subject to a CDSC.  Selling dealers are responsible for transmitting orders promptly.  If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred.  Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any Fund.  Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

Each Fund also reserves the right, following shareholder notification, to charge a service fee on certain accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months.  Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum.  If the account has not reached the minimum balance requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance.  The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts.  No fees will be charged without proper notice, and no CDSC will apply to such assessments.  Fees will not be imposed on accounts that are held in certain asset allocation programs established through a participating securities dealer or other financial intermediary.

Each Fund also reserves the right, upon 60 days’ written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions.  An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC if he or she redeems any portion of his or her account.

Class A Shares, Class B Shares, and Class C Shares represent a proportionate interest in each Fund’s assets and will receive a proportionate interest in such Fund’s income, before application of any expenses under such Funds’ Rule 12b-1 Plan.

Certificates representing shares purchased are not issued.  However, an investor will have the same rights of ownership with respect to such shares as if certificates had been issued.

Accounts of certain omnibus accounts and managed or asset-allocation programs may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

Alternative Purchase Arrangements - Class A and Class C Shares
The alternative purchase arrangements offered for the Fund Classes permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances.  Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses of up to a maximum of 0.35% of the average daily net assets of Class A Shares, or to purchase or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses.  Class C Shares are subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% (0.25% of which are service fees to be paid to the Distributor, participating securities dealers or other financial intermediaries for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class.  Class C Shares do not convert to another Class.

The higher Rule 12b-1 Plan expenses on Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares.  However, there can be no assurance as to the return, if any, that will be realized on such additional money.  In addition, the effect of any return earned on such additional money will diminish over time.

For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule 12b-1 Plan fees and, in the case of Class C Shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption.  Participating securities dealers or other financial intermediaries may receive different compensation for selling Class A Shares and Class C Shares.  Investors should understand that the purpose and function of the respective Rule 12b-1 Plans and the CDSC applicable to Class C Shares are the same as those of the Rule 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes.  See “Plans Under Rule 12b-1 for the Fund Classes” below for more information.

Dividends, if any, paid on the Fund Classes and Institutional Class Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the amounts of Rule 12b-1 Plan expenses relating to Class A Shares and Class C Shares will be borne exclusively by such shares.  See “Determining Offering Price and Net Asset Value” below for more information.

Class A Shares:  Purchases of $75,000 or more (with respect to the Large Cap Growth Fund, Large Cap Value Fund, Small-Mid Cap Growth Fund, Small-Mid Cap Value Fund, and International Fund) or $100,000 or more (with respect to the Fixed Income Fund) of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes’ Prospectus, and may include a series of purchases over a 13-month period under a letter of intent signed by the purchaser.  See “Special Purchase Features -- Class A Shares” below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

From time to time, the Distributor may re-allow to participating securities dealers or other financial intermediaries the full amount of the front-end sales charge.  The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid.  Participating securities dealers may be deemed to have additional responsibilities under the securities laws.  Dealers or other financial intermediaries who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Class A Broker Exchanges
           Class A shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries ("Programs") may be exchanged by the financial intermediary on behalf of the shareholder for Institutional Class shares of the Fund under certain circumstances, including such Program's eligibility to purchase Institutional Class shares of the Fund. Such exchange will be on the basis of the net asset values per share, without the imposition of any sales load, fee or other charge.

If a shareholder of Institutional Class shares has ceased his or her participation in the Program, the financial intermediary may exchange all such Institutional Class shares for Class A shares of the Fund. Such exchange will be on the basis of the relative net asset values of the shares, without imposition of any sales load, fee or other charge. Holders of Class A shares that were sold without a front-end sales load but for which the Distributor has paid a commission to a financial intermediary are generally not eligible for this exchange privilege until two years after the purchase of such Class A shares.

Exchange of Class A shares for Institutional Class shares of the same Fund, or the exchange of Institutional Class shares for Class A shares of the same Fund, under these particular circumstances, will be tax-free for federal income tax purposes. You should also consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares.

This exchange privilege is subject to termination and may be amended from time to time.

Dealer’s Commission – Class A Shares
Participating securities dealers or other financial intermediaries may be eligible for a dealer’s commission in connection with certain purchases made under a letter of intent or pursuant to an investor’s right of accumulation.  Participating securities dealers or other financial intermediaries should contact the Distributor concerning the applicability and calculation of the dealer’s commission in the case of combined purchases.

An exchange from other Funds will not qualify for payment of the dealer’s commission, unless a dealer’s commission or similar payment has not been previously paid on the assets being exchanged.  The schedule and program for payment of the dealer’s commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge Alternative - Class B and Class C Shares
Proceeds from the CDSC and the annual Rule 12b-1 Plan fees applicable to Class B and C Shares are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B and C Shares.  These payments support the compensation paid to participating securities broker/dealers or other financial intermediaries for selling Class B and C Shares.  Payments to the Distributor and others under the Class B and C Rule 12b-1 Plans may be in an amount equal to no more than 1.00% annually.  The combination of the CDSC and the proceeds of the Rule 12b-1 Plans fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

Holders of Class B and C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B and C Shares described in this Part B, even after the exchange.  See “Redemption and Exchange” below.

Automatic Conversion of Class B Shares
During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual Rule 12b-1 Plan expenses of up to 1.00% of average daily net assets of those shares.  At the end of eight years after purchase, an investor’s Class B Shares will be automatically converted into Class A Shares of a Fund.  Such conversion will constitute a tax-free exchange for federal income tax purposes.  Investors should consult their tax advisers regarding the state and local tax consequences of the conversion or exchange of classes of shares.  Class A Shares into which Class B Shares will convert are subject to ongoing annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a “Conversion Date”).  A business day is any day that the New York Stock Exchange (“NYSE”) is open for business (“Business Day”).  If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor’s Class B Shares will be converted on that date.  If the eighth anniversary occurs between Conversion Dates, an investor’s Class B Shares will be converted on the next Conversion Date after such anniversary.  Consequently, if a shareholder’s eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert to Class A Shares.

Class B Shares acquired through reinvestment of dividends will convert to Class A Shares of a Fund pro rata with Class B Shares of the Fund not acquired through dividend reinvestment.

Plans under Rule 12b-1  for the Fund Classes
Pursuant to Rule 12b-1 under the 1940 Act, each Fund has adopted a separate plan for the Fund Classes (the “Plans”).  Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies.  The Plans do not apply to Institutional Class Shares of the Funds.  Institutional Class shares are not included in calculating the Plans’ fees, and the Plans are not used to assist in the distribution and marketing of such Shares of the Funds.  Holders of Institutional Class Shares of the Funds may not vote on matters affecting the Plans.

The Plans permit the Funds, pursuant to their Distribution Agreement, to pay out of the assets of the Fund Classes monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes.  These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to participating securities broker/dealers or other financial intermediaries.  In connection with the promotion of shares of the Fund Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising.  The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and information concerning the Fund Classes and increase sales of the Fund Classes.

In addition, each Fund may make payments from the Rule 12b-1 Plan fees of its respective Fund Classes directly to others, such as banks, who aid in the distribution of class shares or provide services in respect of a Class, pursuant to service agreements with the Trust.  The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to participating securities dealers or other financial intermediaries with respect to the initial sale of such shares.

The maximum aggregate fee payable by the Funds under the Plans, and the Funds’ Distribution Agreement, is, on an annual basis, up to 0.35% (0.25% of which are service fees to be paid to the Distributor, securities dealers or other financial intermediaries for providing personal service and/or maintaining shareholder accounts) of each Fund’s Class A Shares’ average daily net assets for the year, and up to 1.00% (0.25% of which are service fees to be paid to the

Distributor, securities dealers or other financial intermediaries for providing personal service and/or maintaining shareholder accounts) of each Fund’s Class B Shares’ and Class C Shares’ average daily net assets for the year.  The Fund’s Distributor may reduce/waive these amounts at any time.

While payments pursuant to the Plans may not exceed the foregoing amounts, the Plans do not limit fees to amounts actually expended by the Distributor.  It is therefore possible that the Distributor may realize a profit in any particular year.  However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans.  The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Fund Classes.  The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Trust’s Independent Trustees, who may reduce the fees or terminate the Plans at any time.

All of the distribution expenses incurred by the Distributor and others, such as participating securities dealers or other financial intermediaries, in excess of the amount paid on behalf of Class A Shares, Class B Shares, and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes.  Subject to seeking best execution, the Funds may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Plans.

From time to time, the Distributor may pay additional amounts from its own resources to participating securities dealers or other financial intermediaries for aid in distribution or for aid in providing administrative services to shareholders.

The Plans and the Distribution Agreement have all been approved by the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans and related Distribution Agreement by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement.  Continuation of the Plans and such Distribution Agreement must be approved annually by the Board in the same manner as specified above.

Each year, the Board must determine whether continuation of the Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable likelihood of each Plan providing a benefit to its respective Fund Class.  The Plans and the Distribution Agreement, as amended, may be terminated with respect to a Fund Class at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreement, or by a majority vote of the relevant Fund Class’ outstanding voting securities.  Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class’ outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreement.  With respect to each Class A Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of a Fund’s Class B Shares.  Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreement.  In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreement.  Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board for their review.

For the fiscal year ended March 31, 2010, Rule 12b-1 Plan payments from Large Cap Growth Fund’s Class A, Class B, and Class C Shares were: $[   ], $[   ], and $[   ], respectively.  Such amounts were used for the following purposes:

Large Cap Growth Fund	Class A Shares	Class B Shares	Class C Shares
Annual/Semi-Annual Reports	$[ ]	$[ ]	$[ ]
Broker Sales Charges	$[ ]	$[ ]	$[ ]
Broker Trails	$[ ]	$[ ]	$[ ]
Interest on Broker Sales Charges	$[ ]	$[ ]	$[ ]
Promotional-Other	$[ ]	$[ ]	$[ ]
Prospectus Printing	$[ ]	$[ ]	$[ ]
Wholesaler Expenses	$[ ]	$[ ]	$[ ]
Total	$[ ]	$[ ]	$[ ]

For the fiscal year ended March 31, 2010, Rule 12b-1 Plan payments from Large Cap Value Fund’s Class A, Class B, and Class C Shares were $[   ], $[   ], and $[   ], respectively.  Such amounts were used for the following purposes:

Large Cap Value Fund	Class A Shares	Class B Shares	Class C Shares
Annual/Semi-Annual Reports	$[ ]	$[ ]	$[ ]
Broker Sales Charges	$[ ]	$[ ]	$[ ]
Broker Trails	$[ ]	$[ ]	$[ ]
Interest on Broker Sales Charges	$[ ]	$[ ]	$[ ]
Promotional-Other	$[ ]	$[ ]	$[ ]
Prospectus Printing	$[ ]	$[ ]	$[ ]
Wholesaler Expenses	$[ ]	$[ ]	$[ ]
Total	$[ ]	$[ ]	$[ ]

For the fiscal year ended March 31, 2010, Rule 12b-1 Plan payments from Small-Mid Cap Growth Fund’s Class A, Class B, and Class C Shares were: $[   ], $[   ], and $[   ], respectively.  Such amounts were used for the following purposes:

Small-Mid Cap Growth Fund	Class A Shares	Class B Shares	Class C Shares
Annual/Semi-Annual Reports	$[ ]	$[ ]	$[ ]
Broker Sales Charges	$[ ]	$[ ]	$[ ]
Broker Trails	$[ ]	$[ ]	$[ ]
Interest on Broker Sales Charges	$[ ]	$[ ]	$[ ]
Promotional-Other	$[ ]	$[ ]	$[ ]
Prospectus Printing	$[ ]	$[ ]	$[ ]
Wholesaler Expenses	$[ ]	$[ ]	$[ ]
Total	$[ ]	$[ ]	$[ ]

For the fiscal year ended March, 31, 2010, Rule 12b-1 Plan payments from Small-Mid Cap Value Fund’s Class A, Class B, and Class C Shares were: $[   ], $[   ], and $[   ], respectively.  Such amounts were used for the following purposes:

Small-Mid Cap Value Fund	Class A Shares	Class B Shares	Class C Shares
Annual/Semi-Annual Reports	$[ ]	$[ ]	$[ ]
Broker Sales Charges	$[ ]	$[ ]	$[ ]
Broker Trails	$[ ]	$[ ]	$[ ]
Interest on Broker Sales Charges	$[ ]	$[ ]	$[ ]
Promotional-Other	$[ ]	$[ ]	$[ ]
Prospectus Printing	$[ ]	$[ ]	$[ ]
Wholesaler Expenses	$[ ]	$[ ]	$[ ]
Total	$[ ]	$[ ]	$[ ]

For the fiscal year ended March 31, 2010, Rule 12b-1 Plan payments from International Fund’s Class A, Class B, and Class C Shares were: $[   ], $[   ], and $[   ], respectively.  Such amounts were used for the following purposes:

International Fund	Class A Shares	Class B Shares	Class C Shares
Annual/Semi-Annual Reports	$[ ]	$[ ]	$[ ]
Broker Sales Charges	$[ ]	$[ ]	$[ ]
Broker Trails	$[ ]	$[ ]	$[ ]
Interest on Broker Sales Charges	$[ ]	$[ ]	$[ ]
Promotional-Other	$[ ]	$[ ]	$[ ]
Prospectus Printing	$[ ]	$[ ]	$[ ]
Wholesaler Expenses	$[ ]	$[ ]	$[ ]
Total	$[ ]	$[ ]	$[ ]

For the fiscal year ended March 31, 2010, Rule 12b-1 Plan payments from Fixed Income Fund’s Class A, Class B, and Class C Shares were: $[   ], $[   ], and $[   ], respectively.  Such amounts were used for the following purposes:

Fixed Income Fund	Class A Shares	Class B Shares	Class C Shares
Annual/Semi-Annual Reports	$[ ]	$[ ]	$[ ]
Broker Sales Charges	$[ ]	$[ ]	$[ ]
Broker Trails	$[ ]	$[ ]	$[ ]
Interest on Broker Sales Charges	$[ ]	$[ ]	$[ ]
Promotional-Other	$[ ]	$[ ]	$[ ]
Prospectus Printing	$[ ]	$[ ]	$[ ]
Wholesaler Expenses	$[ ]	$[ ]	$[ ]
Total	$[ ]	$[ ]	$[ ]

Other Payments to Dealers
The Distributor and its affiliates may pay compensation at their own expense and not as an expense of the Funds, to affiliated or unaffiliated brokers, dealers, or other financial intermediaries (“Financial Intermediaries”) in connection with the sale or retention of Fund shares and/or shareholder servicing (“distribution assistance"). For example, the Distributor may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for subaccounting, administrative or shareholder processing services, marketing and educational support and ticket charges. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Funds), amount of assets invested by the Financial Intermediary's customers (which could include current or aged assets of the Funds), the Funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Distributor.

A significant purpose of these payments is to increase sales of the Funds' shares. The Funds' investment adviser or its affiliates may benefit from the Distributor's or its affiliates’ payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through such Financial Intermediaries.

Special Purchase Features — Class A Shares
Letter of intent:  The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser within a 13-month period pursuant to a written letter of intent provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the service agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period.  The Funds no longer accept retroactive letters of intent.  The 13-month period begins on the date of the earliest purchase.  If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased.  If such payment is not made within 20 days following the expiration of the 13-month period, the Service agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference.  Such purchasers may include the values (at offering price at the level designated in their letter of intent) of all their shares of the Funds (except shares of any Fund which does not carry a front-end sales charge or CDSC, unless they were acquired through an exchange from a Fund which carried a front-end sales charge or CDSC) previously purchased and still held as of the date of their letter of intent toward the completion of such letter.  For purposes of satisfying an investor’s obligation under a letter of intent, Class B Shares and Class C Shares of the Funds may be aggregated with Class A Shares of the Funds.

Combined Purchases Privilege:  In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds (except shares of any Fund which does not carry a front-end sales charge or CDSC, unless they were acquired through an exchange from a Fund which carried a front-end sales charge or CDSC).

The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
In determining the availability of the reduced front-end sales charge previously set forth with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the Funds (except shares of any Fund which does not carry a front-end sales charge or CDSC, unless they were acquired through an exchange from a Fund which carried a front-end sales charge or CDSC).  If, for example, any such purchaser has previously purchased and still holds Class A Shares of Large Cap Growth Fund and/or shares of any other of the Classes described in the previous sentence with a value of $70,000 and subsequently purchases $10,000 at offering price of additional Class A Shares of Large Cap Growth Fund, the charge applicable to the $10,000 purchase would currently be 4.75%.  For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase.  Investors should refer to the table of sales charges for Class A Shares in the Fund Classes’ Prospectus to determine the applicability of the Right of Accumulation to their particular circumstances.

35-Day Reinvestment Privilege
Holders of Class A Shares of the Funds (and of the Institutional Class holding shares which were acquired through an exchange from another Fund offered with a front-end sales charge) who redeem such shares have 35 days from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Funds.  In the case of Class A Shares, the reinvestment will not be assessed an additional front-end sales charge.  The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other Funds may be sold.  Persons investing redemption proceeds from direct investments in a Fund offered without a front-end sales charge will be required to pay the applicable sales charges when purchasing Class A shares.  The reinvestment privilege does not extend to redemptions of Class B or Class C Shares.

Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share).  The reinvestment will be made at the NAV next determined after receipt of remittance.

Any reinvestment directed to a Fund in which the investor does not then have an account will be treated like all other initial purchases of the Fund’s shares.

INVESTMENT PLANS

Reinvestment Plan
Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be credited to the shareholder’s account on that date.  All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment date).  A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the next fiscal year.

Reinvestment of Dividends in Other Funds
Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of the Fund Classes may automatically reinvest dividends and/or distributions in any of the Funds, in states where their shares may be sold.  Such investments will be at NAV at the close of business on the reinvestment date without any front-end sales charge.  The Service agent must be notified in writing and an account in the Fund into which the dividends and/or distributions are to be invested must have been established.  Any reinvestment directed to a Fund in which the investor does not then have an account will be treated like all other initial purchases of the Fund’s shares.

Subject to the following limitations, dividends and/or distributions from one Fund may be invested in shares of another Fund, provided an account has been established.  Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares.  Dividends from Class B Shares may be directed only to other Class B Shares, and dividends from Class C Shares may be directed only to other Class C Shares.

Investing by Exchange
If you have an investment in one Fund, you may authorize an exchange of part or all of your investment into shares of another Fund.  If you wish to open an account by exchange, call your participating securities dealer or other financial intermediary for more information.  All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Funds’ Prospectuses.  See “Redemption and Exchange” below for more complete information concerning your exchange privileges.

Permissible exchanges into Class A Shares of the Funds will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends).  Permissible exchanges into Class B Shares or Class C Shares of the Funds will be made without the imposition of a CDSC by the Fund from which the exchange is being made at the time of the exchange.

Retirement Accounts for the Fund Classes
An investment in the Funds may be suitable for tax-deferred retirement plans, such as an individual retirement account (“IRA”), Roth IRA or the Coverdell Education Savings Account.  To determine whether the benefits of a tax-sheltered account is appropriate, you should consult with a tax adviser.

Purchases of Class B Shares are subject to a maximum purchase limitation of $100,000 for retirement accounts.  Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such accounts.  The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.  The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares.  See the Fund Classes Prospectus for a list of the instances in which the CDSC is waived.

Retirement accounts may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees.  Fees may be shared by Delaware Management Trust Company, the Service agent, other affiliates of the Manager, participating securities dealers or other financial intermediaries (including LPL) and others that provide services to such Plans.

Certain shareholder investment services available to non-retirement accounts shareholders may not be available to retirement account shareholders.  Certain retirement accounts may qualify to purchase shares of the Institutional Class shares.  See Institutional Class, above.  For additional information on any of the plans and retirement services, contact your participating securities dealer or other financial intermediary.

It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant.  For further details, including applications for any of these accounts, contact your participating securities dealer or other financial intermediary.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

Each Fund has authorized one or more participating securities dealers or other financial intermediaries to accept purchase and redemption orders on behalf of the Fund.  Such participating securities dealers or other financial intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of each Fund.  For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when a participating securities dealer or other financial intermediary or, if applicable, its authorized designee, accepts the order.  Investors may be charged a fee when effecting transactions through a participating securities dealer or other financial intermediary.

Orders for purchases and redemptions of Class A Shares are effected at the offering price next calculated after the receipt of the order by the Fund, it agent or authorized designee.  The offering price for Class A Shares consists of the NAV per share plus any applicable sales charges.  Orders for purchases and redemptions of Class B Shares, Class C Shares and Institutional Class Shares are effected at the NAV per share next calculated after the order is placed.  Participating securities dealers or other financial intermediaries are responsible for transmitting orders promptly.

Offering price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m., Eastern time, on days when the NYSE is open for business.  The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed:  New Year’s Day, Martin Luther King, Jr.’s Birthday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.  The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern Time.  When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made, and purchase and redemption orders will not be processed.  In the event of changes in the NYSE’s time of closing, the Trust reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

Each Fund’s NAV per share for each Class is calculated by subtracting the liabilities of each class from its total assets and dividing by the resulting number of the shares outstanding for that class.  Expenses and fees are accrued daily.  In determining each Fund’s total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds’ pricing procedures.  Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices.  Non-exchange traded options are valued at fair value using a mathematical model.  Futures contracts are valued at their daily quoted settlement price.  Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices.  Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange, as provided by an independent pricing service.  Use of a pricing service has been approved by the Board.  Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Subject to the foregoing, securities for which market quotations are determined to be not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board.

Each Class of the Funds will bear, pro-rata, all of the common expenses of the Funds.  The NAVs of all outstanding shares of each Class of the Funds will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Funds represented by the value of shares of that Class.  All income earned and expenses incurred by the Funds will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class’ percentage in the Funds represented by the value of shares of such Classes, except that the Fund Classes alone will bear the Rule 12b-1 Plan expenses payable under their respective Plans.  Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of each Fund will vary.

REDEMPTION AND EXCHANGE

General Information
Shares can be redeemed or exchanged in a number of different ways that are described below.  Exchanges are subject to the requirements of the Funds, and all exchanges of shares constitute taxable events.  Further, in order for an exchange to be processed, shares of the Fund being acquired must be registered in the state where the acquiring shareholder resides.  An exchange constitutes, for tax purposes, the sale of one Fund and the purchase of another.  The sale may involve a capital gain or loss to the shareholder for federal income tax purposes.  You may want to consult your participating securities dealer or other financial intermediary to discuss which Funds will best meet your changing objectives, and the consequences of any exchange transaction.  Your ability to exchange may be limited if the purchase side of your exchange order is rejected for any reason.  In such an instance, we will generally honor your redemption order part of the exchange order.

Shares will be redeemed or exchanged at a price based on the NAV next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC.  For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next Business Day.  See the Funds’ Prospectuses for more information.  A redemption request may indicate a specific dollar amount.  In the case of such a request, and in the case of certain redemptions from retirement accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner.  Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC.  Payment for shares redeemed will ordinarily be mailed the next Business Day, but in no case later than seven days, after receipt of a redemption request in good order.  Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder’s address of record.

Except as noted below, for a redemption request to be in “good order,” it must provide the account number, account registration and total number of shares or dollar amount of the transaction.  Exchange requests must also provide the name of the Fund in which the proceeds are to be invested.  Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered.  The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days’ written notice to shareholders.

In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists, as a result of which disposal by the Funds of securities owned by them is not reasonably practical, or it is not reasonably practical for the Funds fairly to value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption or repurchase.  In such cases, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

Payment for shares redeemed or repurchase may be made either in cash or in kind, or partly in cash and partly in kind.  Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and NAV.  Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions.  However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

The value of each Fund’s investments is subject to changing market prices.  Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Except for the applicable CDSC, neither the Funds nor the Distributor charge a fee for redemptions, but such fees could be charged at any time in the future.

Holders of Class A Shares of a Fund may exchange all or part of their Class A Shares for Class A Shares of another Fund, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Funds.  Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of another Fund.  Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of another Fund.  Class B Shares of the Funds and Class C Shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Fund from which the exchange is made.  The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

Holders of Class B Shares or Class C Shares of a Fund that exchange their shares (“Original Shares”) for shares of another Fund (in each case, “New Shares”) in a permitted exchange will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares.  However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the Fund from which the Original Shares were exchanged.  In an exchange of Class B Shares from a Fund, the Fund’s CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange.  For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that the investor held the New Shares.

The Funds also reserve the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.  A shareholder’s purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets.

Systematic Withdrawal Plans

               Shareholders of the Fund Classes who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, may establish a systematic withdrawal plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal.  This $5,000 minimum does not apply to certain of the Fund’s retirement accounts.  Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder’s account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two Business Days.  Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at NAV.  This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor’s savings and investment program.  To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market.  Shareholders should not purchase additional shares while participating in a systematic withdrawal plan.

The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes.  This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder.  Purchases of Class A Shares through a periodic investment program in the Fund must be terminated before a systematic withdrawal plan with respect to such shares can take effect.  The CDSC for Class B and C Shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established.  If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan.  Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each systematic withdrawal plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions.  See “Waivers of Contingent Deferred Sales Charges” below.

An investor wishing to start a systematic withdrawal plan must complete an authorization form.  If the recipient of systematic withdrawal plan payments is other than the registered shareholder, the shareholder’s signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution.  The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or DSC at any time by giving written notice.

The systematic withdrawal plan is not available for the Institutional Classes of the Funds.  Shareholders should consult with their financial advisors to determine whether a systematic withdrawal plan would be suitable for them.

Written Redemption
The written redemption feature is available only if the Service agent holds your shares.  The redemption request must be signed by all owners of the account or your investment dealer of record.  For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner.  A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program (“STAMP”).  Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.  The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

Telephone Redemption
The telephone redemption feature is available only if the Service agent holds your shares.  The Telephone Redemption – Check to Your Address of Record service, which is described below, is automatically provided unless you notify the Funds in which you have your account in writing that you do not wish to have such services available with respect to your account.  Each Fund reserves the right to modify, terminate or suspend the procedure upon 60 days’ written notice to shareholders.  It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

Neither a Fund nor the Service agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption of Fund shares which are reasonably believed to be genuine.  With respect to such telephone transactions, the Funds will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Service agent may be liable for any losses due to unauthorized or fraudulent transactions.  Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all redemption transactions initiated by telephone.

Telephone Redemption – Check to Your Address of Record:  The Telephone Redemption feature is a quick and easy method to redeem shares.  You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record.  Checks will be payable to the shareholder(s) of record.  Payment is normally mailed the next Business Day after receipt of the redemption request.  This service is only available to individual, joint and individual fiduciary-type accounts.

Waivers of Contingent Deferred Sales Charges
Please see the Fund Classes’ Prospectus for instances in which the CDSC applicable to Class B Shares and Class C Shares may be waived.

DISTRIBUTIONS AND TAXES
Distributions
The following supplements the information in the Prospectuses.

The policy of the Trust is to distribute substantially all of each Fund’s net investment income and net realized capital gains, if any, in the amount and at the times that will avoid any federal income or excise taxes.  This may require additional payments, if any, to be made during the first quarter of the following taxable year.

Each Class of shares of each Fund will share proportionately in the investment income and expenses of that Fund, except that each Fund Class alone will incur distribution fees under its respective Rule 12b-1 Plan.

All dividends and any capital gains distributions will be automatically reinvested in additional shares of the same Class of the Fund at NAV unless otherwise designated in writing that such dividends and/or distributions be paid in cash.  Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash.  If such a shareholder’s dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then-current net asset value and the dividend option may be changed from cash to reinvest.  The Funds may deduct from a shareholder’s account the costs of that Fund’s efforts to locate a shareholder if a shareholder’s mail is returned by the United States Post Office or the Funds are otherwise unable to locate the shareholder or verify the shareholder’s mailing address.  These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

Taxes
Distributions of Net Investment Income.  The Funds receive income generally in the form of dividends and interest on their investments in portfolio securities.  This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you.  If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met.  See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

Distributions of Capital Gains.  A Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund.  Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Effect of Investment in Foreign Securities.  Each Fund is permitted to invest in foreign securities as described above.  Accordingly, the Funds may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce a Fund’s distributions paid to you.

Pass-through of foreign tax credits by the International Fund.  If more than 50% of the International Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, the International Fund may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).  The International Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.  Your use of foreign dividends, designated by a Fund as qualified dividend income subject to taxation at long-term capital gain rates, may reduce the otherwise available foreign tax credits on your federal income tax return.  Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal income tax purposes by a Fund.  Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses.  These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund’s ordinary income otherwise available for distribution to you.  This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of a Fund’s previously distributed income to be classified as a return of capital.

PFIC securities.  The Funds may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies (“PFICs”).  In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, each Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise (described below) tax years.  Deductions for losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends.  These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund.  In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.  Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions.  The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year.  If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S. shareholders, a Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.  Taxable distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company.  Each Fund has elected, or intends to elect, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and intends to so qualify during the current fiscal year.  As a regulated investment company, a Fund generally is not subject to entity level federal income tax on the income and gains it distributes to you.  The Board of Trustees reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.  If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and the shareholders of the Fund would be notified that they are entitled to a credit or refund for the tax paid by the Fund.  If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to you will be treated as taxable dividend income to the extent of such Fund’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income and distribution specific requirements, including:

(i)  A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

(ii)  A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii)  A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirements.  As a regulated investment company, each Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

Required distributions.  To avoid a 4% federal excise tax, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:  98% of its taxable ordinary income earned during the  calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year.  The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat  them as received in December) but can give no assurances that its distributions  will be sufficient to eliminate all taxes.

Post-October losses.  Because the periods for measuring a regulated investment company’s income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions.  For instance, if a regulated investment company that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year.  Accordingly, a Fund is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of March 31 (‘‘post-October loss”) as occurring on the first day of the following tax year (i.e., April 1).

Sales, Exchanges and Redemption of Fund Shares.  Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase.  Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Wash sales.  All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Deferral of basis — Class A Shares only.  In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:
•	In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
•	You sell some or all of your original shares within 90 days of their purchase, and
•	You reinvest the sales proceeds in the Fund or in another fund, and the sales charge that would otherwise apply is reduced or eliminated;

THEN:  In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

Conversion of Class B Shares into Class A Shares.  The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal income tax purposes. Shareholders should consult their tax advisors regarding the state and local tax consequences of the conversion of Class B Shares into Class A Shares, or any other conversion or exchange of shares.

Cost basis reporting.  Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, a Fund’s administrative agent will be required to provide you with cost basis information on the sale of any of your shares in a Fund, subject to certain exceptions.  This cost basis reporting requirement is effective for shares purchased in a Fund on or after January 1, 2012.

Conversion of shares into shares of the same fund. The conversion of shares of one class into another class of the same fund is not taxable for federal income tax purposes. Thus, the automatic conversion of Class B Shares into Class A Shares of the same fund at the end of approximately eight years after purchase will be tax-free for federal income tax purposes. Similarly, the exchange of Class A shares for Institutional Class shares of the same Fund by certain Programs, or the exchange of Institutional Class shares for Class A shares of the same Fund by certain holders of Institutional Class shares who cease participation in a Program, will be tax-free for federal income tax purposes. Shareholders should also consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.

U.S. Government Securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund.  Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government  obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals. For individual shareholders, a portion of the dividends paid by the Large Cap Growth Fund, Large Cap Value Fund, Small-Mid Cap Growth Fund, Small-Mid Cap Value Fund, and International Fund may be qualified dividend income, which is eligible for taxation at long-term capital gain rates.  This reduced rate generally is available for dividends paid by a Fund out of dividends earned on the Fund’s investment in stocks of domestic corporations and qualified foreign corporations.  Either none or only a nominal portion of the dividends paid by the Fixed Income Fund will be qualified dividend income because the Fund invests primarily in debt instruments. Income dividends from interest earned by the Fund on debt securities will continue to be taxed at the higher ordinary income tax rates.

Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment.  Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense.  For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, a Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates.  If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by a Fund with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-Received Deduction for Corporations.  For corporate shareholders, a portion of the dividends paid by the Large Cap Growth Fund, Large Cap Value Fund, Small-Mid Cap Growth Fund and Small-Mid Cap Value Fund may qualify for the dividends-received deduction.  The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation.  Either none or only a nominal portion of the dividends paid by the Fixed Income Fund and International Fund will be eligible for the corporate dividends-received deduction because such Funds invests primarily in debt instruments and foreign securities, respectively.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.  The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities.  The Funds may invest in complex securities that could be subject to numerous special and complex tax rules.  These rules could accelerate the recognition of income by a Fund (possibly causing a Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund’s ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax.  These rules could also affect whether gain or loss recognized by a Fund is treated as ordinary or capital or as interest or dividend income.  These rules could, therefore, affect the amount, timing or character of the income distributed to you by a Fund.  For example:

Derivatives.  A Fund is permitted to invest in certain options, futures, forwards or foreign currency contracts.  If a Fund makes these investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these provisions, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Short sales and securities lending transactions.  A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.  Additionally, a Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Tax straddles.  A Fund’s investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If a Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Convertible debt.  Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest.  If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

Securities purchased at discount.  Each Fund is permitted to invest in securities issued or purchased at a discount such as zero coupon, deferred interest or payment-in-kind (PIK) bonds that could require it to accrue and distribute income not yet received.  If it invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

Credit default swap agreements.  Each Fund may enter into credit default swap agreements.  The rules governing the tax aspects of swap agreements that provide for contingent nonperiodic payments of this type are in a developing stage and are not entirely clear in certain aspects.  Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment.  The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in credit default swap agreements.

Investment in taxable mortgage pools (excess inclusion income).  The Funds may invest in U.S.-REITs  that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Fund’s income from a U.S.-REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income.  There can be no assurance that a Fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to the Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S.-REIT.  It is unlikely that these rules will apply to a fund that has a non-REIT strategy.  Shareholders should consult their tax advisors about the potential tax consequences of the Fund’s receipt and distribution of excess inclusion income.

Investments in securities of uncertain tax character.   Each Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding.  By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

•      provide your correct social security or taxpayer identification number,
•      certify that this number is correct,
•      certify that you are not subject to backup withholding, and
•      certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any dividends or proceeds paid.  The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors.   Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund.  Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by a Fund from its net long-term capital gains, and with respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends.  In general, (i) a capital gain dividend designated by a Fund and paid from its net long-term capital gains, or (ii) with respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), a short-term capital gain dividend designated by a Fund and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends.  With respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), dividends designated by a Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors.  It may not be practical in every case for a Fund to designate, and each Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income.  Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property.  A Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. Real Estate Investment Trusts (U.S.-REIT). The sale of a U.S. real property interest (USRPI) by a Fund or by a U.S. REIT or U.S. real property holding corporation in which a Fund invests may trigger special tax consequences to a Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S.-REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S.-REIT or RIC that is classified as a qualified investment entity) as follows:

•
The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S.-REIT if, in general, more than 50% of the RIC’s assets consists of interests in U.S.-REITs and U.S. real property holding corporations, and
•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.
•
If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

•
In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends with respect to a Fund’s taxable years beginning before January 1, 2010 (sunset date), except that after such sunset date, Fund distributions from a U.S.-REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.  In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent.  Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

U.S. tax certification rules.  Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations.  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

PERFORMANCE INFORMATION

To obtain the Funds’ most current performance information, please call: 800 914-0278 or visit www.optimummutualfunds.com.

Performance quotations represent the Funds’ past performance and should not be considered as representative of future results.  The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities law, as they may be revised from time to time by the SEC.

FINANCIAL STATEMENTS

[                       ], which is located at [                                                                             ], serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial statements contained in the Funds’ Annual Report.  Each Fund’s Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of [                       ], independent registered public accounting firm, for the fiscal year ended March 31, 2010, are included in the Funds’ Annual Report to shareholders.  The financial statements and financial highlights, the notes relating thereto and the report of [                       ] listed above are [                              ] from the Annual Report into this Part B.

PRINCIPAL HOLDERS

[As of June 30, 2010, the Trust believes that there were no accounts holding 5% or more of the outstanding shares of any Class of any Fund.]

APPENDIX A – DESCRIPTION OF RATINGS

Bonds
Excerpts from S&P’s description of its bond ratings:  AAA--highest grade obligations; extremely strong capacity to pay principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; very strong capacity to pay principal and interest; A--strong ability to pay interest and repay principal; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds. BB, B, CCC, CC, C--regarded, on balance, as having significant speculative characteristics.  BB indicates the least degree of speculation and C the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; D--in default.

Plus (+) or minus (-) may be added to ratings from AA to CCC to show relative standing within the major rating categories.

Excerpts from Fitch’s description of its bond ratings:  AAA--highest grade obligations; extremely strong capacity to pay principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; very strong capacity to pay principal and interest; A--strong ability to pay interest and repay principal; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds. BB, B, CCC, CC, C--regarded, on balance, as having significant speculative characteristics.  BB indicates the least degree of speculation and C the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; DDD, DD, D--in default.

Plus (+) or minus (-) may be added to ratings from AA to CCC to show relative standing within the major rating categories.

Excerpts from Moody’s description of its bond ratings:  Aaa--judged to be the best quality.  They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered “upper medium” grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

For rating categories Aa to Caa, Moody’s includes a 1, 2 or 3 following the rating to designate a high, medium or low rating, respectively.

Commercial Paper
Excerpts from S&P’s description of its two highest commercial paper ratings:  A-1—degree of safety regarding timely payment is strong; a plus (+) sign denotes extremely strong safety characteristics; A-2—capacity for timely payment is satisfactory; the relative degree of safety is not as high as for issuers designated A-1.

                Excerpts from Moody’s description of its two highest commercial paper ratings:  P-1—superior quality; P-2—strong quality.

Excerpts from Fitch, Inc.’s description of its highest ratings:  F-1+ --Exceptionally strong quality; F-1 --Very strong quality; F-2 --Good credit quality.

APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES

This Appendix provides the proxy voting policies and procedures (or, in some cases, a summary of the proxy voting policies and procedures) for the Manager and each Sub-Adviser.

The Manager

The Fixed Income Fund has formally delegated to the Manager the ability to make all proxy voting decisions in relation to portfolio securities that it manages for the Fund.  If and when proxies need to be voted on behalf of the Fund, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”).  The Manager has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing the Manager’s proxy voting process for the Fund.  One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.

In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the Fund and other of the Manager’s clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities.  If a proxy has been voted for the Fund, ISS will create a record of the vote.  By no later than August 31 of each year, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.optimummutualfunds.com; and (ii) on the SEC’s website at www.sec.gov.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted.  However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Fund.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund.  Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.

Because the Fund has delegated proxy voting to the Manger, the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter.  However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest.  Most proxies which the Manager receives on behalf of the Fund are voted by ISS in accordance with the Procedures.  Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.

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The Delafield Group of Toqueville

Proxy Voting Responsibility

Tocqueville has a fiduciary responsibility to maximize investment returns for its clients consistent with the investment objectives specified. Investment in corporate equities entitles the owner to vote a proxy on any issue presented to the shareholders for consideration and approval. This fiduciary responsibility is extended to include the voting of proxies and its primary concern in doing so is to maximize shareholder value and to vote in a manner that reflects the best economic interest of its clients.

Proxy Voting Process

In order to exercise the proxy voting responsibility effectively and efficiently, Tocqueville implemented extensive procedures to insure that proxies are received, analyzed and voted. Although relatively a rare occurrence, a proxy may not be voted if the cost or difficulty of exercising the proxy vote outweighs the beneficial consequence of the resolution being voted. Tocqueville is assisted in this program with the services of a third party vendor, specializing in electronic voting, to coordinate whenever possible the voting for all clients invested in a particular security by means of a single ballot. A record of every vote cast is maintained for five years. A copy of our Proxy Voting Procedure Manual and/or a record of the votes cast on behalf of the Fund may be obtained by contacting the Tocqueville Proxy Department by telephone at 1-800-355-7307.

Proxy Voting Policies

In order to maintain a relative consistency of proxy votes, Tocqueville has adopted Proxy Voting Policy Guidelines (summarized below) that address the majority of issues currently presented by either management or shareholder proponents. The ultimate goal of the Guidelines is to exercise the right of shareholders in support of sound corporate governance and ethical responsibility within the companies in which Tocqueville has invested. Accordingly, the Guidelines seek to promote accountability of corporate management and directors, align the economic interests of management with those of shareholders, and enhance the disclosure of a company's business and operations. The Guidelines are reviewed and revised periodically, as appropriate, and may be obtained by contacting the Tocqueville Proxy Department.

•
Directors, auditors and independence. Generally Tocqueville will support the election of directors provided that a majority of the board is non-management independent directors and that all major committees (audit, compensation & nominating) of the board are composed of only independent directors. Special circumstances such as the repeated failure of the board to act in response to the persistent underperformance of management; repeated refusal to adopt proposals supported by a majority of shareholders; and, a director engaged in multiple (more than six) directorships may result in the withholding of election support. Independence from conflict is also important in the ratification of auditors. Tocqueville expects explicit conformance with the separation of consulting businesses from auditing functions (Sarbane-Oxley Act) and further supports the rotation of audit firms every ten years as an added element of maintaining independence.

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Corporate structure and shareowner rights. Recognizing that management requires significant latitude to conduct the business of the corporation, Tocqueville does not condone any policy or action that may sacrifice or limit shareowner rights. The adoption or expansion of devices designed to perpetuate directors or disenfranchise shareowners will result in a negative vote by Tocqueville. Thus, we prefer the annual election of all directors rather than a staggered board. We support the election of directors by a standard of majority vote rather than plurality. We favor cumulative voting and oppose supermajority provisions. We are decidedly against poison pills and other management entrenchment devices. We generally vote against proposals seeking authorization to increase shares since these are often the precursor of new stock option programs and are dilutive to shareholders.

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Executive and director compensation. We strongly believe that management has been hired to work for the owners of the company, the shareholders. They should be well compensated for their efforts and rewarded for their success, but they are not entitled to expropriate shareholder wealth. Management proposals to adopt or amend executive compensation plans are reviewed on a case-by-case basis with a bias against stock options and omnibus plans that link multiple and varied benefits into one bundled program. Tocqueville supports fair and competitive compensation linked to stated performance standards and equity ownership but is opposed to preferential treatment, excessive dilution of share ownership and exorbitant severance packages. Shareholder proposals on this topic are varied in resolve and are generally supported by Tocqueville unless the proposal seeks to establish an absolute prohibition or cap on a particular form of compensation. The independence of the board's compensation committee is vital in effectuating balanced, fair and competitive awards for management performance.

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Social responsibility issues. Due to the precatory, non-binding nature of most shareholder proposals, unless totally unreasonable or deemed to result in a negative economic impact on corporate profitability or shareholder value, Tocqueville generally supports proposals such as those that request expanded disclosure, the adoption of principles establishing minimum standards of conduct for U.S. corporations operating in foreign jurisdictions and the prohibition of discrimination based on race, creed, color or sexual orientation.

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Mondrian Investment Partners Limited (“Mondrian”)

The Fund has formally delegated to its investment sub-adviser, Mondrian Investment Partners Limited (the “Sub-Adviser”), the ability to make all proxy voting decisions in relation to portfolio securities held by the Fund. The Sub-Adviser will vote proxies on behalf of the Fund pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Sub-Adviser has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing the Adviser’s proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Sub-Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.

In order to facilitate the actual process of voting proxies, the Sub-Adviser has contracted with an independent company, RiskMetrics Group, to use its ISS Governance Services (“ISS”) to analyze proxy statements on behalf of the Fund and other Sub-Adviser clients and vote proxies generally in accordance with the Procedures. After a proxy has been voted for the Fund, RMG will create a record of the vote that will be available to stockholders and filed with the SEC on a yearly basis. The Committee is responsible for overseeing RMG’s proxy voting activities.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Sub-Adviser will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Sub-Adviser will also vote against management’s recommendation when it believes that such position is not in the best interests of the Fund.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) generally vote for debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved; (iv) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (v) generally vote against proposals to create a new class of common stock with superior voting rights; (vi) generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; (vii) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms; (viii) votes with respect to management compensation plans are determined on a case-by-case basis; (ix) generally vote case-by-case on proposals asking for a report on the feasibility of labeling products containing genetically modified ingredients.

The Sub-Adviser has a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Sub-Adviser receives on behalf of the Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by RMG pursuant to the pre-determined Procedures, it normally will not be necessary for the Sub-Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Sub-Adviser during the proxy voting process. In the very limited instances where the Sub-Adviser is considering voting a proxy contrary to RMG’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Sub-Adviser or affiliated persons of the Sub-Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by RMG and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund. In these instances, the Committee must come to a unanimous decision regarding how to vote the proxy, or they must vote the proxy in accordance with RMG’s original recommendation.

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CWAM

POLICY:

All proxies for client securities for which Columbia Wanger Asset Management, L.P. (“CWAM”) has been granted authority to vote shall be voted in a manner considered to be in the best interests of CWAM’s clients, including the Columbia Acorn Funds (“Acorn”) and Wanger Advisor Trust Funds (“WAT”) and their shareholders, without regard to any benefit to CWAM or its affiliates. Where CWAM retains voting authority, as for most client securities, CWAM shall examine each recommendation and vote against management’s recommendation, if, in its judgment, approval or adoption of the recommendation would be expected to impact adversely the current or potential market value of the issuer’s securities.  References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client’s investment. In the event a client believes that its other interests require a different vote, CWAM shall vote as the client instructs.  In limited cases where in CWAM is required to adhere to regulatory restrictions over ownership limits of certain securities, CWAM may delegate voting authority to an independent third party to vote in the shareholders best interest.

CWAM addresses potential material conflicts of interest by having each individual stock analyst review and vote each proxy for the stocks that he/she follows.  For those proposals where the analyst is voting against management’s recommendation or where there is a variance from the guidelines contained herein, the CWAM Proxy Committee will determine the vote in the best interest of CWAM’s clients, without consideration of any benefit to CWAM, its affiliates or its other clients.

OVERVIEW:

CWAM’s policy is based upon its fiduciary obligation to act in its clients’ best interests and rules under the Investment Company Act of 1940 and the Investment Advisers Act of 1940, which impose obligations with respect to proxy voting on investment advisers and investment companies.

PROCEDURES:

I.	ACCOUNT POLICIES

Except as otherwise directed by the client, CWAM or ISS, an independent third party delegated to vote in place of CWAM, shall vote as follows:

Separately Managed Accounts

CWAM or ISS shall vote proxies on securities held in its separately managed accounts where the client has given CWAM proxy voting authority.  CWAM currently has authority to vote proxies for the Fairfax County Employees’ Retirement System and Fleet Boston Financial Pension Plan but does not have authority to vote proxies for the State of Oregon.

Columbia Acorn Trust/Wanger Advisors Trust
CWAM or ISS shall vote proxies for portfolio securities held in the Acorn and WAT funds.

CWAM Offshore Funds
CWAM or ISS shall vote proxies on securities held in the Wanger Investment Company PLC (Wanger US Smaller Companies and Wanger European Smaller Companies).  CWAM has not been given authority to vote proxies on securities held in the New America Small Caps Fund.

CWAM Subadvised Mutual Fund Accounts
The authority to vote proxies on securities held in the RiverSource International Aggressive Growth Fund is reserved to the client.  CWAM or ISS has authority to vote proxies on securities held in the Optimum Small Cap Growth Fund.

II.           PROXY COMMITTEE

CWAM has established a Proxy Committee, which consists of the Chief Investment Officer, the Chief Operating Officer and the Chief Compliance Officer of CWAM.  For proxy voting purposes only, the Proxy Committee will also include the analyst who follows the portfolio security on which to be voted.  The director of domestic research may serve as an alternate member of the Proxy Committee for voting purposes and to break a voting tie.

The functions of the Proxy Committee shall include, in part,

(a)	determine proxy votes as warranted under CWAM’s Proxy Voting Policy.

(b)	annual review of this Policy and Procedures Manual to ensure consistency with internal policies and legal and regulatory requirements,

(c)	annual review of existing Voting Guidelines and development of additional Voting Guidelines to assist in the review of proxy proposals, and

(d)	development and modification of Voting Procedures as it deems appropriate or necessary.

In determining the vote on any proposal for which it has responsibility, the Proxy Committee shall act in accordance with the policy stated above.

The Proxy Committee shall create a charter, which shall be consistent with this policy and procedure. The charter shall set forth the Committee’s purpose, membership and operation. The charter shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.

The Proxy Committee shall furnish to the trustees of Columbia Acorn Trust and of Wanger Advisors Trust copies of any modifications of this Policy and Procedures Manual (including any modification of the Voting Guidelines or Voting Procedures).

III.           VOTING GUIDELINES
Except under limited circumstances (described in Section IV) where CWAM delegates voting power to ISS,  the stock analyst who follows the stock reviews all proxies and ballot items for which CWAM has authority to vote.  The analyst will consider the views of management on each proposal, and if these views are consistent with the CWAM Proxy Policy, will vote in favor of management.  However, each analyst has the responsibility of independently analyzing each proposal and voting each proxy item on a case-by-case basis.  CWAM votes, to the best of its ability, all proxies for which it receives ballots.

Following are some guidelines CWAM uses with respect to voting on specific matters:

Election of the Board of Directors

CWAM will generally support management’s recommendation for proposals for the election of directors or for an increase or decrease in the number of directors provided a majority of directors would be independent.  When director elections are contested, the analyst’s recommendation and vote should be forwarded to the Proxy Committee for a full vote.

Approval of Independent Auditors

CWAM will generally support management in its annual appointment or approval of independent corporate auditors.  An auditor will usually be thought of as independent unless the auditor receives more than 50% of its revenues from non-audit, non-tax, activities from the company and its affiliates.  In those cases, the vote should be forwarded to the Proxy Committee for a full vote.

Compensation and Equity-Based Compensation Plans

CWAM is generally opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have inherently objectionable structural features.  Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares of expired or exercised options) exceed 10% of the currently outstanding shares overall or 3% for directors only, the proposal should be referred to the Proxy Committee.  The Committee will then consider the circumstances surrounding the issue and vote in the best interests of the client.

Corporate Governance Issues

CWAM will generally support resolutions to improve shareholder democracy and reduce the likelihood of management entrenchment or conflict-of-interest.  All matters relating to corporate governance will be voted by CWAM on a case-by-case basis using this basic premise.  If an analyst believes that a vote should be made contrary to this premise, then the recommendation should be brought to the Proxy Committee for a full vote.

Social and Corporate Responsibility Issues

CWAM believes that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors.  However, proposals regarding social issues initiated by shareholders asking the company to disclose or amend certain business practices will be analyzed by the appropriate CWAM stock analyst and evaluated on a case-by-case basis.  If an analyst believes that a vote against management is appropriate, he/she should refer the proposal to the full vote by the Proxy Committee.

“Blank Check” Proposals

Occasionally proxy statements ask that shareholders allow proxies to approve any other items in a “blank check” manner.  Analysts should vote against such proposals without referring those to the Proxy Committee.

Majority Election Requirement for Directors

Occasionally proxy statements ask the shareholders to vote on whether to require a majority vote in the case of election of directors.  Analysts should vote in favor of these proposals without consulting the Proxy Committee.

Special Issues Voting Foreign Proxies

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries.  Oftentimes, there may be language barriers, which will mean that an English translation of proxy information may not be available.  Or, a translation must be obtained or commissioned before the relevant shareholder meeting.  Time frames between shareholder notification, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action.  In situations like these and in others where CWAM believes that it is uncertain with regards to the information received or because the cost of voting a proxy could exceed the expected benefit, the CWAM analyst may elect to abstain from voting.

In addition, to vote shares in some countries, shares must be “blocked” by the custodian or depository for a specified number of days before the shareholder meeting.  Blocked shares typically may not be traded until the day after the shareholder meeting.  CWAM may refrain from voting shares of foreign stocks subject to blocking restrictions where, in the judgment of the CWAM analyst, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares.  The decision to vote/not vote is made by the CWAM analyst and is generally made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.

In cases where the CWAM analyst determines that CWAM should abstain from voting foreign proxies, the CWAM librarian (or a substitute) should document the reasons for abstaining from voting the proxy.

IV.           VOTING PROCEDURES
The Proxy Committee has developed the following procedures to assist in the voting of proxies according to the Voting Guidelines set forth in Section III above. The Proxy Committee may revise these procedures from time to time, as it deems appropriate or necessary to effect the purposes of this Policy and Procedures.

For Columbia Acorn Trust and Wanger Advisors Trust

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CWAM shall use Institutional Shareholder Services (“ISS”), a third party vendor, to implement its proxy voting process.  ISS shall provide record keeping services.  ISS also will provide its internally generated proxy analysis, which can be used to help supplement the CWAM analyst’s research in the proxy voting process.  In limited instances as described later in this section, CWAM may delegate voting power to ISS.

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On a daily basis, the funds’ custodian shall send ISS a holding file detailing each domestic equity holding held in the funds. Information on equity holdings for the international portfolio shall be sent weekly.

•	ISS shall receive proxy material information from Proxy Edge or State Street Bank for the funds. This shall include issues to be voted upon, together with a breakdown of holdings for the funds.

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Whenever a vote is solicited, ISS shall send CWAM a request to vote over a secure website.  The CWAM librarian (or a substitute) will be responsible to check this website daily. The librarian will forward all materials to the appropriate CWAM analyst, who will review and complete the proxy ballot and return to the CWAM librarian or will refer one or more proposals to the Proxy Committee. The analyst will keep documentation (usually copies of email correspondence) of any proposals brought before the Proxy Committee and will instruct the CWAM librarian to vote the proposal in accordance with the Proxy Committee decision.  The analyst will file Proxy Committee documentation under G:\Shared\ProxyComm. The CWAM librarian will promptly provide ISS the final instructions as how to vote the proxy.

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ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by the funds on which a vote is solicited unless otherwise directed by the analyst.  On a yearly basis (or when requested), CWAM  shall receive a report from ISS detailing CWAM’s voting for the previous period on behalf of the funds.

For All Other Accounts For Which CWAM Has Voting Authority

•	CWAM shall use the respective custodian for the account it advises to vote proxies. CWAM shall separately maintain voting records for these accounts.

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The CWAM librarian will be responsible for obtaining all proxy materials from the custodian, forward these to the appropriate CWAM analyst who will review and complete the proxy ballot and return to the librarian or will refer one or more proposals to the Proxy Committee. The analyst will keep documentation (usually copies of email correspondence) of any proposals brought before the Proxy Committee and will instruct the CWAM librarian to vote the proposal in accordance with the Proxy Committee decision.  The analyst will file Proxy Committee documentation under G:\Shared\ProxyComm.  The CWAM librarian will promptly provide ISS the final instructions as how to vote the proxy.

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The CWAM librarian will be responsible for recording all voting records onto a spreadsheet, which will comprise the detail of how CWAM voted each proxy on behalf of the respective client.  This spreadsheet shall comply with the appropriate record keeping requirements of the applicable rules and will be available to clients upon request.

Delegation of Proxy Voting to an Independent Third Party

From time to time, CWAM may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts.  Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CWAM can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits Often focus upon holdings in voting securities.  As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CWAM may delegate proxy voting in certain issuers to ISS, as a qualified, independent third party.

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Marsico

           Statement of Policy

1.           It is the policy of Marsico Capital Management, LLC (“MCM”) to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of MCM’s clients, as summarized here.

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MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies.  Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests.  Because MCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients' best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

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In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management or board recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders.  In those and other circumstances, MCM may, in its sole discretion, vote against a management or board recommendation (or abstain or take no action) based on its analysis if such a vote appears consistent with the best interests of clients.

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MCM may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies).  Examples include, without limitation, proxies issued by companies that MCM has decided to sell, proxies issued for securities that MCM did not select for a client portfolio (such as, without limitation, securities that were selected by a previous adviser, unsupervised securities held in a client’s account, money market securities, or other securities selected by clients or their representatives other than MCM), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements.  MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive, or if MCM may have a material conflict of interest in voting certain proxies and alternative voting procedures are not desirable.

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In circumstances when there may be an apparent material conflict of interest between MCM's interests and clients' interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be "echo voted" or "mirror voted" in the same proportion as other votes, by voting the proxies as recommended by an independent service provider, or by abstaining or taking no action.  In other cases, MCM might use other procedures to resolve an apparent material conflict.

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MCM may use an independent service provider to assist in voting proxies, keep voting records, and disclose voting information to clients.  MCM's Proxy Voting policy and reports describing the voting of a client's proxies are available to the client on request.

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MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM’s Proxy Voting policy and procedures.  MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control.  Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not timely receive essential information such as the proxy proposal itself or modifications to the required voting date.  Other ballots may be voted but not counted, or may be counted in an unexpected way, because of factors such as foreign voting requirements or other limitations.

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MFS

January 1, 2009

A.      VOTING GUIDELINES

1.           General Policy; Potential Conflicts of Interest

MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, and institutional relationships.

In developing these proxy voting guidelines, MFS periodically reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies.  Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.  In all cases, MFS will exercise its discretion in voting on these matters in accordance with this overall principle.  In other words, the underlying guidelines are simply that – guidelines.  Proxy items of significance are often considered on a case-by-case basis, in light of all relevant facts and circumstances, and in certain cases MFS may vote proxies in a manner different from what otherwise would be dictated by these guidelines.

As a general matter, MFS maintains a consistent voting position on similar proxy proposals with respect to various issuers.  In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts.  However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to different proxy statements.  There also may be situations involving matters presented for shareholder vote that are not governed by the guidelines or situations where MFS has received explicit voting instructions from a client for its own account.  Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation.  MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

From time to time, MFS may receive comments on the MFS Proxy Voting Policies and Procedures from its clients.  These comments are carefully considered by MFS when it reviews these guidelines each year and revises them as appropriate.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients.  If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and E below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients.  The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

B.           ADMINISTRATIVE PROCEDURES

1.	MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments.  The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales.  The MFS Proxy Voting Committee:

a.	Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.
Determines whether any potential material conflict of interest exist with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c.	Considers special proxy issues as they may arise from time to time.

2.	Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders. Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee identifies an actual or potential conflict of interest with respect to any voting decision, then that employee must recuse himself/herself from participating in the voting process. Additionally, with respect to decisions concerning all Non Standard Votes, as defined below, MFS will review the securities holdings reported by the individuals that participate in such decision to determine whether such person has a direct economic interest in the decision, in which case such person shall not further participate in making the decision. Any significant attempt by an employee of MFS or its subsidiaries to influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist.  In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not clearly governed by these MFS Proxy Voting Policies and Procedures,  (iii) MFS evaluates an excessive executive compensation issue in relation to the election of directors, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions) (collectively, “Non Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

a.	Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Client List”);

b.
If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c.
If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests; and

d.
For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests.  A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS’ distribution and institutional business units.  The MFS Significant Client List will be reviewed and updated periodically, as appropriate.

From time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund.

3.	Gathering Proxies

Most U.S. proxies received by MFS and its clients originate at Automatic Data Processing Corp. (“ADP”) although a few proxies are transmitted to investors by corporate issuers through their custodians or depositories.  ADP and other service providers, on behalf of issuers, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself.  This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy statements with the issuer’s explanation of the items to be voted upon.

MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, RiskMetrics Group, Inc., Inc. (the “Proxy Administrator”), pursuant to which the Proxy Administrator performs various proxy vote related administrative services, such as vote processing and recordkeeping functions for MFS’ Funds and institutional client accounts.  The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings datafeed.  Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

4.           Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures.  The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by the MFS Proxy Voting Committee.  With respect to proxy matters that require the particular exercise of discretion or judgment, MFS considers and votes on those proxy matters.  MFS also receives research from ISS which it may take into account in deciding how to vote.  In addition, MFS expects to rely on ISS to identify circumstances in which a board may have approved excessive executive compensation.  Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

As a general matter, portfolio managers and investment analysts have little or no involvement in specific votes taken by MFS.  This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote.  In limited types of votes (e.g., corporate actions, such as mergers and acquisitions), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.1  However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.  Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5.           Voting Proxies

1 From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal.  If such a recommendation cannot be obtained prior to the cut-off date of the shareholder meeting, certain members of the MFS Proxy Voting Committee may determine to abstain from voting.

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

6.	Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program.  In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares.  However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there is generally insufficient advance notice of record or vote cut-off dates to allow MFS to timely recall the shares. As a result, non-U.S. securities that are on loan will not generally be voted.  If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

C.	MONITORING SYSTEM

It is the responsibility of the Proxy Administrator and MFS’ Proxy Voting Committee to monitor the proxy voting process.  When proxy materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s system.  Through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company’s stock and the number of shares held on the record date with the Proxy Administrator’s listing of any upcoming shareholder’s meeting of that company.

When the Proxy Administrator’s system “tickler” shows that the voting cut-off date of a shareholders’ meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system.  If a proxy ballot has not been received from the client’s custodian, the Proxy Administrator contacts the custodian requesting that the materials be forwarded immediately.  If it is not possible to receive the proxy ballot from the custodian in time to be voted at the meeting, then MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

D.	RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee.  All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

E.	REPORTS

All MFS Advisory Clients

At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

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T. Rowe Price

T. Rowe Price Associates, Inc., T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited (collectively, “T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote—such as election of directors and important matters affecting a company’s structure and operations.  As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service.  For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting.  T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

Proxy Administration
The T. Rowe Price Proxy Committee develops our firm’s positions on all major corporate and social responsibility issues, creates guidelines, and oversees the voting process.  The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders’ interests and make a company less attractive to own.  In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent proxy research provided by third parties such as RiskMetrics Group (“RMG”) (formerly known as Institutional Shareholder Services) and Glass Lewis, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm’s portfolio managers as voting guidelines.  Ultimately, the portfolio manager decides how to vote on the proxy proposals of companies in his or her portfolio.  Because portfolio managers may have differences of opinion on portfolio companies and their proxies, or their portfolios may have different investment objectives, these factors, among others, may lead to different votes between portfolios on the same proxies.  When portfolio managers cast votes that are counter to the Proxy Committee’s guidelines, they are required to document their reasons in writing to the Proxy Committee.  Annually, the Proxy Committee reviews T. Rowe Price’s proxy voting process, policies, and voting records.

T. Rowe Price has retained RMG, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services.  These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts.  While the Proxy Committee relies upon RMG research in establishing T. Rowe Price’s voting guidelines—many of which are consistent with RMG positions—T. Rowe Price occasionally may deviate from RMG recommendations on some general policy issues and a number of specific proxy proposals.

Fiduciary Considerations
T. Rowe Price’s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company.  Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.  For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations
When determining whether to invest in a particular company, one of the primary factors T. Rowe Price considers is the quality and depth of its management.  As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies
Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies, which are available to clients upon request.  The following is a summary of the more significant T. Rowe Price policies:

Election of Directors
T. Rowe Price generally supports slates with a majority of independent directors.  We vote against outside directors that do not meet certain criteria relating to their independence but who serve on key board committees. We vote against directors who are unable to dedicate sufficient time to their board duties due to their commitment to other boards.  T. Rowe Price also votes against inside directors serving on key board committees and directors who miss more than one-fourth of the scheduled board meetings.  We may vote against directors for failing to establish a formal nominating committee, as well as compensation committee members who approve excessive compensation plans.  We support efforts to elect all board members annually because boards with staggered terms act as deterrents to takeover proposals.  To strengthen boards’ accountability to shareholders, T. Rowe Price generally supports proposals calling for a majority vote threshold for the election of directors.

Executive Compensation
Our goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests.  While we evaluate plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company's peers, dilution to shareholders and comparability to plans in the company’s peer group.  We generally oppose plans that give a company the ability to reprice options or to grant options at below market prices, unless such plans appropriately balance shareholder and employee interests, and the retention of key personnel has become a genuine risk to the company’s business.  For companies with particularly egregious pay practices we may vote against compensation committee members.  Finally, we vote for proposals (either management or shareholder-sponsored) calling for shareholder ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) a majority of the time.

Mergers and Acquisitions – T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.

Anti-takeover, Capital Structure and Corporate Governance Issues
T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions.  Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes and poison pills.  We also oppose proposals which give management a “blank check” to create new classes of stock with disparate rights and privileges.  When voting on capital structure proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights.  We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company’s auditor, we typically oppose auditors who have a significant non-audit relationship with the company.

Social and Corporate Responsibility Issues
T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless they have substantial investment implications for the company’s business and operations that have not been adequately addressed by management.  T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting.  We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our clients.  While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing or sales.  Since our voting guidelines are pre-determined by the Proxy Committee using recommendations from RMG, an independent third party, application of the T. Rowe Price guidelines to vote clients’ proxies should in most instances adequately address any possible conflicts of interest.  However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable.  The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy.  Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote.  With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics requires all employees to avoid placing themselves in a “compromising position” where their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities.   Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

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TCW
May 1, 2008

1.	Introduction

Certain affiliates of The TCW Group, Inc. (these affiliates are collectively referred to as “TCW”) act as investment advisors for a variety of clients, including mutual funds. If TCW has responsibility for voting proxies in connection with these investment advisory duties, or has the responsibility to specify to an agent of the client how to vote the proxies, TCW exercises such voting responsibilities for its clients through the corporate proxy voting process. TCW believes that the right to vote proxies is a significant asset of its clients’ holdings. In order to provide a basis for making decisions in the voting of proxies for its clients, TCW has established a proxy voting committee (the "Proxy Committee") and adopted these proxy voting guidelines and procedures (the “Guidelines”). The Proxy Committee generally meets quarterly (or at such other frequency as determined by the Proxy Committee), and its duties include establishing proxy voting guidelines and procedures, overseeing the internal proxy voting process, and reviewing proxy voting issues. The members of the Proxy Committee include TCW personnel from the investment, compliance, legal and marketing departments. TCW also uses outside proxy voting services (each an “Outside Service”) to help manage the proxy voting process. An Outside Service facilitates TCW’s voting according to the Guidelines (or, if applicable, according to guidelines submitted by TCW’s clients) and helps maintain TCW’s proxy voting records. All proxy voting and record keeping by TCW is, of course, dependent on the timely provision of proxy ballots by custodians, clients and other third parties. Under specified circumstances described below involving potential conflicts of interest, an Outside Service may also be requested to help decide certain proxy votes. In certain limited circumstances, particularly in the area of structured financing, TCW may enter into voting agreements or other contractual obligations that govern the voting of shares. In the event of a conflict between any such contractual requirements and the Guidelines, TCW will vote in accordance with its contractual obligations.

2.	Philosophy

The Guidelines provide a basis for making decisions in the voting of proxies for clients of TCW. When voting proxies, TCW’s utmost concern is that all decisions be made solely in the interests of the client and with the goal of maximizing the value of the client’s investments. With this goal in mind, the Guidelines cover various categories of voting decisions and generally specify whether TCW will vote for or against a particular type of proposal. TCW’s underlying philosophy, however, is that its portfolio managers, who are primarily responsible for evaluating the individual holdings of TCW’s clients, are best able to determine how to further client interests and goals. The portfolio managers may, in their discretion, take into account the recommendations of TCW management, the Proxy Committee, and an Outside Service.

3.	Overrides and Conflict Resolution

Individual portfolio managers, in the exercise of their best judgment and discretion, may from time to time override the Guidelines and vote proxies in a manner that they believe will enhance the economic value of clients’ assets, keeping in mind the best interests of the beneficial owners. A portfolio manager choosing to override the Guidelines must deliver a written rationale for each such decision to TCW’s Proxy Specialist (the “Proxy Specialist”), who will maintain such documentation in TCW’s proxy voting records and deliver a quarterly report to the Proxy Committee of all votes cast other than in accordance with the Guidelines. If the Proxy Specialist believes there is a question regarding a portfolio manager’s vote, he/she will obtain the approval of TCW’s Director of Research (the “Director of Research”) for the vote before submitting it. The Director of Research will review the portfolio manager’s vote and make a determination. If the Director of Research believes it appropriate, he/she may elect to convene the Proxy Committee.

It is unlikely that serious conflicts of interest will arise in the context of TCW’s proxy voting, because TCW does not engage in investment banking or the managing or advising of public companies. In the event a potential conflict of interest arises in the context of voting proxies for TCW’s clients, the primary means by which TCW will avoid a conflict is by casting such votes solely in the interests of its clients and in the interests of maximizing the value of their portfolio holdings. In this regard, if a potential conflict of interest arises but the proxy vote to be decided is predetermined hereunder to be cast either in favor or against, then TCW will vote accordingly. On the other hand, if a potential conflict of interest arises and there is no predetermined vote, or the Guidelines themselves refer such vote to the portfolio manager for decision, or the portfolio manager would like to override a predetermined vote, then TCW will undertake the following analysis.

First, if a potential conflict of interest is identified because the issuer soliciting proxy votes is itself a client of TCW’s (or because an affiliate of such issuer, such as a pension or profit sharing plan sponsored by such issuer, is a client of TCW’s), then the Proxy Specialist will determine whether such relationship may be deemed not to be material to TCW. A relationship will be deemed not to be material, and no further conflict analysis will be required, if the assets managed for that client by TCW represent, in the aggregate, 0.25% (25 basis points) or less of TCW’s total assets under management. On the other hand, if the assets managed for that client by TCW exceed, in the aggregate, 0.25% (25 basis points) of TCW’s total assets under management, then the Proxy Committee will investigate whether the relationship should be deemed to be material under the particular facts and circumstances. If the relationship is deemed not to be material, then no further conflict analysis will be required. If a material conflict is deemed to have arisen, then TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such vote and will, instead, refer that vote to an Outside Service for its independent consideration as to how the vote should be cast.

Second, a potential conflict of interest may arise because an employee of TCW sits on the Board of a public company. The Proxy Specialist is on the distribution list for an internal chart that shows any Board seats in public companies held by TCW personnel. If the Proxy Specialist confirms that such Board member is not the portfolio manager and, that the portfolio manager has not spoken with such Board member, then such conflict of interest will not be deemed to be material and no further conflict analysis will be required. If, on the other hand, either the particular Board member is the portfolio manager or there has been communication concerning such proxy vote between the portfolio manager and the particular Board member, then the Proxy Specialist will provide the Proxy Committee with the facts and vote rationale so that it can determine and vote the securities. The vote by the Proxy Committee will be documented.

Third, a potential conflict of interest may arise if the issuer is an affiliate of TCW. It is currently not anticipated that this would be the case, but if this were to arise TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such a vote and will, instead, refer that vote to an Outside Service for its independent consideration as to how the vote should be cast.

Finally, if any other portfolio manager conflict is identified with respect to a given proxy vote, the Proxy Committee will remove such vote from the conflicted portfolio manager and will itself consider and cast the vote.

4. Proxy Voting Information And Recordkeeping

Upon request, TCW provides proxy voting records to its clients. These records state how votes were cast on behalf of client accounts, whether a particular matter was proposed by the company or a shareholder, and whether or not TCW voted in line with management recommendations. TCW is prepared to explain to clients the rationale for votes cast on behalf of client accounts. To obtain proxy voting records, a client should contact the Proxy Specialist.

TCW or an Outside Service will keep records of the following items: (i) these Proxy Voting Guidelines and any other proxy voting procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes cast on behalf of clients (if maintained by an Outside Service, that Outside Service will provide copies of those records promptly upon request); (iv) records of written requests for proxy voting information and TCW’s response (whether a client’s request was oral or in writing); and (v) any documents prepared by TCW that were material to making a decision how to vote, or that memorialized the basis for the decision. Additionally, TCW or an Outside Service will maintain any documentation related to an identified material conflict of interest.

TCW or an Outside Service will maintain these records in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, TCW or an Outside Service will store such records at its principal office.

5.	International Proxy Voting

While TCW utilizes these Proxy Voting Guidelines for both international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

For proxies of non-U.S. companies, however, it is typically both difficult and costly to vote proxies. The major difficulties and costs may include: (i) appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies, voting procedures for foreign shareholders, and restrictions on trading securities that are subject to proxy votes; (iv) arranging for a proxy to vote; and (v) evaluating the cost of voting. Furthermore, the operational hurdles to voting proxies vary by country. As a result, TCW considers whether or not to vote an international proxy based on the particular facts and circumstances. However, when TCW believes that an issue to be voted is likely to affect the economic value of the portfolio securities, that its vote may influence the ultimate outcome of the contest, and that the benefits of voting the proxy exceed the expected costs, TCW will make every reasonable effort to vote such proxies.

6.	Guidelines

The proxy voting decisions set forth below refer to proposals by company management except for the categories of "Shareholder Proposals" and "Social Issue Proposals." The voting decisions in these latter two categories refer to proposals by outside shareholders.

7.	Governance

For director nominees in uncontested elections

For management nominees in contested elections

For ratifying auditors, except against if the previous auditor was dismissed because of a disagreement with the company or if the non-audit services exceed 51% of fees

For changing the company name

For approving other business

For adjourning the meeting

For technical amendments to the charter and/or bylaws

For approving financial statements

8.	Capital Structure

For increasing authorized common stock

For decreasing authorized common stock

For amending authorized common stock

For the issuance of common stock, except against if the issued common stock has superior voting rights

For approving the issuance or exercise of stock warrants

For authorizing preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares

For increasing authorized preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares

For decreasing authorized preferred stock

For canceling a class or series of preferred stock

For amending preferred stock

For issuing or converting preferred stock, except against if the shares have voting rights superior to those of other shareholders

For eliminating preemptive rights

For creating or restoring preemptive rights

Against authorizing dual or multiple classes of common stock

For eliminating authorized dual or multiple classes of common stock

For amending authorized dual or multiple classes of common stock

For increasing authorized shares of one or more classes of dual or multiple classes of common stock, except against if it will allow the company to issue additional shares with superior voting rights

For a stock repurchase program

For a stock split

For a reverse stock split, except against if the company does not intend to proportionally reduce the number of authorized shares

9.	Mergers And Restructuring

For merging with or acquiring another company

For recapitalization

For restructuring the company

For bankruptcy restructurings

For liquidations

For reincorporating in a different state

For a leveraged buyout of the company

For spinning off certain company operations or divisions

For the sale of assets

Against eliminating cumulative voting

For adopting cumulative voting

10.	Board of Directors

For limiting the liability of directors

For setting the board size

For allowing the directors to fill vacancies on the board without shareholder approval

Against giving the board the authority to set the size of the board as needed without shareholder approval

For a proposal regarding the removal of directors, except against if the proposal limits the removal of directors to cases where there is legal cause

For non-technical amendments to the company’s certificate of incorporation, except against if an amendment would have the effect of reducing shareholders’ rights

For non-technical amendments to the company’s by laws, except against if an amendment would have the effect of reducing shareholder’s rights

11.	Anti-Takeover Provisions

Against a classified board

Against amending a classified board

For repealing a classified board

Against ratifying or adopting a shareholder rights plan (poison pill)

Against redeeming a shareholder rights plan (poison pill)

Against eliminating shareholders’ right to call a special meeting

Against limiting shareholders’ right to call a special meeting

For restoring shareholders’ right to call a special meeting

Against eliminating shareholders’ right to act by written consent

Against limiting shareholders’ right to act by written consent

For restoring shareholders’ right to act by written consent

Against establishing a supermajority vote provision to approve a merger or other business combination

For amending a supermajority vote provision to approve a merger or other business combination, except against if the amendment would increase the vote required to approve the transaction

For eliminating a supermajority vote provision to approve a merger or other business combination

Against adopting supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions

Against amending supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions

For eliminating supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions

Against expanding or clarifying the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid

Against establishing a fair price provision

Against amending a fair price provision

For repealing a fair price provision

For limiting the payment of greenmail

Against adopting advance notice requirements

For opting out of a state takeover statutory provision

Against opt into a state takeover statutory provision

12.	Compensation

For adopting a stock incentive plan for employees, except refer if the plan dilution is more than 15% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

For amending a stock incentive plan for employees, except refer if the minimum potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

For adding shares to a stock incentive plan for employees, except refer if the plan dilution is more than 15% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

For limiting per-employee option awards

For extending the term of a stock incentive plan for employees

Refer on assuming stock incentive plans

For adopting a stock incentive plan for non-employee directors, except refer if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity

For amending a stock incentive plan for non-employee directors, except refer if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity

For adding shares to a stock incentive plan for non-employee directors, except refer if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

For adopting an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 75% of the stock’s fair market value

For amending an employee stock purchase plan, except against if the proposal allows employees to purchase stock at prices of less than 75% of the stock’s fair market value

For adding shares to an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 75% of the stock’s fair market value

For adopting a stock award plan, except refer if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

For amending a stock award plan, except against if the amendment shortens the vesting requirements or lessens the performance requirements

For adding shares to a stock award plan, except refer if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

For adopting a stock award plan for non-employee directors, except refer if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

For amending a stock award plan for non-employee directors, except refer if the minimum potential dilution from all plans is more than 10% of the outstanding common equity.

For adding shares to a stock award plan for non-employee directors, except refer if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

For approving an annual bonus plan

For adopting a savings plan

For granting a one-time stock option or stock award, except refer if the plan dilution is more than 15% of the outstanding common equity

For adopting a deferred compensation plan

For approving a long-term bonus plan

For approving an employment agreement or contract

For amending a deferred compensation plan

For exchanging underwater options (options with a per-share exercise price that exceeds the underlying stock’s current market price)

For amending an annual bonus plan

For reapproving a stock option plan or bonus plan for purposes of OBRA

For amending a long-term bonus plan

13.	Shareholder Proposals

For requiring shareholder ratification of auditors

Against requiring the auditors to attend the annual meeting

Against limiting consulting by auditors

Against requiring the rotation of auditors

Against restoring preemptive rights

For asking the company to study sales, spin-offs, or other strategic alternatives

For asking the board to adopt confidential voting and independent tabulation of the proxy ballots

Against asking the company to refrain from counting abstentions and broker non-votes in vote tabulations

Against eliminating the company’s discretion to vote unmarked proxy ballots.

For providing equal access to the proxy materials for shareholders

Against requiring a majority vote to elect directors

Against requiring the improvement of annual meeting reports

Against changing the annual meeting location

Against changing the annual meeting date

Against asking the board to include more women and minorities as directors.

Against seeking to increase board independence

Against limiting the period of time a director can serve by establishing a retirement or tenure policy

Against requiring minimum stock ownership by directors

Against providing for union or employee representatives on the board of directors

For increasing disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan

For increasing the independence of the nominating committee

For creating a nominating committee of the board

Against urging the creation of a shareholder committee

Against asking that the chairman of the board of directors be chosen from among the ranks of the non-employee directors

Against asking that a lead director be chosen from among the ranks of the non-employee directors

For adopting cumulative voting

Against requiring directors to place a statement of candidacy in the proxy statement

Against requiring the nomination of two director candidates for each open board seat

Against making directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director’s gross negligence and/or reckless or willful neglect

For repealing a classified board

Against asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan

For eliminating supermajority provisions

For reducing supermajority provisions

Against repealing fair price provisions

For restoring shareholders’ right to call a special meeting

For restoring shareholders’ right to act by written consent

For limiting the board’s discretion to issue targeted share placements or requiring shareholder approval before such block placements can be made

For seeking to force the company to opt out of a state takeover statutory provision

Against reincorporating the company in another state

For limiting greenmail payments

Against advisory vote on compensation

Against restricting executive compensation

For enhance the disclosure of executive compensation

Against restricting director compensation

Against capping executive pay

Against calling for directors to be paid with company stock

Against calling for shareholder votes on executive pay

Against calling for the termination of director retirement plans

Against asking management to review, report on, and/or link executive compensation to non-financial criteria, particularly social criteria

Against seeking shareholder approval to reprice or replace underwater stock options

For banning or calling for a shareholder vote on future golden parachutes

Against seeking to award performance-based stock options

Against establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement

Against requesting that future executive compensation be determined without regard to any pension fund income

Against approving extra benefits under Supplemental Executive Retirement Plans (SERPs)

Against requiring option shares to be held

For creating a compensation committee

Against requiring that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate management-to assist with executive compensation issues

For increasing the independence of the compensation committee

For increasing the independence of the audit committee

For increasing the independence of key committees

14.	Social Issue Proposals

Against asking the company to develop or report on human rights policies

For asking the company to review its operations’ impact on local groups, except against if the proposal calls for action beyond reporting

Against asking the company to limit or end operations in Burma

For asking management to review operations in Burma

For asking management to certify that company operations are free of forced labor

Against asking management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China.

Against asking management to develop social, economic, and ethical criteria that the company could use to determine the acceptability of military contracts and to govern the execution of the contracts

Against asking management to create a plan of converting the company’s facilities that are dependent on defense contracts toward production for commercial markets

Against asking management to report on the company’s government contracts for the development of ballistic missile defense technologies and related space systems

Against asking management to report on the company’s foreign military sales or foreign offset activities

Against asking management to limit or end nuclear weapons production

Against asking management to review nuclear weapons production

Against asking the company to establish shareholder-designated contribution programs

Against asking the company to limit or end charitable giving

For asking the company to increase disclosure of political spending and activities

Against asking the company to limit or end political spending

For requesting disclosure of company executives’ prior government service

Against requesting affirmation of political nonpartisanship

For asking management to report on or change tobacco product marketing practices, except against if the proposal calls for action beyond reporting

Against severing links with the tobacco industry

Against asking the company to review or reduce tobacco harm to health

For asking management to review or promote animal welfare, except against if the proposal calls for action beyond reporting

For asking the company to report or take action on pharmaceutical drug pricing or distribution, except against if the proposal asks for more than a report

Against asking the company to take action on embryo or fetal destruction

For asking the company to review or report on nuclear facilities or nuclear waste, except against if the proposal asks for cessation of nuclear-related activities or other action beyond reporting

For asking the company to review its reliance on nuclear and fossil fuels, its development or use of solar and wind power, or its energy efficiency, except vote against if the proposal asks for more than a report.

Against asking management to endorse the Ceres principles

For asking the company to control generation of pollutants, except against if the proposal asks for action beyond reporting or if the company reports its omissions and plans to limit their future growth or if the company reports its omissions and plans to reduce them from established levels

For asking the company to report on its environmental impact or plans, except against if management has issued a written statement beyond the legal minimum

For asking management to report or take action on climate change, except against if management acknowledges a global warming threat and has issued company policy or if management has issued a statement and committed to targets and timetables or if the company is not a major emitter of greenhouse gases

For asking management to report on, label, or restrict sales of bioengineered products, except against if the proposal asks for action beyond reporting or calls for a moratorium on sales of bioengineered products

Against asking the company to preserve natural habitat

Against asking the company to review its developing country debt and lending criteria and to report to shareholders on its findings

Against requesting the company to assess the environmental, public health, human rights, labor rights, or other socioeconomic impacts of its credit decisions

For requesting reports and/or reviews of plans and/or policies on fair lending practices, except against if the proposal calls for action beyond reporting

Against asking the company to establish committees to consider issues related to facilities closure and relocation of work

For asking management to report on the company’s affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on specific positions within the company, except against if the company releases its EEO-1 reports

Against asking management to drop sexual orientation from EEO policy

Against asking management to adopt a sexual orientation non-discrimination policy

For asking management to report on or review Mexican operations

Against asking management to adopt standards for Mexican operations

Against asking management to review or implement the MacBride principles

Against asking the company to encourage its contractors and franchisees to implement the MacBride principles

For asking management to report on or review its global labor practices or those of its contractors, except against if the company already reports publicly using a recognized standard or if the resolution asks for more than a report

Against asking management to adopt, implement, or enforce a global workplace code of conduct based on the International Labor Organization’s core labor conventions

For requesting reports on sustainability, except against if the company has already issued a report in GRI format

*    *    *    *

Killen

Proxy Voting Policies and Procedures
TKG, Inc. recognizes that the act of managing assets of clients consisting of common stock includes the voting of proxies related to the stock.  Where a client has delegated the power to vote portfolio securities in his or her account, TKG, Inc. will vote the proxies in a manner that it believes is in the best interests of the client. Where TKG, Inc. has such responsibility, it has implemented these Proxy Voting Policies and Procedures.

Proxy Voting
The Chief Operating Officer shall identify those client accounts that TKG, Inc. is responsible for voting proxies.

The Chief Operating Officer shall maintain a log or otherwise create a record that lists those clients where TKG, Inc. exercises proxy voting authority.

Proxy Voting Guidelines
TKG, Inc. shall vote proxies related to securities held by any client in a manner believed to be in the best interests of the client.  In voting on each and every issue, TKG, Inc. shall vote in a prudent and diligent fashion and only after a careful evaluation of the issue presented on the ballot.

Proxy Voting Conflicts of Interest
TKG, Inc. recognizes that conflicts between itself and clients may arise in voting the proxies of public companies and that these conflicts must be addressed. The Chief Operating Officer is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Where appropriate, TKG, Inc. will use one of the following methods to resolve such conflicts, provided such method results in a decision to vote the proxies that is based on the clients' best interest and is not the product of the conflict:

 provide the client with sufficient information regarding the shareholder vote and TKG, Inc.'s potential conflict to the client and obtain the client's consent before voting; or

 request the client to engage another party to determine how the proxies should be voted.

The Killen Group has adopted the following guidelines to assist in voting proxies:

Policy Overview

The primary goal of The Killen Group is to maximize the economic value of the investments that we make for our individual clients and for our mutual fund shareholders.  We believe that this goal is primarily achieved through the purchase and sale of investment securities.  Another means by which we fulfill our obligation to our clients is by diligently exercising our responsibility to vote proxies.  The latter responsibility can be an effective method of ensuring proper corporate governance on the part of a company’s directors and management.

The keystone to The Killen Group’s investment style is its reliance on in-depth research prior to purchasing an investment.  Part of this process involves a review of the prospective company’s management team and its past record of corporate governance.  As a consequence, for those companies that are eventually approved for purchase, we are more likely than not to support recommendations of the board of directors when voting proxies.  In the final analysis, however, we will vote proxies in a prudent and diligent fashion after careful evaluation of the issues and in a manner that we believe will result in maximizing the long-term value of the investment to our clients.

We have developed the following guidelines to assist in deciding how to vote on certain issues.  We may, however, vary from these guidelines if there is, in our opinion, a compelling reason to do so.  In the latter case, the rationale for deviating from the guidelines will be documented and a record of the action maintained.

Boards of Directors

We believe that a majority of directors should be independent and that the audit, compensation and nominating committees should consist solely of independent directors and will vote in favor of proposals that ensure such independence.  We generally support separating the positions of chairman and chief executive officer.  We support proposals that provide that directors be elected on an affirmative vote of the majority of votes cast.

Notwithstanding the above, the failure of a company to have a majority of independent directors or all independent directors on key committees or to separate the positions of chairman and chief executive officer may not cause The Killen Group to vote against a director if, in our judgment, the individual’s interests are closely aligned with those of shareholders.

Generally, The Killen Group will vote for those nominees recommended by the board of directors after considering such factors as board meeting attendance, compensation from the company for services other than board membership, nominees that are party to an interlocking directorship and the nominee’s past support of principles of good corporate governance.

Auditors

We believe the relationship between a public company and its auditors should be limited to the audit engagement and closely related activities that do not raise any question of compromised independence.  We will vote in favor of proposals to prohibit or limit fees paid to auditors for non-audit services.

Executive Compensation

We believe that equity based compensation plans approved by a company’s shareholders can be an effective way of aligning the interests of shareholders and management.  However, we will vote against such plans that substantially dilute our ownership interest, that appear to be excessively generous, that have below market value exercise prices on the date of issuance or that allow the re-pricing of underwater stock options without shareholder approval.  We will normally vote in favor of proposals to require the expensing of options.  We will generally oppose proposals that give shareholders the right to vote on executive compensation as we believe this could create a competitive disadvantage for the company.

Shareholder Rights

The Killen Group supports all shareholders having an equal opportunity to effect change at the company in which they have invested.  Consequently, we will normally vote against proposals for super majority voting rights, against the adoption of poison pill plans and against proposals for different classes of stock with different voting rights.

Capital Structure

Proposals to change a company’s corporate structure may include common or preferred stock authorizations, share repurchase programs, stock splits (or reverse splits) and debt authorizations.  We will generally vote with management’s recommendations so long as they appear to be aligned with the best interests of shareholders, do not appear to be an anti-takeover device or intended to entrench current management and do not create an excessive debt burden.  Because it is principally believed to be an anti-takeover device, we will generally vote against proposals to establish a staggered board.  However, we will not necessarily vote against the re-election of a staggered board.

Social Responsibility

Although The Killen Group believes corporations have an obligation to be responsible corporate citizens, we generally will not support social, environmental or political initiatives if they can not be shown to have a positive economic impact on the company.

Restructurings, Mergers and Acquisitions

When shareholders are asked to vote on restructurings, mergers, acquisitions and similar proposals, it is because they are material to the ongoing nature and health of the company and require the analysis of multiple factors.  Accordingly, The Killen Group will weigh each such proposal on a case by case basis.

Conflict of Interest

Any committee member who is affiliated in any manner with the issuer of a proxy, including stock ownership, directorship or employment of a family member, shall not participate in the decision on the proxy.

In addition, if The Killen Group has a business relationship, as defined below, with the issuer of a proxy and there is a proxy contest, the proxy will be referred to a proxy service, selected by the Fund’s outside legal counsel, for a vote.

A business relationship will be considered to exist if The Killen Group provides advisory services to the issuer, to a person or persons who owns 5% or more of the issuer’s stock or to the chief executive or financial officers of the issuer.

Records

Proxy records for each account shall be maintained by the Research Department and shall include information specified on Form N-PX as required by Rule 30b1-4 of the Investment Company Act.  The records shall be preserved for at least six years.  Proxy information shall be recorded even if The Killen Group abstains from voting.
*    *    *    *

Alger

Alger, an investment adviser registered under the Investment Advisers Act of 1940, as amended, maintains discretionary authority over client accounts, including the Fund, and is responsible for voting proxies of foreign and domestic securities held in Alger’s portion of the Fund.  Alger views the responsibility its clients have entrusted to it seriously and has adopted and implemented written policies and procedures designed to ensure that proxies are voted in the best interests of its clients.

Alger delegates its proxy voting authority for foreign and domestic securities held in Alger’s portion of the Fund to RiskMetrics Group (“RiskMetrics”), a leading proxy voting service provider and registered investment adviser. RiskMetrics votes proxies strictly in accordance with pre-determined proxy voting guidelines in order to minimize conflicts of interest. The predetermined proxy voting guidelines, which are summarized below, address matters such as operations, board of directors, proxy contests, anti-takeover defenses, mergers and corporate restructuring, state of incorporation, capital structure, executive and director compensation, social and environmental issues and mutual fund proxies. RiskMetrics will recuse itself from voting proxies should it have a material conflict of interest with the company whose proxies are at issue. Alger monitors RiskMetrics’ proxy voting policies and procedures on a quarterly basis to ensure that the proxies are voted in the best interests of the Fund.

Alger maintains records of its proxy voting policies and procedures. Alger or RiskMetrics, on Alger’s behalf, maintains proxy statements received regarding securities held by the Fund; records of votes cast on behalf of the Fund; records of requests for proxy voting information; and any documents prepared that were material to making a voting decision.

No later than August 31st each year, the Fund’s proxy voting record for the most recent 12 months ended June 30th will be available upon request by calling (800) 992-3863 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

The following is a summary of the pre-determined voting guidelines used by Alger or RiskMetrics, on Alger’s behalf, to vote proxies of securities held by the Fund.

Operational Issues

Vote FOR proposals to ratify auditors, unless an auditor has a financial interest in the company, fees for non-audit services are excessive or there is reason to believe that the auditor’s opinion is inaccurate.

Board of Directors

Votes on director nominees in uncontested elections are made on a CASE-BY-CASE basis, examining such factors as the independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity.

Proxy Contests

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis considering such factors as the management’s track record, qualifications of director nominees and an evaluation of what each side is offering shareholders.

Anti-Takeover Defenses

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Mergers and Corporate Restructurings

Vote on a CASE-BY-CASE basis on mergers and corporate restructurings based on factors such as financial issues and terms of the offer.

State of Incorporation

Proposals for changing a company’s state of incorporation are evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating.

Capital Structure

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights; Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed.

Executive and Director Compensation

Votes are determined on a CASE-BY-CASE basis analyzing the estimated dollar cost for the proposed plan.

Social and Environmental Issues

Votes are determined on a CASE-BY-CASE basis, with a focus on how the proposal will enhance the economic value of the company.

Mutual Fund Proxies
Votes to elect directors are determined on a CASE-BY-CASE basis, considering factors such as board structure and director independence and qualifications.

*    *    *    *

Wellington Management

Introduction
Wellington Management Company, LLP (“Wellington Management”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.

Wellington Management’s Proxy Voting Guidelines (the Guidelines), which are incorporated by reference to these Global Proxy Policies and Procedures, set forth the sets of guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion.  While the Guidelines set forth general sets of guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules.  Many of the Guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision.  The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines.  In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Guidelines.

Statement of Policies
As a matter of policy, Wellington Management:

1.           Takes responsibility for voting client proxies only upon a client’s written request.

2.           Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

3.
Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

4.
Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

5.	Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

6.	Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer’s corporate governance as part of the investment process.

7.	Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8.
Provides all clients, upon request, with copies of these Global Proxy Policies and Procedures, the Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9.
Reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policies and Procedures and the set of Proxy Voting Guidelines selected by the client from those provided by Wellington Management; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

Responsibility and Oversight
Wellington Management has a Corporate Governance Committee, established by action of the firm’s Executive Committee, that is responsible for the review and approval of the firm’s written Global Proxy Policies and Procedures and its Proxy Voting Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers.  The firm’s Legal Services Department monitors regulatory requirements with respect to proxy voting on a global basis and works with the Corporate Governance Committee to develop policies that implement those requirements.  Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Corporate Governance Group within the Corporate Operations Department.  In addition, the Corporate Governance Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

Statement of Procedures
Wellington Management has in place certain procedures for implementing proxy voting policies.

General Proxy Voting
Authorization to Vote
Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

Receipt of Proxy
Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client’s custodian bank.  If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent.  Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.

Reconciliation
To the extent reasonably practicable, each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research
In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

Proxy Voting
Following the reconciliation process, each proxy is compared against the set of Proxy Voting Guidelines selected by the client, and handled as follows:

Generally, issues for which explicit proxy voting guidance is provided in the Proxy Voting Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by the Corporate Governance Group and voted in accordance with the Proxy Voting Guidelines.

Issues identified as “case-by-case” in the Proxy Voting Guidelines are further reviewed by the Corporate Governance Group.  In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote.  Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Material Conflict of Interest Identification and Resolution Processes

                   Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies.  Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process.  In addition, the Corporate Governance Committee encourages all personnel to contact the Corporate Governance Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria.  Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote.  In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene.  Any Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

Other Considerations
In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients.  While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

Securities Lending
Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program.  In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted.  Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration
Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking).  When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares.  The portfolio manager retains the final authority to determine whether to block the shares in the client’s portfolio or to pass on voting the meeting.

In certain countries, re-registration of shares is required to enter a proxy vote.  As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client’s portfolio for a substantial period of time.  The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs
Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances.  Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines.  In addition, Wellington Management's practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients. Requirements for Powers of Attorney and consularization are examples of such circumstances.

Additional Information
Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.

Wellington Management’s Global Proxy Policies and Procedures may be amended from time to time by Wellington Management.  Wellington Management provides clients with a copy of its Global Proxy Policies and

Procedures, including the Proxy Voting Guidelines, upon written request.  In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Dated:  December 6, 2007

Wellington Management Company, llp
Global Proxy Voting Guidelines

Introduction

Upon a client’s written request, Wellington Management Company, llp (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities.  Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders.  Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies.  Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical.  Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry.  It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.

Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals.  The “(SP)” after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

Voting Guidelines
Composition and Role of the Board of Directors

Election of Directors:                                                                                                      Case-by-Case

We believe that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

Classify Board of Directors:                                                                                                      Against

We will also vote in favor of shareholder proposals seeking to declassify boards.

Adopt Director Tenure/Retirement Age (SP):                                                                                                                Against

Adopt Director & Officer Indemnification:                                                                                                                For

We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board.  Such proposals must incorporate the duty of care.

Allow Special Interest Representation to Board (SP):                                                                                                           Against

Require Board Independence:                                                                                                      For

We believe that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority.  Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

Require Key Board Committees to be Independent.                                                                                                                           For

Key board committees are the Nominating, Audit, and Compensation Committees.  Exceptions will be made, as above, in respect of local market conventions.

Require a Separation of Chair and CEO or Require a Lead Director                                                                                                                           For

Approve Directors’ Fees                                                 :                                                                For

Approve Bonuses for Retiring Directors:                                                                                                                Case-by-Case

Elect Supervisory Board/Corporate Assembly:                                                                                                                For

Elect/Establish Board Committee:                                                                                                                For

Adopt Shareholder Access/Majority Vote on Election of Director(SP)                                                                                                                Case-by-Case

We believe that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard.  Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy.

Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections.  Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

Management Compensation

Adopt/Amend Stock Option Plans:                                                                                                      Case-by-Case

Adopt/Amend Employee Stock Purchase Plans:                                                                                                      For

Approve/Amend Bonus Plans:                                                                                                      Case-by-Case

In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA

stipulates that certain forms of compensation are not tax-deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals.  Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan.  In such cases, failure of the proposal prevents the awards from being granted.  We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

Approve Remuneration Policy:                                                                                                      Case-by-Case

Exchange Underwater Options:                                                                                                      Case-by-Case

We may support value-neutral exchanges in which senior management is ineligible to participate.

Eliminate or Limit Severance Agreements (Golden Parachute)                                                                                                      Case-by-Case

We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.

Shareholder Approval of Future Severance Agreements                                                                                                      Case-by-Case
Covering Senior Executives (SP):

We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof.  But, we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

Expense Future Stock Options (SP):                                                                                                      For

Shareholder Approval of All Stock Option Plans (SP):                                                                                                      For

Disclose All Executive Compensation (SP):                                                                                                      For

Reporting of Results

Approve Financial Statements:                                                                                                      For

Set Dividends and Allocate Profits:                                                                                                      For

Limit Non-Audit Services Provided by Auditors (SP):                                                                                                      Case-by-Case

We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

Ratify Selection of Auditors and Set Their Fees:                                                                                                      Case-by-Case

We will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

Elect Statutory Auditors:                                                                                                      Case-by-Case

Shareholder Approval of Auditors (SP):                                                                                                      For

Shareholder Voting Rights

Adopt Cumulative Voting (SP):                                                                                                      Against

We are likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

Shareholder Rights Plans                                                                                                      Case-by-Case

Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders.  However, these plans also may be misused to entrench management.  The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans.

-      We generally support plans that include:
-      Shareholder approval requirement
-      Sunset provision
-      Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).

Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

Authorize Blank Check Preferred Stock:                                                                                                      Case-by-Case

We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

Eliminate Right to Call a Special Meeting:                                                                                                      Against

Increase Supermajority Vote Requirement:                                                                                           Against

We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

Adopt Anti-Greenmail Provision:                                                                                                      For

Adopt Confidential Voting (SP):                                                                                                      Case-by-Case

We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

Remove Right to Act by Written Consent:                                                                                                      Against

Capital Structure

Increase Authorized Common Stock:                                                                                                                                     Case-by-Case

We generally support requests for increases up to 100% of the shares currently authorized.  Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold.

Approve Merger or Acquisition:                                                                                                                Case-by-Case

Approve Technical Amendments to Charter:                                                                                                                           Case-by-Case

Opt Out of State Takeover Statutes:                                                                                                                For

Authorize Share Repurchase:                                                                                                      For

Authorize Trade in Company Stock:                                                                                                                For

Approve Stock Splits:                                                                                           Case-by-Case

We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

Approve Recapitalization/Restructuring:                                                                                                      Case-by-Case

Issue Stock with or without Preemptive Rights:                                                                                                      For

Issue Debt Instruments:                                                                                           Case-by-Case

Social Issues

Endorse the Ceres Principles (SP):                                                                                                      Case-by-Case

Disclose Political and PAC Gifts (SP):                                                                                                      Case-by-Case

We generally do not support imposition of disclosure requirements on management of companies in excess of regulatory requirements.

Require Adoption of International Labor Organization’s                                                                                                      Case-by-Case

Fair Labor Principles (SP):

Report on Sustainability (SP):                                                                                           Case-by-Case

Miscellaneous

Approve Other Business:                                                                                                      Against

Approve Reincorporation:                                                                                                      Case-by-Case

Approve Third-Party Transactions:                                                                                                      Case-by-Case

Dated: October 16,2008

Westwood

PROXY VOTING

Policy

Westwood, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Firm Specific Policy

Westwood has engaged Broadridge for assistance with the proxy voting process for our clients. Broadridge is a leading provider of full service proxy voting services to the global financial industry. Westwood has also engaged Glass Lewis for assistance with proxy research and analysis. Glass Lewis provides complete analysis and voting recommendations on all proposals and is designed to assist investors in mitigating risk and improving long-term value. In most cases, we agree with Glass Lewis’s recommendations, however, ballots are reviewed bi-monthly by our analysts and we may choose to vote differently than Glass Lewis if we believe it in the best interest of our clients.

Responsibility

Westwood’s Vice President, Senior Performance Analyst has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Procedure

Westwood has adopted the following procedures to implement the firm’s policy:

Proxy Voting Records.  With respect to proxy record keeping, Westwood maintains complete files for all clients.  These files include a listing of all proxy material sent on behalf of our clients along with individual copies of each response. Client access to these files can be arranged upon request. A summary of voting is sent to each client on an annual basis.

Voting Procedures

•	Westwood has engaged Broadridge and Glass Lewis for assistance with the proxy voting process for our clients.

•	All proxy materials that Westwood is responsible for voting on behalf of clients shall be forwarded to Broadridge;

•
Westwood’s analysts review the Glass Lewis proxy voting recommendations on a bi-monthly basis.  The analyst may choose to vote differently than Glass Lewis if the analyst believes it is in the best interest of the client;

•
If Westwood chooses to vote differently than Glass Lewis, then Westwood will overwrite the Glass Lewis recommendation on the ProxyEdge platform.  If Westwood agrees with the Glass Lewis recommendations, no  action is necessary;

•	Broadridge will complete the proxy and mail the proxy in a timely and appropriate manner.

Disclosure

•
Westwood will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request a proxy voting summary information regarding how Westwood voted a client’s proxies, and that clients may request a copy of these policies and procedures.

•
The Vice President, Senior Performance Analyst will also send a copy of this summary to all existing clients who have previously received Westwood’s Disclosure Document; or the Vice President, Senior Performance Analyst may send each client the amended Disclosure Document.  Either mailing shall highlight the inclusion of information regarding proxy voting.

Client Requests for Information

•	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Vice President, Senior Performance Analyst.

•
In response to any request the Vice President, Senior Performance Analyst will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Westwood voted the client’s proxy with respect to each proposal about which client inquired.

Voting Guidelines

•	Westwood has engaged Broadridge and Glass Lewis for assistance with the proxy voting process for our clients. The Glass Lewis Proxy Voting Guidelines are attached as Exhibit H.

•	Westwood analysts will review the Glass Lewis proxy voting recommendations bi-monthly using the following guidelines:

•	Westwood will vote proxies in the best interests of each particular client.

•	Westwood’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client.

•	Clients are permitted to place reasonable restrictions on Westwood’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

Conflicts of Interest

•
Westwood will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Westwood with the issuer of each security to determine if Westwood or any of its employees has any financial, business or personal relationship with the issuer.

•
If a material conflict of interest exists, the Vice President, Senior Performance Analyst will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through the objective means of voting consistent with the independent third party Glass Lewis voting recommendations.

•	Westwood will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping. The Vice President, Senior Performance Analyst shall retain the following proxy records in accordance with the SEC’s five-year retention requirement:

•	These policies and procedures and any amendments;

•	A proxy voting summary from Broadridge;

•	Any document Westwood created that was material to making a decision to vote in opposition to Glass Lewis’ recommendation, or that memorializes any such decision; and

•	A copy of each written request from a client for a proxy voting summary, and a copy of any written response.

*    *    *    *

BlackRock

Proxy Voting Policies and Procedures

For BlackRock Advisors, LLC
And Its Affiliated SEC Registered Investment Advisers

Effective
May 1, 2009

Copyright © 2009 BlackRock, Inc.
All rights reserved.

                                                                                              Page

I. SCOPE OF COMMITTEE RESPONSIBILITIES2
II. SPECIAL CIRCUMSTANCES                                   3
A. Routine Consents                                         3
B. Securities on Loan                                        3
C. Voting Proxies for Non-US Companies     4
D. Securities Sold After Record Date            4
E. Conflicts of Interest                                    4
III. VOTING GUIDELINES                                            5
A. Boards of Directors                                  5
B. Auditors                                                      8
C. Compensation and Benefits                     8
D. Capital Structure                                       10
E. Corporate Charter and By-Laws              11
F. Corporate Meetings                                   12
G. Investment Companies                             13
H. Environmental and Social Issues           13
IV. NOTICE TO CLIENTS                                          17

Proxy Voting Policies and Procedures

These Proxy Voting Policies and Procedures (the “Policy”) for BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers.1 (“BlackRock”) reflect our duty as a fiduciary under the Investment Advisers Act of 1940 (the “Advisers Act”) to vote proxies in the best interests of our clients. BlackRock serves as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belongs to BlackRock’s clients. Certain clients of BlackRock have retained the right to vote such proxies in general or in specific circumstances.2 Other clients, however, have delegated to BlackRock the right to vote proxies for securities held in their accounts as part of BlackRock’s authority to manage, acquire and dispose of account assets.

When BlackRock votes proxies for a client that has delegated to BlackRock proxy voting authority, BlackRock acts as the client’s agent. Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client’s behalf, including proxy voting. BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client’s best interests,3 whether or not the client’s proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974 (“ERISA”).4 When voting proxies for client accounts (including investment companies), BlackRock’s primary objective is to make voting decisions solely in the best interests of clients and ERISA clients’ plan beneficiaries and participants. In fulfilling its obligations to clients, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.5 It is imperative that BlackRock considers the interests of its clients, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock’s interest and those of BlackRock’s clients are properly addressed and resolved.

Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

1  The Policy does not apply to BlackRock Asset Management U.K. Limited and BlackRock Investment Managers International Limited, which are U.S. registered investment advisers based in the United Kingdom.
2  In certain situations, a client may direct BlackRock to vote in accordance with the client’s proxy voting policies. In these situations, BlackRock will seek to comply with such policies to the extent it would not be inconsistent with other BlackRock legal responsibilities.
3  Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003).
4  DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2
5 Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.

1

In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, BlackRock has adopted these policies and procedures. BlackRock’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Committee”), addresses proxy voting issues on behalf of BlackRock and its clients.6 The Committee is comprised of senior members of BlackRock’s Portfolio Management Group and advised by BlackRock’s Legal and Compliance Department.

I.           SCOPE OF COMMITTEE RESPONSIBILITIES
The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for BlackRock accounts.7

The Committee shall establish BlackRock’s proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a “right” way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.

The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues. BlackRock believes that certain proxy voting issues – such as approval of mergers and other significant corporate transactions – require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).8

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts.

6  Subject to the Proxy Voting Policies of Merrill Lynch Bank & Trust Company FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Bank & Trust Company FSB trust accounts managed by personnel dually-employed by BlackRock.
7 The Committee may delegate day-to-day administrative responsibilities to other BlackRock personnel and/or outside service providers, as appropriate.
8 The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.

2

In addition, on proxy votes that are akin to investment decisions, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for BlackRock’s clients, on how best to maximize economic value in respect of a particular investment.

The Committee will also be responsible for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.9 All records will be maintained in accordance with applicable law. Except as may be required by applicable legal requirements, or as otherwise set forth herein, the Committee’s determinations and records shall be treated as proprietary, nonpublic and confidential.

The Committee shall be assisted by other BlackRock personnel, as may be appropriate. In particular, the Committee has delegated to the BlackRock Operations Department responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Operations Department shall ensure that proxy voting issues are promptly brought to the Committee’s attention and that the Committee’s proxy voting decisions are appropriately disseminated and implemented.

To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services. BlackRock has currently retained Risk Metrics Group, Inc. in that role. Risk Metrics Group, Inc. is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

II.           SPECIAL CIRCUMSTANCES

A.           Routine Consents

BlackRock may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by BlackRock clients. BlackRock will generally treat such requests for consents not as “proxies” subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible BlackRock investment professionals, provided that such consents (i) do not relate to the election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which BlackRock clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.

B.           Securities on Loan
Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender (unless the loan is recalled). BlackRock believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the

9 The Committee may delegate the actual maintenance of such records to an outside service provider. Currently, the
Committee has delegated the maintenance of such records to Institutional Shareholder Services.

3

securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a matter that satisfies such client. If client has decided to participate in a securities lending program, BlackRock will therefore defer to the client’s determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. Where a client retains a lending agent that is unaffiliated with BlackRock, BlackRock will generally not seek to vote proxies relating to securities on loan because BlackRock does not have a contractual right to recall such loaned securities for the purpose of voting proxies. Where BlackRock or an affiliate acts as the lending agent, BlackRock will also generally not seek to recall loaned securities for proxy voting purposes, unless the portfolio manager responsible for the account or the Committee determines that voting the proxy is in the client’s best interest and requests that the security be recalled.

C.           Voting Proxies for Non-US Companies

While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

As a consequence, BlackRock votes proxies of non-US companies only on a “best-efforts” basis. In addition, the Committee may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the Committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from BlackRock portfolio managers) may override such determination with respect to a particular issuer’s shareholder meeting if the Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case BlackRock will seek to vote on a best-efforts basis.

D.           Securities Sold After Record Date

With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, BlackRock may take no action on proposals to be voted on in such meeting.

E.           Conflicts of Interest

From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a “BlackRock Affiliate”), or a money management or other

4

client of BlackRock (a “BlackRock Client”).10 In such event, provided that the Committee is aware of the real or potential conflict, the following procedures shall apply:

1.
The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients. If, however, the matter to be voted on represents a non-routine matter that is material to a BlackRock Affiliate or a BlackRock Client and the Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock’s clients; and

2.
if the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the BlackRock Portfolio Management Group and/or the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client’s best interest notwithstanding the conflict.

III. VOTING GUIDELINES

The Committee has determined that it is appropriate and in the best interests of BlackRock’s clients to adopt the following voting guidelines, which represent the Committee’s usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the Committee’s judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

A.           Boards of Directors

These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies. As a general matter, the Committee believes that a company’s Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a Director nominee’s history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant.

10 Such issuers may include investment companies for which BlackRock provides investment advisory, administrative and/or other services.

5

The Committee’s general policy is to vote:

#           VOTE and DESCRIPTION

A.1           FOR nominees for director of United States companies in
uncontested elections, except for nominees who
•           have missed at least two meetings and, as a result,
attended less than 75% of meetings of the Board of
Directors and its committees the previous year, unless
the nominee missed the meeting(s) due to illness or
company business
•           voted to implement or renew a “dead-hand” poison pill
•           ignored a shareholder proposal that was approved by
either a majority of the shares outstanding in any year or
by the majority of votes cast for two consecutive years
•           failed to act on takeover offers where the majority of the shareholders have tendered their shares
•           are corporate insiders who serve on the audit,
compensation or nominating committees or on a full
Board that does not have such committees composed
exclusively of independent directors
•           on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance
•           sit on more than six boards of public companies
A.2           FOR nominees for directors of non-U.S. companies in
uncontested elections, except for nominees from whom the
Committee determines to withhold votes due to the nominees’
poor records of representing shareholder interests, on a case-bycase basis
A.3           FOR proposals to declassify Boards of Directors, except where there exists a legitimate purpose for classifying boards
A.4           AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards
A.5           AGAINST proposals supporting cumulative voting
A.6           FOR proposals eliminating cumulative voting
A.7           FOR proposals supporting confidential voting
A.8           FOR proposals seeking election of supervisory board members
A.9           AGAINST shareholder proposals seeking additional representation of women and/or minorities generally (i.e., not specific
individuals) to a Board of Directors
A.10           AGAINST shareholder proposals for term limits for directors
A.11           FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older
A.12           AGAINST shareholder proposals requiring directors to own a minimum amount of company stock
A.13           FOR proposals requiring a majority of independent directors on a
Board of Directors
A.14           FOR proposals to allow a Board of Directors to delegate powers to a committee or committees

6

A.15           FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors
A.16           AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer or shareholder proposals requiring the position of chair be filled by an independent director
A.17           FOR proposals to elect account inspectors
A.18           FOR proposals to fix the membership of a Board of Directors at a specified size
A.19           FOR proposals permitting shareholder ability to nominate
directors directly
A.20           AGAINST proposals to eliminate shareholder ability to nominate directors directly
A.21           FOR proposals permitting shareholder ability to remove directors directly
A.22           AGAINST proposals to eliminate shareholder ability to remove directors directly
A.23           FOR precatory and binding resolutions requesting that the board change the company’s by-laws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is
incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats
A.24           AGAINST shareholder proposals requiring two candidates per board seat
A.25           AGAINST proposals to eliminate entirely directors’ and officers’
liability for monetary damages for violating the duty of care
A.26           AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as
negligence, that are more serious violations of fiduciary
obligation than mere carelessness
A.27           AGAINST proposals that would expand the scope of
indemnification to provide for mandatory indemnification of
company officials in connection with acts that previously the company was permitted to provide indemnification for at the
discretion of the company's board (i.e. "permissive
indemnification"), but that previously the company was not
required to indemnify
A.28           FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was
unsuccessful if both of the following apply:
•           If the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best
interests of the company; and
•           If only the director’s legal expenses would be covered

7

A.29           AGAINST proposals that provide that directors may be removed only for cause
A.30           FOR proposals to restore shareholders’ ability to remove
directors with or without cause
A.31           AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies
A.32           FOR proposals that permit shareholders to elect directors to fill board vacancies, provided that it is understood that investment company directors may fill Board vacancies as permitted by the
Investment Company Act of 1940, as amended

B.           Auditors

These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

The Committee’s general policy is to vote:

B.1           FOR approval of independent auditors, except for
•           auditors that have a financial interest in, or material
association with, the company they are auditing, and are
therefore believed by the Committee not to be independent
•           auditors who have rendered an opinion to any company
which in the Committee’s opinion is either not consistent
with best accounting practices or not indicative of the
company’s financial situation
•          on a case-by-case basis, auditors who in the Committee’s
opinion provide a significant amount of non-audit services to the company
B.2           FOR proposals seeking authorization to fix the remuneration of auditors
B.3           FOR approving internal statutory auditors
B.4           FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years

C.           Compensation and Benefits

These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of a company’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro-manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.

8

The Committee’s general policy is to vote:

C.1           IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on
compensation plans if the ISS recommendation is based solely on whether or not the company’s plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on
factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial
approvals.
C.2           FOR proposals to eliminate retirement benefits for outside directors
C.3           AGAINST proposals to establish retirement benefits for outside directors
C.4           FOR proposals approving the remuneration of directors or of supervisory board members
C.5           AGAINST proposals to reprice stock options
C.6           FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend
ESPPs if the plan as amended applies to all employees.
C.7           FOR proposals to pay retirement bonuses to directors of
Japanese companies unless the directors have served less than three years
C.8           AGAINST proposals seeking to pay outside directors only in stock
C.9           FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits
C.10           AGAINST proposals to ban all future stock or stock option grants to executives
C.11           AGAINST option plans or grants that apply to directors or
employees of “related companies” without adequate disclosure of the corporate relationship and justification of the option policy
C.12           FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation
C.13           FOR shareholder proposals – based on a case-by-case analysis –
that request the Board to establish a pay-for-superior
performance standard in the company's executive compensation plan for senior executives
C.14           AGAINST executive compensation plans in which there is a no connection between the CEO’s pay and company performance
(e.g., the plan calls for an increase in pay and when there has been a decrease in company performance
C.15           WITHHOLD votes from the Compensation Committee members
when company compensation plan has no connection between
executive pay and company performance
C.16           FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table

9

C.17           FOR shareholder proposals seeking disclosure regarding the company, Board, or Board committee’s use of compensation
consultants, such as company name, business relationship(s) and fees paid
C.18           AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of
compensation
C.19           FOR shareholder proposals to require golden parachutes or
executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts
C.20           FOR shareholder proposals requesting to put extraordinary
benefits contained in Supplemental Executive Retirement Plans
(“SERP”) agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits
beyond what is offered under employee-wide plans
C.21           FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding all incentive or bonus pay from the SERP’s definition of covered compensation used to establish such benefits
C.22           AGAINST the equity plan if any of the following factors apply:
• The total cost of the company’s equity plans is unreasonable;
•           The plan expressly permits the repricing of stock options
without prior shareholder approval;
•           There is a disconnect between CEO pay and the company’s
performance; and/or
•           The plan is a vehicle for poor compensation practices
C.23           FOR equity plans for non-employee director on a case-by-case basis based on the structure of the plan
C.24           AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing
standards would not preclude them from doing so
C.25           FOR shareholder proposals to put option repricings to a shareholder vote

D.           Capital Structure

These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

The Committee’s general policy is to vote:

10

D.1           AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non-US company’s total outstanding capital
D.2           FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights
D.3           FOR management proposals approving share repurchase programs
D.4           FOR management proposals to split a company’s stock
D.5           FOR management proposals to denominate or authorize
denomination of securities or other obligations or assets in Euros
D.6           FOR proposals requiring a company to expense stock options
(unless the company has already publicly committed to do so by a certain date)
D.7           AGAINST proposals to create a new class of common stock with superior voting rights
D.8           AGAINST proposals at companies with dual-class capital
structures to increase the number of authorized shares of the class of stock that has superior voting rights
D.9           FOR proposals to create a new class of nonvoting or sub-voting common stock if:
•           It is intended for financing purposes with minimal or no
dilution to current shareholders; and
•           It is not designed to preserve the voting power of an insider or significant shareholder
D.10           AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock)
D.11           FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable
D.12           FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced
D.13           FOR management proposals to implement a reverse stock split to avoid delisting
D.14           FOR management proposals to increase the common share
authorization for a stock split or share dividend
D.15           FOR management proposals to institute open-market share
repurchase plans in which all shareholders may participate on equal terms

E.           Corporate Charter and By-Laws

These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws, principally for the purpose of adopting or redeeming “poison pills”. As a general matter, the Committee will oppose poison pill provisions unless, after consultation with the portfolio managers, it is determined that supporting the poison pill is in the best interest of the client.

11

The Committee’s general policy is to vote:

E.1           AGAINST proposals seeking to adopt a poison pill
E.2           FOR proposals seeking to redeem a poison pill
E.3           FOR proposals seeking to have poison pills submitted to
shareholders for ratification
E.4           FOR management proposals to change the company’s name
E.5           AGAINST proposals to require a supermajority shareholder vote
E.6           FOR proposals to lower supermajority vote requirements
E.7           AGAINST proposals giving the board exclusive authority to amend the bylaws
E.8           FOR proposals giving the board the ability to amend the bylaws in addition to shareholders
E.9           CASE-BY-CASE on proposals to change a company’s state of
incorporation, taking into consideration both financial and
corporate governance concerns, including:
- The reasons for reincorporating
- A comparison of the governance provisions
- Comparative economic benefits, and
- A comparison of the jurisdiction laws
E.10           FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes
E.11           FOR proposals to restore, or provide shareholders with rights of appraisal

F.           Corporate Meetings

These are routine proposals relating to various requests regarding the formalities of corporate meetings.

The Committee’s general policy is to vote:

F.1           AGAINST proposals that seek authority to act on “any other business that may arise”
F.2           FOR proposals designating two shareholders to keep minutes of the meeting
F.3           FOR proposals concerning accepting or approving financial
statements and statutory reports
F.4           FOR proposals approving the discharge of management and the supervisory board
F.5           FOR proposals approving the allocation of income and the
dividend
F.6           FOR proposals seeking authorization to file required
documents/other formalities
F.7           FOR proposals to authorize the corporate board to ratify and execute approved resolutions
F.8           FOR proposals appointing inspectors of elections
F.9           FOR proposals electing a chair of the meeting

12

F.10           FOR proposals to permit “virtual” shareholder meetings over the
Internet
F.11           AGAINST proposals to require rotating sites for shareholder meetings
F.12           AGAINST proposals that are substantially duplicative (i.e., shareholder proposals that are unnecessary because a
management proposal serves the same purpose)

G.            Investment Companies

These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund’s Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund’s investment objective that the Investment Company Act of 1940 envisions will be approved directly by shareholders.

The Committee’s general policy is to vote:

G.1           FOR nominees for director of mutual funds in uncontested
elections, except for nominees who
•           have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its
committees the previous year, unless the nominee missed
the meeting due to illness or fund business
•           ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the
majority of votes cast for two consecutive years
•           are interested directors who serve on the audit or
nominating committees or on a full Board that does not have
such committees composed exclusively of independent
directors
•           on a case-by-case basis, have served as directors of
companies with allegedly poor corporate governance
G.2           FOR the establishment of new series or classes of shares
G.3           AGAINST proposals to change a fund’s investment objective to nonfundamental
G.4           FOR proposals to establish a master-feeder structure or
authorizing the Board to approve a master-feeder structure
without a further shareholder vote
G.5           AGAINST a shareholder proposal for the establishment of a
director ownership requirement
G.6           FOR classified boards of closed-end investment companies
G.6           AGAINST removal of shareholder approval requirement to
reorganize or terminate the trust or any of its series

H.           Environmental and Social Issues
These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder’s environmental or social concerns.
13

The Committee generally believes that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

The Committee’s general policy is to vote:

H.1           AGAINST proposals seeking to have companies adopt
international codes of conduct
H.2           AGAINST proposals seeking to have companies provide non-
required analyses, information statements or reports in the
following areas unless there are compelling investment reasons to request such reports:
-environmental liabilities;
-bank lending policies;
-corporate political contributions or activities;
-alcohol and tobacco advertising and efforts to discourage use of such products by minors or other groups;
-costs and risk of doing business in any individual country or the standards of operations in such country;
-involvement in nuclear defense systems or other military
products;
-animal welfare standards;
-pricing policies;
-the use of certain commodities, genetically modified materials or chemicals;
-sustainability and other perceived political, environmental or social issues that do not directly relate to the economic
operations of the company;
-charitable contributions made by the company
H.3           AGAINST proposals requesting reports on Maquiladora operations or on CERES principles
H.4           AGAINST proposals seeking implementation of the CERES
principles
H.5           FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations
unless:
- The company already provides current, publicly available
information on the perceived impact that climate change may
have on the company as well as associated policies and
procedures to address such risks and/or opportunities;
- The company’s level of disclosure is comparable to or better than information provided by industry peers; and
-There are no significant fines, penalties, or litigation
associated with the company’s environmental performance

14

H.6           AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the
subject of recent, significant fines or litigation resulting from greenhouse gas emissions
H.7           FOR resolutions requesting that companies outline their
preparations to comply with standards established by Kyoto
Protocol signatory markets unless:
-The company does not maintain operations in Kyoto signatory markets;
-The company already evaluates and substantially discloses such information;
-Greenhouse gas emissions do not significantly impact the
company’s core businesses; or
-The company is not required to comply with the Kyoto Protocol standards
H.8           AGAINST resolutions that request the disclosure of detailed information on a company’s policies related to land use or
development unless the company has been the subject of recent, significant fines or litigation stemming from its land use
H.9           AGAINST proposals to publish in newspapers and public media the company's political contributions as such publications could present significant cost to the company without providing
commensurate value to shareholders
H.10           AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage
H.11           AGAINST proposals restricting the company from making
charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which
contributions are in the best interests of the company
H.12           AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such
service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any
meaningful information to shareholders
H.13           AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or non-discrimination policies
H.14           AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administrative burden on the company
H.15           FOR proposals seeking to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the
company

15

H.16           AGAINST proposals to exclude references to sexual orientation, interests, or activities from a company’s EEO statement
H.17           AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company
H.18           AGAINST proposals to take specific actions or adopt policies that require the company to support legislation to:
-label or identify products in a certain manner;
-study or evaluate the use of certain company products;
-increase animal welfare standards to above those required by law; or
-engage in political, environmental or social activities that do not directly relate to the economic operations of the company
H.19           CASE-BY-CASE on proposals requesting an economic risk
assessment of environmental performance, considering:
-The feasibility of financially quantifying environmental risk factors;
-The company’s compliance with applicable legislation and/or regulations regarding environmental performance;
-The costs associated with implementing improved standards;
-The potential costs associated with remediation resulting from poor environmental performance; and
-The current level of disclosure on environmental policies and initiatives
H.20           FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public
H.21           CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering:
- Risks associated with certain international markets;
- The utility of such a report to shareholders; and
- The existence of a publicly available code of corporate conduct that applies to international operations
H.22           CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:
-The nature and amount of company business in that country;
-The company’s workplace code of conduct;
-Proprietary and confidential information involved;
-Company compliance with U.S. regulations on investing in the country; and/or
-Level of peer company involvement in the country

16

H.23           CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:
-The company’s current workplace code of conduct or
adherence to other global standards and the degree they meet the standards promulgated by the proponent;
-Agreements with foreign suppliers to meet certain workplace standards;
-Whether company and vendor facilities are monitored and
how;
-Company participation in fair labor organizations;
-Type of business;
-Proportion of business conducted overseas;
-Countries of operation with known human rights abuses;
-Whether the company has been recently involved in significant labor and human rights controversies or violations;
-Peer company standards and practices; and
-Union presence in company’s international factories

IV.           NOTICE TO CLIENTS

BlackRock will make records of any proxy vote it has made on behalf of a client available to such client upon request.11 BlackRock will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients’ interests or as may be necessary to effect such votes or as may be required by law.

BlackRock encourages clients with an interest in particular proxy voting issues to make their views known to BlackRock, provided that, in the absence of specific written direction from a client on how to vote that client’s proxies, BlackRock reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.

These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice.

11 Such request may be made to the client’s portfolio or relationship manager or addressed in writing to Secretary,
BlackRock Equity Investment Policy Oversight Committee, Legal and Compliance Department, BlackRock Inc., 40 East
52nd Street, New York, New York 10022.

17

*    *    *    *

PIMCO

The following are general proxy voting policies and procedures (“Policies and Procedures”) adopted by Pacific Investment Management Company LLC  (“PIMCO”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”).2  PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended

2 These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003.  See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).

(“1940 Act”) and separate investment accounts for other clients.3  These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and interpretations of its staff.  In addition to SEC requirements governing advisers, PIMCO’s Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), as set forth in the Department of Labor’s rules and regulations.4

PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies.  PIMCO’s authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets.  Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.5

Set forth below are PIMCO’s Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority.  These Policies and Procedures may be revised from time to time.

General Statements of Policy

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients.  Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

PIMCO may abstain from voting a client proxy under the following circumstances:  (1) when the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

Conflicts of Interest

PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients.  If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action:

1.           convening an ad-hoc committee to assess and resolve the conflict;6

2.	voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

3.	voting the proxy in accordance with the recommendation of an independent third-party service provider;

4.	suggesting that the client engage another party to determine how the proxies should be voted;

3 These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.

4 Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).  If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client’s account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.

5 For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients.  For purposes of these Policies and Procedures, voting or consent rights shall not include matters which are primarily investment decisions, including tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.

6 Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

5.	delegating the vote to an independent third-party service provider; or

6.	voting in accordance with the factors discussed in these Policies and Procedures.

PIMCO will document the process of resolving any identified material conflict of interest.

Reporting Requirements and the Availability of Proxy Voting Records

Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client.  However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy.  In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures:  (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO.  The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.

PIMCO Record Keeping

PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act.  These records include:  (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

Review and Oversight

PIMCO’s proxy voting procedures are described below.  PIMCO’s Compliance Group will provide for the supervision and periodic review, no less than on an annual basis, of its proxy voting activities and the implementation of these Policies and Procedures.

Because PIMCO has contracted with State Street Investment Manager Solutions, LLC (“IMS West”) to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process.  IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

1.           Transmit Proxy to PIMCO.  IMS West will forward to PIMCO’s Compliance Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).

2.           Conflicts of Interest.  PIMCO’s Compliance Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client.  As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position.  If no conflict exists, this group will forward each proxy to PIMCO’s Middle Office Group for consideration by the appropriate portfolio manager(s).  However, if a conflict does exist, PIMCO’s Compliance Group will seek to resolve any such conflict in accordance with these Policies and Procedures.

3.           Vote.  The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO’s Middle Office Group.

4.           Review.  PIMCO’s Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager.  PIMCO’s Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager’s decision as to how it should be voted.

5.           Transmittal to Third Parties.  IMS West will document the portfolio manager’s decision for each proxy received from PIMCO’s Middle Office Group in a format designated by the custodian bank or other third party service provider.  IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

6.           Information Barriers.  Certain entities controlling, controlled by, or under common control with PIMCO (“Affiliates”) may be engaged in banking, investment advisory, broker-dealer and investment banking activities.  PIMCO personnel and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any Affiliate.  Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.

Categories of Proxy Voting Issues

In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices.  PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote.  PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders’ best interests, and therefore in the best economic interest of PIMCO’s clients.  The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client’s proxies.

Board of Directors

1.           Independence.  PIMCO may consider the following factors when voting on director independence issues:  (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

2.           Director Tenure and Retirement.  PIMCO may consider the following factors when voting on limiting the term of outside directors:  (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board’s stability and continuity.

3.           Nominations in Elections.  PIMCO may consider the following factors when voting on uncontested elections:  (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer’s securities.

4.           Separation of Chairman and CEO Positions.  PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person:  (i) any potential conflict of interest with respect to the board’s ability to review and oversee management’s actions; and (ii) any potential effect on the issuer’s productivity and efficiency.

5.           D&O Indemnification and Liability Protection.  PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection:  (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

6.           Stock Ownership.  PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors:  (i) the benefits of additional vested interest in the issuer’s stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

Proxy Contests and Proxy Contest Defenses

1.           Contested Director Nominations.  PIMCO may consider the following factors when voting on proposals for director nominees in a contested election:  (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management’s track record; (iv) the issuer’s long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

2.           Reimbursement for Proxy Solicitation Expenses.  PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses:  (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

3.           Ability to Alter the Size of the Board by Shareholders.  PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

4.           Ability to Remove Directors by Shareholders.  PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.

5.           Cumulative Voting.  PIMCO may consider the following factors when voting on cumulative voting proposals:  (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director’s ability to work for all shareholders.

6.           Supermajority Shareholder Requirements.  PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer’s charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

Tender Offer Defenses

1.           Classified Boards.  PIMCO may consider the following factors when voting on classified boards:  (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.

2.           Poison Pills.  PIMCO may consider the following factors when voting on poison pills:  (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

3.           Fair Price Provisions.  PIMCO may consider the following factors when voting on proposals with respect to fair price provisions:  (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

Capital Structure

1.           Stock Authorizations.  PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

2.           Issuance of Preferred Stock.  PIMCO may consider the following factors when voting on the issuance of preferred stock:  (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

3.           Stock Splits.  PIMCO may consider the following factors when voting on stock splits:  (i) the percentage increase in the number of shares with respect to the issuer’s existing authorized shares; and (ii) the industry that the issuer is in and the issuer’s performance in that industry.

4.           Reversed Stock Splits.  PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer’s existing authorized stock; and (ii) issues related to delisting the issuer’s stock.

Executive and Director Compensation

1.           Stock Option Plans.  PIMCO may consider the following factors when voting on stock option plans:  (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.

2.           Director Compensation.  PIMCO may consider the following factors when voting on director compensation:  (i) whether director shares are at the same market risk as those of the issuer’s shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

3.           Golden and Tin Parachutes.  PIMCO may consider the following factors when voting on golden and/or tin parachutes:  (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

State of Incorporation

State Takeover Statutes.  PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute:  (i) the power the statute vests with the issuer’s board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

Mergers and Restructurings

1.           Mergers and Acquisitions.  PIMCO may consider the following factors when voting on a merger and/or acquisition:  (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights.  PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer’s shareholders.

2.           Corporate Restructurings.  With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.  With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset.  With respect to a proxy proposal that includes a liquidation, PIMCO may consider management’s efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

Investment Company Proxies

For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.

For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following:  (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client; (ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

1.           Election of Directors or Trustees.  PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund:  (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund’s performance.

2.           Converting Closed-end Fund to Open-end Fund.  PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund:  (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund’s shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.

3.           Proxy Contests.  PIMCO may consider the following factors related to a proxy contest:  (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

4.           Investment Advisory Agreements.  PIMCO may consider the following factors related to approval of an investment advisory agreement:  (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

5.           Policies Established in Accordance with the 1940 Act.  PIMCO may consider the following factors:  (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.

6.           Changing a Fundamental Restriction to a Non-fundamental Restriction.  PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction:  (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund’s portfolio.

7.           Distribution Agreements.  PIMCO may consider the following when voting on a proposal to approve a distribution agreement:  (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor’s reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

8.           Names Rule Proposals.  PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act:  (i)  whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

9.           Disposition of Assets/Termination/Liquidation.  PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund:  (i) strategies employed to salvage the fund; (ii) the fund’s past performance; and (iii) the terms of the liquidation.

10.           Changes to Charter Documents.  PIMCO may consider the following when voting on a proposal to change a fund’s charter documents:  (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

11.           Changing the Domicile of a Fund.  PIMCO may consider the following when voting on a proposal to change the domicile of a fund:  (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.

12.           Change in Fund’s Subclassification.  PIMCO may consider the following when voting on a change in a fund’s subclassification from diversified to non-diversified or to permit concentration in an industry:  (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

Distressed and Defaulted Securities

1.Waivers and Consents.  PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

2.Voting on Chapter 11 Plans of Liquidation or Reorganization.   PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.

Miscellaneous Provisions

1.           Such Other Business.  Proxy ballots sometimes contain a proposal granting the board authority to “transact such other business as may properly come before the meeting.”  PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to “transact such other business as may properly come before the meeting”:  (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO’s responsibility to consider actions before supporting them.

2.           Equal Access.  PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

3.           Charitable Contributions.  PIMCO may consider the following factors when voting on charitable contributions:  (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer’s resources that could have been used to increase shareholder value.

4.           Special Interest Issues.  PIMCO may consider the following factors when voting on special interest issues:  (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management’s responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client’s instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

PART C
(Optimum Fund Trust)
File Nos. 333-104654/811-21335
Post-Effective Amendment No. 10

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(a)	Articles of Incorporation.

(1)	Executed Amended and Restated Agreement and Declaration of Trust (December 6, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 6 filed July 27, 2007.

(b)	By-Laws. Amended and Restated By-Laws (December 6, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 5 filed July 28, 2006.

(c)	Instruments Defining Rights of Security Holders. None other than those contained in Exhibits (a) and (b).

(d)	Investment Advisory Contracts.

(1)
Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of each Fund, attached as Exhibit No. EX-99.d.1.

(2)	Form of Sub-Advisory Agreement incorporated into this filing by reference to Post-Effective Amendment No. 9 filed July 29, 2009.

(e)	Underwriting Contracts.

(1)	Distribution Agreements.

(i)
Executed Distribution Agreement (July 17, 2003) between the Registrant on behalf of each Fund and Delaware Distributors, L.P. (“Delaware Distributors”) incorporated into this filing by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed July 23, 2003.

(2)	Dealer’s Agreement incorporated into this filing by reference to Post-Effective Amendment No. 4 filed July 29, 2005.

                              (f)          Bonus or Profit Sharing Contracts.  Not applicable.

                              (g)            Custodian Agreements.

(1)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.)  and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 9 filed July 29, 2009.

(2)
Executed Securities Lending Authorization (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 7 filed May 30, 2008.

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(i)	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement attached as Exhibit EX-99.g.2.i.

(ii)	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement attached as Exhibit No. EX-99.g.2.ii.

(h)	Other Material Contracts.

(1)
Executed Amended and Restated Mutual Fund Services Agreement (December 15, 2007) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 7 filed May 30, 2008.

(2)
Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 7 filed May 30, 2008.

(3)
Executed Fund Accounting and Financial Administration Oversight Agreement (October 1, 2007) between the Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 7 filed May 30, 2008.

(i)
Legal Opinion.  Opinion and Consent of Counsel (July 22, 2003) incorporated into this filing by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed July 23, 2003.

(j)	Other Opinion. Not applicable.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

(m)	Rule 12b-1 Plan.

(1)
Distribution and Service Plan pursuant to Rule 12b-1 for Class A Shares (July 17, 2003) incorporated into this filing by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

(2)
Distribution and Service Plan pursuant to Rule 12b-1 for Class B Shares (July 17, 2003) incorporated into this filing by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

(3)
Distribution and Service Plan pursuant to Rule 12b-1 for Class C Shares (July 17, 2003) incorporated into this filing by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

(n)
Rule 18f-3 Plan. Plan pursuant to Rule 18f-3 (July 17, 2003) incorporated into this filing by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

(o)	Reserved.

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                              (p)          Codes of Ethics.

(1)	Code of Ethics (February 2010) for the Delaware Investments Family of Funds attached as Exhibit No. EX-99.p.1.

(2)
Code of Ethics (February 2010) for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) attached as Exhibit No. EX-99.p.2.

(3)	Code of Ethics (December 1, 2009) for BlackRock Advisors, LLC ("BlackRock") attached as Exhibit No. EX-99.p.3.

(4)	Code of Ethics (May 1, 2010) for Columbia Wanger Asset Management, L.P. ("CWAM") attached as Exhibit No. EX-99.p.4.

(5)	Code of Ethics (May 12, 2009) for Fred Alger Management, Inc. ("Alger") attached as Exhibit No. EX-99.p.5.

(6)	Code of Ethics (March 26, 2009) for The Killen Group, Inc. ("Killen") incorporated into this filing by reference to Post-Effective Amendment No. 9 filed July 29, 2009.

(7)	Code of Ethics (September 1, 2008) for Marsico Capital Management, LLC ("Marsico Capital") incorporated into this filing by reference to Post-Effective Amendment No. 9 filed July 29, 2009.

(8)	Code of Ethics (February 22, 2010) for Massachusetts Financial Services Company ("MFS") attached as Exhibit No. EX-99.p.8.

(9)	Code of Ethics (January 1, 2007) for Mondrian Investment Partners Limited ("Mondrian") incorporated into this filing by reference to Post-Effective Amendment No. 6 filed July 27, 2007.

(10)	Code of Ethics (May 1, 2009) for Pacific Investment Management Company LLC ("PIMCO") attached as Exhibit No. EX-99.p.10.

(11)	Code of Ethics (April 1, 2010) for TCW Investment Management Company ("TCW") attached as Exhibit No. EX-99.p.11.

(12)	Code of Ethics (March 13, 2009) for T. Rowe Price Associates , Inc. ("T. Rowe Price") incorporated into this filing by reference to Post-Effective Amendment No. 9 filed July 29, 2009.

(13)	Code of Ethics (March 6, 2009) for Delafield Group, a division of Tocqueville Asset Management, L.P. ("Tocqueville") attached as Exhibit No. EX-99.p.13.

(14)	Code of Ethics (April 1, 2010) for Wellington Management Company, LLP ("Wellington") attached as Exhibit No. EX-99.p.14.

(15)	Code of Ethics (March 2010) for Westwood Management Corp. ("Westwood") attached as Exhibit No. EX-99.p.15.

(q)	Other. Powers of Attorney (June 11, 2008) incorporated into this filing by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A filed July 28, 2008.

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Item 29.	Persons Controlled by or Under Common Control with Registrant. None.

Item 30.                      Indemnification.

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.2 of the Declaration of Trust provides that every Person who is, or has been, a Trustee or officer of Optimum Fund Trust (the “Trust”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Trust or its shareholders by reason of “willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office” (“Disabling Conduct”), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct:

(i)	by the court or other body approving the settlement;
(ii)	by at least a majority of those trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts; or
(iii)
by written opinion of independent legal counsel based upon a review of readily available facts. Article XI, Section 11.10 of the Declaration of Trust provides that notwithstanding anything else in the Declaration of Trust, any amendment to Article XI shall not limit the rights to indemnification or insurance provided therein with respect to action or omission of Covered Persons prior to such amendment.

Pursuant to Article X, Section 10.3 of the Declaration of Trust, in case any Shareholder of former Shareholder of any series (“Series”) shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Pursuant to Section 12 of the Distribution Agreement, the Trust agrees to indemnify, defend and hold harmless from the assets of the relevant Series Delaware Distributors and each person, if any, who controls Delaware Distributors within the meaning of Section 15 of the Securities Act of 1933 (“1933 Act”), from and against any and all losses, damages, or liabilities to which, jointly or severally, Delaware Distributors or such controlling person may become subject, insofar as the losses, damages or liabilities arise out of the performance of its duties hereunder, except that the Trust shall not be liable for indemnification of Delaware Distributors or any controlling person thereof for any liability to the Trust or its shareholders to which they would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties under the Agreement.

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

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Item 31.	Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments® Funds (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax- Free Money Fund, Delaware Pooled® Trust, Delaware VIP® Trust, Optimum Fund Trust, Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global Dividend and Income Fund) as well as to certain non-affiliated registered investment companies.  In addition, certain officers of the Manager also serve as trustees of other Delaware Investments Funds, and certain officers are also officers of these other funds.  A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds (see Item 32 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

The description of the Manager. under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of the Manager set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-32108) is incorporated into this filing by reference. The Manager, with the approval of the Registrant’s board of trustees, selects sub-advisers for each Fund of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisers for the Funds of the Registrant.

BlackRock serves as a sub-adviser to Optimum International Fund. The description of BlackRock. under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of BlackRock set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-47710) is incorporated into this filing by reference.

CWAM serves as a sub-adviser to Optimum Small-Mid Cap Growth Fund. The description of CWAM under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of CWAM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-41391) is incorporated into this filing by reference.

Alger serves as a sub-adviser to Optimum Large Cap Growth Fund. The description of Alger under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference.  Information on the directors and officers of Alger set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-6709) is incorporated into this filing by reference.

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Killen serves as a sub-adviser to Optimum Small-Mid Cap Value Fund. The description of Killen under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of Killen set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-18770) is incorporated into this filing by reference.

Marisco Capital serves as a sub-adviser to Optimum Large Cap Growth Fund. The description of Marsico Capital under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference.  Information on the directors and officers of Marsico Capital set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-54914) is incorporated into this filing by reference.

MFS serves as a sub-adviser to Optimum Large Cap Value Fund.  The description of MFS under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of MFS set forth in its Form ADV filed with the Securities and Exchange Commission (File No.  801-17352) is incorporated into this filing by reference.

Mondrian serves as a sub-adviser to Optimum International Fund. The description of Mondrian under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of Mondrian set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-37702) is incorporated into this filing by reference.

PIMCO serves as a sub-adviser to Optimum Fixed Income Fund. The description of PIMCO under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of PIMCO set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48187) is incorporated into this filing by reference.

Tocqueville serves as a sub-adviser to Optimum Small-Mid Cap Value Fund.  The description of Tocqueville under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of Tocqueville set forth in its Form ADV filed with the Securities and Exchange Commission (File No.  801-36209) is incorporated into this filing by reference.

TCW serves as a sub-adviser to Optimum Fixed Income Fund and Optimum Large Cap Value Fund. The description of TCW under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of TCW set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-29075) is incorporated into this filing by reference.

T. Rowe Price serves as a sub-adviser to Optimum Large Cap Growth Fund. The description of T. Rowe Price under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of T. Rowe Price set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-856) is incorporated into this filing by reference.

Wellington serves as a sub-adviser to Optimum Small-Mid Cap Growth Fund. The description of Wellington under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of Wellington set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-18727) is incorporated into this filing by reference.

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Westwood serves as a sub-adviser to Optimum Small-Mid Cap Value Fund.  The description of Westwood under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of Westwood set forth in its Form ADV filed with the Securities and Exchange Commission (File No.  801-60512) is incorporated into this filing by reference.

Item 32.                 Principal Underwriters.

(a)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

(b)
Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital Management	Limited Partner	None
Delaware Investment Advisers	Limited Partner	None
Theodore K. Smith	President	None
Philip N. Russo	Executive Vice President	None
Douglas L. Anderson	Senior Vice President	None
Jeffrey M. Kellogg	Senior Vice President	None
Brian L. Murray, Jr.	Senior Vice President	Senior Vice President/Chief Compliance Officer
David P. O’Connor	Senior Vice President/ General Counsel	Senior Vice President/Strategic Investment Relationships and Initiatives/General Counsel
Richard Salus	Senior Vice President/Controller/Treasurer/ Financial Operations Principal	Senior Vice President/Chief Financial Officer
Trevor M. Blum	Vice President	None
Mary Ellen M. Carrozza	Vice President	None
Anthony G. Ciavarelli	Vice President/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary
David F. Connor	Vice President/Secretary	Vice President/Deputy General Counsel/Secretary
Cori E. Daggett	Vice President/Assistant Secretary	Vice President/Assistant Secretary
Daniel V. Geatens	Vice President	Vice President
Edward M. Grant	Vice President	None
Audrey Kohart	Vice President	Vice President - Financial Planning and Reporting
Marlene D. Petter	Vice President	None
Richard D. Seidel	Vice President/Assistant Controller/Assistant Treasurer	None
Michael T. Taggart	Vice President	None
Molly Thompson	Vice President	None
Kathryn R. Williams	Vice President/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary

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(c)           Not applicable.

Item 33.                Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at the offices of the Registrant’s Custodian, The Bank of New York Mellon, One Wall Street, New York, NY 10286; Service Agent, Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19103; and Manager, Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103.

Item 34.                 Management Services.  None.

Item 35.                 Undertakings.  Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 28th day of May, 2010.

OPTIMUM FUND TRUST

By:	/s/ Theodore K. Smith
                          Theodore K. Smith
                President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Theodore K. Smith * Theodore K. Smith	President/Chief Executive Officer (Principal Executive Officer) and Trustee	May 28, 2010

Mark S. Casady * Mark S. Casady	Trustee	May 28, 2010

Robert J. Christian* Robert J. Christian	Trustee	May 28, 2010

Nicholas D. Constan * Nicholas D. Constan	Trustee	May 28, 2010

Durant Adams Hunter * Durant Adams Hunter	Trustee	May 28, 2010

Stephen Paul Mullin * Stephen Paul Mullin	Trustee	May 28, 2010

Robert A. Rudell* Robert A. Rudell	Trustee	May 28, 2010

Jon Edward Socolofsky * Jon Edward Socolofsky	Trustee	May 28, 2010

Richard Salus * Richard Salus	Senior Vice President/Chief Financial Officer (Principal Financial Officer)	May 28, 2010
* By: /s/ Theodore K. Smith Theodore K. Smith as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)

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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

EXHIBITS
TO
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

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INDEX TO EXHIBITS
(Optimum Fund Trust)

Exhibit No.                     Exhibit

EX-99.d.1	Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of each Fund

EX-99.g.2.i	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement

EX-99.g.2.ii	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement

EX-99.p.1	Code of Ethics (February 2010) for the Delaware Investments Family of Funds

EX-99.p.2	Code of Ethics (February 2010) for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.)

EX-99.p.3	Code of Ethics (December 1, 2009) for BlackRock Advisors, LLC

EX-99.p.4	Code of Ethics (May 1, 2010) for Columbia Wanger Asset Management, L.P.

EX-99.p.5	Code of Ethics (May 12, 2009) for Fred Alger Management, Inc.

EX-99.p.8	Code of Ethics (February 22, 2010) for Massachusetts Financial Services Company

EX-99.p.10	Code of Ethics (May 2009) for Pacific Investment Management Company LLC

EX-99.p.11	Code of Ethics (April 1, 2010) for TCW Investment Management Company

EX-99.p.13	Code of Ethics (March 2009) for Tocqueville Asset Management, L.P.

EX-99.p.14	Code of Ethics (April 1, 2010) for Wellington Management Company, LLP

EX-99.p.15	Code of Ethics (March 2010) for Westwood Management Corp.

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